Consolidated Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Bermuda — 0.1%
(a)(b)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.21%
Floor + 2.11%), 7.44%, 08/17/41 . USD 5,640 $ 5,599,042
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 7.73%, 01/16/37 . 6,476 6,463,416
OHA Credit Funding 11 Ltd., Series
2022-11A, Class E, (3-mo. CME
Term SOFR at 7.25% Floor +
7.25%), 12.56%, 07/19/33 ...... 250 252,971
OHA Credit Funding 13 Ltd., Series
2022-13A, Class E, (3-mo. CME
Term SOFR at 8.55% Floor +
8.55%), 13.87%, 07/20/35 ...... 7,675 7,834,250
Symphony CLO 38 Ltd., Series 2023-
38A, Class C1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%),
8.22%, 04/24/36 ............ 2,500 2,525,004
Symphony CLO 39 Ltd., Series 2023-
39A, Class E, (3-mo. CME Term
SOFR at 6.19% Floor + 6.19%),
11.60%, 04/25/34 ........... 5,000 4,993,856
Symphony CLO 40 Ltd., Series 2023-
40A, Class D, (3-mo. CME Term
SOFR at 5.00% Floor + 5.00%),
10.34%, 01/14/34 ........... 3,350 3,395,241
TSTAT Ltd., Series 2022-1A, Class
D1R, (3-mo. CME Term SOFR at
4.75% Floor + 4.75%), 10.07%,
07/20/31 ................. 5,000 4,999,817
36,063,597
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 8,997 6,498,001
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 12,794,900
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,456,195
Series 2020-1A, Class D, 6.87%,
10/20/39 ............... 150 104,680
20,853,776
Cayman Islands — 6.1%
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.66%), 7.98%, 04/20/30 ... USD 500 500,080
Series 2019-4A, Class DR, (3-mo.
CME Term SOFR at 3.65% Floor
+ 3.91%), 9.23%, 04/20/30 ... 3,500 3,450,344
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 7.53%, 01/20/36
(a) (b)
6,250 6,274,487
ACAS CLO Ltd.
(a)(b)
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 6.45%, 10/18/28 ... 2,008 2,010,221
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR + 1.86%),
7.16%, 10/18/28 .......... 500 498,705
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR + 2.46%),
7.76%, 10/18/28 .......... USD 3,690 $ 3,688,141
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (3-mo. CME Term SOFR at 3.30%
Floor + 3.56%), 8.88%, 01/15/33
(a) (b)
375 372,886
AGL CLO 5 Ltd., Series 2020-5A,
Class A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.98%,
07/20/34
(a) (b)
............... 390 389,304
AGL CLO 9 Ltd., Series 2020-9A,
Class E, (3-mo. CME Term SOFR
at 7.26% Floor + 7.52%), 12.84%,
01/20/34
(a) (b)
............... 1,220 1,211,685
AIMCO CLO, Series 2015-AA, Class X,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.53%, 10/17/34
(a) (b)
1,458 1,458,595
AIMCO CLO 12 Ltd., Series 2020-12A,
Class DR, (3-mo. CME Term SOFR
at 2.90% Floor + 2.90%), 8.22%,
01/17/32
(a) (b)
............... 610 606,677
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a) (b)
.. 20,000 15,254,000
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (3-mo.
CME Term SOFR at 2.15% Floor
+ 2.41%), 7.73%, 10/21/28 ... 2,740 2,740,302
Series 2014-1RA, Class C, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 8.58%, 10/21/28 ... 7,480 7,466,581
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.53%,
10/16/30
(a) (b)
............... 7,583 7,580,336
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.39%), 6.71%,
01/17/31
(a) (b)
............... 987 987,095
Allegro CLO VIII Ltd.
(a)(b)
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.68%, 07/15/31 ... 8,518 8,525,469
Series 2018-2A, Class B1, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.93%), 7.25%, 07/15/31 ... 500 500,042
Allegro CLO XI Ltd., Series 2019-2A,
Class C, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.57%,
01/19/33
(a) (b)
............... 560 561,352
ALM Ltd.
(a)(b)
Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%),
7.43%, 10/15/29 .......... 12,790 12,823,239
Series 2020-1A, Class B, (3-mo.
CME Term SOFR + 2.26%),
7.58%, 10/15/29 .......... 500 500,675
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a) (b) (c)
... 12,160 1
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.83%,
11/02/30
(a) (b)
............... 1,058 1,058,731
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.63%, 01/28/31 ... 3,148 3,146,398

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-3RA, Class B, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.08%, 01/28/31 ... USD 9,800 $ 9,789,334
Anchorage Capital CLO 4-R Ltd.,
Series 2014-4RA, Class C, (3-mo.
CME Term SOFR at 1.85% Floor +
2.11%), 7.43%, 01/28/31
(a) (b)
.... 1,500 1,498,128
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (3-mo. CME
Term SOFR at 1.05% Floor +
1.31%), 6.63%, 07/15/30
(a) (b)
.... 3,087 3,084,292
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo.
CME Term SOFR at 1.09% Floor
+ 1.35%), 6.67%, 01/28/31 ... 12,223 12,139,369
Series 2015-7A, Class BR2, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 01/28/31 ... 8,000 8,023,929
Series 2015-7A, Class D1R2, (3-mo.
CME Term SOFR at 3.50% Floor
+ 3.76%), 9.08%, 01/28/31 ... 8,860 8,842,007
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR + 1.51%),
6.83%, 10/13/30 .......... 1,459 1,455,474
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.91%),
7.23%, 10/13/30 .......... 3,680 3,683,334
Series 2013-1A, Class BR, (3-mo.
CME Term SOFR + 2.41%),
7.73%, 10/13/30 .......... 1,160 1,161,200
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR + 3.46%),
8.78%, 10/13/30 .......... 1,583 1,582,894
Series 2018-1RA, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 6.57%, 04/13/31 ... 5,447 5,434,200
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40
(a)
................ 20,250 19,402,801
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 19,876,312
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 7.68%, 01/28/39
(b)
.. 4,045 4,024,660
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)
......... 7,500 4,675,500
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a) (b)
............... 10,000 6,987,000
Antares CLO Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.59% Floor
+ 1.85%), 7.17%, 04/20/33 ... 3,250 3,249,836
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 7.26%, 01/23/36 ... 8,470 8,464,955
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.53% Floor
+ 1.79%), 7.12%, 07/25/33 ... 3,250 3,237,879
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XII, Series 2013-12A,
Class AR, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.66%,
04/15/31
(a) (b)
............... USD 20,612 $ 20,627,070
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 1.01% Floor + 1.27%),
6.59%, 04/20/31
(a) (b)
.......... 5,774 5,783,648
Apidos CLO XVIII, Series 2018-18A,
Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 6.47%,
10/22/30
(a) (b)
............... 27,894 28,105,485
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.68%, 07/16/31
(a) (b)
.......... 1,810 1,811,317
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A1R, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 6.64%, 04/20/31 ... 1,591 1,592,449
Series 2015-22A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.53%, 04/20/31 ... 3,250 3,251,006
Series 2015-22A, Class CR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.53%, 04/20/31 ... 800 802,562
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.53%, 10/20/30
(a) (b)
.......... 21,287 21,297,613
Apidos CLO Xxv, Series 2016-25A,
Class AJR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.50%),
6.81%, 10/20/31
(a) (b)
.......... 5,000 4,987,500
Apidos CLO XXV, Series 2016-25A,
Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
6.46%, 10/20/31
(a) (b)
.......... 11,805 11,775,488
Apidos CLO XXVI
(a)(b)
Series 2017-26A, Class A1AR, (3-
mo. CME Term SOFR at 0.90%
Floor + 1.16%), 6.46%, 07/18/29 2,115 2,115,629
Series 2017-26A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.51%, 07/18/29 ... 2,750 2,752,417
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. CME Term SOFR
at 0.93% Floor + 1.19%), 6.51%,
07/17/30
(a) (b)
............... 7,515 7,508,900
Apidos CLO XXVIII, Series 2017-28A,
Class D, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 11.08%,
01/20/31
(a) (b)
............... 270 270,427
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 7.13%,
04/15/31
(a) (b)
............... 250 250,256
Apidos CLO XXXII, Series 2019-32A,
Class D, (3-mo. CME Term SOFR
at 3.50% Floor + 3.76%), 9.08%,
01/20/33
(a) (b)
............... 300 300,037
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.18%,
07/20/34
(a) (b)
............... 1,320 1,321,074

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 11.88%,
10/22/34
(a) (b)
............... USD 850 $ 857,826
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.90%
Floor + 1.85%), 7.18%, 05/15/37
(a) (b)
19,738 19,688,756
Ares LI CLO Ltd., Series 2019-51A,
Class ER, (3-mo. CME Term SOFR
at 6.85% Floor + 7.11%), 12.43%,
07/15/34
(a) (b)
............... 300 299,572
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (3-mo. CME Term SOFR
at 1.05% Floor + 1.31%), 6.63%,
04/22/31
(a) (b)
............... 2,000 2,001,365
Ares Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 12.28%, 10/15/34 .. 10,850 10,963,884
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 9,731,400
Ares Loan Funding III Ltd., Series
2022-ALF3A, Class E, (3-mo.
CME Term SOFR at 7.58% Floor +
7.58%), 12.90%, 07/25/35
(a) (b)
... 800 800,532
Ares LV CLO Ltd., Series 2020-55A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.73%,
07/15/34
(a) (b)
............... 750 753,978
Ares XL CLO Ltd., Series 2016-40A,
Class A1RR, (3-mo. CME Term
SOFR at 0.87% Floor + 1.13%),
6.45%, 01/15/29
(a) (b)
.......... 3,009 3,007,648
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (3-mo. CME Term SOFR
at 2.05% Floor + 2.31%), 7.63%,
10/15/30
(a) (b)
............... 1,125 1,126,412
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 6.50%,
04/15/30
(a) (b)
............... 1,860 1,853,682
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.75%,
10/15/30
(a) (b)
............... 1,151 1,152,069
Assurant CLO Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 6.62%,
04/20/31
(a) (b)
............... 1,044 1,045,094
Atrium IX
(a)(b)
Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor +
1.25%), 6.59%, 05/28/30 .... 2,253 2,253,640
Series 9A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 7.10%, 05/28/30 .... 325 325,549
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a) (b)
.......... 13,300 5,054
Atrium XV, Series 15A, Class D, (3-mo.
CME Term SOFR at 3.00% Floor +
3.26%), 8.58%, 01/23/31
(a) (b)
.... 1,450 1,448,255
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.55%, 07/20/30 ... 719 719,445
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.08%, 07/20/30 ... USD 1,400 $ 1,398,479
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.26% Floor
+ 1.22%), 6.54%, 04/23/31 ... 11,242 11,238,908
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.65%, 07/19/31 ... 4,795 4,784,624
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (3-mo.
CME Term SOFR at 2.56% Floor
+ 2.56%), 7.88%, 01/20/34 ... 250 251,026
Series 2020-14A, Class D, (3-mo.
CME Term SOFR at 7.26% Floor
+ 7.26%), 12.58%, 01/20/34 .. 250 251,273
Ballyrock CLO 25 Ltd., Series 2023-
25A, Class C, (3-mo. CME Term
SOFR at 4.70% Floor + 4.70%),
10.02%, 01/25/36
(a) (b)
......... 1,750 1,770,656
Ballyrock CLO Ltd.
(a)(b)
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.26%),
6.58%, 04/20/31 .......... 569 569,050
Series 2018-1A, Class A2, (3-mo.
CME Term SOFR + 1.86%),
7.18%, 04/20/31 .......... 2,300 2,307,037
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.73%, 10/20/31 .. 1,340 1,347,688
Bardot CLO Ltd., Series 2019-2A,
Class DR, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.58%,
10/22/32
(a) (b)
............... 940 938,793
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.57%, 01/20/31 ... 2,917 2,918,268
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 6.98%, 01/20/31 ... 250 249,920
Series 2018-3A, Class A1, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.53%, 07/20/29 ... 1,327 1,326,496
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.83%,
07/15/31
(a) (b)
............... 450 444,195
Battalion CLO VIII Ltd., Series 2015-8A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.11%, 07/18/30
(a) (b)
.......... 11,000 11,000,120
Bean Creek CLO Ltd., Series 2015-1A,
Class AR, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 6.60%,
04/20/31
(a) (b)
............... 1,560 1,559,469
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A, (3-mo.
CME Term SOFR at 1.09% Floor +
1.35%), 6.67%, 04/20/31
(a) (b)
.... 3,442 3,444,745
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor +
1.36%), 6.68%, 01/20/31
(a) (b)
.... 2,837 2,839,084

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (3-mo.
CME Term SOFR + 2.26%), 7.58%,
10/15/30
(a) (b)
............... USD 1,375 $ 1,376,104
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor +
7.01%), 12.33%, 07/15/34
(a) (b)
... 1,000 1,002,521
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.81% Floor +
7.07%), 12.40%, 04/25/34
(a) (b)
... 1,250 1,249,801
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.66%,
04/30/31
(a) (b)
............... 17,190 17,198,282
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%),
8.87%, 10/19/34
(a) (b)
.......... 5,250 5,209,163
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor +
2.01%), 7.34%, 06/15/31 .... 2,000 2,002,345
Series 19A, Class DR, (3-mo. CME
Term SOFR at 3.35% Floor +
3.61%), 8.94%, 06/15/31 .... 4,795 4,786,022
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.76%, 10/22/30 ... 2,655 2,657,112
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.18%, 10/22/30 ... 4,000 4,003,958
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.58%, 04/20/31 ... 215 215,648
Series 2016-2A, Class C1R2, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.36%), 8.68%, 08/20/32 ... 250 243,693
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 6.51%, 11/15/30 ... 2,000 2,000,000
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 7.01%, 11/15/30 ... 7,400 7,400,000
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.28%, 07/30/30 ... 273 272,846
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 0.11% Floor
+ 1.37%), 6.68%, 08/15/31 ... 1,137 1,140,860
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.27%, 08/15/31 ... 2,750 2,752,054
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 6.51%, 10/25/30 ... 14,950 14,949,904
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 6.92%, 10/25/30 ... 9,000 8,999,960
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 6.66%, 07/15/31
(a) (b)
.... 1,410 1,410,770
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 8.74%, 07/25/34
(a) (b)
.... USD 250 $ 245,533
BlueMountain CLO XXVIII Ltd.
(a)(b)
Series 2021-28A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.84%, 04/15/34 ... 450 450,191
Series 2021-28A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.48%, 04/15/34 ... 2,000 1,953,270
BlueMountain CLO XXX Ltd., Series
2020-30A, Class ER, (3-mo. CME
Term SOFR at 6.70% Floor +
6.70%), 12.01%, 04/15/35
(a) (b)
... 250 231,679
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. CME
Term SOFR at 3.50% Floor +
3.76%), 9.08%, 11/20/34
(a) (b)
.... 1,510 1,463,056
BlueMountain Fuji US CLO I Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor +
1.24%), 6.56%, 07/20/29
(a) (b)
.... 23,950 23,949,738
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR + 1.26%), 6.58%,
10/20/30
(a) (b)
............... 3,599 3,600,850
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.03%, 04/15/29 ... 6,250 6,258,100
Series 2016-1A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.53%, 04/15/29 ... 500 496,814
Buttermilk Park CLO Ltd., Series
2018-1A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.68%, 10/15/31
(a) (b)
.......... 875 863,015
Canyon CLO Ltd., Series 2020-3A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.51%), 12.83%,
01/15/34
(a) (b)
............... 1,430 1,412,199
Carbone CLO Ltd., Series 2017-1A,
Class A1, (3-mo. CME Term SOFR
at 1.14% Floor + 1.40%), 6.72%,
01/20/31
(a) (b)
............... 3,238 3,238,309
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.58%, 01/15/31 ... 1,361 1,355,338
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.55%, 04/17/31 ... 20,404 20,405,785
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.62%, 05/15/31 ... 3,260 3,262,707
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR + 1.31%),
6.63%, 07/27/31 .......... 31,337 31,341,000
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.56%, 07/20/31 ... 440 440,499
Series 2015-4A, Class A1R, (3-mo.
CME Term SOFR + 1.60%),
6.92%, 07/20/32 .......... 400 400,060

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Carlyle US CLO Ltd.
(a)(b)
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.63%, 07/20/31 ... USD 4,636 $ 4,642,868
Series 2017-3A, Class A1AR, (3-mo.
CME Term SOFR at 0.90% Floor
+ 1.16%), 6.48%, 07/20/29 ... 1,867 1,868,686
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.76%, 01/15/30 ... 1,831 1,832,314
Series 2018-4A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.38%, 01/20/31 ... 550 549,175
Series 2019-1A, Class A1AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.66%, 04/20/31 ... 1,000 1,000,500
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR +
3.15%), 8.47%, 07/16/31
(a) (b)
.... 1,705 1,693,431
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class CR, (3-mo.
CME Term SOFR at 2.26% Floor
+ 2.26%), 7.58%, 04/20/32 ... 700 700,584
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 3.46% Floor
+ 3.46%), 8.78%, 04/20/32 ... 2,000 1,991,484
CarVal CLO III Ltd., Series 2019-2A,
Class E, (3-mo. CME Term SOFR
at 6.70% Floor + 6.70%), 12.02%,
07/20/32
(a) (b)
............... 1,300 1,284,976
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.83%, 10/15/34 ... 500 497,871
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 12.33%, 10/15/34 .. 250 248,027
Cathedral Lake CLO Ltd., Series 2013-
1A, Class A1R3, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
6.60%, 10/15/29
(a) (b)
.......... 6,966 6,965,764
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR + 1.51%),
6.83%, 07/20/30 .......... 12,801 12,824,430
Series 2017-1A, Class C, (3-mo.
CME Term SOFR + 2.66%),
7.98%, 07/20/30 .......... 750 750,478
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.18%, 07/20/31 ... 1,000 999,000
Series 2019-9A, Class B2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.48%, 02/12/30 ... 4,750 4,712,281
Cedar Funding IX CLO Ltd.
(a)(b)
Series 2018-9A, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.56%, 04/20/31 ... 25,651 25,666,718
Series 2018-9A, Class D, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.86%), 8.18%, 04/20/31 ... 250 249,185
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.68%, 07/17/31
(a) (b)
.... 5,036 5,039,043
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A1, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.58%, 01/20/31 ... USD 2,990 $ 2,990,531
Series 2018-7A, Class A2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.71%, 01/20/31 ... 250 250,405
Series 2018-7A, Class E, (3-mo.
CME Term SOFR at 4.55% Floor
+ 4.81%), 10.13%, 01/20/31 .. 2,963 2,784,724
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 450,659
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 6.95%, 05/29/32
(a) (b)
.... 1,000 998,661
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.18%, 07/15/33 ... 4,000 3,981,718
Series 2021-14A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.83%, 07/15/33 ... 13,750 13,174,267
Series 2021-14A, Class E, (3-mo.
CME Term SOFR at 6.34% Floor
+ 6.60%), 11.92%, 07/15/33 .. 4,975 4,868,944
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 15,290 7,272,997
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.64%, 04/27/31
(a) (b)
.... 4,850 4,853,327
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR + 1.36%), 6.66%, 07/18/31
(a) (b)
7,563 7,564,291
CIFC Funding 2019-III Ltd., Series
2019-3A, Class DR, (3-mo. CME
Term SOFR at 6.80% Floor +
7.06%), 12.38%, 10/16/34
(a) (b)
... 2,275 2,280,560
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class E, (3-mo. CME Term
SOFR at 8.94% Floor + 8.94%),
14.26%, 10/22/35
(a) (b)
......... 1,200 1,225,909
CIFC Funding Ltd.
(a)(b)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 07/16/30 ... 1,250 1,253,125
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR at 3.55% Floor
+ 3.81%), 9.13%, 07/16/30 ... 500 500,152
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.56%, 10/18/30 ... 20,048 20,047,965
Series 2013-3RA, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.56%, 04/24/31 ... 11,224 11,237,751
Series 2013-3RA, Class B, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.43%, 04/24/31 ... 650 647,606
Series 2013-3RA, Class C, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.48%, 04/24/31 ... 1,050 1,042,159
Series 2013-4A, Class DRR, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.38%, 04/27/31 ... 250 248,432

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR + 1.36%),
6.66%, 01/18/31 .......... USD 540 $ 539,661
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.63%, 04/24/30 ... 8,662 8,663,501
Series 2014-2RA, Class B1, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.38%, 04/24/30 ... 650 650,248
Series 2014-3A, Class A1R2, (3-mo.
CME Term SOFR + 1.46%),
6.78%, 10/22/31 .......... 827 827,797
Series 2014-5A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.46%), 6.78%, 10/17/31 ... 1,000 1,000,282
Series 2015-1A, Class ARR, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.69%, 01/22/31 ... 31,276 31,285,517
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.03%, 01/22/31 ... 400 399,385
Series 2015-3A, Class AR, (3-mo.
CME Term SOFR at 0.87% Floor
+ 1.13%), 6.44%, 04/19/29 ... 4,307 4,308,352
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.72%, 04/19/29 ... 8,750 8,736,179
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.53%, 04/20/30 ... 8,275 8,280,244
Series 2017-3A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 07/20/30 ... 8,471 8,474,374
Series 2017-4A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.53%, 10/24/30 ... 15,044 15,056,051
Series 2017-5A, Class A1, (3-mo.
CME Term SOFR + 1.44%),
6.76%, 11/16/30 .......... 14,853 14,868,238
Series 2017-5A, Class C, (3-mo.
CME Term SOFR + 3.11%),
8.43%, 11/16/30 .......... 800 797,226
Series 2018-1A, Class A, (3-mo.
CME Term SOFR + 1.26%),
6.56%, 04/18/31 .......... 230 229,825
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR + 1.30%),
6.62%, 04/20/31 .......... 6,646 6,654,242
Series 2018-4A, Class A1, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/17/31 ... 22,798 22,813,852
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 1.58% Floor
+ 1.84%), 7.16%, 07/15/33 ... 500 499,827
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.46%), 6.78%, 10/20/30 ... 1,232 1,233,364
Series 2015-1A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.53%, 10/20/30 ... 2,900 2,894,210
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.75%,
07/20/34
(a) (b)
............... 250 249,157
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
9.33%, 07/14/34
(a) (b)
.......... USD 1,000 $ 982,698
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR + 1.44%),
6.76%, 10/20/30 .......... 1,670 1,672,707
Series 2017-1A, Class B, (3-mo.
CME Term SOFR + 1.91%),
7.23%, 10/20/30 .......... 1,750 1,733,503
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.53%, 10/20/30 ... 900 898,381
Series 2017-1A, Class E, (3-mo.
CME Term SOFR at 6.35% Floor
+ 6.61%), 11.93%, 10/20/30 .. 1,500 1,503,358
Diameter Capital CLO 2 Ltd., Series
2021-2A, Class D, (3-mo. CME Term
SOFR at 6.32% Floor + 6.32%),
11.64%, 10/15/36
(a) (b)
......... 1,500 1,479,586
Dryden 106 CLO Ltd., Series 2022-
106A, Class E, (3-mo. CME Term
SOFR at 8.87% Floor + 8.87%),
14.18%, 10/15/35
(a) (b)
......... 500 508,285
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. CME
Term SOFR at 0.82% Floor +
1.08%), 6.39%, 11/15/28
(a) (b)
.... 12,111 12,076,660
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.60%, 04/15/29
(a) (b)
.... 7,972 7,974,550
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.68%, 01/15/31
(a) (b)
.... 1,370 1,370,166
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.55%, 04/15/31
(a) (b)
.... 4,309 4,301,994
Dryden 45 Senior Loan Fund, Series
2016-45A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor +
2.46%), 7.78%, 10/15/30
(a) (b)
.... 375 373,935
Dryden 49 Senior Loan Fund
(a)(b)
Series 2017-49A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.51%, 07/18/30 ... 653 652,868
Series 2017-49A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.16%, 07/18/30 ... 1,000 1,001,123
Dryden 50 Senior Loan Fund, Series
2017-50A, Class B, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.23%, 07/15/30
(a) (b)
.... 250 249,655
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR +
1.28%), 6.60%, 04/15/31
(a) (b)
.... 679 679,452
Dryden 58 CLO Ltd., Series 2018-58A,
Class A1, (3-mo. CME Term SOFR +
1.26%), 6.58%, 07/17/31
(a) (b)
.... 3,742 3,741,623
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.16%,
07/18/30
(a) (b)
............... 700 701,763

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 6.58%,
05/20/34
(a) (b)
............... USD 141 $ 140,540
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.58%,
04/17/33
(a) (b)
............... 250 247,834
Dryden Senior Loan Fund, Series 2017-
47A, Class A1R, (3-mo. CME Term
SOFR at 0.98% Floor + 1.24%),
6.56%, 04/15/28
(a) (b)
.......... 2,839 2,839,462
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR, (3-mo.
CME Term SOFR at 0.90% Floor +
1.16%), 6.48%, 04/15/29
(a) (b)
.... 2,457 2,457,921
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.77%, 08/15/30
(a) (b)
20,338 20,337,563
Elevation CLO Ltd., Series 2014-2A,
Class A1R, (3-mo. CME Term SOFR
+ 1.49%), 6.81%, 10/15/29
(a) (b)
... 44 43,672
Elmwood CLO 14 Ltd., Series 2022-1A,
Class E, (3-mo. CME Term SOFR
at 6.35% Floor + 6.35%), 11.67%,
04/20/35
(a) (b)
............... 4,900 4,897,147
Elmwood CLO 22 Ltd., Series 2023-1A,
Class E, (3-mo. CME Term SOFR
at 7.65% Floor + 7.65%), 12.97%,
04/17/36
(a) (b)
............... 2,000 2,001,222
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 8.58%, 04/20/34 ... 750 747,199
Series 2019-2A, Class ER, (3-mo.
CME Term SOFR at 6.80% Floor
+ 7.06%), 12.38%, 04/20/34 .. 14,750 14,777,397
Series 2019-2A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.26%), 13.58%, 04/20/34 .. 7,500 7,056,041
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 3,178,000
Elmwood CLO III Ltd., Series 2019-3A,
Class ER, (3-mo. CME Term SOFR
at 6.50% Floor + 6.76%), 12.08%,
10/20/34
(a) (b)
............... 500 503,734
Elmwood CLO IV Ltd., Series 2020-1A,
Class E, (3-mo. CME Term SOFR
at 6.60% Floor + 6.86%), 12.18%,
04/15/33
(a) (b)
............... 4,300 4,340,540
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.36%), 11.68%,
10/20/34
(a) (b)
............... 5,350 5,401,890
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 6.62%, 10/20/34 ... 1,000 1,000,800
Series 2021-3A, Class E, (3-mo.
CME Term SOFR at 5.85% Floor
+ 6.11%), 11.43%, 10/20/34 .. 3,000 2,985,095
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.53%,
04/17/31
(a) (b)
............... 1,150 1,150,824
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.59%,
11/16/34
(a) (b)
............... USD 800 $ 799,870
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.69%, 11/16/36
(a) (b)
2,184 2,172,890
Galaxy 31 CLO Ltd., Series 2023-31A,
Class E, (3-mo. CME Term SOFR
at 8.43% Floor + 8.43%), 13.74%,
04/15/36
(a) (b)
............... 650 660,853
Galaxy XIX CLO Ltd., Series 2015-19A,
Class A1RR, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.53%, 07/24/30
(a) (b)
.......... 2,156 2,156,698
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.55%,
10/15/30
(a) (b)
............... 3,907 3,907,094
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.68%, 07/15/31
(a) (b)
.......... 2,484 2,486,087
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%),
6.78%, 04/16/34
(a) (b)
.......... 850 852,281
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class A, (3-mo. CME Term
SOFR at 1.46% Floor + 1.46%),
6.79%, 11/22/31
(a) (b)
.......... 855 855,176
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
6.61%, 05/16/31
(a) (b)
.......... 16,390 16,393,622
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.56%),
6.88%, 07/15/31
(a) (b)
.......... 488 489,409
Generate CLO 2 Ltd., Series 2A, Class
AR, (3-mo. CME Term SOFR at
1.15% Floor + 1.41%), 6.73%,
01/22/31
(a) (b)
............... 15,788 15,791,980
Generate CLO 4 Ltd.
(a)(b)
Series 2016-2A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 12.33%, 04/20/32 .. 250 249,836
Series 4A, Class A1R, (3-mo. CME
Term SOFR at 1.09% Floor +
1.35%), 6.67%, 04/20/32 .... 930 929,681
Series 4A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor +
1.81%), 7.13%, 04/20/32 .... 2,750 2,752,825
Series 4A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor +
3.41%), 8.73%, 04/20/32 .... 1,500 1,496,930
Generate CLO 5 Ltd., Series 5A, Class
B, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.33%, 10/22/31
(a) (b)
1,750 1,756,678
Generate CLO 8 Ltd., Series 8A, Class
ER, (3-mo. CME Term SOFR at
6.95% Floor + 7.21%), 12.53%,
10/20/34
(a) (b)
............... 4,250 4,271,902

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.45%), 6.77%, 10/15/30 ... USD 2,583 $ 2,584,611
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.53%, 10/15/30 ... 7,160 7,168,866
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.53%, 10/15/30 ... 11,473 11,475,617
GoldenTree Loan Management US
CLO 3 Ltd., Series 2018-3A, Class
D, (3-mo. CME Term SOFR +
3.11%), 8.43%, 04/20/30
(a) (b)
.... 750 750,642
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
BR, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.13%,
10/20/32
(a) (b)
............... 2,040 2,041,499
GoldenTree Loan Opportunities XI Ltd.,
Series 2015-11A, Class AR2, (3-mo.
CME Term SOFR at 1.07% Floor +
1.33%), 6.63%, 01/18/31
(a) (b)
.... 3,244 3,247,425
GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-11A,
Class E, (3-mo. CME Term SOFR
at 5.35% Floor + 5.61%), 10.93%,
10/20/34
(a) (b)
............... 5,765 5,567,364
Golub Capital Partners CLO 37B Ltd.,
Series 2018-37A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor +
6.01%), 11.33%, 07/20/30
(a) (b)
.... 7,500 7,480,973
Golub Capital Partners CLO 46M Ltd.,
Series 2019-46A, Class B, (3-mo.
CME Term SOFR at 2.65% Floor +
2.91%), 8.23%, 04/20/32
(a) (b)
.... 2,000 2,020,328
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
CME Term SOFR at 6.56% Floor +
6.82%), 12.14%, 07/20/34
(a) (b)
... 2,690 2,678,009
Golub Capital Partners CLO 56M Ltd.,
Series 2021-56A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 7.12%, 10/25/33
(a) (b)
.... 6,250 6,259,664
Golub Capital Partners CLO Ltd.,
Series 2019-41A, Class B1R, (3-mo.
CME Term SOFR at 1.75% Floor +
2.01%), 7.33%, 01/20/34
(a) (b)
.... 2,000 1,998,675
Gracie Point International Funding,
Series 2023-1A, Class D, (SOFR90A
+ 4.50%), 9.86%, 09/01/26
(a) (b)
... 1,512 1,537,779
Gracie Point International Funding LLC,
Series 2023-1A, Class A, (SOFR90A
+ 1.95%), 7.31%, 09/01/26
(a) (b)
... 4,818 4,849,725
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.46%, 07/15/39
(a) (b)
.... 3,230 3,189,483
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR + 2.36%), 7.68%, 07/28/31
(a) (b)
500 500,527
Halsey Point CLO I Ltd., Series 2019-
1A, Class D, (3-mo. CME Term
SOFR at 4.35% Floor + 4.61%),
9.93%, 01/20/33
(a) (b)
.......... 2,500 2,470,074
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo.
CME Term SOFR + 1.51%),
6.81%, 07/18/31 .......... USD 930 $ 935,607
Series 3A-2014, Class A1R, (3-mo.
CME Term SOFR + 1.44%),
6.74%, 07/18/29 .......... 378 378,596
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.57%, 05/06/30 ... 17,131 17,131,403
Series 6A-2015, Class A1R, (3-mo.
CME Term SOFR + 1.26%),
6.53%, 02/05/31 .......... 6,987 6,965,858
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1TR, (3-mo.
CME Term SOFR at 1.60% Floor +
1.86%), 7.18%, 07/20/33
(a) (b)
.... 12,500 12,562,568
Ivy Hill Middle Market Credit Fund XX
Ltd., Series 20A, Class A, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 7.72%, 04/20/35
(a) (b)
.... 2,000 2,019,253
Ivy Hill Middle Market Credit Fund XXI
Ltd., Series 21A, Class A, (3-mo.
CME Term SOFR at 2.45% Floor +
2.45%), 7.75%, 07/18/35
(a) (b)
.... 19,750 19,956,709
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR + 1.96%),
7.29%, 09/15/29
(a) (b)
.......... 3,000 2,999,341
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 8.08%, 01/20/31
(a) (b)
400 373,666
LCM XIII LP, Series 13A, Class AR3,
(3-mo. CME Term SOFR at 0.87%
Floor + 1.13%), 6.44%, 07/19/27
(a) (b)
23 22,965
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR + 1.30%),
6.62%, 07/20/31
(a) (b)
.......... 634 635,537
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR at 1.02%
Floor + 1.28%), 6.60%, 04/20/31
(a) (b)
7,800 7,802,108
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.56%, 03/20/30
(a) (b)
580 579,892
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
6.87%, 01/17/37
(a) (b)
.......... 6,214 6,144,720
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,489 2,814,056
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 8,258 6,624,358
Madison Park Funding LIV Ltd., Series
2022-54A, Class E1, (3-mo. CME
Term SOFR at 8.95% Floor +
8.95%), 14.27%, 10/21/34
(a) (b)
... 250 254,842
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class E, (3-mo.
CME Term SOFR at 8.57% Floor +
8.57%), 13.89%, 04/21/35
(a) (b)
... 2,250 2,314,723
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (3-mo.
CME Term SOFR at 0.90% Floor +
1.16%), 6.48%, 07/23/29
(a) (b)
.... 7,002 7,002,217

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.52%, 04/19/30 ... USD 5,884 $ 5,884,720
Series 2014-13A, Class BR2, (3-mo.
CME Term SOFR + 1.76%),
7.07%, 04/19/30 .......... 8,300 8,309,292
Madison Park Funding XIV Ltd., Series
2014-14A, Class DRR, (3-mo.
CME Term SOFR at 2.95% Floor +
3.21%), 8.53%, 10/22/30
(a) (b)
.... 1,000 996,859
Madison Park Funding XLII Ltd., Series
13A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
6.47%, 11/21/30
(a) (b)
.......... 51,960 51,959,345
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a) (b)
............... 2,000 1,479,600
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR at 6.51% Floor +
6.51%), 11.82%, 04/19/33
(a) (b)
.... 500 499,317
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.58%, 07/21/30
(a) (b)
.... 5,861 5,862,361
Madison Park Funding XVIII Ltd.
(a)(b)
Series 2015-18A, Class ARR, (3-mo.
CME Term SOFR at 0.94% Floor
+ 1.20%), 6.52%, 10/21/30 ... 51,210 51,200,447
Series 2015-18A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.53%, 10/21/30 ... 2,750 2,695,637
Madison Park Funding XX Ltd., Series
2016-20A, Class BR, (3-mo. CME
Term SOFR + 1.81%), 7.13%,
07/27/30
(a) (b)
............... 2,000 2,003,716
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.55%, 07/27/31 ... 19,740 19,735,850
Series 2017-23A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 7.13%, 07/27/31 ... 2,000 2,001,921
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 07/27/31 ... 3,000 3,001,842
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (3-mo.
CME Term SOFR + 2.01%), 7.33%,
10/20/29
(a) (b)
............... 7,250 7,266,088
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (3-mo.
CME Term SOFR at 5.70% Floor +
5.96%), 11.26%, 10/18/30
(a) (b)
.... 1,750 1,753,636
Madison Park Funding XXV Ltd.
(a)(b)
Series 2017-25A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.56%, 04/25/29 ... 8,039 8,036,650
Series 2017-25A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 04/25/29 ... 6,500 6,500,538
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
CME Term SOFR + 1.46%), 6.78%,
07/29/30
(a) (b)
............... 4,127 4,129,866
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class A1A, (3-mo.
CME Term SOFR at 0.26% Floor
+ 1.29%), 6.61%, 04/20/30 ... USD 1,860 $ 1,860,481
Series 2018-27A, Class C, (3-mo.
CME Term SOFR at 0.26% Floor
+ 2.86%), 8.18%, 04/20/30 ... 2,125 2,122,344
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class A, (3-mo.
CME Term SOFR at 0.75% Floor
+ 1.01%), 6.33%, 04/15/29
(a)
.. 22,208 22,208,495
Series 2018-30A, Class E, (3-mo.
CME Term SOFR at 4.95% Floor
+ 5.21%), 10.53%, 04/15/29
(a)
. 2,050 2,034,807
Series 2018-30X, Class E, (3-mo.
CME Term SOFR at 4.95% Floor
+ 5.21%), 10.53%, 04/15/29
(d)
. 1,000 992,588
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class D, (3-mo.
CME Term SOFR at 3.00% Floor +
3.26%), 8.58%, 01/23/31
(a) (b)
.... 5,500 5,509,260
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.71%, 04/25/32 ... 250 250,401
Series 2019-34A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.94%, 04/25/32 ... 250 250,500
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor +
2.16%), 7.48%, 07/17/34
(a) (b)
.... 250 248,517
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%),
7.53%, 01/15/34
(a) (b)
.......... 3,300 3,318,160
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. CME
Term SOFR at 3.65% Floor +
3.91%), 9.23%, 01/22/35
(a) (b)
.... 500 498,479
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL7, Class
A, (1-mo. CME Term SOFR at 1.08%
Floor + 1.19%), 6.52%, 10/16/36
(a) (b)
1,808 1,794,741
MidOcean Credit CLO XI Ltd., Series
2022-11A, Class BR, (3-mo. CME
Term SOFR at 2.65% Floor +
2.65%), 8.02%, 10/18/33
(a) (b)
.... 2,000 2,002,844
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 6.65%,
10/20/30
(a) (b)
............... 208 208,263
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.18%, 10/20/30 ... 250 249,574
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.63%, 10/20/30 ... 1,000 996,949
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.61%, 01/28/30
(a) (b)
.... 1,712 1,713,305

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
CME Term SOFR at 0.92% Floor +
1.18%), 6.50%, 10/15/29
(a) (b)
.... USD 15,014 $ 15,015,445
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor
+ 1.29%), 6.61%, 04/22/29 ... 9,542 9,545,765
Series 2014-17A, Class CR2, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 04/22/29 ... 5,350 5,323,511
Series 2014-17A, Class DR2A, (3-
mo. CME Term SOFR at 2.80%
Floor + 3.06%), 8.38%, 04/22/29 1,500 1,487,356
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.42%), 6.74%, 07/15/34 ... 439 438,780
Series 2015-20A, Class BRR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 07/15/34 ... 500 498,233
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 10/17/30 ... 400 400,151
Series 2016-22A, Class CR, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.78%, 10/17/30 ... 250 250,007
Neuberger Berman Loan Advisers CLO
25 Ltd.
(a)(b)
Series 2017-25A, Class AR, (3-mo.
CME Term SOFR at 0.93% Floor
+ 1.19%), 6.49%, 10/18/29 ... 1,844 1,844,274
Series 2017-25A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 8.41%, 10/18/29 ... 1,040 1,040,377
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.48%, 10/18/30
(a) (b)
27,165 27,155,462
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(3-mo. CME Term SOFR at 6.10%
Floor + 6.36%), 11.67%, 01/20/32
(a) (b)
825 824,503
Neuberger Berman Loan Advisers CLO
36 Ltd., Series 2020-36A, Class
CR2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 7.82%,
04/20/33
(a) (b)
............... 6,700 6,699,866
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class ER,
(3-mo. CME Term SOFR at 5.75%
Floor + 6.01%), 11.33%, 07/20/31
(a) (b)
250 247,471
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.23%, 01/20/36
(a) (b)
750 750,832
New Mountain CLO 3 Ltd., Series CLO-
3A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%),
7.28%, 10/20/34
(a) (b)
.......... 3,000 2,998,588
OCP CLO Ltd.
(a)
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.67%, 04/26/31
(b)
.. 2,603 2,606,112
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.49%, 04/26/31
(b)
.. USD 1,430 $ 1,394,375
Series 2014-6A, Class A1R, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.84%, 10/17/30
(b)
.. 1,268 1,269,313
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR + 1.38%),
6.70%, 07/20/29
(b)
......... 506 506,264
Series 2014-7A, Class A2RR, (3-mo.
CME Term SOFR + 1.91%),
7.23%, 07/20/29
(b)
......... 1,600 1,601,140
Series 2014-7A, Class B1RR, (3-mo.
CME Term SOFR + 2.51%),
7.83%, 07/20/29
(b)
......... 500 500,536
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,547,932
Series 2017-13A, Class A1AR,
(3-mo. CME Term SOFR at
0.96% Floor + 1.22%), 6.54%,
07/15/30
(b)
.............. 16,491 16,499,841
Series 2017-14A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 11/20/30
(b)
.. 2,451 2,454,892
Series 2017-14A, Class B, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.53%, 11/20/30
(b)
.. 1,200 1,199,976
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.59%, 04/10/33
(b)
.. 500 501,585
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.74%, 04/10/33
(b)
.. 2,200 2,151,327
Series 2019-17A, Class ER, (3-mo.
CME Term SOFR at 6.76% Floor
+ 6.76%), 12.08%, 07/20/32
(b)
. 1,500 1,501,522
Series 2020-18A, Class AR, (3-mo.
CME Term SOFR at 1.09% Floor
+ 1.35%), 6.67%, 07/20/32
(b)
.. 1,000 1,000,533
Series 2020-18A, Class DR, (3-mo.
CME Term SOFR at 3.20% Floor
+ 3.46%), 8.78%, 07/20/32
(b)
.. 2,750 2,746,425
Series 2020-20A, Class D1, (3-mo.
CME Term SOFR at 4.21% Floor
+ 4.21%), 9.54%, 10/09/33
(b)
.. 2,500 2,524,593
Series 2020-20A, Class E, (3-mo.
CME Term SOFR at 7.92% Floor
+ 7.92%), 13.25%, 10/09/33
(b)
. 1,500 1,505,936
Series 2022-25A, Class E1, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 11.47%, 07/20/35
(b)
. 2,250 2,213,759
Series 2022-25A, Class E2, (3-mo.
CME Term SOFR at 8.60% Floor
+ 7.85%), 13.17%, 07/20/35
(b)
. 4,950 4,959,170
Octagon 64 Ltd., Series 2022-1A, Class
X, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.47%, 07/21/37
(a) (b)
1,143 1,142,160
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
CME Term SOFR + 1.22%), 6.54%,
04/16/31
(a) (b)
............... 9,488 9,494,128
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR + 1.26%), 6.58%,
03/17/30
(a) (b)
............... 1,826 1,825,550

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.53%, 07/15/29
(a) (b)
.... USD 5,261 $ 5,263,053
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 1.19% Floor +
1.45%), 6.77%, 01/20/31
(a) (b)
.... 2,310 2,310,908
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.64%, 01/20/31
(a) (b)
.... 2,607 2,608,874
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.55%, 04/15/31
(a) (b)
.... 52,268 52,252,576
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
CME Term SOFR at 1.58% Floor +
1.84%), 7.17%, 07/25/30
(a) (b)
.... 1,000 999,624
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.53%, 07/15/29
(a) (b)
.... 3,218 3,219,079
Octagon Investment Partners XV Ltd.
(a)
(b)
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.54%, 07/19/30 ... 11,629 11,621,529
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.61%),
6.92%, 07/19/30 .......... 1,000 999,634
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.60%, 07/17/30
(a) (b)
.... 2,846 2,846,286
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class AAR3, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.57%, 02/14/31
(a) (b)
.... 4,750 4,750,000
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 7.28%, 11/18/31
(a) (b)
.... 250 250,266
OHA Credit Funding 2 Ltd., Series
2019-2A, Class ER, (3-mo. CME
Term SOFR at 6.36% Floor +
6.62%), 11.94%, 04/21/34
(a) (b)
.... 2,100 2,113,998
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.23%, 07/02/35
(a) (b)
.... 250 250,294
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 6.73%, 10/22/36
(a) (b)
.... 500 500,412
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (3-mo. CME
Term SOFR at 1.14% Floor +
1.40%), 6.72%, 07/20/34
(a) (b)
.... 1,000 1,000,659
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR, (3-mo.
CME Term SOFR at 2.15% Floor
+ 2.41%), 7.73%, 01/20/32 ... 300 300,405
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-11A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.53%, 01/20/32 ... USD 1,000 $ 995,317
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 7.28%, 10/25/34
(a) (b)
.... 750 751,734
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. CME Term
SOFR + 1.30%), 6.62%, 05/23/31
(a) (b)
14,159 14,177,757
OSD CLO Ltd.
(a)(b)
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.26%), 11.58%, 04/17/31 .. 500 493,682
Series 2023-27A, Class E, (3-mo.
CME Term SOFR at 8.25% Floor
+ 8.25%), 13.56%, 04/16/35 .. 3,500 3,514,040
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.51%), 6.83%, 10/22/30 ... 417 417,211
Series 2013-4A, Class A2R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.28%, 10/22/30 ... 960 958,715
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a) (b)
...... 3,200 107,667
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 10/17/29 ... 3,815 3,843,627
Series 2014-8A, Class CRR, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.73%, 10/17/29 ... 1,835 1,831,751
OZLM XX Ltd., Series 2018-20A,
Class A2, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.23%,
04/20/31
(a) (b)
............... 250 250,325
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A2R3, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.08%, 10/17/31 ... 1,250 1,248,632
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.71%, 01/17/31 ... 1,202 1,203,091
Series 2015-2A, Class CR2, (3-mo.
CME Term SOFR at 2.75% Floor
+ 3.01%), 8.33%, 07/20/30 ... 500 500,116
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.61% Floor
+ 6.61%), 11.93%, 07/15/34 .. 250 251,592
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.73%, 01/15/35 ... 250 250,575
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 6.35% Floor
+ 6.35%), 11.67%, 04/20/35 .. 3,500 3,498,485
Series 2023-4A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 12.16%, 10/20/33 .. 2,700 2,729,716
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 6.48%, 04/20/29 ... 4,332 4,325,347
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 6.26% Floor
+ 6.26%), 11.58%, 04/20/29 .. 3,000 2,997,237

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-2A, Class A2, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.51%), 6.83%, 05/20/29 ... USD 11,750 $ 11,777,926
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 5.00% Floor
+ 5.26%), 10.58%, 05/20/29 .. 500 491,742
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 0.80% Floor
+ 1.06%), 6.38%, 07/20/29 ... 11,251 11,252,986
Series 2021-3A, Class C, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.76%), 8.08%, 07/20/29 ... 5,250 5,174,728
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 5.00% Floor
+ 5.26%), 10.58%, 07/20/29 .. 4,875 4,793,990
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 0.80% Floor
+ 1.06%), 6.38%, 10/15/29 ... 1,892 1,885,041
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 10/15/29 ... 500 500,595
Series 2021-4A, Class C, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.86%), 8.18%, 10/15/29 ... 2,000 2,002,236
Series 2021-4A, Class D, (3-mo.
CME Term SOFR at 5.00% Floor
+ 5.26%), 10.58%, 10/15/29 .. 10,000 9,819,863
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 7.21%, 10/15/30 ... 25,000 25,012,340
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 7.51%, 10/15/30 ... 10,500 10,500,279
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 8.41%, 10/15/30 ... 6,000 5,951,044
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 11.51%, 10/15/30 .. 11,750 11,717,960
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.72%, 04/15/31 ... 5,000 4,999,953
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 11.22%, 04/15/31 .. 5,000 4,950,088
Series 2023-2A, Class C, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 9.70%, 01/25/32 ... 5,325 5,323,889
Park Avenue Institutional Advisers CLO
Ltd., Series 2019-1A, Class A1,
(3-mo. CME Term SOFR at 1.48%
Floor + 1.74%), 7.05%, 05/15/32
(a) (b)
500 501,540
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.76%,
07/24/31
(a) (b)
............... 2,179 2,182,342
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.83%,
07/15/34
(a) (b)
............... 375 370,238
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (3-mo. CME Term SOFR
at 6.43% Floor + 6.69%), 12.01%,
05/18/34
(a) (b)
............... 500 487,821
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Post CLO Ltd., Series 2018-1A, Class
D, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.53%, 04/16/31
(a) (b)
USD 2,250 $ 2,253,521
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%,
08/24/49
(a)
................ 2,680 2,615,709
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
6.52%, 10/15/30
(a) (b)
.......... 4,064 4,045,451
Rad CLO 16 Ltd., Series 2022-16A,
Class E, (3-mo. CME Term SOFR
at 8.22% Floor + 8.22%), 13.53%,
10/15/34
(a) (b)
............... 750 760,074
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3-mo. CME Term SOFR
at 8.30% Floor + 8.30%), 13.62%,
10/20/35
(a) (b)
............... 500 507,732
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 7.13%, 04/15/32 ... 400 398,883
Series 2019-3A, Class CR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.11%), 7.43%, 04/15/32 ... 700 697,225
Series 2019-3A, Class DR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 3.01%), 8.33%, 04/15/32 ... 750 735,142
Rad CLO 4 Ltd.
(a)(b)
Series 2019-4A, Class C, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.39%, 04/25/32 ... 1,425 1,425,015
Series 2019-4A, Class D, (3-mo.
CME Term SOFR at 3.85% Floor
+ 4.11%), 9.44%, 04/25/32 ... 2,000 2,018,397
Rad CLO 5 Ltd., Series 2019-5A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.73%,
07/24/32
(a) (b)
............... 250 248,735
Rad CLO 6 Ltd., Series 2019-6A, Class
E, (3-mo. CME Term SOFR at 7.53%
Floor + 7.79%), 13.11%, 01/20/33
(a) (b)
250 250,367
Rad CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 6.68%, 04/17/36 ... 250 249,692
Series 2020-7A, Class CR, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 7.93%, 04/17/36 ... 500 499,987
Series 2020-7A, Class D1R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 9.48%, 04/17/36 ... 500 499,989
Rad CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.48%, 01/15/34 ... 500 500,374
Series 2020-9A, Class E, (3-mo.
CME Term SOFR at 7.59% Floor
+ 7.85%), 13.17%, 01/15/34 .. 3,500 3,479,163
Recette CLO Ltd., Series 2015-1A,
Class DRR, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%),
8.83%, 04/20/34
(a) (b)
.......... 1,000 984,709

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.38%, 04/17/30 ... USD 1,250 $ 1,255,071
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 2.45% Floor
+ 2.71%), 8.03%, 04/17/30 ... 2,320 2,323,253
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.68%, 04/20/34
(a) (b)
.......... 3,000 3,027,003
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 06/20/34 ... 1,300 1,300,467
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 06/20/34 ... 250 250,317
Regatta VIII Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.28%, 10/17/30 ... 5,020 5,039,544
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 3.20% Floor
+ 3.46%), 8.78%, 10/17/30 ... 840 845,157
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR + 1.33%), 6.65%, 07/17/31
(a) (b)
2,863 2,866,331
Regatta XIII Funding Ltd., Series
2018-2A, Class C, (3-mo. CME Term
SOFR + 3.36%), 8.68%, 07/15/31
(a) (b)
625 619,855
Regatta XIV Funding Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%),
6.78%, 10/25/31
(a) (b)
.......... 1,349 1,349,146
Regatta XVI Funding Ltd., Series
2019-2A, Class B, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%),
7.63%, 01/15/33
(a) (b)
.......... 250 250,252
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.41%), 9.73%, 10/15/33 ... 600 601,441
Series 2020-1A, Class E, (3-mo.
CME Term SOFR at 7.61% Floor
+ 7.87%), 13.19%, 10/15/33 .. 500 501,235
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.68%, 01/20/35
(a) (b)
.......... 500 497,170
Regatta XXV Funding Ltd., Series
2023-1A, Class E, (3-mo. CME Term
SOFR at 8.41% Floor + 8.41%),
13.72%, 07/15/36
(a) (b)
......... 1,000 1,021,940
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.48%, 10/15/29 ... 1,250 1,251,458
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 8.43%, 10/15/29 ... 5,360 5,357,810
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.45%), 6.77%, 10/20/30 ... 11,135 11,141,009
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-3A, Class D, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 8.23%, 10/20/30 ... USD 430 $ 428,290
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 454,862
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.72% Floor
+ 1.98%), 7.30%, 05/20/31 ... 250 250,548
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 455,568
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 514,522
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 07/20/34 ... 250 249,477
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a) (b)
............... 5,000 3,043,000
Romark CLO II Ltd., Series 2018-2A,
Class A1, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.76%,
07/25/31
(a) (b)
............... 6,168 6,185,695
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 8.79%,
07/10/34
(a) (b)
............... 3,500 3,362,560
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR +
2.41%), 7.73%, 10/23/30
(a) (b)
.... 1,650 1,648,690
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.03% Floor + 1.29%), 6.61%,
04/20/31
(a) (b)
............... 15,460 15,484,749
RR 16 Ltd., Series 2021-16A, Class A2,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.23%, 07/15/36
(a) (b)
3,750 3,752,760
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a) (b)
...... 475 319,295
RR 18 Ltd., Series 2021-18A, Class A2,
(3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.18%, 10/15/34
(a) (b)
1,750 1,751,351
RR 3 Ltd., Series 2018-3A, Class A1R2,
(3-mo. CME Term SOFR at 1.09%
Floor + 1.35%), 6.67%, 01/15/30
(a) (b)
1,642 1,642,698
RR 4 Ltd., Series 2018-4A, Class A2,
(3-mo. CME Term SOFR at 0.26%
Floor + 1.81%), 7.13%, 04/15/30
(a) (b)
2,000 2,005,376
RRX 3 Ltd., Series 2021-3A, Class A1,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.58%), 6.90%, 04/15/34
(a) (b)
1,000 1,001,660
RRX 7 Ltd., Series 2022-7A, Class
D, (3-mo. CME Term SOFR at
6.85% Floor + 6.85%), 12.17%,
07/15/35
(a) (b)
............... 250 254,067
Sandstone Peak II Ltd., Series 2023-
1A, Class E, (3-mo. CME Term
SOFR at 8.79% Floor + 8.79%),
14.11%, 07/20/36
(a) (b)
......... 3,000 3,066,012
Shackleton CLO Ltd.
(a)(b)
Series 2015-7RA, Class C, (3-mo.
CME Term SOFR at 2.35% Floor
+ 2.61%), 7.93%, 07/15/31 ... 250 250,009
Series 2017-10A, Class AR2, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 6.47%, 04/20/29 ... 4,188 4,185,376

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class E, (3-mo. CME Term
SOFR at 6.89% Floor + 7.15%),
12.47%, 04/30/32
(a) (b)
......... USD 1,250 $ 1,242,409
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. CME Term
SOFR at 5.90% Floor + 6.16%),
11.48%, 07/20/34
(a) (b)
......... 6,000 5,890,282
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (3-mo. CME
Term SOFR at 6.20% Floor +
6.46%), 11.78%, 01/20/34
(a) (b)
.... 2,250 2,225,569
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. CME
Term SOFR at 6.50% Floor +
6.76%), 12.08%, 04/20/34
(a) (b)
... 4,000 3,996,038
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%),
6.66%, 01/26/31
(a) (b)
.......... 406 406,444
Sound Point CLO III-R Ltd., Series
2013-2RA, Class A1, (3-mo. CME
Term SOFR at 0.95% Floor +
1.21%), 6.53%, 04/15/29
(a) (b)
.... 1,227 1,226,675
Sound Point CLO XII Ltd.
(a)(b)
Series 2016-2A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.08%, 10/20/28 ... 2,613 2,613,137
Series 2016-2A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.63%, 10/20/28 ... 4,000 3,999,868
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.08%, 01/23/29 ... 2,000 2,000,000
Series 2017-1A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.63%, 01/23/29 ... 3,350 3,350,367
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
9.09%, 04/25/34
(a) (b)
.......... 345 338,307
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.83%,
10/15/30
(a) (b)
............... 334 334,449
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (3-mo.
CME Term SOFR at 7.08% Floor
+ 7.34%), 12.66%, 01/15/31 .. 1,690 1,692,195
Series 2018-1A, Class USUB,
0.00%, 01/15/2118 ......... 7,680 4,205,195
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.38%, 12/29/29 ... 1,475 1,474,592
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.08%, 12/29/29 ... 3,680 3,692,880
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.58%, 12/29/29 .. 3,750 3,679,542
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 1,754,068
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-2A, Class A, (3-mo.
CME Term SOFR at 0.90% Floor
+ 1.16%), 6.48%, 12/28/29 ... USD 1,276 $ 1,276,215
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 6.01%), 11.33%, 12/28/29 .. 1,250 1,250,070
Series 2021-3A, Class C, (3-mo.
CME Term SOFR at 2.31% Floor
+ 2.31%), 7.63%, 12/29/29 ... 250 250,112
Series 2021-3A, Class E, (3-mo.
CME Term SOFR at 6.01% Floor
+ 6.01%), 11.33%, 12/29/29 .. 600 600,710
Symphony CLO XVI Ltd., Series 2015-
16A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
6.73%, 10/15/31
(a) (b)
.......... 297 296,875
Symphony CLO XVII Ltd., Series 2016-
17A, Class BR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%),
6.78%, 04/15/28
(a) (b)
.......... 4,788 4,788,981
Symphony CLO XXII Ltd., Series 2020-
22A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%),
8.71%, 04/18/33
(a) (b)
.......... 1,500 1,489,941
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 01/15/34 ... 510 510,682
Series 2020-23A, Class ER, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.73%, 01/15/34 .. 510 511,094
Symphony Static CLO I Ltd., Series
2021-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%),
7.44%, 10/25/29
(a) (b)
.......... 1,500 1,484,411
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 6.42%,
01/17/32
(a) (b)
............... 38,432 38,430,841
TCI-Symphony CLO Ltd., Series 2017-
1A, Class AR, (3-mo. CME Term
SOFR at 0.93% Floor + 1.19%),
6.51%, 07/15/30
(a) (b)
.......... 17,788 17,784,630
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 01/16/31 ... 205 205,288
Series 2017-2A, Class B, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.08%, 01/16/31 ... 750 749,263
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.40%), 6.72%, 01/20/31 ... 1,822 1,822,893
Series 2017-9A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.18%, 01/20/31 ... 250 250,632
Series 2017-9A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.48%, 01/20/31 ... 500 503,070
TICP CLO V Ltd., Series 2016-5A,
Class DR, (3-mo. CME Term SOFR
+ 3.41%), 8.73%, 07/17/31
(a) (b)
... 250 251,277

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.76%, 10/20/31 ... USD 2,040 $ 2,040,298
Series 2018-11A, Class B, (3-mo.
CME Term SOFR at 1.73% Floor
+ 1.99%), 7.31%, 10/20/31 ... 2,000 2,000,000
Series 2018-11A, Class D, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.31%), 8.63%, 10/20/31 ... 250 251,537
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.43%), 6.75%, 07/15/34 ... 1,000 1,000,566
Series 2018-12A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 07/15/34 ... 925 927,781
Series 2018-12A, Class ER, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.51%), 11.83%, 07/15/34 .. 250 248,961
TICP CLO XIII Ltd., Series 2019-13A,
Class BR, (3-mo. CME Term SOFR
at 1.96% Floor + 1.96%), 7.28%,
04/15/34
(a) (b)
............... 3,000 2,989,289
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.54%), 6.86%, 04/20/33 ... 250 250,228
Series 2020-15A, Class E, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.73%, 04/20/33 .. 500 499,901
Trestles CLO II Ltd., Series 2018-2A,
Class D, (3-mo. CME Term SOFR +
6.01%), 11.34%, 07/25/31
(a) (b)
.... 250 248,984
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.75%,
07/21/34
(a) (b)
............... 1,000 1,000,000
Trestles CLO Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.90% Floor + 3.16%), 8.49%,
04/25/32
(a) (b)
............... 2,500 2,453,653
Trestles CLO VI Ltd., Series 2023-6A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 11.86%,
01/25/36
(a) (b)
............... 5,000 4,926,770
Triaxx Prime CDO Ltd.
(a)(b)
Series 2006-1A, Class A2, (3-mo.
LIBOR USD at 0.45% Floor +
0.45%), 6.05%, 03/03/39 .... 52,840 41,818
Series 2006-1A, Class B, (3-mo.
LIBOR USD at 0.65% Floor +
0.65%), 6.25%, 03/03/39 .... 12,800 1,216
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.48%, 07/20/32 ... 1,250 1,251,283
Series 2019-1A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.78%, 07/20/32 ... 250 250,079
Series 2019-1A, Class C1, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.73%, 07/20/32 ... 500 500,011
Series 2019-2A, Class C, (3-mo.
CME Term SOFR at 4.72% Floor
+ 4.98%), 10.28%, 11/26/32 .. 575 575,257
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 6.50% Floor
+ 6.76%), 12.08%, 04/23/32 .. USD 8,500 $ 8,442,149
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.84%, 10/25/34 ... 1,550 1,531,884
Series 2022-1A, Class D, (3-mo.
CME Term SOFR at 5.83% Floor
+ 5.83%), 11.15%, 10/22/35 .. 2,000 2,035,796
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 9.08% Floor
+ 9.08%), 14.40%, 10/22/35 .. 2,600 2,653,500
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.12% Floor
+ 6.12%), 11.44%, 01/20/36 .. 3,000 3,096,861
Series 2022-2A, Class E, (3-mo.
CME Term SOFR at 8.81% Floor
+ 8.81%), 14.13%, 01/20/36 .. 3,500 3,555,788
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.94% Floor
+ 8.94%), 14.26%, 07/20/36 .. 3,000 3,064,936
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
6.96%, 10/18/31
(a) (b)
.......... 900 899,210
Trinitas CLO XIV Ltd., Series 2020-14A,
Class C, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.59%,
01/25/34
(a) (b)
............... 625 625,572
Voya CLO Ltd.
(a)(b)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR + 1.47%),
6.79%, 10/15/30 .......... 3,549 3,552,406
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.56%, 04/25/31 ... 1,334 1,334,955
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.71%, 10/18/31 ... 1,416 1,415,505
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR + 1.25%),
6.55%, 04/18/31 .......... 16,593 16,588,384
Series 2014-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 6.60%, 04/17/30 ... 4,480 4,486,940
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR + 2.35%),
7.67%, 07/14/31 .......... 1,200 1,197,355
Series 2015-1A, Class A1R, (3-mo.
CME Term SOFR at 0.90% Floor
+ 1.16%), 6.46%, 01/18/29 ... 2,319 2,318,882
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.45%), 6.77%, 10/20/31 ... 2,381 2,381,936
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 6.65%, 01/20/31 ... 842 842,882
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.91% Floor
+ 2.91%), 8.23%, 01/20/31 ... 1,085 1,044,137
Series 2016-2A, Class A1R, (3-mo.
CME Term SOFR + 1.41%),
6.72%, 07/19/28 .......... 899 899,497
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.56%, 06/07/30 ... 696 696,351

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 06/07/30 ... USD 750 $ 750,966
Series 2017-3A, Class DR, (3-mo.
CME Term SOFR + 7.21%),
12.53%, 04/20/34 ......... 500 488,744
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.71%, 10/15/30 ... 2,594 2,596,886
Series 2017-4A, Class B, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.03%, 10/15/30 ... 750 749,626
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.21%),
6.52%, 04/19/31 .......... 565 564,858
Series 2018-3A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/15/31 ... 275 275,113
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 6.64%, 04/15/31 ... 3,356 3,357,462
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 10/17/32 ... 1,300 1,299,135
Series 2021-1A, Class X, (3-mo.
CME Term SOFR at 0.75% Floor
+ 1.01%), 6.33%, 07/15/34 ... 412 412,393
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANAR, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.71%, 07/24/32 ... 5,000 5,002,272
Series 2019-1A, Class CR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.31%), 8.63%, 07/24/32 ... 8,780 8,640,629
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 6.40% Floor
+ 6.66%), 11.98%, 07/24/32 .. 5,050 4,901,143
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 2,592,470
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.93%, 10/24/34 ... 6,750 6,701,821
Series 2020-2A, Class ER, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.36%), 12.68%, 10/24/34 .. 2,000 2,013,465
Series 2020-2A, Class SUB, 0.00%,
10/24/34 ............... 4,734 2,922,298
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.93%, 10/15/34 ... 5,750 5,706,732
Series 2021-3A, Class E, (3-mo.
CME Term SOFR at 6.85% Floor
+ 7.11%), 12.43%, 10/15/34 .. 6,970 6,997,819
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR
at 8.01% Floor + 8.01%), 13.33%,
04/20/36
(a) (b)
............... 7,000 7,101,420
2,245,037,615
Security
Par (000)
Par (000) Value
France — 0.0%
(b)(d)
Cars Alliance Auto Leases France
V, Series 2023-1FRV, Class B,
(1-mo. EURIBOR + 1.30%), 5.16%,
10/21/38 ................. EUR 4,000 $ 4,347,908
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR + 0.70%), 4.55%,
10/25/49 ............... 592 636,713
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.95%,
10/25/49 ............... 410 440,801
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 5.35%,
10/25/49 ............... 820 874,516
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR + 1.75%), 5.69%,
02/25/38 ................. 141 150,787
6,450,725
Germany — 0.0%
(b)(d)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR + 1.15%), 5.00%,
01/26/43 ............... 323 350,097
Series 2023-DE, Class C, (1-mo.
EURIBOR + 2.10%), 5.95%,
01/26/43 ............... 1,290 1,396,483
Series 2023-DE, Class D, (1-mo.
EURIBOR + 3.05%), 6.90%,
01/26/43 ............... 404 436,606
Series 2023-DE, Class E, (1-mo.
EURIBOR + 5.50%), 9.35%,
01/26/43 ............... 322 348,681
Series 2023-DE, Class F, (1-mo.
EURIBOR + 7.50%), 11.35%,
01/26/43 ............... 81 89,607
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR + 1.20%), 5.06%,
09/15/32 ............... 1,100 1,191,991
Series 10, Class C, (1-mo.
EURIBOR + 2.10%), 5.96%,
09/15/32 ............... 600 657,996
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
+ 0.75%), 4.61%, 09/15/30 ... 293 316,721
Series 8, Class C, (1-mo. EURIBOR
+ 0.95%), 4.81%, 09/15/30 ... 235 250,842
Series 8, Class D, (1-mo. EURIBOR
+ 1.35%), 5.21%, 09/15/30 ... 59 62,387
5,101,411
Ireland — 1.0%
(b)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 8.54%, 07/15/35
(d)
2,605 2,768,702
Anchorage Capital Europe CLO 2
DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 5.54%, 04/15/34 .... 2,563 2,719,499
Series 2A, Class DR, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 7.48%, 04/15/34 .... 2,110 2,260,219

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.15%, 04/25/34
(a)
........... EUR 590 $ 628,043
Aqueduct European CLO DAC
Series 2017-2X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 5.14%, 10/15/30
(d)
... 2,518 2,714,534
Series 2017-2X, Class E, (3-mo.
EURIBOR at 4.40% Floor +
4.40%), 8.34%, 10/15/30
(d)
... 534 572,526
Series 2019-3X, Class AR, (3-mo.
EURIBOR at 0.93% Floor +
0.93%), 4.83%, 08/15/34
(d)
... 5,000 5,346,771
Series 2020-5A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.97%, 04/20/34
(a)
... 1,250 1,314,088
Series 2022-7X, Class A, (3-mo.
EURIBOR at 2.05% Floor +
2.05%), 5.99%, 03/15/36
(d)
... 5,114 5,535,253
Ares European CLO VII DAC, Series
7X, Class AAR, (3-mo. EURIBOR
at 1.50% Floor + 1.50%), 5.44%,
10/15/30
(a) (d)
............... 1,200 1,289,178
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 6.74%,
10/15/31
(a)
................ 2,000 2,111,495
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.67%,
04/20/32
(a)
................ 862 919,306
Arini European CLO I DAC
(d)
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.83%, 07/15/36 .... 5,000 5,435,991
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.97%, 07/15/36 .... 1,000 1,082,096
Arini European CLO II DAC
Series 2A, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 0.00%, 04/15/38
(a)
... 4,228 4,561,378
Series 2X, Class A, (3-mo.
EURIBOR at 1.55% Floor +
1.55%), 0.00%, 04/15/38
(d)
... 5,750 6,203,387
Series 2X, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 0.00%, 04/15/38
(d)
... 1,500 1,618,275
Armada Euro CLO III DAC, Series
3A, Class DR, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 7.24%,
07/15/31
(a)
................ 2,800 3,014,798
Aurium CLO, Series 11A, Class D,
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.78%, 01/18/38
(a)
..... 1,325 1,436,253
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 4.67%, 01/16/31
(d)
2,094 2,242,846
Aurium CLO VIII DAC
(d)
Series 8X, Class A, (3-mo.
EURIBOR at 0.85% Floor +
0.85%), 4.78%, 06/23/34 .... 5,000 5,320,089
Series 8X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.93%, 06/23/34 .... 750 792,866
Security
Par (000)
Par (000) Value
Ireland (continued)
Aurium CLO X DAC, Series 10A, Class
D, (3-mo. EURIBOR at 4.30% Floor
+ 4.30%), 8.23%, 07/17/35
(a)
.... EUR 3,500 $ 3,784,902
Avoca CLO, Series 28A, Class B1,
(3-mo. EURIBOR at 2.85% Floor +
2.85%), 6.79%, 04/15/37
(a)
..... 3,400 3,680,238
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.64%, 01/12/31 .... 2,240 2,401,899
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.29%, 01/12/31 .... 1,100 1,153,774
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 2,393,882
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.99%, 04/15/31 .... 150 157,471
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 8.07%, 04/15/31 .... 1,305 1,383,340
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.78%, 04/15/31 .... 1,760 1,824,531
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,918,368
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (3-mo.
EURIBOR at 1.25% Floor +
1.25%), 5.19%, 04/15/31 .... 5,800 6,208,866
Series 18X, Class C, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 5.69%, 04/15/31 .... 150 161,148
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 6.84%, 04/15/35
(a)
... 970 1,022,930
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 5.24%, 04/15/35
(d)
... 710 747,473
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 6.99%, 04/15/34
(a)
750 794,657
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(a)
... 4,550 4,381,075
BBAM European CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.87% Floor + 0.87%), 4.84%,
07/22/34
(d)
................ 5,000 5,319,942
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 5.27%, 07/20/31
(d)
4,300 4,602,330
BlueMountain CLO DAC, Series
2021-1X, Class E, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 9.35%,
04/15/34
(d)
................ 1,050 1,112,079
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 6.17%, 01/20/37
(d)
11,650 12,613,878
Cabinteely Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.35%
Floor + 3.35%), 7.25%, 08/15/34
(d)
1,500 1,578,956
Cairn CLO IX DAC, Series 2018-9X,
Class A, (3-mo. EURIBOR at 0.71%
Floor + 0.71%), 4.66%, 04/25/32
(d)
2,613 2,806,198

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Cairn CLO XVI DAC
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 7.79%, 01/15/37
(a)
... EUR 1,520 $ 1,644,658
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(a)
... 939 1,015,239
Series 2023-16X, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(d)
... 617 667,095
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.79%, 04/25/36
(d)
7,585 8,263,222
Carlyle Euro CLO DAC
(a)
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 6.19%, 10/15/35 .... 250 264,484
Series 2021-2A, Class C, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 7.24%, 10/15/35 .... 2,690 2,835,457
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.14%, 07/15/32
(d)
........... 450 477,749
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.54%, 04/15/33
(d)
........... 400 424,690
CIFC European Funding CLO III DAC
Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.44%, 01/15/34
(a)
... 500 535,693
Series 3X, Class B1, (3-mo.
EURIBOR at 1.50% Floor +
1.50%), 5.44%, 01/15/34
(d)
... 4,500 4,765,468
Series 3X, Class E, (3-mo.
EURIBOR at 5.61% Floor +
5.61%), 9.55%, 01/15/34
(d)
... 850 911,718
Citizen Irish Auto Receivables Trust
(d)
Series 2023-1, Class A, (1-mo.
EURIBOR + 0.77%), 4.65%,
12/15/32 ............... 4,706 5,087,437
Series 2023-1, Class B, (1-mo.
EURIBOR + 1.40%), 5.28%,
12/15/32 ............... 1,000 1,087,119
Clontarf Park CLO DAC, Series 1X,
Class CE, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 6.93%,
08/05/30
(d)
................ 1,470 1,586,234
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.73%, 04/15/34
(d)
11,500 12,239,353
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.91%, 05/14/32
(d)
350 376,571
Cumulus Static CLO
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 0.00%, 11/15/33
(a)
... 974 1,050,800
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 0.00%, 11/15/33
(d)
... 499 538,346
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
5.24%, 02/22/34
(d)
........... 1,120 1,178,130
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
7.73%, 12/23/33
(a)
........... EUR 400 $ 432,055
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
7.09%, 12/15/34
(d)
........... 755 794,646
CVC Cordatus Loan Fund XXIII
DAC, Series 23A, Class E, (3-mo.
EURIBOR at 7.26% Floor + 7.26%),
11.21%, 04/25/36
(a)
.......... 1,000 1,084,862
CVC Cordatus Loan Fund XXIV DAC,
Series 24A, Class ER, (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
10.40%, 10/23/34
(a)
.......... 750 809,138
CVC Cordatus Loan Fund XXIX
DAC, Series 29A, Class D, (3-mo.
EURIBOR at 5.40% Floor + 5.40%),
9.45%, 02/15/37
(a)
........... 1,000 1,078,402
CVC Cordatus Loan Fund XXVII
DAC, Series 27X, Class D2, (3-mo.
EURIBOR at 6.58% Floor + 6.58%),
10.52%, 04/15/35
(d)
.......... 1,300 1,407,698
CVC Cordatus Loan Fund XXX DAC
Series 30A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 0.00%, 05/15/37
(a)
... 4,233 4,531,964
Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor +
1.48%), 0.00%, 05/15/37
(d)
... 5,750 6,187,122
Series 30X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 0.00%, 05/15/37
(d)
... 1,500 1,605,941
CVC Cordatus Opportunity Loan Fund
DAC
Series 1A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.91%, 08/15/33
(a)
... 5,000 5,347,918
Series 1X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.91%, 08/15/33
(d)
... 1,500 1,618,137
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
6.44%, 04/15/34
(a)
........... 250 264,570
Edmondstown Park CLO DAC, Series
1A, Class E, (3-mo. EURIBOR at
6.77% Floor + 6.77%), 10.74%,
07/21/35
(a)
................ 1,100 1,198,028
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 6.29%, 04/24/34 .... 700 745,520
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 7.19%, 04/24/34 .... 1,380 1,465,041
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.85% Floor + 0.85%), 4.79%,
04/15/34
(d)
................ 5,000 5,327,147
Fidelity Grand Harbour CLO DAC
Series 2021-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.53%, 10/15/34
(a)
... 1,490 1,579,530

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2023-1X, Class D, (3-mo.
EURIBOR at 5.90% Floor +
5.90%), 9.80%, 08/15/36
(d)
... EUR 1,193 $ 1,296,592
Series 2023-2A, Class D, (3-mo.
EURIBOR at 4.10% Floor +
4.10%), 8.02%, 04/15/38
(a)
... 1,980 2,136,123
Finance Ireland Auto Receivables
No. 1 DAC, Series 1, Class C,
(1-mo. EURIBOR + 2.30%), 6.18%,
09/12/33
(d)
................ 510 554,199
Fortuna Consumer Loan ABS DAC
(d)
Series 2024-1, Class B, (1-mo.
EURIBOR + 1.35%), 5.21%,
02/18/34 ............... 7,200 7,824,696
Series 2024-1, Class C, (1-mo.
EURIBOR + 2.30%), 6.16%,
02/18/34 ............... 4,900 5,335,634
Glenbrook Park CLO DAC, Series 1A,
Class E, (3-mo. EURIBOR at 7.58%
Floor + 7.58%), 11.55%, 07/21/36
(a)
3,800 4,148,771
GoldenTree Loan Management EUR
CLO DAC, Series 6A, Class B1,
(3-mo. EURIBOR at 2.60% Floor +
2.60%), 6.57%, 01/20/36
(a)
..... 5,000 5,420,049
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 5.14%, 10/15/30
(d)
700 744,620
Harvest CLO XXIII DAC
(d)
Series 23X, Class A, (3-mo.
EURIBOR at 0.95% Floor +
0.95%), 4.92%, 10/20/32 .... 1,817 1,950,797
Series 23X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.97%, 10/20/32 .... 1,360 1,436,518
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 4.90%, 07/25/34
(d)
3,800 4,064,588
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.95%, 04/25/34
(a)
... 500 537,708
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 5.30%, 04/25/34
(d)
... 450 473,865
Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.95%, 04/25/34
(d)
... 1,000 1,075,417
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.83%,
11/14/32
(d)
................ 625 670,235
Invesco Euro CLO II DAC, Series
2X, Class DR, (3-mo. EURIBOR
at 3.40% Floor + 3.40%), 7.30%,
08/15/34
(d)
................ 4,000 4,073,938
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 5.69%, 07/15/32 .... 450 479,292
Series 3X, Class F, (3-mo.
EURIBOR at 8.07% Floor +
8.07%), 12.01%, 07/15/32 .... 647 679,772
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.64%,
04/15/33
(a)
................ 625 662,334
Security
Par (000)
Par (000) Value
Ireland (continued)
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 5.62%, 04/20/36
(d)
EUR 8,500 $ 9,186,381
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 7.74%, 01/15/34
(d)
450 478,611
Lt Autorahoitus IV DAC
(d)
Series 4, Class A, (1-mo. EURIBOR
+ 0.69%), 4.53%, 07/18/33 ... 1,802 1,949,333
Series 4, Class B, (1-mo. EURIBOR
+ 2.05%), 5.89%, 07/18/33 ... 5,800 6,424,251
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR + 0.90%),
4.78%, 05/18/35
(d)
........... 1,800 1,943,039
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (3-mo.
EURIBOR at 0.74% Floor +
0.74%), 4.69%, 10/25/30 .... 2,680 2,865,276
Series 10X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 5.15%, 10/25/30 .... 1,850 1,955,376
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
5.75%, 02/15/31
(d)
........... 1,350 1,433,768
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.14%, 05/25/34
(a)
........... 1,250 1,323,309
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 7.44%,
10/15/32
(a)
................ 950 992,988
Margay CLO I DAC, Series 1X, Class
D, (3-mo. EURIBOR at 6.40% Floor
+ 6.40%), 10.34%, 07/15/36
(d)
... 570 616,644
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.45%, 04/17/34
(d)
..... 658 708,332
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
6.45%, 11/25/33
(a)
........... 500 527,378
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR at 1.90% Floor +
1.90%), 5.87%, 01/21/35
(a)
..... 425 454,877
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 5.17%, 01/20/32
(d)
..... 450 480,642
Ocp Euro CLO,   (3-mo. EURIBOR +
4.80%), 8.73%, 07/20/36
(a)
..... 3,370 3,571,828
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 5.29%, 01/15/32
(d)
... 200 214,836
Series 2017-2X, Class E, (3-mo.
EURIBOR at 5.00% Floor +
5.00%), 8.94%, 01/15/32
(d)
... 897 965,864
Series 2017-2X, Class F, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 10.34%, 01/15/32
(d)
.. 600 644,940

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 6.27%, 04/20/33
(a)
... EUR 250 $ 267,540
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 7.27%, 04/20/33
(a)
... 250 266,509
Palmer Square European CLO DAC
(d)
Series 2022-2X, Class DR, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.92%, 01/15/38 .... 1,119 1,208,416
Series 2023-1X, Class D, (3-mo.
EURIBOR at 6.20% Floor +
6.20%), 10.14%, 07/15/36 .... 1,382 1,533,829
Palmer Square European Loan Funding
DAC, Series 2023-3A, Class D,
(3-mo. EURIBOR at 5.55% Floor +
5.55%), 9.54%, 05/15/33
(a)
..... 1,000 1,097,327
Penta CLO 11 DAC, Series 2022-11A,
Class D, (3-mo. EURIBOR at 4.80%
Floor + 4.80%), 8.70%, 11/15/34
(a)
2,030 2,202,560
Penta CLO 16 DAC, Series 2024-16A,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.88%, 10/18/36
(a)
1,650 1,780,103
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 6.25%,
07/25/34
(a)
................ 500 530,884
Penta CLO DAC, Series 2022-11A,
Class B, (3-mo. EURIBOR at 2.45%
Floor + 2.45%), 6.35%, 11/15/34
(a)
2,600 2,809,920
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR + 1.36%),
6.69%, 07/25/51 .......... USD 3,686 3,658,292
Series 2021-1A, Class B, (1-mo.
CME Term SOFR + 2.61%),
7.94%, 07/25/51 .......... 375 378,330
Series 2021-1A, Class C, (1-mo.
CME Term SOFR + 3.86%),
9.19%, 07/25/51 .......... 216 218,157
Series 2021-1A, Class D, (1-mo.
CME Term SOFR + 6.01%),
11.34%, 07/25/51 ......... 217 221,000
Providus CLO IX DAC, Series 9A, Class
B, (3-mo. EURIBOR at 2.45% Floor
+ 2.45%), 6.37%, 07/18/36
(a)
.... EUR 5,200 5,661,643
Providus CLO V DAC, Series 5X, Class
D, (3-mo. EURIBOR at 2.95% Floor
+ 2.95%), 6.85%, 02/15/35
(d)
.... 1,000 1,051,635
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 7.12%, 05/20/34
(d)
.... 1,000 1,056,018
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.93%, 07/16/34
(d)
2,000 2,121,013
Rockford Tower Europe CLO DAC
(d)
Series 2018-1X, Class B, (3-mo.
EURIBOR at 1.85% Floor +
1.85%), 5.78%, 12/20/31 .... 2,550 2,743,159
Series 2018-1X, Class C, (3-mo.
EURIBOR at 2.47% Floor +
2.47%), 6.40%, 12/20/31 .... 1,640 1,761,684
Series 2019-1X, Class B1, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 5.57%, 01/20/33 .... 5,012 5,321,920
Security
Par (000)
Par (000) Value
Ireland (continued)
RRE 18 Loan Management DAC
Series 18A, Class SUB, 0.00%,
04/15/39
(a)
.............. EUR 5,000 $ 4,811,671
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor +
1.47%), 0.00%, 04/15/39
(d)
... 5,750 6,203,387
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.63%,
10/15/36
(a)
................ 1,720 1,838,254
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
6.24%, 04/15/33
(d)
........... 750 800,015
Sound Point Euro CLO X Funding
DAC, Series 10A, Class D, (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
7.83%, 04/20/38
(a)
........... 1,863 2,009,898
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 7.14%, 04/15/33
(d)
1,880 1,996,912
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 5.54%,
04/15/33
(d)
................ 1,350 1,436,122
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 5.60%, 11/15/31 ..... 345 368,651
Series 1X, Class BE, (3-mo.
EURIBOR at 2.35% Floor +
2.35%), 6.25%, 11/15/31 ..... 500 534,629
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 7.54%, 01/15/35
(d)
.... 1,000 1,064,734
Tikehau CLO VII DAC, Series 7X, Class
A, (3-mo. EURIBOR at 2.00% Floor
+ 2.00%), 5.97%, 10/20/35
(d)
.... 11,500 12,452,300
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 6.40%,
07/25/34
(a)
................ 320 341,191
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.69%, 10/15/30 .... 3,785 4,068,122
Series 1X, Class B1NE, (3-mo.
EURIBOR at 1.15% Floor +
1.15%), 5.09%, 10/15/30 .... 750 798,131
Voya Euro CLO II DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.67% Floor +
1.67%), 5.60%, 07/15/35 .... 250 266,252
Series 2A, Class CR, (3-mo.
EURIBOR at 2.15% Floor +
2.15%), 6.08%, 07/15/35 .... 250 265,719
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 5.58%,
04/15/33
(d)
................ 439 465,972
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 7.04%,
10/15/34
(d)
................ 900 948,158

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Voya Euro CLO V DAC, Series 5A,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 7.04%, 04/15/35
(a)
EUR 660 $ 694,524
357,920,114
Italy — 0.1%
(b)(d)
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
+ 0.75%), 4.60%, 12/24/44 ... 461 494,850
Series 2, Class C, (1-mo. EURIBOR
+ 1.15%), 5.00%, 12/24/44 ... 213 228,441
Series 2, Class D, (1-mo. EURIBOR
+ 2.35%), 6.20%, 12/24/44 ... 114 122,347
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
+ 0.95%), 4.80%, 12/25/46 ... 8,256 8,946,729
Series 3, Class B, (1-mo. EURIBOR
+ 2.35%), 6.20%, 12/25/46 ... 682 745,483
Series 3, Class C, (1-mo. EURIBOR
+ 3.35%), 7.20%, 12/25/46 ... 887 975,887
Series 3, Class D, (1-mo. EURIBOR
+ 5.35%), 9.20%, 12/25/46 ... 619 673,211
Brignole Co. SRL
Series 2021, Class B, (1-mo.
EURIBOR + 0.80%), 4.65%,
07/24/36 ............... 143 154,261
Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 5.45%,
07/24/36 ............... 100 107,686
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR + 2.90%), 6.82%,
09/22/43 ............... 2,706 2,964,052
Series 2023-2, Class C, (3-mo.
EURIBOR + 3.60%), 7.52%,
09/22/43 ............... 3,309 3,635,455
Series 2023-2, Class D, (3-mo.
EURIBOR + 5.70%), 9.62%,
09/22/43 ............... 2,785 3,102,448
Koromo Italy SRL, Series 1, Class A,
(1-mo. EURIBOR + 0.80%), 4.65%,
02/26/35 ................. 3,315 3,580,765
Quarzo SRL, Series 2023-1, Class A2,
(3-mo. EURIBOR + 0.95%), 4.89%,
12/15/39 ................. 4,063 4,398,271
Red & Black Auto Italy SRL
Series 1, Class D, (1-mo. EURIBOR
+ 2.85%), 6.68%, 12/28/31 ... 358 383,499
Series 2, Class A1, (1-mo.
EURIBOR + 1.00%), 4.83%,
07/28/34 ............... 2,528 2,739,698
Series 2, Class B, (1-mo. EURIBOR
+ 1.80%), 5.63%, 07/28/34 ... 929 1,007,023
Series 2, Class C, (1-mo. EURIBOR
+ 2.80%), 6.63%, 07/28/34 ... 1,012 1,099,485
Series 2, Class D, (1-mo. EURIBOR
+ 3.80%), 7.63%, 07/28/34 ... 355 387,204
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR +
1.00%), 4.84%, 07/27/48 ....... 2,950 3,195,557
38,942,352
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
(a)(b)
AGL CLO 25 Ltd., Series 2023-25A,
Class E, (3-mo. CME Term SOFR
at 8.66% Floor + 8.66%), 13.98%,
07/21/36 ................. USD 250 $ 256,734
AIMCO CLO 17 Ltd., Series 2022-17A,
Class F, (3-mo. CME Term SOFR
at 8.71% Floor + 8.71%), 14.03%,
07/20/35 ................. 950 935,317
AIMCO CLO 18 Ltd., Series 2022-18A,
Class E, (3-mo. CME Term SOFR
at 8.65% Floor + 8.65%), 13.97%,
07/20/35 ................. 1,500 1,528,170
Apidos CLO XL Ltd., Series 2022-40A,
Class E, (3-mo. CME Term SOFR
at 7.69% Floor + 7.69%), 13.00%,
07/15/35 ................. 1,500 1,497,937
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D, (3-mo.
CME Term SOFR at 4.68% Floor +
4.68%), 10.03%, 10/15/36 ...... 500 508,285
Ares LXVIII CLO Ltd., Series 2023-68A,
Class E, (3-mo. CME Term SOFR
at 8.55% Floor + 8.55%), 13.87%,
04/25/35 ................. 2,000 2,032,485
Ballyrock CLO 21 Ltd., Series 2022-
21A, Class D, (3-mo. CME Term
SOFR at 8.76% Floor + 8.76%),
14.08%, 10/20/35 ........... 1,000 1,016,657
Ballyrock CLO 23 Ltd., Series 2023-
23A, Class C, (3-mo. CME Term
SOFR at 5.20% Floor + 5.20%),
10.52%, 04/25/36 ........... 1,000 1,012,036
Benefit Street Partners CLO XXVII Ltd.,
Series 2022-27A, Class E, (3-mo.
CME Term SOFR at 8.12% Floor +
8.12%), 13.44%, 07/20/35 ...... 570 577,955
Benefit Street Partners CLO XXX Ltd.,
Series 2023-30A, Class D, (3-mo.
CME Term SOFR at 5.60% Floor +
5.60%), 10.92%, 04/25/36 ...... 1,835 1,862,101
Golub Capital Partners CLO 64B Ltd.,
Series 2022-64A, Class D, (3-mo.
CME Term SOFR at 5.50% Floor +
5.50%), 10.82%, 10/25/35 ...... 3,000 3,042,070
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class E, (3-mo. CME Term
SOFR at 9.15% Floor + 9.15%),
14.47%, 04/20/36 ........... 1,280 1,304,523
Stratus Static CLO Ltd., Series 2022-
3A, Class DR, (3-mo. CME Term
SOFR at 3.60% Floor + 3.60%),
8.92%, 10/20/31 ............ 1,000 999,921
Valley Stream Park CLO Ltd., Series
2022-1A, Class ER, (3-mo. CME
Term SOFR at 6.85% Floor +
6.85%), 12.17%, 10/20/34 ...... 13,575 13,753,116
30,327,307

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 0.0%
(b)(d)
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR + 0.90%), 4.75%,
09/25/41 ................. EUR 1,236 $ 1,333,455
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR + 1.75%), 5.60%,
11/14/34 ............... 1,174 1,268,879
Series 2020-1, Class D, (1-mo.
EURIBOR + 2.50%), 6.35%,
11/14/34 ............... 482 519,594
SC Germany SA Compartment Leasing
Series 2023-1, Class C, (1-mo.
EURIBOR + 2.00%), 5.85%,
12/14/32 ............... 1,100 1,188,621
Series 2023-1, Class D, (1-mo.
EURIBOR + 3.00%), 6.85%,
12/14/32 ............... 1,000 1,080,658
5,391,207
Netherlands — 0.0%
(b)(d)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR + 1.30%), 5.16%,
08/13/49 ............... 4,621 5,020,024
Series 2023-1, Class C, (1-mo.
EURIBOR + 2.10%), 5.96%,
08/13/49 ............... 917 995,872
Series 2023-1, Class D, (1-mo.
EURIBOR + 3.20%), 7.06%,
08/13/49 ............... 1,331 1,455,819
Hill FL
Series 2024-1FL, Class B, (1-mo.
EURIBOR + 1.10%), 4.94%,
02/18/32 ............... 800 866,400
Series 2024-1FL, Class C, (1-mo.
EURIBOR + 2.05%), 5.89%,
02/18/32 ............... 900 977,910
Series 2024-1FL, Class D, (1-mo.
EURIBOR + 3.20%), 7.04%,
02/18/32 ............... 200 216,207
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR at 1.35% Floor +
1.35%), 5.28%, 07/27/32 ....... 2,890 3,060,923
12,593,155
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao
de Creditos SA, Series 2, Class D,
(1-mo. EURIBOR + 2.85%), 6.70%,
09/23/38
(b) (d)
............... 571 591,687
Spain — 0.0%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class B, (1-mo.
EURIBOR + 0.80%), 4.65%,
01/31/39 ............... 637 684,819
Series 2021-SP, Class C, (1-mo.
EURIBOR + 1.05%), 4.90%,
01/31/39 ............... 1,028 1,098,209
Series 2021-SP, Class D, (1-mo.
EURIBOR + 1.55%), 5.40%,
01/31/39 ............... 441 467,709
Series 2021-SP, Class E, (1-mo.
EURIBOR + 2.65%), 6.50%,
01/31/39 ............... 245 261,362
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2021-SP, Class F, (1-mo.
EURIBOR + 3.90%), 7.75%,
01/31/39 ............... EUR 98 $ 103,428
Series 2022-SP, Class C, (1-mo.
EURIBOR + 2.80%), 6.65%,
01/27/40 ............... 1,188 1,298,518
Series 2022-SP, Class D, (1-mo.
EURIBOR + 4.20%), 8.05%,
01/28/40 ............... 297 325,127
Series 2022-SP, Class E, (1-mo.
EURIBOR + 7.00%), 10.85%,
01/29/40 ............... 1,707 1,875,688
Autonoria Spain 2023 FT
(b)
Series 2023-SP, Class A, (1-mo.
EURIBOR + 0.70%), 4.55%,
09/30/41 ............... 5,600 6,053,226
Series 2023-SP, Class B, (1-mo.
EURIBOR + 1.15%), 5.00%,
09/30/41 ............... 500 542,430
Series 2023-SP, Class C, (1-mo.
EURIBOR + 2.00%), 5.85%,
09/30/41 ............... 1,700 1,842,775
Series 2023-SP, Class D, (1-mo.
EURIBOR + 2.90%), 6.75%,
09/30/41 ............... 600 648,624
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR + 0.95%), 4.88%,
03/21/33
(b)
.............. 272 291,007
Series 2020-1, Class C, (3-mo.
EURIBOR + 1.95%), 5.88%,
03/21/33
(b)
.............. 82 87,820
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 136 141,206
15,721,948
United Kingdom — 0.3%
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average + 0.80%),
6.00%, 04/19/31
(b) (d)
.......... GBP 3,454 4,374,149
Dowson plc
(b)(d)
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 6.80%, 10/20/28 .... 1,138 1,437,974
Series 2022-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.45%, 01/20/29 .... 2,528 3,212,147
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.70%), 7.90%, 01/20/29 .... 725 920,436
Series 2022-2, Class C, (Sterling
Overnight Index Average +
3.70%), 8.90%, 08/20/29 .... 1,814 2,328,007
Series 2022-2, Class D, (Sterling
Overnight Index Average +
5.25%), 10.45%, 08/20/29 .... 989 1,267,354
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(d)
... 3,201 3,678,475
Series B1,  (Sterling Overnight
Index Average + 1.92%), 7.12%,
12/15/34
(b)
.............. 2,472 2,581,873
Series B2,  (1D GBOIS at 0.83%
Floor + 2.20%), 7.39%,
03/15/36
(b) (d)
............. 100 100,988

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hermitage 2023 plc, Series 2023-
1, Class B, (Sterling Overnight
Index Average + 2.45%), 7.65%,
09/21/33
(b) (d)
............... GBP 891 $ 1,129,565
London Cards No. 1 plc, Series 1, Class
B, (Sterling Overnight Index Average
+ 3.75%), 8.95%, 05/15/33
(b) (d)
... 1,425 1,804,396
NewDay Funding
(b)(d)
Series 2024-1X, Class A, (Sterling
Overnight Index Average +
1.18%), 0.00%, 03/15/32 .... 1,910 2,412,274
Series 2024-1X, Class B, (Sterling
Overnight Index Average +
1.65%), 0.00%, 03/15/32 .... 3,309 4,179,169
Series 2024-1X, Class C, (Sterling
Overnight Index Average +
2.40%), 0.00%, 03/15/32 .... 3,128 3,950,571
Newday Funding Master Issuer plc
(b)(d)
Series 2021-3X, Class A1, (Sterling
Overnight Index Average +
0.90%), 6.10%, 11/15/29 ..... 2,321 2,931,275
Series 2021-3X, Class B, (Sterling
Overnight Index Average +
1.35%), 6.55%, 11/15/29 ..... 677 854,262
Series 2022-2X, Class C, (Sterling
Overnight Index Average +
5.00%), 10.20%, 07/15/30 .... 3,271 4,231,234
Series 2023-1X, Class B, (Sterling
Overnight Index Average +
2.70%), 7.90%, 11/15/31 ..... 4,377 5,634,069
Series 2023-1X, Class C, (Sterling
Overnight Index Average +
3.70%), 8.90%, 11/15/31 ..... 5,555 7,215,467
PCL Funding VI plc
(b)(d)
Series 2022-1, Class A, (Sterling
Overnight Index Average +
1.40%), 6.60%, 07/15/26 .... 14,896 18,843,665
Series 2022-1, Class B, (Sterling
Overnight Index Average +
3.10%), 8.30%, 07/15/26 .... 1,937 2,452,779
PCL Funding VIII plc
(b)(d)
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.18%), 6.38%, 05/15/28 .... 6,070 7,711,570
Series 2023-1, Class B, (Sterling
Overnight Index Average +
2.50%), 7.70%, 05/15/28 .... 1,125 1,425,977
Series 2023-1, Class C, (Sterling
Overnight Index Average +
3.50%), 8.70%, 05/15/28 .... 712 904,785
Satus plc
(b)(d)
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.20%), 6.40%, 08/17/28 .... 67 85,168
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 6.80%, 08/17/28 .... 300 379,591
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.90%), 7.10%, 08/17/28 .... 200 253,042
Series 2021-1, Class E, (Sterling
Overnight Index Average +
3.20%), 8.40%, 08/17/28 .... 166 210,582
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Tower Bridge Funding plc
(b)(d)
Series 2022-1X, Class A, (Sterling
Overnight Index Average +
0.72%), 5.92%, 12/20/63 .... GBP 2,333 $ 2,941,080
Series 2023-1X, Class B, (Sterling
Overnight Index Average +
2.20%), 7.44%, 10/20/64 .... 1,469 1,873,935
Series 2023-1X, Class C, (Sterling
Overnight Index Average +
3.15%), 8.39%, 10/20/64 .... 993 1,270,803
Series 2023-1X, Class D, (Sterling
Overnight Index Average +
4.30%), 9.54%, 10/20/64 .... 1,116 1,431,513
Trafford Centre Finance Ltd. (The),
Series B2,  (Sterling Overnight
Index Average + 0.94%), 6.18%,
07/28/35
(b) (d)
............... 3,400 3,013,100
Unique Pub Finance Co. plc (The)
(d)
Series A4,  5.66%, 06/30/27 .... 4,277 5,317,364
Series N,  6.46%, 03/30/32
(e)
.... 6,965 9,167,166
111,525,805
United States — 6.4%
510 Loan Acquisition Trust, Series
2020-1, Class A, 8.11%, 09/25/60
(a) (e)
USD 7,327 7,287,124
522 Funding CLO Ltd.
(a)(b)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 6.62%, 10/20/31 ... 242 242,444
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.63%, 10/20/31 ... 750 750,076
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR +
0.56%), 5.89%, 05/25/36
(b)
..... 1,837 1,803,396
ACE Securities Corp. Home Equity
Loan Trust
(b)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 5.70%, 05/25/37 ... 7,093 1,180,702
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 6.04%, 05/25/37 ... 350 58,866
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)
........ 3,021 2,645,794
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 7.56%, 02/19/38
(a) (b)
11,660 11,653,747
Affirm Asset Securitization Trust, Series
2024-A, Class A, 5.61%, 02/15/29
(a)
7,128 7,111,057
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)
.............. 57 19,351
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 1,448 1,234,936
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 17,855 17,315,119
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,761,684
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,900 14,432,895
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 38,842 37,012,277
Series 2021-D, Class B, 4.00%,
03/25/60
(b)
.............. 10,911 9,950,250

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-D, Class C, 0.00%,
03/25/60
(b)
.............. USD 15,939 $ 15,391,924
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 41,592 35,269,463
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. 8,637 6,415,952
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 5,214 3,521,729
Series 2021-E, Class B3, 3.96%,
12/25/60
(b)
.............. 12,689 3,434,629
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. 8,544 5,876,633
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. 142 65,412
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 173,342 6,839,093
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 72,510 68,898,249
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 11,339,824
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 22,168 18,058,593
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 66,947 63,590,081
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 14,902,979
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,916 23,481,656
Series 2023-B, Class A, 4.25%,
10/25/62
(e)
.............. 30,512 29,593,089
Series 2023-B, Class B, 4.25%,
10/25/62
(e)
.............. 3,314 2,958,292
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,830 2,722,620
Series 2023-B, Class SA, 0.00%,
10/25/62 ............... 1,358 1,008,778
American Homes 4 Rent Trust, Series
2015-SFR1, Class XS, 0.00%,
04/17/52
(a) (b)
............... 21,901 219
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,029,839
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,809,226
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,239,096
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,354,162
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,396,233
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,094,148
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,007,886
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(a)
..... 764 682,806
Arbor Realty Commercial Real Estate
Notes Ltd.
(a)(b)
Series 2021-FL1, Class A, (1-mo.
CME Term SOFR at 0.97% Floor
+ 1.08%), 6.41%, 12/15/35 ... 910 905,400
Series 2021-FL4, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.79%, 11/15/36 ... 4,512 4,488,943
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-FL1, Class A, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.77%, 01/15/37 .... USD 1,959 $ 1,947,367
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.24% Floor +
0.59%), 5.92%, 05/25/35
(b)
..... 5,269 4,147,272
Argent Securities Trust
(b)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.41%), 5.74%, 07/25/36 ... 6,990 1,774,611
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.69%), 6.02%, 03/25/36 ... 1,880 1,007,522
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(a)
..... 4,554 4,379,092
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 873,072
Series 1998-2, Class B1, 7.29%,
12/10/25 ............... 8,475 1,307,282
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 726,968
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (3-mo. CME Term
SOFR at 2.08% Floor + 2.34%),
7.66%, 05/17/31
(a) (b)
.......... 250 250,645
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 0.50% Floor
+ 1.11%), 6.44%, 05/28/39 ... 19,237 15,233,507
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 0.65% Floor
+ 1.41%), 6.74%, 05/28/39 ... 778 393,064
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.44%, 02/28/40 ... 9,358 8,543,550
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.44%, 12/28/40 ... 492 486,208
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 815,768
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 782,792
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 597,766
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 7.17%, 08/25/34 ... 57 55,001
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.64%, 12/25/35 ... 4,521 6,755,944
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.78%, 09/25/36 ... 1,783 1,755,563
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 5.96%, 10/25/36 ... 2,391 2,165,814

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-FS1, Class 1A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.78%, 05/25/35 ... USD 215 $ 213,480
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.76%, 03/25/37 ... 3,055 2,670,270
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.58%, 03/25/37 ... 1,776 1,628,328
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.58%, 03/25/37 ... 2,182 2,013,922
Series 2007-HE3, Class 1A3, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.36%), 5.69%, 04/25/37 ... 860 1,331,824
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.79%, 04/25/37 ... 18,480 19,151,058
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 2,273 2,168,889
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,811,954
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 145,171
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,418,417
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,640,469
Brex Commercial Charge Card Master
Trust, Series 2024-1, Class A1,
6.05%, 07/15/27
(a)
........... 6,223 6,226,646
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.52%, 08/14/30
(a) (b)
748 746,866
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.42% Floor
+ 0.74%), 6.07%, 01/25/36 ... 1,620 1,301,852
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
5.60%, 10/25/36 .......... 904 874,786
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a) (b)
15,872 15,226,137
C-BASS Trust, Series 2006-CB7,
Class A4, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 5.76%,
10/25/36
(b)
................ 1,103 710,516
C-BASS TRUST, Series 2006-CB9,
Class A4, (1-mo. CME Term SOFR
at 0.46% Floor + 0.57%), 5.90%,
11/25/36
(b)
................ 648 288,472
CIT Mortgage Loan Trust, Series 2007-
1, Class 1M2, (1-mo. CME Term
SOFR at 1.75% Floor + 1.86%),
7.19%, 10/25/37
(a) (b)
.......... 3,538 3,245,396
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 5.64%, 05/25/37 11,955 7,906,828
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 5.71%, 05/25/37 5,431 3,592,006
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 5.61%, 07/25/45 USD 5,720 $ 4,018,008
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.16% Floor
+ 0.43%), 5.76%, 12/25/36
(a)
.. 6,616 3,573,838
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 7.07%, 06/25/54
(a) (b)
.... 17,198 17,197,650
College Avenue Student Loans LLC
(a)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 5,115 4,516,848
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 978 867,981
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,552 1,358,217
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 707 624,110
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 220 197,700
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 468,156
Conseco Finance Corp.
(b)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 1,962 1,940,148
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 1,838 1,791,449
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 1,321 1,309,960
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 554 520,553
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 1,517 1,454,947
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,505 815,490
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,687 837,120
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,152 745,741
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,128 932,489
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,582,414
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 2,968,135
Corda Diversified Technologies,   (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
10.40%, 10/23/34
(a) (b)
......... EUR 600 647,310
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.05%,
12/25/36
(e)
.............. USD 1,005 831,393
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(a) (e)
............. 1,229 1,197,901
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(a) (e)
............. 5,709 4,262,992
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a) (e)
............. 11,696 632,061
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.78%, 07/25/37
(a) (b)
. 1,370 884,399
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(a)
...... 2,075 1,888,886

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CWABS Asset-Backed Certificates
Trust
(b)
Series 2005-16, Class 1AF, 4.55%,
04/25/36 ............... USD 5,488 $ 4,714,962
Series 2006-11, Class 3AV2, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.76%, 09/25/46 ... 2 1,899
Series 2006-17, Class 2A3, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.92%, 03/25/47 ... 96 78,488
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 5.89%, 03/25/37 ... 12,841 9,855,686
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.23% Floor
+ 0.34%), 5.67%, 05/25/47 ... 1,544 1,265,273
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
5.71%, 03/15/34
(b)
........... 168 165,975
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.50%,
01/25/29
(e)
.............. 115 264,145
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 232 378,776
CWHEQ Revolving Home Equity Loan
Resuritization Trust, Series 2006-
RES, Class 5B1B, (1-mo. CME Term
SOFR at 0.19% Floor and 16.00%
Cap + 0.30%), 5.63%, 05/15/35
(a) (b)
42 41,284
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
5.62%, 05/15/35 .......... 319 316,975
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
5.62%, 05/15/36 .......... 1,491 1,452,829
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
5.59%, 11/15/36 .......... 868 851,562
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.58%, 01/15/37 ... 495 453,156
Dewolf Park CLO Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.90% Floor + 1.18%), 6.50%,
10/15/30
(a) (b)
............... 9,229 9,227,226
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 6.31% Floor
+ 6.31%), 11.63%, 07/15/36 .. 5,000 4,872,548
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 4,170,500
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class D, (3-mo. CME Term
SOFR at 6.80% Floor + 6.80%),
12.11%, 04/15/37
(a) (b)
......... 2,300 2,264,078
Eaton Vance CLO Ltd.
(a)(b)
Series 2014-1RA, Class A2, (3-mo.
CME Term SOFR + 1.75%),
7.07%, 07/15/30 .......... 1,750 1,753,390
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.78%, 10/15/30 ... USD 1,000 $ 994,001
Series 2019-1A, Class ER, (3-mo.
CME Term SOFR at 6.50% Floor
+ 6.76%), 12.08%, 04/15/31 .. 2,500 2,482,247
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a) (c)
.. 75 1,500,000
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,326,555
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(a)
..... 6,311 6,211,390
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a) (b)
............... 2,068 1,795,913
Elmwood CLO 15 Ltd., Series 2022-2A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 12.57%,
04/22/35
(a) (b)
............... 1,800 1,798,134
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 6.49%, 10/25/34 ... 2,818 2,595,116
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.35%), 5.68%, 10/25/36 ... 4,504 2,920,934
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.16%
Floor + 0.43%), 5.76%, 10/25/36 2,641 1,679,148
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.21%
Floor + 0.53%), 5.86%, 12/25/36 4,998 2,051,912
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,291,289
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 7,238,739
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,784,644
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,658,139
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 7,613,877
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.98% Floor + 1.24%), 6.55%,
05/15/30
(a) (b)
............... 3,864 3,867,738
Foundation Finance Trust
(a)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 6,394 5,879,913
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 7,135 7,087,725
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,833 1,833,000
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.39%), 5.72%, 02/25/37 ... 5,043 3,796,482
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.17% Floor
+ 0.45%), 5.78%, 02/25/37 ... 5,263 1,761,891

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL5, Class A, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.30%), 7.63%, 06/19/37 ... USD 9,954 $ 9,953,925
Series 2022-FL6, Class A, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.58%), 7.91%, 08/17/37 ... 24,153 24,278,037
Series 2022-FL7, Class A, (1-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 8.22%, 10/19/39 ... 11,152 11,211,093
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 6.50%, 08/27/51
(a) (b)
.... 5,765 5,543,879
GoldenTree Loan Opportunities X Ltd.,
Series 2015-10A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor +
1.38%), 6.70%, 07/20/31
(a) (b)
.... 4,405 4,410,381
Goldman Home Improvement Trust
Issuer Trust
(a)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 4,515 4,134,417
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 5,015 5,035,525
Golub Capital BDC 3 CLO LLC, Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%),
7.18%, 04/15/33
(a) (b)
.......... 10,000 10,037,596
Golub Capital Partners CLO 69M,
Series 2023-69A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 7.76%, 11/09/36
(a) (b)
.... 2,500 2,529,155
Golub Capital Partners CLO 71 M,
Series 2024-71A, Class A, (3-mo.
CME Term SOFR at 1.95% Floor +
1.95%), 7.27%, 02/09/37
(a) (b)
.... 14,000 14,059,100
GoodLeap Sustainable Home Solutions
Trust
(a)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 10,524 8,269,470
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 3,852 3,617,379
Series 2023-1GS, Class A, 5.52%,
02/22/55 ............... 5,831 5,661,713
Series 2023-3C, Class A, 6.50%,
07/20/55 ............... 10,459 10,791,968
Gracie Point International Funding LLC,
Series 2024-1A, Class A, (SOFR90A
at 1.70% Floor + 1.70%), 7.06%,
03/01/28
(a) (b)
............... 14,644 14,681,762
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 155 154,594
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,749 2,673,510
Greenwood Park CLO Ltd., Series
2018-1A, Class A2, (3-mo. CME
Term SOFR at 1.01% Floor +
1.27%), 6.59%, 04/15/31
(a) (b)
.... 9,325 9,335,424
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.84%, 01/20/30 ... 991 991,505
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 01/20/30 ... 5,000 4,979,226
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.56%), 8.88%, 01/20/30 ... USD 3,950 $ 3,949,692
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 6.14%, 12/25/35 ... 5,333 2,282,989
Series 2006-4, Class 1A1, 4.21%,
03/25/36 ............... 3,700 2,500,332
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 213 62,925
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 2,097 623,915
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,431 269,715
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.51%), 5.84%, 01/25/47 ... 2,914 1,456,612
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 2.25% Floor
+ 3.49%), 8.82%, 02/25/47 ... 3,414 3,249,324
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(a)
11,293 10,863,654
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 6.04%, 07/25/36 ... 4,008 3,656,483
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.74%, 05/25/37 ... 4,688 3,659,552
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 4.02%,
07/25/34
(b)
................ 863 825,826
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 6,982 723,830
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.14% Floor and
13.00% Cap + 0.39%), 5.72%,
12/25/36
(a) (b)
............... 64 61,593
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.27% Floor
+ 0.52%), 5.85%, 05/25/36
(b)
.. 1,940 1,877,357
Series 2007-CH1, Class MF1,
4.55%, 11/25/36
(e)
......... 11,339 10,921,598
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.83%, 07/28/42 .... 5,796 5,407,212
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.56%), 6.87%, 12/27/38 ... 10,211 9,756,482
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 7,362 6,984,677
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,491 768,831
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 5,056 4,022,102

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. USD 5,490 $ 5,501,806
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 520 484,818
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 5.53%, 06/25/37
(a) (b)
.... 894 580,253
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 3,042,901
Lendmark Funding Trust
(a)
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 366,960
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 4,636,492
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,156,471
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 19,096,061
Series 2023-1A, Class A, 5.59%,
05/20/33 ............... 13,585 13,507,048
Series 2023-1A, Class D, 8.69%,
05/20/33 ............... 8,082 8,349,251
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 3,991,197
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,286,963
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,814,506
Litigation Systems, Inc., Series 2020-1,
Class A, 4.00%, 10/30/27
(c)
..... 4,328 4,268,794
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 17,559 13,582,219
Long Beach Mortgage Loan Trust
(b)
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.74%, 06/25/36 ... 8,064 3,732,462
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.16% Floor
+ 0.43%), 5.76%, 08/25/36 ... 18,249 7,178,273
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.64%),
6.95%, 01/17/30
(a) (b)
.......... 3,750 3,751,089
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A,
Class B2, (1-mo. CME Term SOFR
at 3.25% Floor + 3.36%), 8.69%,
03/25/32
(b)
................ 127 127,003
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 1,525 1,520,590
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 6,877 6,776,630
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 6,926 6,676,184
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,405,727
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,136,037
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,055,003
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,039,712
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... USD 5,040 $ 4,353,026
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 976,838
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,120,024
Series 2022-AA, Class A, 6.45%,
10/20/37 ............... 18,710 18,756,176
Series 2023-AA, Class D, 8.85%,
10/22/35 ............... 12,900 13,228,549
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.63%), 5.96%, 06/25/36
(a)
.. 3,100 2,784,995
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.72%, 05/25/37 ... 5,000 3,909,276
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.26% Floor + 0.63%),
5.96%, 06/25/46
(a) (b)
.......... 724 693,356
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.92%, 05/25/37 ... 3,830 2,674,243
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.94%, 10/25/37 ... 3,667 3,345,658
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 5.83%, 08/25/37 1,120 953,980
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 5.62%, 06/25/37 ... 2,757 571,469
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.39%, 10/19/38
(a) (b)
4,192 4,179,989
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(b)
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 7.96%, 09/17/37 ... 5,160 5,172,452
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 7.06%, 03/19/39 ... 3,340 3,343,139
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 9,410 8,714,669
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 16,025 14,329,126
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 6.31%, 09/25/35 ... 7,600 6,089,539
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 9.24%,
02/25/47
(a)
.............. 719 663,002
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.16%
Floor + 0.43%), 5.76%, 04/25/36
(b)
2,304 1,615,153

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(e)
.............. USD 3,604 $ 872,422
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(e)
......... 1,397 414,852
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 5.94%,
11/25/36
(b)
.............. 1,955 552,446
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 8,509 7,904,173
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 2,023 1,707,477
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 12,570 11,793,621
Series 2022-3A, Class A, 6.10%,
06/20/53 ............... 3,235 3,322,801
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 9,219 9,112,010
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor +
0.52%), 5.85%, 04/25/37
(b)
..... 5,455 5,061,181
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 14,057,831
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 9,761,885
Navient Private Education Refi Loan
Trust
(a)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 135 129,416
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,406,275
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
12,259 11,787,401
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,840,327
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,050,693
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,311,615
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 17,723 17,795,030
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,330,747
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 34,358,933
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,559,333
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,556,266
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 20,140,230
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,261,240
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,283,398
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 19,057,135
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 997,277
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,523,253
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... USD 13,044 $ 10,822,483
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,676,730
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 515,556
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average + 2.25%),
7.57%, 11/25/53
(b)
......... 9,255 9,227,913
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.45% Floor +
0.79%), 6.12%, 12/25/35
(b)
..... 3,942 3,199,490
New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F, 4.00%,
09/04/39
(a)
................ 6,607 5,648,984
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
5.84%, 10/25/36
(a) (b)
.......... 87 101,529
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,535 642,228
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,255 623,081
OneMain Financial Issuance Trust
(a)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 11,457,846
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 9,692,774
Series 2021-1A, Class A2, (SOFR
30 day Average + 0.76%), 6.08%,
06/16/36
(b)
.............. 4,537 4,520,809
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 687,201
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 17,212,746
Series 2022-3A, Class A, 5.94%,
05/15/34 ............... 38,260 38,467,652
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,350,790
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 26,574,362
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.49% Floor
+ 0.85%), 6.18%, 11/25/35
(b)
.. 6,618 5,337,072
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 5.65%, 03/25/37
(b)
.. 6,755 5,426,501
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 14,191 11,590,519
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 12,037 10,051,855
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 5,779 5,014,662
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,630 2,561,020
Series 2007-B, Class A1, (1-mo.
LIBOR USD at 1.20% Floor and
18.00% Cap + 1.20%), 6.64%,
10/15/37
(a)
.............. 1,123 1,099,314

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Owl Rock CLO VII LLC, Series 2022-
7A, Class A1, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%),
7.42%, 07/20/33
(a) (b)
.......... USD 1,300 $ 1,308,689
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ 4,346 3,812,206
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 1,576 1,536,195
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(a)
................ 6,577 4,676,416
Pennantpark CLO IX LLC, Series 2024-
9A, Class A1, (3-mo. CME Term
SOFR at 1.98% Floor + 1.98%),
7.29%, 04/20/37
(a) (b)
.......... 9,000 9,000,000
PennantPark CLO VI LLC, Series
2023-6A, Class A, (3-mo. CME Term
SOFR at 2.68% Floor + 2.68%),
8.00%, 04/22/35
(a) (b)
.......... 1,000 1,010,226
Pennantpark CLO VIII LLC, Series
2024-8A, Class A1, (3-mo. CME
Term SOFR at 2.30% Floor +
2.30%), 7.62%, 04/18/36
(a) (b)
.... 8,000 8,079,878
PFS Financing Corp., Series 2022-
E,  7.00%, 10/15/26
(a) (c)
........ 25,000 25,200,000
PPM CLO 6-R Ltd.
(a)(b)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 8.80%, 01/20/37 ... 2,110 2,122,450
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 11.00%, 01/20/37 .. 1,690 1,697,891
PRET LLC
(a)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 11,624 11,241,395
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(b)
.............. 10,400 10,169,148
Series 2023-RN2, Class A1, 8.11%,
11/25/53
(e)
.............. 15,307 15,334,047
Series 2024-NPL1, Class A1, 7.14%,
01/25/54
(e)
.............. 23,764 25,466,150
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 913,367
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,408,280
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,314,493
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,624,217
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,709 1,508,971
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,898 6,092,627
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 10,018,034
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 11,155,303
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,832,440
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,887,860
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,827,467
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... USD 2,637 $ 2,280,210
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,728,310
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,601,049
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,301,573
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 4,003,953
Series 2023-SFR2, Class E1,
4.75%, 10/17/28 .......... 2,773 2,548,310
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(b)
......... 3,875 3,323,595
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(b)
......... 1,988 1,695,876
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. LIBOR USD at
0.31% Floor and 14.00% Cap +
0.62%), 5.38%, 07/25/34
(b)
..... 2,204 1,697,796
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 5.92%, 11/25/36
(b)
...... 2,548 2,027,116
RCO VII Mortgage LLC, Series 2024-1,
Class A1, 7.02%, 01/25/29
(a) (e)
... 14,714 14,669,650
Ready Capital Mortgage Financing LLC,
Series 2023-FL11, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.37%), 7.70%, 10/25/39
(a) (b)
.... 11,051 11,060,664
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (e)
.... 989 987,923
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 7,152 7,023,091
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,092,992
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,400,897
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 1,910 1,851,558
Series 2021-1, Class C, 3.04%,
03/17/31 ............... 2,500 2,278,338
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,115,971
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 482,392
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,127,503
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 9,895 9,480,684
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,595,011
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,021,903
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,322,317
Series 2022-2B, Class A, 7.10%,
11/17/32 ............... 23,215 23,446,173
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 4,225 4,175,628
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 9,105,951
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,320,601

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class A, 2.30%,
12/22/31 ............... USD 28,426 $ 27,165,423
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,535,904
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,871,029
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,592,847
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a) (c)
43,330 39,486,629
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 3.24%,
08/25/35
(e)
.............. 829 584,931
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 5.73%, 01/25/47
(b)
.. 6,001 5,507,227
Securitized Asset-Backed Receivables
LLC Trust
(b)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 0.67% Floor
+ 1.12%), 6.45%, 10/25/35 ... 570 423,507
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.11% Floor
+ 0.33%), 5.66%, 02/25/37 ... 668 284,726
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.27% Floor
+ 0.65%), 5.98%, 02/25/37 ... 7,117 3,034,842
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.55%), 5.88%, 01/25/37 ... 1,092 749,446
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
8,377 7,817,011
Sesac Finance LLC
(a)
Series 2019-1, Class A2, 5.22%,
07/25/49 ............... 22,747 22,171,069
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,434 2,441,380
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.16%
Floor + 0.43%), 5.76%, 07/25/36 2,334 496,790
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.21%
Floor + 0.32%), 5.65%, 10/25/36 4,623 3,244,973
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.56%, 04/20/29 ... 695 695,362
Series 2015-1A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.08%, 04/20/29 ... 23,708 23,612,858
Series 2015-1A, Class CR2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.48%, 04/20/29 ... 14,000 14,006,804
Series 2015-1A, Class DR2, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 8.43%, 04/20/29 ... 1,500 1,499,952
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 4.75% Floor +
4.86%), 10.19%, 10/15/41
(a) (b)
... 19,349 20,780,505
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 7,510 7,318,222
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 4,255 4,128,012
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-A, Class B, 3.00%,
08/15/45 ............... USD 5,930 $ 5,179,349
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,527,325
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 15,983 13,586,144
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 929 783,167
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.77%, 03/15/56
(b)
... 20,978 21,063,957
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 19,727 19,770,455
SoFi Personal Loan Trust
(a)
  0.00%, 10/15/30 ........... 351 20,332,919
  6.00%, 11/12/30 ........... 29,302 29,313,793
  6.06%, 02/12/31 ........... 27,883 27,881,782
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(a)
................ 1,014 920,686
SoFi Professional Loan Program Trust
(a)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 491,392
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 247,370
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 638,836
Soundview Home Loan Trust
(b)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 6.24%, 01/25/35 98 83,546
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 0.68%
Floor + 1.13%), 6.46%, 11/25/35 69 49,434
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.79%, 01/25/37 ... 1,076 979,477
Splitrock Services, Inc.,   0.00%,
02/12/31
(a)
................ 304 15,208,886
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 6,996 6,491,143
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 17,923,703
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 7.84%, 04/17/38
(a) (b)
1,870 1,810,219
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
6.49%, 05/25/37
(a) (b)
.......... 4,025 2,934,775
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
8,671 8,091,716
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,322,116
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,607,693
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,509,736
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(a)
................ 587 580,694
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a) (e)
... 18,469 17,666,838

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.80%, 09/25/36 ... USD 12,598 $ 3,414,439
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.66%, 10/25/36 ... 3,651 2,686,471
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 5.84%,
06/25/37
(a) (b)
............... 5,416 1,708,943
2,366,039,294
Total Asset-Backed Securities — 14.2%
(Cost: $ 5,498,836,113 ) ........................... 5,252,559,993
Shares
Shares
Common Stocks
Canada — 0.0%
Agnico Eagle Mines Ltd. ......... 13,325 794,552
Hydro One Ltd.
(a) (d)
............. 21,501 626,990
Intact Financial Corp. ........... 3,813 619,403
Northern Graphite Corp.
(f)
........ 435,208 51,407
2,092,352
China — 0.0%
BYD Co. Ltd. , Class H .......... 184,981 4,736,449
Prosus NV .................. 21,956 687,232
5,423,681
France — 0.0%
Accor SA ................... 14,795 690,726
Hermes International SCA ........ 256 654,280
Unibail-Rodamco-Westfield
(f) (g)
..... 10,810 869,625
2,214,631
Germany — 0.1%
ADLER Group SA
(f)
............ 432,415 83,039
ADLER Group SA
(a) (d) (f)
.......... 356,120 68,964
Bayerische Motoren Werke AG .... 11,162 1,287,859
Covestro AG
(a) (d) (f)
.............. 134,578 7,361,411
Deutsche Telekom AG (Registered) . 26,798 650,508
Fresenius SE & Co. KGaA ........ 243,129 6,556,415
Heidelberg Materials AG ......... 6,605 727,087
K+S AG (Registered) ........... 227,359 3,548,202
RWE AG ................... 18,967 644,635
TUI AG
(f)
.................... 538,980 4,436,953
25,365,073
Greece — 0.0%
(f)
National Bank of Greece SA ...... 117,136 916,957
Piraeus Financial Holdings SA ..... 66,337 277,164
1,194,121
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 86,164 698,719
OTP Bank Nyrt. ............... 19,005 874,707
1,573,426
India — 0.1%
Aditya Birla Capital Ltd.
(f)
......... 282,357 596,064
Axis Bank Ltd. ................ 124,560 1,569,879
Bharat Electronics Ltd. .......... 372,007 900,991
Bharat Petroleum Corp. Ltd. ...... 121,513 880,278
Security
Shares
Shares Value
India (continued)
Cipla Ltd. ................... 78,018 $ 1,402,509
GAIL India Ltd. ............... 697,946 1,519,190
Godrej Consumer Products Ltd. .... 95,329 1,435,326
HCL Technologies Ltd. .......... 74,200 1,379,567
Hero MotoCorp Ltd. ............ 25,893 1,470,129
Larsen & Toubro Ltd. ........... 17,096 773,240
Maruti Suzuki India Ltd. ......... 7,927 1,200,001
Reliance Industries Ltd. ......... 48,023 1,717,216
ReNew Energy Global plc , Class A
(f)
. 460,000 2,760,000
UltraTech Cement Ltd. .......... 7,567 886,118
18,490,508
Indonesia — 0.0%
Astra International Tbk. PT ....... 2,745,700 892,052
Bank Central Asia Tbk. PT ........ 2,570,000 1,634,360
Bank Mandiri Persero Tbk. PT ..... 2,042,200 929,187
Bank Syariah Indonesia Tbk. PT .... 2,845,600 486,387
Ciputra Development Tbk. PT ..... 5,533,700 453,725
4,395,711
Italy — 0.0%
UniCredit SpA ................ 140,000 5,317,102
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 328,000 454,362
Frontken Corp. Bhd. ............ 1,186,900 971,601
1,425,963
Netherlands — 0.0%
Adyen NV
(a) (d) (f)
................ 407 687,479
Koninklijke KPN NV ............ 174,381 652,256
Shell plc .................... 151,536 5,076,774
Shell plc , ADR ................ 10,800 724,032
7,140,541
Peru — 0.0%
Credicorp Ltd. ................ 2,570 435,435
Philippines — 0.0%
Ayala Land, Inc. ............... 2,064,600 1,186,644
Bloomberry Resorts Corp.
(f)
....... 4,424,100 868,844
Jollibee Foods Corp. ........... 90,700 407,746
Metropolitan Bank & Trust Co. ..... 460,130 534,400
2,997,634
Poland — 0.0%
LPP SA .................... 98 375,094
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 65,221 967,730
Powszechny Zaklad Ubezpieczen SA 35,583 434,601
1,777,425
South Africa — 0.0%
Shoprite Holdings Ltd. .......... 32,872 429,453
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA . 64,213 764,680
Naturgy Energy Group SA ........ 26,677 578,962
1,343,642
Sweden — 0.0%
Swedbank AB , Class A .......... 29,286 581,261
Thailand — 0.0%
Advanced Info Service PCL ....... 197,100 1,102,533
CP ALL PCL ................. 569,400 851,809
True Corp. PCL , NVDR
(f)
......... 2,261,300 477,797
2,432,139

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 0.1%
Genius Sports Ltd.
(f)
............ 1,345,384 $ 7,682,142
Mobico Group plc ............. 2,543,814 2,234,630
NEW Look Retailers
(c) (f)
.......... 4,100,922 52
Standard Chartered plc .......... 76,051 644,739
10,561,563
United States — 1.5%
Advanced Micro Devices, Inc.
(f)
.... 4 722
Aiven, Inc. , Series D
(c) (f)
.......... 169,258 11,663,569
Altice USA, Inc. , Class A
(f)
........ 1,480,193 3,863,304
Amazon.com, Inc.
(f) (h)
........... 109,232 19,703,268
Amkor Technology, Inc. .......... 33,300 1,073,592
Applied Materials, Inc. .......... 40,000 8,249,200
Astra Space, Inc. , Class A
(f)
....... 69,879 47,657
Avaya, Inc.
(f)
................. 4,218 23,199
BOK Financial Corp. ............ 13,107 1,205,844
Boyd Gaming Corp. ............ 44,825 3,017,619
Caesars Entertainment, Inc.
(f)
...... 278,230 12,169,780
California Resources Corp.
(h)
...... 108,619 5,984,907
Carlson Travel, Inc.
(f)
........... 17,611 61,639
Carnival Corp.
(f)
............... 40,932 668,829
Cheniere Energy, Inc. ........... 39,968 6,446,039
Chesapeake Energy Corp. ....... 29,530 2,623,150
Chubb Ltd. .................. 45,000 11,660,850
Citigroup, Inc. ................ 132,710 8,392,580
Colgate-Palmolive Co. .......... 7,389 665,379
Comerica, Inc. ................ 35,114 1,930,919
Costco Wholesale Corp. ......... 855 626,399
Crowdstrike Holdings, Inc. , Class A
(f)
. 9,250 2,965,458
Crown PropTech Acquisitions
(c) (f)
.... 229,536 48,203
Crown PropTech Acquisitions
(c) (f)
.... 49,900 —
Crown PropTech Acquisitions , Class A
(f)
133,068 1,429,150
Customers Bancorp, Inc.
(f)
........ 10,456 554,795
Davidson Kempner Merchant Co-Invest
Fund LP , (Acquired 12/31/23 , cost
$ 6,788,939 )
(f) (i) (j)
............. —
(k)
36,259,371
Deckers Outdoor Corp.
(f)
......... 3,000 2,823,780
Dell Technologies, Inc. , Class C .... 6,870 783,936
Delta Air Lines, Inc. ............ 196,628 9,412,582
DiamondRock Hospitality Co. ...... 412,567 3,964,769
Dynatrace, Inc.
(f)
.............. 100,000 4,644,000
Eaton Corp. plc ............... 2,232 697,902
Eli Lilly & Co.
(h)
............... 19,682 15,311,809
EPAM Systems, Inc.
(f)
........... 4,389 1,212,066
Exxon Mobil Corp. ............. 90,000 10,461,600
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 27,387,008 )
(c) (f) (i)
............ 403,700 30,382,462
Farmers Business Network, Inc.
(c) (f)
.. 217,669 785,785
First Citizens BancShares, Inc. , Class A 1,410 2,305,350
Ford Motor Co. ............... 320,713 4,259,069
Forestar Group, Inc.
(f)
........... 118,660 4,768,945
Freewire Technologies, Inc.
(c) (f)
..... 328 1,331,680
General Dynamics Corp. ......... 27,232 7,692,768
General Motors Co. ............ 110,202 4,997,661
Global Payments, Inc. .......... 50,000 6,683,000
Golden Entertainment, Inc. ....... 79,939 2,944,153
Green Plains, Inc.
(f)
............ 308,129 7,123,942
HawkEye 360, Inc. , Series D1
(c) (f)
... 1,684,066 15,644,973
HCA Healthcare, Inc.
(h)
.......... 35,033 11,684,556
Informatica, Inc. , Class A
(f)
........ 276,289 9,670,115
Intel Corp. .................. 170,000 7,508,900
International Bancshares Corp. .... 16,386 919,910
Intuit, Inc. ................... 960 624,000
Lam Research Corp. ........... 11,970 11,629,693
Landsea Homes Corp.
(f)
......... 271,780 3,948,963
Security
Shares
Shares Value
United States (continued)
Las Vegas Sands Corp. ......... 94,912 $ 4,906,950
Latch, Inc.
(f)
.................. 715,325 557,954
Lions Gate Entertainment Corp. , Class
A
(f)
...................... 661,236 6,579,298
Lions Gate Entertainment Corp. , Class
B
(f)
...................... 28,919 269,236
M/I Homes, Inc.
(f)
.............. 43,739 5,961,188
Marathon Petroleum Corp. ....... 70,673 14,240,610
Marsh & McLennan Cos., Inc. ..... 3,159 650,691
McDonald's Corp. ............. 40,746 11,488,335
Meta Platforms, Inc. , Class A ...... 30,914 15,011,220
MGM Resorts International
(f)
...... 250,000 11,802,500
Micron Technology, Inc. .......... 54,000 6,366,060
Mr Cooper Group, Inc.
(f)
......... 70,349 5,483,705
MSCI, Inc. .................. 1,122 628,825
New Look Builders, Inc.
(c) (f)
........ 8,689,610 87
New York Community Bancorp, Inc. . 183,400 590,548
Northrop Grumman Corp. ........ 17,958 8,595,776
Nucor Corp. ................. 3,335 659,997
NVIDIA Corp. ................ 7,554 6,825,492
Opendoor Technologies, Inc.
(f)
..... 1,367,000 4,142,010
Palladyne AI Corp.
(f)
............ 73,917 133,790
Palladyne AI Corp.
(f)
............ 20,157 36,484
Paramount Global , Class B ....... 129,922 1,529,182
Park Hotels & Resorts, Inc. ....... 221,093 3,866,917
Playstudios, Inc.
(f)
............. 1,145,983 3,185,833
Progressive Corp. (The) ......... 3,338 690,365
RXO, Inc.
(f)
.................. 20,000 437,400
Salesforce, Inc. ............... 27,800 8,372,804
Sarcos Technology & Robotics Corp.
(f)
833,632 1,508,874
Schlumberger NV ............. 90,000 4,932,900
Screaming Eagle Acquisition Corp. ,
Class A
(f)
................. 303,603 3,248,552
Service Properties Trust ......... 768,304 5,209,101
Smith Douglas Homes Corp.
(f)
..... 176,990 5,256,603
Snorkel AI, Inc. , (Acquired 06/30/21 ,
cost $ 609,993 )
(c) (f) (i)
........... 40,613 309,471
Sonder Holdings, Inc. , Class A
(f)
.... 60,116 177,944
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23 , cost
$ 7,985,223 )
(c) (f) (i)
............. 98,583 9,562,551
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23 , cost
$ 8,570,448 )
(c) (f) (i)
............. 105,808 10,263,376
Sunstone Hotel Investors, Inc. ..... 248,338 2,766,485
Synchrony Financial ............ 15,562 671,033
Texas Capital Bancshares, Inc.
(f)
.... 34,883 2,147,049
Transocean Ltd.
(f) (l)
............. 2,193,850 13,777,378
Travelers Cos., Inc. (The) ........ 2,906 668,787
United States Steel Corp. ........ 103,688 4,228,397
Valero Energy Corp. ............ 66,332 11,322,209
Visa, Inc. , Class A ............. 25,000 6,977,000
Vistra Corp. ................. 121,250 8,445,063
Walmart, Inc. ................. 171,991 10,348,698
Welltower, Inc. ................ 8,944 835,727
Wynn Resorts Ltd. ............. 91,000 9,302,930
560,527,176
Zambia — 0.0%
First Quantum Minerals Ltd. ....... 245,319 2,636,924
Total Common Stocks — 1.8%
(Cost: $ 675,855,719 ) ............................. 658,355,761

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Argentina — 0.0%
Generacion Mediterranea SA , 9.88%
,
12/01/27
(a)
................ USD 6,008 $ 5,470,161
Australia — 0.4%
AngloGold Ashanti Holdings plc , 3.75%
,
10/01/30 ................. 5,540 4,813,429
Aurizon Network Pty. Ltd. , 6.10%
,
09/12/31
(d)
................ AUD 2,590 1,705,961
Australia & New Zealand Banking
Group Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.70%), 2.57%
,
11/25/35
(b) (d)
............... USD 10,000 8,192,748
BHP Billiton Finance Ltd. , (5-Year EUR
Swap Annual + 4.80%), 5.63%
,
10/22/79
(b) (d)
............... EUR 6,900 7,464,536
Brisbane Airport Corp. Pty. Ltd. , 5.90%
,
03/08/34
(d)
................ AUD 1,380 908,941
Commonwealth Bank of Australia ,
2.69%
,
03/11/31
(d)
........... USD 10,000 8,317,299
FMG Resources August 2006 Pty. Ltd.
(a)
4.50% , 09/15/27 ............ 275 264,168
4.38% , 04/01/31 ............ 500 446,733
6.13% , 04/15/32 ............ 225 222,464
Glencore Capital Finance DAC , 1.13%
,
03/10/28
(d)
................ EUR 7,600 7,448,683
Glencore Finance Europe Ltd.
(d)
3.13% , 03/26/26 ............ GBP 8,000 9,675,359
1.50% , 10/15/26 ............ EUR 5,200 5,312,319
Glencore Funding LLC , 5.37%
,
04/04/29
(a)
................ USD 4,845 4,854,606
Macquarie Group Ltd. , (1-day SOFR +
1.53%), 2.87%
,
01/14/33
(b) (d)
.... 10,000 8,317,182
Mineral Resources Ltd.
(a)
8.00% , 11/01/27 ............ 375 382,655
9.25% , 10/01/28 ............ 7,157 7,537,749
National Australia Bank Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.35%
,
01/12/37
(b) (d)
............... 10,000 8,457,732
Oceana Australian Fixed Income Trust
(c)
12.00% , 07/31/25 ........... AUD 11,002 7,183,075
12.50% , 07/31/26 ........... 16,502 10,821,276
12.50% , 07/31/27 ........... 27,503 18,124,852
Origin Energy Finance Ltd. , 1.00%
,
09/17/29
(d)
................ EUR 18,101 17,086,176
Westpac Banking Corp.
(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.88%), 5.75% ,
04/03/34
(d)
.............. AUD 3,400 2,217,703
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 2.67% , 11/15/35 ..... USD 10,000 8,248,194
148,003,840
Austria — 0.1%
ams-OSRAM AG
0.00% , 03/05/25
(d) (m) (n)
........ EUR 9,600 9,525,556
2.13% , 11/03/27
(d) (n)
.......... 6,300 4,907,257
10.50% , 03/30/29
(d)
.......... 8,629 9,206,993
12.25% , 03/30/29
(a)
.......... USD 2,405 2,416,001
Security
Par (000)
Par (000) Value
Austria (continued)
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(b) (d) (o)
....... EUR 16,000 $ 15,086,638
41,142,445
Belgium — 0.3%
(d)
Anheuser-Busch InBev SA
9.75% , 07/30/24 ............ GBP 27,461 35,098,141
4.00% , 09/24/25 ............ 3,266 4,065,345
3.95% , 03/22/44 ............ EUR 13,130 14,464,613
Azelis Finance NV , 5.75%
,
03/15/28 . 3,242 3,594,152
Elia Transmission Belgium SA , 3.75%
,
01/16/36 ................. 10,700 11,661,187
FLUVIUS System Operator CVBA ,
3.88%
,
03/18/31 ............ 20,200 22,329,526
KBC Group NV
(b)
(GUKG1 + 0.92%), 1.25% , 09/21/27 GBP 3,300 3,796,284
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00%
(o)
.......... EUR 2,400 2,767,250
(5-Year EUR Swap Annual +
2.25%), 4.75% , 04/17/35 .... 9,000 9,832,303
KBC IFIMA SA , (3-mo. EURIBOR +
0.35%), 4.29%
,
03/04/26
(b)
..... 8,000 8,634,773
UCB SA , 4.25%
,
03/20/30 ........ 7,900 8,599,758
124,843,332
Brazil — 0.3%
3R Lux SARL , 9.75%
,
02/05/31
(a)
... USD 13,339 13,930,918
Azul Secured Finance LLP , 11.93%
,
08/28/28
(a)
................ 16,095 16,364,108
Banco Votorantim SA , 4.50%
,
09/24/24
(d)
................ 3,212 3,182,450
Braskem Netherlands Finance BV
8.50% , 01/12/31
(a)
........... 4,617 4,750,893
8.50% , 01/12/31
(d)
........... 5,000 5,145,000
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50% , 01/23/81
(a) (b)
.. 2,587 2,595,893
Cosan Luxembourg SA , 7.25%
,
06/27/31
(a)
................ 4,605 4,682,134
CSN Resources SA , 5.88%
,
04/08/32
(a)
1,235 1,072,999
Embraer Netherlands Finance BV
6.95% , 01/17/28
(a)
........... 4,050 4,198,078
6.95% , 01/17/28
(d)
........... 1,042 1,080,098
7.00% , 07/28/30
(a)
........... 6,171 6,439,130
Gol Finance SA , (1M Sofr FWD at
3.50% Floor + 10.50%), 15.82%
,
05/02/25
(a) (b)
............... 3,890 3,889,697
MC Brazil Downstream Trading SARL
7.25% , 06/30/31
(a)
........... 7,102 6,402,555
7.25% , 06/30/31
(d)
........... 3,416 3,079,569
Petrorio Luxembourg Trading SARL ,
6.13%
,
06/09/26
(a)
........... 5,763 5,649,181
Raizen Fuels Finance SA
(a)
6.45% , 03/05/34 ............ 5,400 5,515,749
6.95% , 03/05/54 ............ 2,247 2,303,815
Samarco Mineracao SA , 9.00%
,
( 9.00%
Cash or 9.00 % PIK), 06/30/31
(d) (p)
. 24,182 21,751,629
St Marys Cement, Inc. , 5.75%
,
04/02/34
(a)
................ 2,930 2,900,700
Suzano Austria GmbH
5.00% , 01/15/30 ............ 2,575 2,469,586
Series DM3N , 3.13% , 01/15/32 .. 3,566 2,958,665
7.00% , 03/16/47
(a)
........... 400 419,109

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
Tupy Overseas SA , 4.50%
,
02/16/31
(d)
USD 2,500 $ 2,147,656
122,929,612
Canada — 0.7%
1011778 BC ULC
(a)
3.88% , 01/15/28 ............ 838 787,565
4.38% , 01/15/28 ............ 1,175 1,111,469
3.50% , 02/15/29 ............ 850 776,260
4.00% , 10/15/30 ............ 650 579,151
ARI FCP Investments LP , 0.00%
,
01/30/25
(b)
................ 2,892 2,848,439
Bank of Montreal , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.45%), 7.70%
,
05/26/84
(b)
................ 14,112 14,277,830
Bombardier, Inc.
(a)
7.13% , 06/15/26 ............ 625 633,996
7.50% , 02/01/29 ............ 3,300 3,398,122
8.75% , 11/15/30 ............ 700 747,443
Brookfield Residential Properties, Inc.
(a)
6.25% , 09/15/27 ............ 4,534 4,435,737
5.00% , 06/15/29 ............ 2,902 2,632,490
4.88% , 02/15/30 ............ 175 156,963
Enbridge, Inc.
(b)
Series 20-A , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.31%), 5.75% ,
07/15/80 ............... 5,388 5,099,193
Series NC5 , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.79%), 8.25% ,
01/15/84 ............... 4,991 5,193,620
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.43%), 8.50% , 01/15/84 .... 25,228 27,411,105
Garda World Security Corp.
(a)
9.50% , 11/01/27 ............ 2,793 2,799,720
7.75% , 02/15/28 ............ 1,621 1,662,319
HR Ottawa LP , 11.00%
,
03/31/31
(a)
.. 99,478 107,077,155
Mattamy Group Corp.
(a)
5.25% , 12/15/27 ............ 4,681 4,538,481
4.63% , 03/01/30 ............ 7,171 6,505,833
Methanex Corp.
5.13% , 10/15/27 ............ 500 483,615
5.25% , 12/15/29 ............ 150 143,516
Open Text Corp. , 3.88%
,
02/15/28
(a)
. 400 370,433
Open Text Holdings, Inc.
(a)
4.13% , 02/15/30 ............ 200 179,175
4.13% , 12/01/31 ............ 350 307,157
Parkland Corp.
(a)
5.88% , 07/15/27 ............ 250 247,834
4.50% , 10/01/29 ............ 200 184,984
4.63% , 05/01/30 ............ 400 368,759
Toronto-Dominion Bank (The)
(d)
2.88% , 04/05/27 ............ GBP 3,266 3,884,142
3.19% , 02/16/29 ............ EUR 41,620 45,186,145
Transcanada Trust , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.99%), 5.60%
,
03/07/82
(b)
................ USD 1,019 930,247
Videotron Ltd.
(a)
5.13% , 04/15/27 ............ 275 269,172
3.63% , 06/15/29 ............ 200 180,777
245,408,847
Security
Par (000)
Par (000) Value
Cayman Islands — 0.0%
Takumi Capital Ltd. , 0.00%
,
09/18/30
(c) (d
JPY —
(q)
$ 898,401
Chile — 0.1%
AES Andes SA , 6.30%
,
03/15/29
(a)
.. USD 3,240 3,271,298
Banco de Credito e Inversiones SA , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(a) (b) (o)
................ 3,612 3,714,202
Engie Energia Chile SA , 3.40%
,
01/28/30
(d)
................ 4,412 3,832,925
Kenbourne Invest SA
6.88% , 11/26/24
(a)
........... 17,203 8,354,207
6.88% , 11/26/24
(d)
........... 9,623 4,673,169
4.70% , 01/22/28
(a)
........... 1,288 457,240
4.70% , 01/22/28
(d)
........... 7,292 2,588,660
26,891,701
China — 0.3%
China City Construction International
Co. Ltd. , 5.35%
,
07/03/17
(c) (d) (f) (r)
.. CNY 2,990 —
China Development Bank Financial
Leasing Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.75%), 2.88%
,
09/28/30
(b) (d)
............... USD 8,084 7,722,746
China Modern Dairy Holdings Ltd. ,
2.13%
,
07/14/26
(d)
........... 10,000 9,065,625
eHi Car Services Ltd. , 12.00%
,
09/26/27
(d)
................ 965 914,338
European TopSoho SARL , Series
SMCP , 4.00%
,
10/14/24
(d) (f) (n) (r)
... EUR 13,600 5,868,944
Fantasia Holdings Group Co. Ltd.
(d)(f)(r)
11.75% , 04/17/24 ........... USD 10,550 158,250
11.88% , 06/01/24 ........... 3,142 47,130
7.95% , 07/05/24 ............ 5,938 89,070
9.88% , 10/19/24 ............ 3,695 55,425
6.95% , 12/17/24 ............ 3,180 47,700
Fortune Star BVI Ltd. , 5.95%
,
10/19/25
(d)
................ 2,561 2,337,465
Geely Automobile Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.45%),
4.00%
(b) (d) (o)
................ 3,800 3,737,063
Haidilao International Holding Ltd. ,
2.15%
,
01/14/26
(d)
........... 10,000 9,350,000
Huarong Finance 2019 Co. Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 6.98%),
4.25%
(b) (d) (o)
................ 800 759,000
iQIYI, Inc. , 6.50%
,
03/15/28
(d) (n)
.... 14,400 13,608,000
Luye Pharma Group Ltd. , 6.25%
,
07/06/28
(d) (n)
............... 8,084 6,567,824
Meituan , 3.05%
,
10/28/30
(d)
....... 1,500 1,285,005
Nickel Resources International
Holdings Co. Ltd. , Series 1 , 12.00%
,
12/12/18
(c) (d) (f) (r)
.............. HKD 8,000 —
NXP BV
4.40% , 06/01/27 ............ USD 8,300 8,135,411
3.40% , 05/01/30 ............ 12,472 11,306,828
Tencent Holdings Ltd. , 3.93%
,
01/19/38
(d)
................ 3,000 2,569,020
Tencent Music Entertainment Group ,
2.00%
,
09/03/30 ............ 2,860 2,344,885
Weibo Corp. , 1.38%
,
12/01/30
(a) (n)
... 12,467 12,317,396

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Zhongsheng Group Holdings Ltd. ,
0.00%
,
05/21/25
(d) (m) (n)
......... HKD 14,000 $ 1,945,215
100,232,340
Colombia — 0.1%
ABRA Global Finance , 11.50%
,
( 11.50%
Cash or 11.50 % PIK), 03/02/28
(a) (p)
USD 8,816 8,070,265
Bancolombia SA
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.93%), 6.91% , 10/18/27 .... 1,722 1,715,594
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.94%), 4.63% , 12/18/29 .... 2,405 2,325,936
Geopark Ltd. , 5.50%
,
01/17/27
(a)
... 400 363,000
Gran Tierra Energy, Inc. , 9.50%
,
10/15/29
(a)
................ 15,001 13,955,655
Oleoducto Central SA , 4.00%
,
07/14/27
(d)
................ 6,049 5,642,583
Promigas SA ESP , 3.75%
,
10/16/29
(a)
3,653 3,212,357
SierraCol Energy Andina LLC , 6.00%
,
06/15/28
(d)
................ 3,190 2,791,250
SURA Asset Management SA , 4.88%
,
04/17/24
(d)
................ 2,698 2,690,095
40,766,735
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance , 10.88%
,
01/15/31
(a)
.... 1,713 1,801,862
Cyprus — 0.1%
ASG Finance DAC , 7.88%
,
12/03/24
(a)
7,021 6,902,486
Bank of Cyprus PCL , (1-Year EUR
Swap Annual + 2.79%), 2.50%
,
06/24/27
(b) (d)
............... EUR 7,339 7,517,441
14,419,927
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(d)
........... 12,601 14,274,318
Denmark — 0.2%
(d)
AP Moller - Maersk A/S , 3.75%
,
03/05/32 ................. 10,825 11,797,673
Danske Bank A/S
(b)
(1-Year EUR Swap Annual +
0.85%), 1.38% , 02/17/27 .... 15,000 15,457,763
(GUKG1 + 1.65%), 2.25% , 01/14/28 GBP 23,500 27,300,971
(1-Year EUR Swap Annual +
1.35%), 4.50% , 11/09/28 ..... EUR 10,000 11,048,200
(1-Year EUR Swap Annual +
1.25%), 4.13% , 01/10/31 .... 6,000 6,669,248
Nassa Topco A/S , 2.88%
,
04/06/24 .. 3,200 3,443,551
75,717,406
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA , 6.75%
,
03/30/29
(a)
........ USD 6,184 6,288,355
Finland — 0.1%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(d)
........... EUR 6,573 6,648,076
4.88% , 02/04/28
(a)
........... USD 4,120 3,769,800
Nordea Bank Abp , (3-mo. EURIBOR +
0.68%), 4.38%
,
09/06/26
(b) (d)
.... EUR 12,000 13,050,417
Security
Par (000)
Par (000) Value
Finland (continued)
OP Mortgage Bank , 3.38%
,
02/15/27
(d)
EUR 25,030 $ 27,167,041
50,635,334
France — 2.8%
Accor SA , (5-Year EUR Swap Annual +
3.25%), 2.63%
(b) (d) (o)
.......... 3,900 4,127,572
Altice France SA
2.50% , 01/15/25
(d)
........... 5,851 5,633,774
5.88% , 02/01/27
(d)
........... 14,016 11,681,097
8.13% , 02/01/27
(a)
........... USD 2,550 1,993,228
11.50% , 02/01/27
(d)
.......... EUR 1,455 1,341,332
5.50% , 01/15/28
(a)
........... USD 1,000 710,243
5.13% , 07/15/29
(a)
........... 1,250 845,042
4.25% , 10/15/29
(d)
........... EUR 1,139 856,992
Arkema SA , (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(b) (d) (o)
......... 2,300 2,351,084
Atos SE
(d)
0.00% , 11/06/24
(m) (n)
......... 11,700 1,893,848
1.75% , 05/07/25 ............ 300 49,325
AXA SA , (5-Year EURIBOR ICE Swap
Rate + 3.84%), 6.38%
(b) (d) (o)
..... 3,050 3,417,736
Banijay Entertainment SASU , 7.00%
,
05/01/29
(d)
................ 8,856 10,020,545
Banque Federative du Credit Mutuel
SA
(d)
3.00% , 09/11/25 ............ 11,000 11,706,903
4.88% , 09/25/25 ............ GBP 21,000 26,358,683
4.38% , 05/02/30 ............ EUR 22,000 24,572,867
3.75% , 02/03/34 ............ 5,200 5,680,987
Banque Stellantis France SACA ,
3.50%
,
07/19/27
(d)
........... 10,000 10,752,294
BNP Paribas SA
(5-Year USD Swap Semi + 5.15%),
7.38%
(b) (d) (o)
.............. USD 734 735,741
3.38% , 01/23/26
(d)
........... GBP 13,266 16,217,763
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a) (b) (o)
........ USD 1,754 1,590,466
(3-mo. EURIBOR + 0.70%), 0.25% ,
04/13/27
(b) (d)
............. EUR 27,000 27,132,743
1.88% , 12/14/27
(d)
........... GBP 3,300 3,742,588
(3-mo. EURIBOR + 1.37%), 2.75% ,
07/25/28
(b) (d)
............. EUR 9,000 9,412,321
(5-Year EUR Swap Annual +
4.65%), 6.88%
(b) (d) (o)
........ 3,200 3,602,496
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(b) (d) (o)
........ 5,400 6,226,313
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.34%), 4.63%
(a) (b) (o)
........ USD 18,441 15,212,475
(5-Year EUR Swap Annual +
1.20%), 1.13% , 01/15/32
(b) (d)
.. EUR 15,100 14,918,800
(3-mo. EURIBOR + 0.95%), 4.13% ,
09/26/32
(b) (d)
............. 18,800 21,113,755
Series TMO , (BFRTMO - 0.25%),
2.82%
(b) (o)
............... 1,983 2,033,733
BPCE SA
(b)(d)
(3-mo. EURIBOR + 1.00%), 0.50% ,
09/15/27 ............... 15,000 14,965,775
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50% , 11/30/32 ..... GBP 8,000 8,944,928
(3-mo. EURIBOR + 1.45%), 4.13% ,
03/08/33 ............... EUR 32,000 34,993,406
(5-Year EUR Swap Annual +
1.57%), 1.75% , 02/02/34 .... 8,000 7,663,080

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EURIBOR ICE Swap Rate +
2.30%), 4.88% , 02/26/36 .... EUR 13,400 $ 14,749,278
Burger King France SAS , (3-mo.
EURIBOR at 4.75% Floor + 4.75%),
8.65%
,
11/01/26
(b) (d)
.......... 3,800 4,125,384
Casino Guichard Perrachon SA
(b)(f)(o)(r)
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
3.69% ................. 11,374 52,151
(5-Year EURIBOR ICE Swap Rate +
3.82%), 3.99%
(d)
.......... 9,500 25,676
Cie de Saint-Gobain SA , 3.75%
,
11/29/26
(d)
................ 23,100 25,103,511
Clariane SE , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
9.08%), 4.13%
(b) (d) (o)
.......... GBP 9,000 7,047,341
Cofiroute SA , 1.13%
,
10/13/27
(d)
.... EUR 2,400 2,415,725
Credit Agricole SA
2.63% , 03/17/27
(d)
........... 11,500 12,000,701
(GUKG1 + 2.60%), 5.75% ,
11/29/27
(b) (d)
............. GBP 27,500 35,137,019
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.24%), 4.75%
(a) (b) (o)
........ USD 20,514 18,017,313
(5-Year EUR Swap Annual +
1.90%), 1.63% , 06/05/30
(b) (d)
.. EUR 21,500 22,460,681
4.38% , 11/27/33
(d)
........... 6,500 7,388,663
Elior Group SA , 3.75%
,
07/15/26
(d)
.. 5,906 5,949,819
Elis SA , 3.75%
,
03/21/30
(d)
....... 4,100 4,402,531
Engie SA
(d)
3.63% , 12/06/26 ............ 13,700 14,840,460
3.75% , 09/06/27 ............ 9,900 10,800,259
1.38% , 06/22/28 ............ 3,300 3,285,685
3.88% , 12/06/33 ............ 7,900 8,737,369
4.50% , 09/06/42 ............ 14,000 16,032,125
4.25% , 03/06/44 ............ 12,000 13,319,387
Eutelsat SA
(d)
1.50% , 10/13/28 ............ 8,900 7,147,554
9.75% , 04/13/29 ............ 2,145 2,348,845
Forvia SE
(d)
7.25% , 06/15/26 ............ 970 1,097,500
2.75% , 02/15/27 ............ 8,652 8,914,171
3.75% , 06/15/28 ............ 5,185 5,426,022
5.50% , 06/15/31 ............ 3,553 3,928,983
Goldstory SAS
(d)
6.75% , 02/01/30 ............ 4,094 4,505,917
(3-mo. EURIBOR + 4.00%), 7.91% ,
02/01/30
(b)
.............. 1,359 1,478,253
Holding d'Infrastructures des Metiers de
l'Environnement
(d)
0.13% , 09/16/25 ............ 9,300 9,477,058
0.63% , 09/16/28 ............ 17,684 16,748,226
Iliad Holding SASU
5.13% , 10/15/26
(d)
........... 4,419 4,709,752
6.50% , 10/15/26
(a)
........... USD 1,650 1,634,545
5.63% , 10/15/28
(d)
........... EUR 300 320,041
7.00% , 10/15/28
(a)
........... USD 1,375 1,360,855
Iliad SA
(d)
5.38% , 06/14/27 ............ EUR 9,200 10,110,926
5.38% , 02/15/29 ............ 13,600 14,907,616
5.63% , 02/15/30 ............ 7,100 7,862,055
JCDecaux SE , 2.63%
,
04/24/28
(d)
... 8,300 8,657,883
Kering SA , 5.13%
,
11/23/26
(d)
...... GBP 18,900 23,978,011
La Banque Postale SA , 4.00%
,
05/03/28
(d)
................ EUR 9,700 10,684,921
Security
Par (000)
Par (000) Value
France (continued)
La Financiere Atalian SASU , 8.50%
,
06/30/28
(c)
................ EUR 9,662 $ 7,138,898
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
7.94%
,
07/01/26
(b) (d)
.......... 1,331 1,436,954
Loxam SAS
(d)
3.75% , 07/15/26 ............ 6,681 7,117,699
4.50% , 02/15/27 ............ 921 987,550
4.50% , 04/15/27 ............ 500 521,894
5.75% , 07/15/27 ............ 828 889,983
6.38% , 05/15/28 ............ 2,073 2,322,470
6.38% , 05/31/29 ............ 5,298 5,940,319
Novafives SAS
(d)
5.00% , 06/15/25 ............ 2,727 2,912,604
(3-mo. EURIBOR at 4.50% Floor +
4.50%), 8.44% , 06/15/25
(b)
... 4,450 4,752,873
Paprec Holding SA
(d)
6.50% , 11/17/27 ............ 3,951 4,476,260
7.25% , 11/17/29 ............ 4,089 4,698,601
Picard Bondco SA , 5.38%
,
07/01/27
(d)
1,670 1,756,529
Picard Groupe SAS , 3.88%
,
07/01/26
(d)
9,451 9,969,855
RCI Banque SA
(d)
4.13% , 12/01/25 ............ 8,108 8,775,640
(5-Year EUR Swap Annual +
2.85%), 2.63% , 02/18/30
(b)
... 27,500 28,957,224
Sabena Technics SAS , (Acquired
10/28/22 , cost $ 16,982,711 ) , (3-
mo. EURIBOR + 5.00%), 8.96%
,
09/30/29
(b) (c) (i)
............... 15,039 16,224,321
Societe Generale SA
1.88% , 10/03/24
(d)
........... GBP 3,300 4,092,148
(5-Year USD Swap Rate + 5.87%),
8.00%
(a) (b) (o)
.............. USD 3,010 3,023,945
(3-mo. EURIBOR + 0.50%), 4.40% ,
01/19/26
(b) (d)
............. EUR 16,200 17,538,366
(3-mo. EURIBOR + 1.50%), 1.13% ,
04/21/26
(b) (d)
............. 17,500 18,329,942
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(a) (b) (o)
........ USD 3,240 3,355,224
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.51%), 5.38%
(a) (b) (o)
........ 21,982 18,522,310
(5-Year EUR Swap Annual +
1.60%), 1.13% , 06/30/31
(b) (d)
.. EUR 9,000 9,029,353
Teleperformance SE
(d)
5.25% , 11/22/28 ............ 7,800 8,634,713
5.75% , 11/22/31 ............ 2,900 3,273,372
TotalEnergies Capital Canada Ltd. ,
2.13%
,
09/18/29
(d)
........... 7,800 7,933,438
TotalEnergies Capital International SA ,
1.66%
,
07/22/26
(d)
........... GBP 3,300 3,903,810
TotalEnergies SE
(b)(d)(o)
(5-Year EUR Swap Annual +
1.77%), 1.75% ........... EUR 42,478 45,762,315
(5-Year EUR Swap Annual +
2.15%), 2.63% ........... 14,270 15,087,625
Series NC7 , (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 31,000 30,183,526
Vallourec SACA , 8.50%
,
06/30/26
(d)
. 11,512 12,528,630
Veolia Environnement SA
(b)(d)(o)
(5-Year EUR Swap Annual +
2.71%), 2.25% ........... 6,400 6,567,141
(5-Year EUR Swap Annual +
2.08%), 2.00% ........... 22,200 21,585,361

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Worldline SA
(d)(m)(n)
0.00% , 07/30/25 ............ EUR 5,617 $ 6,707,780
0.00% , 07/30/26 ............ 13,062 12,744,538
1,041,373,358
Germany — 2.8%
ADLER Group SA , 21.00%
,
( 21.00%
Cash or 21.00 % PIK), 07/31/25
(d) (p)
4,300 4,173,278
Agps Bondco plc
(d)(f)(r)
6.00% , 08/05/25 ............ 11,000 4,717,272
5.50% , 11/13/26 ............ 8,700 3,599,003
5.00% , 04/27/27 ............ 2,800 1,147,896
5.00% , 01/14/29 ............ 14,200 5,767,856
Allianz SE
(b)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.97%), 3.50%
(a)
.......... USD 2,000 1,855,006
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.17%), 3.20%
(a)
.......... 2,000 1,637,231
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.17%), 3.20%
(d)
.......... 18,800 15,389,979
Aroundtown SA
(d)
(5-Year GBP Swap + 4.38%),
4.75%
(b) (o)
............... GBP 4,476 3,367,597
(5-Year EUR Swap Annual +
3.98%), 3.38%
(b) (o)
......... EUR 4,400 2,819,682
0.00% , 07/16/26 ............ 4,200 3,998,667
2.00% , 11/02/26 ............ 2,000 1,952,589
0.38% , 04/15/27 ............ 7,700 6,949,986
1.45% , 07/09/28 ............ 3,900 3,449,784
AT Securities BV , (5-Year USD Swap
Semi + 3.55%), 7.75%
(b) (d) (o)
..... USD 6,250 3,767,500
ATF Netherlands BV , (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b) (d) (o)
EUR 13,400 9,077,987
Bayer AG
(d)
4.00% , 08/26/26 ............ 16,230 17,637,416
4.63% , 05/26/33 ............ 16,998 18,927,392
(5-Year EUR Swap Annual +
2.55%), 3.75% , 07/01/74
(b)
... 5,200 5,542,812
(5-Year EURIBOR ICE Swap Rate +
2.65%), 2.38% , 11/12/79
(b)
... 64,600 66,811,875
(5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82
(b)
... 15,000 15,130,871
Series NC5 , (5-Year EUR Swap
Annual + 3.43%), 6.63% ,
09/25/83
(b)
.............. 12,100 12,962,998
(5-Year EUR Swap Annual +
3.90%), 7.00% , 09/25/83
(b)
... 11,400 12,376,586
Bayer Capital Corp. BV , 2.13%
,
12/15/29
(d)
................ 1,800 1,751,209
Bertelsmann SE & Co. KGaA , (5-Year
EUR Swap Annual + 3.21%), 3.50%
,
04/23/75
(b) (d)
............... 7,900 8,203,306
BRANICKS Group AG , 2.25%
,
09/22/26
(d)
................ 4,200 1,441,365
Cheplapharm Arzneimittel GmbH
(d)
3.50% , 02/11/27 ............ 5,297 5,520,905
4.38% , 01/15/28 ............ 10,392 10,837,217
7.50% , 05/15/30 ............ 1,328 1,511,512
Commerzbank AG
(b)(d)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(o)
.......... 16,200 17,237,056
(5-Year EUR Swap Annual +
6.36%), 6.13%
(o)
.......... 6,600 7,022,505
Security
Par (000)
Par (000) Value
Germany (continued)
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... EUR 3,800 $ 3,976,641
(5-Year EUR Swap Annual +
4.35%), 4.00% , 12/05/30 .... 8,500 9,054,038
(3-mo. EURIBOR + 2.10%), 4.63% ,
01/17/31 ............... 1,600 1,768,627
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63% , 02/28/33 .......... GBP 8,800 11,821,806
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75% , 10/05/33 .... EUR 5,800 6,723,401
Daimler Truck Finance North America
LLC , 5.38%
,
01/18/34
(a)
....... USD 4,413 4,435,663
DEMIRE Deutsche Mittelstand Real
Estate AG , 1.88%
,
10/15/24
(d)
... EUR 14,900 10,368,288
Deutsche Bahn Finance GmbH , (5-
Year EUR Swap Annual + 1.26%),
0.95%
(b) (d) (o)
................ 32,400 33,609,402
Deutsche Bank AG
(b)
(USISOA05 + 4.36%), 4.79%
(d) (o)
. USD 3,000 2,778,804
(1-day SOFR + 1.59%), 5.71% ,
02/08/28 ............... 15,503 15,480,490
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00% , 06/24/32
(d)
... EUR 9,100 9,501,410
Deutsche Lufthansa AG
(d)
2.00% , 07/14/24 ............ 5,300 5,680,144
3.75% , 02/11/28 ............ 1,900 2,036,881
3.50% , 07/14/29 ............ 1,900 2,008,753
Douglas Service GmbH , 6.00%
,
04/08/26
(d)
................ 2,722 2,974,806
E.ON SE , 4.13%
,
03/25/44
(d)
...... 7,930 8,752,189
EnBW Energie Baden-Wuerttemberg
AG
(b)(d)
(5-Year EURIBOR ICE Swap Rate +
1.73%), 1.63% , 08/05/79 .... 14,800 14,470,076
(5-Year EUR Swap Annual +
1.42%), 1.13% , 11/05/79 ..... 9,100 9,622,362
(5-Year EUR Swap Annual +
2.18%), 2.13% , 08/31/81 .... 22,400 19,302,784
(5-Year EURIBOR ICE Swap Rate +
2.66%), 5.25% , 01/23/84 .... 2,300 2,536,590
EnBW International Finance BV , 4.30%
,
05/23/34
(d)
................ 29,730 33,685,747
Envalior , (6-mo. EURIBOR + 9.50%),
13.63%
,
03/31/31
(b) (c)
......... 20,087 20,316,332
Eurogrid GmbH
(d)
3.60% , 02/01/29 ............ 4,600 4,993,876
3.72% , 04/27/30 ............ 15,400 16,824,394
3.92% , 02/01/34 ............ 4,400 4,837,493
Fresenius SE & Co. KGaA , 4.25%
,
05/28/26
(d)
................ 13,500 14,705,197
Gruenenthal GmbH
(d)
3.63% , 11/15/26 ............ 7,590 8,004,231
4.13% , 05/15/28 ............ 3,348 3,490,085
6.75% , 05/15/30 ............ 833 950,031
HT Troplast GmbH , 9.38%
,
07/15/28
(d)
8,390 9,468,828
IHO Verwaltungs GmbH
(p)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26
(d)
.............. 6,023 6,398,690
3.88% , ( 3.88 % Cash or 4.63 % PIK),
05/15/27
(b) (d)
............. 2,941 3,109,848
6.00% , ( 6.00 % Cash or 6.75 % PIK),
05/15/27
(a)
.............. USD 400 399,482
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(b) (d)
............. EUR 1,618 1,889,590

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
PCF GmbH
(d)
4.75% , 04/15/26 ............ EUR 1,566 $ 1,277,432
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.69% , 04/15/26
(b)
... 5,069 4,274,329
Phoenix PIB Dutch Finance BV , 2.38%
,
08/05/25
(d)
................ 3,000 3,136,217
ProGroup AG
(d)
5.13% , 04/15/29 ............ 4,087 4,410,724
5.38% , 04/15/31 ............ 5,287 5,689,962
RWE AG , 2.75%
,
05/24/30
(d)
...... 5,000 5,169,482
Sartorius Finance BV
(d)
4.25% , 09/14/26 ............ 4,500 4,905,218
4.38% , 09/14/29 ............ 10,000 11,174,944
4.88% , 09/14/35 ............ 10,000 11,618,352
Schaeffler AG
(d)
4.50% , 08/14/26 ............ 11,900 12,936,785
4.75% , 08/14/29 ............ 2,800 3,067,149
Siemens Financieringsmaatschappij
NV , 3.63%
,
02/22/44
(d)
........ 10,000 10,907,173
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26
(d)
....... 7,115 7,645,381
Techem Verwaltungsgesellschaft 675
mbH , 2.00%
,
07/15/25
(d)
....... 15,866 16,779,486
Tele Columbus AG , 10.00%
,
03/19/29
(d)
8,088 5,619,831
TK Elevator Holdco GmbH , 6.63%
,
07/15/28
(d)
................ 4,151 4,332,553
TK Elevator Midco GmbH
4.38% , 07/15/27
(d)
........... 6,229 6,459,885
Traton Finance Luxembourg SA
(d)
0.13% , 03/24/25 ............ 7,900 8,213,908
3.75% , 03/27/27 ............ 8,400 9,069,590
TUI Cruises GmbH , 6.50%
,
05/15/26
(d)
1,098 1,191,839
Volkswagen Bank GmbH , 4.25%
,
01/07/26
(d)
................ 4,600 4,983,821
Volkswagen Financial Services NV
(d)
1.88% , 12/03/24 ............ GBP 1,800 2,220,312
4.25% , 10/09/25 ............ 1,400 1,739,730
5.50% , 12/07/26 ............ 26,400 33,515,953
6.50% , 09/18/27 ............ 17,000 22,283,743
Volkswagen International Finance
NV
(b)(d)
Series NC6 , (6-Year EUR Swap
Annual + 2.97%), 3.38%
(o)
.... EUR 61,800 66,270,359
(3-mo. EURIBOR + 0.65%), 4.55% ,
03/27/26 ............... 15,400 16,639,378
(5-Year EUR Swap Annual +
2.92%), 3.75%
(o)
.......... 1,700 1,728,587
(9-Year EUR Swap Annual +
3.96%), 3.88%
(o)
.......... 5,600 5,589,306
Volkswagen Leasing GmbH , 0.63%
,
07/19/29
(d)
................ 15,631 14,444,030
Wintershall Dea Finance 2 BV
(b)(d)(o)
Series NC5 , (5-Year EUR Swap
Annual + 2.92%), 2.50% ..... 53,300 53,046,245
Series NC8 , (5-Year EUR Swap
Annual + 3.32%), 3.00% ..... 1,800 1,704,083
Wintershall Dea Finance BV
(d)
1.33% , 09/25/28 ............ 23,600 22,599,059
1.82% , 09/25/31 ............ 11,400 10,362,455
ZF Europe Finance BV
(d)
2.00% , 02/23/26 ............ 1,300 1,339,864
2.50% , 10/23/27 ............ 1,900 1,919,139
4.75% , 01/31/29 ............ 800 867,228
ZF Finance GmbH
(d)
3.00% , 09/21/25 ............ 7,900 8,360,775
Security
Par (000)
Par (000) Value
Germany (continued)
5.75% , 08/03/26 ............ EUR 5,100 $ 5,658,032
2.00% , 05/06/27 ............ 1,800 1,805,995
2.75% , 05/25/27 ............ 3,100 3,180,725
2.25% , 05/03/28 ............ 1,900 1,880,590
3.75% , 09/21/28 ............ 10,700 11,139,666
1,013,722,632
Ghana — 0.0%
Kosmos Energy Ltd. , 7.50%
,
03/01/28
(d)
USD 4,038 3,913,074
Greece — 0.0%
Danaos Corp. , 8.50%
,
03/01/28
(a)
... 4,300 4,388,154
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(b) (d)
.......... EUR 7,500 8,154,100
12,542,254
Guatemala — 0.0%
Millicom International Cellular SA
6.63% , 10/15/26
(a)
........... USD 4,708 4,662,563
5.13% , 01/15/28
(d)
........... 2,124 2,019,791
7.38% , 04/02/32
(a)
........... 3,205 3,205,000
9,887,354
Hong Kong — 0.4%
AIA Group Ltd.
(d)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.76%), 2.70%
(b) (o)
......... 10,000 9,337,500
5.38% , 04/05/34 ............ 8,000 7,985,840
Cathay Pacific Finance III Ltd. , 2.75%
,
02/05/26
(d) (n)
............... HKD 20,000 2,791,654
Cheung Kong Infrastructure Finance
BVI Ltd. , 1.00%
,
12/12/24
(d)
..... EUR 10,000 10,513,178
Elect Global Investments Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%),
4.10%
(b) (d) (o)
................ USD 10,000 9,109,375
FWD Group Holdings Ltd. , 8.40%
,
04/05/29
(a)
................ 90,765 93,941,775
Goodman HK Finance , 4.38%
,
06/19/24
(d)
................ 3,298 3,284,214
HKT Capital No. 4 Ltd. , 3.00%
,
07/14/26
(d)
................ 225 213,399
Link CB Ltd. , 4.50%
,
12/12/27
(d) (n)
... HKD 40,000 5,110,743
Melco Resorts Finance Ltd.
4.88% , 06/06/25
(a)
........... USD 625 609,375
4.88% , 06/06/25
(d)
........... 1,000 975,000
5.25% , 04/26/26
(d)
........... 2,900 2,793,062
5.63% , 07/17/27
(d)
........... 4,200 4,014,938
5.75% , 07/21/28
(a)
........... 200 189,160
5.38% , 12/04/29
(a)
........... 3,042 2,768,798
5.38% , 12/04/29
(d)
........... 1,500 1,365,285
REXLot Holdings Ltd.
(c)(d)(f)(n)(r)
6.00% , 04/28/17 ............ HKD 1,103 —
4.50% , 04/17/19 ............ 15,091 —
155,003,296
India — 0.8%
ABJA Investment Co. Pte. Ltd. , 5.95%
,
07/31/24
(d)
................ USD 10,400 10,361,312
Adani Electricity Mumbai Ltd. , 3.95%
,
02/12/30
(d)
................ 8,000 6,800,000
Adani Green Energy Ltd. , 4.38%
,
09/08/24
(d)
................ 9,000 8,899,740

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
Adani Green Energy UP Ltd. , 6.70%
,
03/12/42
(a)
................ USD 2,434 $ 2,342,725
Adani Ports & Special Economic Zone
Ltd. , 4.20%
,
08/04/27
(d)
........ 10,000 9,237,500
Adani Renewable Energy RJ Ltd. ,
4.63%
,
10/15/39
(d)
........... 2,191 1,815,480
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(b) (d) (o)
... 9,000 8,364,375
Azure Power Energy Ltd. , 3.58%
,
08/19/26
(d)
................ 6,853 6,188,679
Azure Power Solar Energy Pvt Ltd. ,
5.65%
,
12/24/24
(d)
........... 4,000 3,887,500
CA Magnum Holdings , 5.38%
,
10/31/26
(d)
................ 9,657 9,270,720
Continuum Energy Aura Pte. Ltd.
9.50% , 02/24/27
(a)
........... 2,370 2,463,319
9.50% , 02/24/27
(d)
........... 8,500 8,834,687
Continuum Energy Levanter Pte. Ltd.
4.50% , 02/09/27
(a)
........... 4,484 4,341,020
4.50% , 02/09/27
(d)
........... 755 730,488
Delhi International Airport Ltd. , 6.13%
,
10/31/26
(d)
................ 15,000 14,854,687
Diamond II Ltd.
7.95% , 07/28/26
(a)
........... 2,208 2,245,950
7.95% , 07/28/26
(d)
........... 12,000 12,206,250
GMR Hyderabad International Airport
Ltd.
(d)
4.75% , 02/02/26 ............ 1,090 1,054,510
4.25% , 10/27/27 ............ 15,000 13,898,437
Greenko Dutch BV , 3.85%
,
03/29/26
(d)
241 225,772
Greenko Solar Mauritius Ltd.
(d)
5.55% , 01/29/25 ............ 200 197,687
5.95% , 07/29/26 ............ 6,000 5,835,600
Greenko Wind Projects Mauritius Ltd. ,
5.50%
,
04/06/25
(d)
........... 6,000 5,895,000
HDFC Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(b) (d) (o)
... 10,000 9,196,875
HPCL-Mittal Energy Ltd. , 5.45%
,
10/22/26
(d)
................ 5,000 4,868,750
India Airport Infra , 6.25%
,
10/25/25
(d)
. 13,057 13,057,000
India Green Power Holdings , 4.00%
,
02/22/27
(d)
................ 9,546 8,868,638
Indiabulls Housing Finance Ltd. , 9.70%
,
07/03/27
(d)
................ 675 673,988
JSW Hydro Energy Ltd. , 4.13%
,
05/18/31
(d)
................ 4,140 3,664,002
Network i2i Ltd.
(b)(d)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.27%), 5.65% ........... 2,162 2,142,407
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.39%), 3.98% ........... 10,000 9,490,625
Oil India International Pte. Ltd. , 4.00%
,
04/21/27
(d)
................ 15,000 14,376,563
ONGC Videsh Ltd. , 4.63%
,
07/15/24
(d)
10,000 9,948,500
Periama Holdings LLC , 5.95%
,
04/19/26
(d)
................ 11,500 11,359,844
REC Ltd.
(d)
3.88% , 07/07/27 ............ 1,000 948,750
5.63% , 04/11/28 ............ 8,000 8,052,500
ReNew Pvt Ltd. , 5.88%
,
03/05/27
(d)
.. 9,000 8,753,580
Security
Par (000)
Par (000) Value
India (continued)
ReNew Wind Energy AP2 , 4.50%
,
07/14/28
(d)
................ USD 9,000 $ 8,232,188
Shriram Finance Ltd. , 6.63%
,
04/22/27
(d)
................ 9,155 9,174,225
TML Holdings Pte. Ltd. , 4.35%
,
06/09/26
(d)
................ 5,799 5,565,228
Vedanta Resources Finance II plc
(e)
13.88% , 12/09/28
(a)
.......... 10,839 9,863,817
13.88% , 12/09/28
(d)
.......... 6,152 5,598,466
Vedanta Resources Ltd. , 13.88%
,
12/09/28
(a) (e)
............... 2,594 2,270,100
Videocon Industries Ltd. , 2.84%
,
12/31/20
(c) (d) (e) (f) (n) (r)
........... 735 —
286,057,484
Indonesia — 0.2%
Cikarang Listrindo Tbk. PT , 4.95%
,
09/14/26
(d)
................ 10,000 9,678,125
Freeport Indonesia PT
(d)
4.76% , 04/14/27 ............ 3,643 3,553,746
5.32% , 04/14/32 ............ 10,000 9,762,500
Indofood CBP Sukses Makmur Tbk. PT ,
3.40%
,
06/09/31
(d)
........... 10,000 8,684,375
LLPL Capital Pte. Ltd. , 6.88%
,
02/04/39
(d)
................ 7,742 7,688,774
Medco Laurel Tree Pte. Ltd. , 6.95%
,
11/12/28
(d)
................ 200 193,738
Medco Maple Tree Pte. Ltd.
8.96% , 04/27/29
(a)
........... 7,101 7,389,478
8.96% , 04/27/29
(d)
........... 10,000 10,406,250
Minejesa Capital BV
(d)
4.63% , 08/10/30 ............ 1,860 1,764,295
5.63% , 08/10/37 ............ 10,000 9,043,750
Pakuwon Jati Tbk. PT , 4.88%
,
04/29/28
(d)
................ 375 350,977
Pertamina Geothermal Energy PT ,
5.15%
,
04/27/28
(d)
........... 850 846,281
PT Tower Bersama Infrastructure Tbk. ,
4.25%
,
01/21/25
(d)
........... 10,000 9,853,125
Star Energy Geothermal Darajat II ,
3.25%
,
04/14/29
(d)
........... 1,328 1,247,617
Theta Capital Pte. Ltd. , 8.13%
,
01/22/25
(d)
................ 1,763 1,674,445
82,137,476
Ireland — 0.1%
AerCap Ireland Capital DAC , 3.30%
,
01/30/32 ................. 7,754 6,650,266
AIB Group plc , (1-Year EUR Swap
Annual + 2.00%), 3.63%
,
07/04/26
(b) (d)
............... EUR 19,550 21,039,632
Bank of Ireland Group plc
(b)(d)
(5-Year EUR Swap Annual +
7.92%), 7.50%
(o)
.......... 8,629 9,447,623
(1-Year EURIBOR ICE Swap Rate +
1.10%), 1.88% , 06/05/26 .... 7,000 7,372,259
Fidelity Grand Harbour CLO DAC ,
Series 2023-2X , Class D , (3-mo.
EURIBOR at 4.10% Floor + 4.10%),
8.02%
,
04/15/38
(b) (c) (d)
......... 781 842,582
Smurfit Kappa Treasury ULC , 5.78%
,
04/03/54
(a)
................ USD 2,375 2,402,303
47,754,665

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Israel — 0.1%
Energean Israel Finance Ltd.
8.50% , 09/30/33
(a) (d)
.......... USD 3,692 $ 3,654,728
Leviathan Bond Ltd. , 6.75%
,
06/30/30
(a) (d)
............... 1,385 1,286,413
Teva Pharmaceutical Finance
Netherlands II BV
1.88% , 03/31/27
(d)
........... EUR 2,710 2,680,053
3.75% , 05/09/27 ............ 4,876 5,085,825
7.38% , 09/15/29 ............ 11,486 13,712,003
4.38% , 05/09/30 ............ 4,764 4,946,905
31,365,927
Italy — 1.6%
ASTM SpA
(d)
1.50% , 01/25/30 ............ 2,600 2,444,230
2.38% , 11/25/33 ............ 2,075 1,904,720
Azzurra Aeroporti SpA
(d)
2.13% , 05/30/24 ............ 32,746 35,156,893
2.63% , 05/30/27 ............ 14,163 14,439,366
Banco BPM SpA
(d)
3.88% , 09/18/26 ............ 49,840 54,214,346
(3-mo. EURIBOR + 2.80%), 6.00% ,
06/14/28
(b)
.............. 7,150 8,127,884
(3-mo. EURIBOR + 2.35%), 4.88% ,
01/17/30
(b)
.............. 9,225 10,236,552
(5-Year EUR Swap Annual +
3.80%), 3.25% , 01/14/31
(b)
... 10,700 11,211,144
(5-Year EUR Swap Annual +
3.17%), 2.88% , 06/29/31
(b)
... 3,685 3,806,601
(5-Year EUR Swap Annual +
3.40%), 3.38% , 01/19/32
(b)
... 6,650 6,885,297
Cedacri Mergeco SpA
(b)(d)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 8.53% , 05/15/28 .... 1,281 1,383,345
(3-mo. EURIBOR + 5.50%), 9.40% ,
05/15/28 ............... 4,182 4,517,390
Cerved Group SpA , (3-mo. EURIBOR
at 5.25% Floor + 5.25%), 9.19%
,
02/15/29
(b) (d)
............... 2,944 3,061,349
Davide Campari-Milano NV , 2.38%
,
01/17/29
(d) (n)
............... 9,200 10,192,920
doValue SpA , 3.38%
,
07/31/26
(d)
... 5,415 5,140,936
Enel Finance International NV , 3.38%
,
07/23/28
(d)
................ 8,550 9,240,051
Engineering - Ingegneria Informatica -
SpA , 11.13%
,
05/15/28
(d)
....... 11,944 13,852,218
Eni SpA
(d)
Series NC5. , (5-Year EUR Swap
Annual + 3.17%), 2.63%
(b) (o)
... 34,200 35,725,643
Series NC9 , (5-Year EUR Swap
Annual + 2.77%), 2.75%
(b) (o)
... 26,000 24,700,469
4.25% , 05/19/33 ............ 14,230 16,014,814
3.88% , 01/15/34 ............ 9,370 10,223,034
Fiber Bidco SpA
(d)
11.00% , 10/25/27 ........... 8,972 10,503,356
(3-mo. EURIBOR + 4.00%), 7.89% ,
01/15/30
(b)
.............. 4,326 4,684,945
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27
(d)
........... 5,703 5,924,786
Iccrea Banca SpA , 4.00%
,
11/08/27
(d)
33,040 36,251,315
IMA Industria Macchine Automatiche
SpA , 3.75%
,
01/15/28
(d)
....... 7,872 8,019,663
Infrastrutture Wireless Italiane SpA
(d)
1.63% , 10/21/28 ............ 12,405 12,373,645
1.75% , 04/19/31 ............ 6,226 5,992,715
Security
Par (000)
Par (000) Value
Italy (continued)
Intesa Sanpaolo SpA
5.02% , 06/26/24
(a)
........... USD 6,100 $ 6,079,851
(5-Year EUR Swap Annual +
6.07%), 5.88%
(b) (d) (o)
........ EUR 5,555 5,963,047
1.63% , 04/21/25
(d)
........... 6,800 7,174,740
5.71% , 01/15/26
(a)
........... USD 525 520,436
0.63% , 02/24/26
(d)
........... EUR 7,000 7,118,136
(5-Year EUR Swap Annual +
7.19%), 7.75%
(b) (d) (o)
........ 1,100 1,228,855
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(b) (d) (o)
........ 4,150 4,994,302
5.15% , 06/10/30
(d)
........... GBP 16,909 19,954,057
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.60%), 4.20% , 06/01/32
(a) (b)
.. USD 225 188,110
8.51% , 09/20/32
(d)
........... GBP 821 1,153,408
Lottomatica SpA
(b)(d)
(3-mo. EURIBOR + 4.13%), 8.07% ,
06/01/28 ............... EUR 8,198 8,921,801
(3-mo. EURIBOR + 4.00%), 7.94% ,
12/15/30 ............... 6,167 6,736,434
Nexi SpA , 0.00%
,
02/24/28
(d) (m) (n)
.... 20,500 18,963,514
Rekeep SpA , 7.25%
,
02/01/26
(d)
.... 12,197 11,818,648
Rossini SARL
(d)
6.75% , 10/30/25 ............ 16,810 18,135,469
(3-mo. EURIBOR at 3.88% Floor +
3.88%), 7.76% , 10/30/25
(b)
... 1,558 1,680,848
Snam SpA , 3.38%
,
02/19/28
(d)
..... 4,140 4,466,305
Taurus Law 130 Securities SRL ,
(Acquired 07/14/23 , cost
$ 22,430,009 ) , (3-mo. EURIBOR +
3.25%), 7.17%
,
08/22/27
(b) (c) (i)
.... 20,682 21,626,932
Telecom Italia Capital SA
6.38% , 11/15/33 ............ USD 565 534,526
6.00% , 09/30/34 ............ 5,119 4,682,112
7.20% , 07/18/36 ............ 11,146 10,879,557
7.72% , 06/04/38 ............ 1,382 1,384,348
Telecom Italia SpA
(d)
4.00% , 04/11/24 ............ EUR 2,555 2,753,705
2.75% , 04/15/25 ............ 1,975 2,077,546
3.00% , 09/30/25 ............ 600 628,732
2.88% , 01/28/26 ............ 1,100 1,148,084
6.88% , 02/15/28 ............ 10,353 11,798,950
7.88% , 07/31/28 ............ 13,324 15,758,296
1.63% , 01/18/29 ............ 5,945 5,509,217
5.25% , 03/17/55 ............ 800 772,008
UniCredit SpA
(b)
(5-Year EUR Swap Annual +
4.93%), 5.38%
(d) (o)
......... 2,200 2,340,502
(3-mo. EURIBOR + 2.55%), 2.20% ,
07/22/27
(d)
.............. 13,650 14,175,362
(3-mo. EURIBOR + 1.60%), 4.45% ,
02/16/29
(d)
.............. 5,275 5,802,271
(5-Year EUR Swap Annual +
2.40%), 2.00% , 09/23/29
(d)
... 200 212,652
(5-Year EUR Swap Annual +
2.80%), 2.73% , 01/15/32
(d)
... 800 818,840
(5-Year USD Swap Rate + 3.70%),
5.86% , 06/19/32
(a)
......... USD 375 366,187
(5-Year USD Swap Rate + 4.91%),
7.30% , 04/02/34
(a)
......... 9,675 9,943,325
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 5.46% , 06/30/35
(a)
... 200 187,811
604,728,551

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jamaica — 0.0%
Digicel Group Holdings Ltd. , 8.00%
,
04/01/25
(a) (f) (r)
............... USD 5,084 $ 1,169,208
Digicel Intermediate Holdings Ltd. ,
10.50%
,
( 10.50 % Cash or 10.50%
PIK), 05/25/27
(p)
............. 4,845 4,716,930
Digicel International Finance Ltd. ,
8.00%
,
12/31/26
(a) (f) (r)
......... 1,933 38,670
Digicel Midco Ltd. , 10.50%
,
11/25/28 . 3,179 2,487,438
8,412,246
Japan — 0.5%
Daiwa House Industry Co. Ltd. , 0.00%
,
03/30/29
(d) (m) (n)
.............. JPY 10,000 66,885
East Japan Railway Co. , 4.11%
,
02/22/43
(d)
................ EUR 18,567 20,982,721
Ibiden Co. Ltd. , 0.00%
,
03/14/31
(d) (m) (n)
JPY 1,010,000 7,362,498
INFRONEER Holdings, Inc. , 0.00%
,
03/30/29
(d) (m) (n)
.............. 720,000 4,879,715
JFE Holdings, Inc. , 0.00%
,
09/28/28
(d) (m)
2,170,000 15,710,926
Kansai Paint Co. Ltd.
(d)(m)(n)
0.00% , 03/08/29 ............ 10,000 67,292
0.00% , 03/07/31 ............ 10,000 65,795
Koei Tecmo Holdings Co. Ltd. , 0.00%
,
12/20/24
(d) (m) (n)
.............. 700,000 4,594,060
Mizuho Financial Group, Inc. , (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%),
3.26%
,
05/22/30
(b)
........... USD 15,000 13,691,640
Nissan Motor Co. Ltd.
2.65% , 03/17/26
(d)
........... EUR 3,940 4,141,503
4.81% , 09/17/30
(a)
........... USD 1,123 1,048,630
4.81% , 09/17/30
(d)
........... 10,000 9,337,760
Rohm Co. Ltd. , 0.00%
,
12/05/24
(d) (m) (n)
JPY 1,400,000 9,224,993
SoftBank Group Corp.
(d)
2.13% , 07/06/24 ............ EUR 21,715 23,192,955
4.50% , 04/20/25 ............ 689 742,302
4.75% , 07/30/25 ............ 5,081 5,495,341
3.13% , 09/19/25 ............ 4,788 5,032,263
4.00% , 07/06/26 ............ USD 2,879 2,724,254
2.88% , 01/06/27 ............ EUR 2,832 2,891,081
5.00% , 04/15/28 ............ 3,813 4,101,906
3.38% , 07/06/29 ............ 9,813 9,713,771
4.00% , 09/19/29 ............ 645 654,622
3.88% , 07/06/32 ............ 100 96,557
3.88% , 07/06/32 ............ 7,787 7,518,900
Sumitomo Life Insurance Co. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.84%),
5.88%
(a) (b) (o)
................ USD 5,533 5,511,271
Sumitomo Mitsui Financial Group, Inc. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.28%), 6.60%
(b) (o)
........... 29,073 29,109,894
Wessex Ltd. , 0.00%
,
09/19/30
(c) (d) (m)
.. JPY —
(q)
218,655
188,178,190
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(a)
.......... USD 7,053 7,181,153
10.38% , 03/31/29
(d)
.......... GBP 4,745 6,090,234
TER Finance Jersey Ltd. , Series 21 ,
0.00%
,
01/02/25
(a) (c) (m)
......... USD 50,000 47,103,455
60,374,842
Security
Par (000)
Par (000) Value
Kuwait — 0.0%
Ahli United Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.01%),
3.88%
(b) (d) (o)
................ USD 1,551 $ 1,432,736
MEGlobal BV
4.25% , 11/03/26
(d)
........... 3,853 3,701,288
2.63% , 04/28/28
(d)
........... 2,389 2,130,689
2.63% , 04/28/28
(a)
........... 5,577 4,973,987
MEGlobal Canada ULC , 5.88%
,
05/18/30
(d)
................ 1,500 1,514,063
13,752,763
Luxembourg — 0.5%
Adler Financing SARL , 12.50%
,
( 12.50 % Cash or 12.50 % PIK),
06/30/25
(d) (p)
............... EUR 13,265 14,943,012
Altice Financing SA
2.25% , 01/15/25
(d)
........... 4,861 4,987,320
9.63% , 07/15/27
(a)
........... USD 3,821 3,654,740
4.25% , 08/15/29
(d)
........... EUR 6,070 5,311,075
5.75% , 08/15/29
(a)
........... USD 4,628 3,708,145
Cidron Aida Finco SARL , 6.25%
,
04/01/28
(d)
................ GBP 8,608 10,401,930
Cullinan Holdco Scsp
(d)
4.63% , 10/15/26 ............ EUR 5,952 5,729,406
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.68% , 10/15/26
(b)
... 3,100 3,178,417
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(d)
................ 10,367 11,732,028
Garfunkelux Holdco 3 SA
(d)
6.75% , 11/01/25 ............ 12,730 9,659,228
7.75% , 11/01/25 ............ GBP 9,994 8,829,749
INEOS Finance plc , 6.38%
,
04/15/29
(d)
EUR 9,664 10,426,423
Intelsat Jackson Holdings SA , 6.50%
,
03/15/30
(a)
................ USD 3,550 3,298,197
Kleopatra Finco SARL
(d)
4.25% , 03/01/26 ............ EUR 3,034 2,762,607
4.25% , 03/01/26 ............ 2,422 2,205,351
Kleopatra Holdings 2 SCA , 6.50%
,
09/01/26
(d)
................ 3,369 1,911,824
Monitchem HoldCo 3 SA , 8.75%
,
05/01/28
(d)
................ 2,815 3,078,539
SES SA , (5-Year EUR Swap Annual +
3.19%), 2.88%
(b) (d) (o)
.......... 45,450 46,336,877
Summer BC Holdco B SARL , 5.75%
,
10/31/26
(d)
................ 6,306 6,667,164
Vivion Investments SARL
(d)
3.00% , 08/08/24 ............ 3,500 3,662,696
7.90% , ( 7.90 % Cash or 7.90 % PIK),
02/28/29
(p)
.............. 3,785 3,356,689
165,841,417
Macau — 0.2%
MGM China Holdings Ltd.
5.38% , 05/15/24
(a)
........... USD 327 326,183
5.25% , 06/18/25
(a)
........... 425 419,023
5.88% , 05/15/26
(a)
........... 327 322,504
5.88% , 05/15/26
(d)
........... 350 345,187
4.75% , 02/01/27
(a)
........... 400 380,222
4.75% , 02/01/27
(d)
........... 10,466 9,948,509
Sands China Ltd.
(e)
5.12% , 08/08/25 ............ 800 788,480
4.05% , 01/08/26 ............ 4,556 4,379,455
5.40% , 08/08/28 ............ 6,988 6,855,158
2.85% , 03/08/29 ............ 4,000 3,467,280
4.62% , 06/18/30 ............ 1,750 1,601,399

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Macau (continued)
Studio City Co. Ltd. , 7.00%
,
02/15/27
(d)
USD 6,000 $ 6,005,625
Studio City Finance Ltd.
6.00% , 07/15/25
(a)
........... 225 221,344
6.00% , 07/15/25
(d)
........... 500 491,875
6.50% , 01/15/28
(a)
........... 650 618,312
5.00% , 01/15/29
(a)
........... 4,000 3,515,000
5.00% , 01/15/29
(d)
........... 5,000 4,393,750
Wynn Macau Ltd.
4.88% , 10/01/24
(a)
........... 747 740,464
4.88% , 10/01/24
(d)
........... 200 198,250
5.50% , 01/15/26
(a)
........... 3,947 3,832,261
5.50% , 01/15/26
(d)
........... 1,700 1,650,581
5.63% , 08/26/28
(a)
........... 600 568,125
5.63% , 08/26/28
(d)
........... 10,003 9,471,591
4.50% , 03/07/29
(a) (n)
.......... 17,667 18,735,853
5.13% , 12/15/29
(a)
........... 2,100 1,912,312
81,188,743
Malaysia — 0.1%
(d)
Khazanah Capital Ltd. , 4.88%
,
06/01/33 3,540 3,489,113
Petronas Capital Ltd. , 3.50%
,
03/18/25 10,000 9,810,100
TNB Global Ventures Capital Bhd ,
3.24%
,
10/19/26 ............ 7,000 6,650,000
TNB Global Ventures Capital Bhd. ,
4.85%
,
11/01/28 ............ 1,250 1,237,109
21,186,322
Mexico — 0.1%
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a) (b) (o)
................ 3,645 3,467,306
Braskem Idesa SAPI , 6.99%
,
02/20/32
(a)
................ 9,936 7,666,618
Food Service Project SA , 5.50%
,
01/21/27
(d)
................ EUR 4,287 4,601,905
Gruma SAB de CV , 4.88%
,
12/01/24
(d)
USD 7,000 6,945,312
Grupo Posadas SAB de CV , 7.00%
,
12/30/27
(d) (e)
............... 11,058 10,218,355
Metalsa SA de CV , 3.75%
,
05/04/31
(d)
4,661 3,766,671
Trust Fibra Uno , 4.87%
,
01/15/30
(d)
.. 3,189 2,833,227
39,499,394
Netherlands — 1.0%
ABN AMRO Bank NV
(d)
4.38% , 10/20/28 ............ EUR 32,300 36,028,163
(5-Year EUR Swap Annual +
4.24%), 6.88%
(b) (o)
......... 4,600 5,123,006
Boels Topholding BV , 6.25%
,
02/15/29
(d)
3,652 4,058,159
Cooperatieve Rabobank UA
(b)(d)
(5-Year EUR Swap Annual +
4.68%), 4.38%
(o)
.......... 5,800 5,975,938
(GUKG1 + 1.05%), 1.88% , 07/12/28 GBP 3,300 3,779,799
(5-Year EUR Swap Annual +
1.95%), 3.88% , 11/30/32 ..... EUR 8,300 8,901,498
IMCD NV
(d)
2.13% , 03/31/27 ............ 6,945 7,105,350
4.88% , 09/18/28 ............ 22,370 25,028,276
ING Groep NV
(5-Year USD Swap Semi + 4.45%),
6.50%
(b) (o)
............... USD 800 790,063
3.00% , 02/18/26
(d)
........... GBP 12,300 14,943,520
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.34%), 5.75%
(b) (o)
......... USD 5,930 5,645,637
Security
Par (000)
Par (000) Value
Netherlands (continued)
(3-mo. EURIBOR + 0.85%), 1.25% ,
02/16/27
(b) (d)
............. EUR 34,100 $ 35,077,224
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(b) (o)
......... USD 11,690 9,771,667
(3-mo. EURIBOR + 1.85%), 4.88% ,
11/14/27
(b) (d)
............. EUR 12,000 13,327,207
(3-mo. EURIBOR + 1.72%), 3.88% ,
08/12/29
(b) (d)
............. 13,000 14,101,683
(5-Year EUR Swap Annual +
1.35%), 2.00% , 03/22/30
(b) (d)
.. 8,400 8,847,689
JDE Peet's NV
(d)
0.63% , 02/09/28 ............ 7,500 7,228,139
4.50% , 01/23/34 ............ 16,000 17,922,236
Koninklijke KPN NV , (5-Year EUR Swap
Annual + 2.34%), 2.00%
(b) (d) (o)
.... 6,200 6,546,731
Louis Dreyfus Co. Finance BV , 2.38%
,
11/27/25
(d)
................ 3,992 4,201,029
Pluxee NV , 3.50%
,
09/04/28
(d)
..... 21,800 23,509,255
Q-Park Holding I BV
(d)
(3-mo. EURIBOR at 2.00% Floor +
2.00%), 5.94% , 03/01/26
(b)
... 3,412 3,685,343
2.00% , 03/01/27 ............ 1,488 1,505,798
5.13% , 03/01/29 ............ 3,678 4,007,246
REWE International Finance BV ,
4.88%
,
09/13/30
(d)
........... 6,700 7,644,934
Titan Holdings II BV , 5.13%
,
07/15/29
(d)
6,200 5,952,345
Trivium Packaging Finance BV
3.75% , 08/15/26
(d) (e)
.......... 1,106 1,154,229
5.50% , 08/15/26
(a) (e)
.......... USD 5,328 5,253,288
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.65% , 08/15/26
(b) (d)
.. EUR 1,483 1,592,917
8.50% , 08/15/27
(a) (e)
.......... USD 2,231 2,203,171
UPCB Finance VII Ltd. , 3.63%
,
06/15/29
(d)
................ EUR 4,450 4,549,316
Viterra Finance BV
(d)
0.38% , 09/24/25 ............ 13,300 13,589,403
1.00% , 09/24/28 ............ 15,131 14,533,426
VZ Secured Financing BV
3.50% , 01/15/32
(d)
........... 2,030 1,918,143
5.00% , 01/15/32
(a)
........... USD 3,700 3,176,832
VZ Vendor Financing II BV , 2.88%
,
01/15/29
(d)
................ EUR 16,609 15,454,953
Ziggo BV
2.88% , 01/15/30
(d)
........... 2,701 2,570,008
4.88% , 01/15/30
(a)
........... USD 625 561,085
347,264,706
New Zealand — 0.0%
Chorus Ltd. , 3.63%
,
09/07/29
(d)
.... EUR 7,900 8,535,768
Nigeria — 0.0%
IHS Holding Ltd. , 6.25%
,
11/29/28
(a)
. USD 3,371 2,961,213
Norway — 0.0%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b) (d)
............... EUR 6,960 8,072,226
Peru — 0.0%
Inkia Energy Ltd. , 5.88%
,
11/09/27
(d)
. USD 696 679,783
Intercorp Peru Ltd. , 3.88%
,
08/15/29
(a)
2,971 2,614,480
3,294,263

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Philippines — 0.1%
(d)
Globe Telecom, Inc. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 5.53%),
4.20%
(b) (o)
................. USD 8,000 $ 7,685,000
Metropolitan Bank & Trust Co. , 5.38%
,
03/06/29 ................. 8,020 8,036,040
Petron Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 7.57%), 5.95%
(b) (o)
.......... 10,000 9,621,875
Rizal Commercial Banking Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.24%), 6.50%
(b) (o)
......... 6,000 5,896,875
5.50% , 01/18/29 ............ 4,995 5,024,970
Royal Capital BV , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 7.40%), 5.00%
(b) (o)
.... 8,000 7,877,500
44,142,260
Portugal — 0.1%
(d)
Banco Espirito Santo SA
(f)(r)
2.63% , 05/08/17 ............ EUR 6,100 1,842,676
4.75% , 01/15/18 ............ 15,500 4,682,209
4.00% , 01/21/25 ............ 19,000 5,739,482
EDP - Energias de Portugal SA
(b)
(5-Year EUR Swap Annual +
1.84%), 1.70% , 07/20/80 .... 13,300 13,775,905
(5-Year EUR Swap Annual +
2.38%), 1.88% , 08/02/81 .... 6,000 6,068,531
EDP Finance BV , 3.88%
,
03/11/30 .. 6,900 7,602,474
EDP Servicios Financieros Espana SA ,
3.50%
,
07/16/30 ............ 9,670 10,418,813
50,130,090
Romania — 0.1%
RCS & RDS SA
(d)
2.50% , 02/05/25 ............ 5,400 5,686,030
3.25% , 02/05/28 ............ 11,200 11,250,472
16,936,502
Saudi Arabia — 0.1%
Alinma Tier 1 Sukuk Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%),
6.50%
(b) (d) (o)
................ USD 7,670 7,741,944
EIG Pearl Holdings SARL
(a)
3.55% , 08/31/36 ............ 3,348 2,859,401
4.39% , 11/30/46 ............ 2,474 1,933,382
Gaci First Investment Co. , 5.13%
,
02/14/53
(d)
................ 4,128 3,581,040
16,115,767
Singapore — 0.2%
(d)
DBS Bank Ltd. , 3.21%
,
08/19/26 ... EUR 21,840 23,541,302
DBS Group Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.92%),
3.30%
(b) (o)
................. USD 9,332 9,098,700
Oversea-Chinese Banking Corp. Ltd. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.58%), 1.83%
,
09/10/30
(b)
..... 8,000 7,562,500
Puma International Financing SA ,
5.00%
,
01/24/26 ............ 22,684 21,989,302
ST Engineering RHQ Ltd. , 1.50%
,
04/29/25 ................. 10,000 9,590,625
Security
Par (000)
Par (000) Value
Singapore (continued)
STT GDC Pte. Ltd. , (SDSOA6 +
3.98%), 5.70%
(b) (o)
........... SGD 4,250 $ 3,257,337
United Overseas Bank Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.23%), 2.00%
,
10/14/31
(b)
................ USD 8,000 7,325,920
82,365,686
Slovenia — 0.1%
(d)
Summer BidCo BV , 10.00%
,
02/15/29 EUR 1,543 1,685,457
United Group BV
3.13% , 02/15/26 ............ 5,001 5,168,186
4.00% , 11/15/27 ............ 4,978 5,111,656
4.63% , 08/15/28 ............ 2,108 2,169,602
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 8.13% , 02/01/29
(b)
... 2,784 3,007,273
6.75% , 02/15/31 ............ 562 619,962
(3-mo. EURIBOR + 4.25%), 8.13% ,
02/15/31
(b)
.............. 5,618 6,060,979
23,823,115
South Africa — 0.2%
Anglo American Capital plc
(d)
1.63% , 09/18/25 ............ 11,800 12,344,952
4.50% , 09/15/28 ............ 3,360 3,748,727
5.00% , 03/15/31 ............ 20,030 22,931,859
4.13% , 03/15/32 ............ 9,120 9,862,431
4.75% , 09/21/32 ............ 16,250 18,362,998
Sasol Financing USA LLC
4.38% , 09/18/26 ............ USD 1,377 1,294,380
6.50% , 09/27/28 ............ 5,051 4,811,078
8.75% , 05/03/29
(a)
........... 4,367 4,444,787
77,801,212
South Korea — 0.5%
GS Caltex Corp. , 3.00%
,
06/04/24
(d)
. 545 541,839
Hana Bank
(d)
4.38% , 09/30/24 ............ 10,000 9,911,000
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.41%), 3.50%
(b) (o)
......... 4,000 3,746,250
Hanwha Life Insurance Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
3.38%
,
02/04/32
(b) (d)
.......... 9,000 8,344,687
Hyundai Assan Otomotiv Sanayi ve
Ticaret A/S , 1.63%
,
07/12/26
(d)
... 1,260 1,146,994
Hyundai Capital Services, Inc.
(d)
5.13% , 02/05/27 ............ 6,725 6,670,359
5.13% , 02/05/29 ............ 6,075 6,014,250
KB Capital Co. Ltd. , 1.50%
,
10/28/25
(d)
7,427 6,918,715
KB Kookmin Card Co. Ltd. , 4.00%
,
06/09/25
(d)
................ 10,000 9,800,000
Kodit Global 2022 The 1st
Securitization Specialty Co. Ltd. ,
3.62%
,
05/27/25
(d)
........... 8,698 8,516,386
Kookmin Bank , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.64%), 4.35%
(b) (d) (o)
... 10,000 9,920,000
Korea East-West Power Co. Ltd.
(d)
1.75% , 05/06/25 ............ 8,862 8,518,598
3.60% , 05/06/25 ............ 5,405 5,298,589
Korea Southern Power Co. Ltd. , 5.38%
,
09/21/26
(d)
................ 10,000 10,025,000
Korea Western Power Co. Ltd. , 4.13%
,
06/28/25
(d)
................ 1,163 1,143,374

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
Korean Air Lines Co. Ltd. , 4.75%
,
09/23/25
(d)
................ USD 500 $ 495,550
KT Corp. , 4.00%
,
08/08/25
(d)
...... 7,326 7,193,216
LOTTE Property & Development Co.
Ltd. , 4.50%
,
08/01/25
(d)
........ 1,845 1,816,753
POSCO
5.63% , 01/17/26
(a)
........... 2,319 2,323,348
5.63% , 01/17/26
(d)
........... 200 200,375
4.88% , 01/23/27
(d)
........... 4,860 4,796,212
5.75% , 01/17/28
(a)
........... 2,511 2,544,742
5.75% , 01/17/28
(d)
........... 200 202,687
5.88% , 01/17/33
(a)
........... 602 622,694
Shinhan Bank Co. Ltd.
(d)
3.88% , 03/24/26 ............ 10,000 9,651,460
3.75% , 09/20/27 ............ 10,000 9,440,625
Shinhan Card Co. Ltd. , 2.50%
,
01/27/27
(d)
................ 3,445 3,176,936
Shinhan Financial Group Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b) (d) (o)
................ 1,229 1,139,941
SK Battery America, Inc. , 4.88%
,
01/23/27
(d)
................ 4,570 4,526,128
SK Broadband Co. Ltd. , 4.88%
,
06/28/28
(d)
................ 570 563,944
SK Hynix, Inc.
(d)
6.25% , 01/17/26 ............ 800 808,250
5.50% , 01/16/27 ............ 5,000 4,996,875
6.38% , 01/17/28 ............ 1,250 1,284,765
5.50% , 01/16/29 ............ 4,490 4,478,775
6.50% , 01/17/33 ............ 500 532,969
SK On Co. Ltd. , 5.38%
,
05/11/26
(d)
.. 645 645,605
Tongyang Life Insurance Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.98%),
5.25%
(b) (d) (o)
................ 10,000 9,628,125
Woori Bank , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.66%), 4.25%
(b) (d) (o)
......... 10,000 9,862,500
Woori Card Co. Ltd. , 1.75%
,
03/23/26
(d)
5,476 5,060,153
182,508,669
Spain — 1.5%
Abertis Infraestructuras Finance BV
(b)
(d)(o)
(5-Year EUR Swap Annual +
3.69%), 3.25% ........... EUR 200 208,755
(5-Year EUR Swap Annual +
3.69%), 3.25% ........... 9,900 10,333,367
Amadeus IT Group SA , 3.50%
,
03/21/29
(d)
................ 7,000 7,595,751
Banco Bilbao Vizcaya Argentaria SA
(b)(d)
(3-mo. EURIBOR + 0.67%), 4.13% ,
05/10/26 ............... 6,400 6,921,280
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.88% , 02/08/36 .... 10,900 11,854,928
Banco de Credito Social Cooperativo
SA , (1-Year EUR Swap Annual +
2.15%), 1.75%
,
03/09/28
(b) (d)
.... 4,200 4,173,407
Banco de Sabadell SA
(b)(d)
(1-Year EUR Swap Annual +
2.40%), 5.25% , 02/07/29 .... 2,400 2,689,376
(1-Year EURIBOR ICE Swap Rate +
2.40%), 5.50% , 09/08/29 .... 3,500 3,976,759
Security
Par (000)
Par (000) Value
Spain (continued)
(1-Year EUR Swap Annual +
1.60%), 4.00% , 01/15/30 .... EUR 16,800 $ 18,366,463
(5-Year EUR Swap Annual +
2.20%), 2.00% , 01/17/30 .... 3,500 3,679,990
(5-Year EUR Swap Annual +
2.95%), 2.50% , 04/15/31 .... 6,300 6,469,831
(5-Year EUR Swap Annual +
3.15%), 6.00% , 08/16/33 .... 3,800 4,224,127
Banco Santander SA
(b)(d)
(5-Year EUR Swap Annual +
4.10%), 4.75%
(o)
.......... 1,600 1,651,514
(5-Year EUR Swap Annual +
4.53%), 4.38%
(o)
.......... 4,600 4,645,235
(1-Year EUR Swap Annual +
1.05%), 3.63% , 09/27/26 .... 32,900 35,402,164
(GUKG1 + 1.80%), 3.13% , 10/06/26 GBP 11,200 13,629,047
(1-Year EUR Swap Annual +
1.25%), 4.63% , 10/18/27 .... EUR 27,700 30,385,900
(1-Year EUR Swap Annual +
0.95%), 3.50% , 01/09/28 .... 21,500 23,067,794
(1-Year EUR Swap Annual +
1.15%), 3.50% , 01/09/30 .... 20,000 21,480,551
(5-Year EURIBOR ICE Swap Rate +
2.50%), 5.00% , 04/22/34 .... 13,000 14,309,057
Bankinter SA
(b)(d)
(5-Year EUR Swap Annual +
6.71%), 6.25%
(o)
.......... 3,200 3,431,019
(5-Year EURIBOR ICE Swap Rate +
2.35%), 5.00% , 06/25/34 .... 4,400 4,747,035
CaixaBank SA
(b)(d)
(5-Year EUR Swap Annual +
4.50%), 5.25%
(o)
.......... 4,800 4,951,082
(5-Year EUR Swap Annual +
6.35%), 5.88%
(o)
.......... 4,800 5,087,857
(5-Year EUR Swap Annual +
1.68%), 2.25% , 04/17/30 .... 13,400 14,092,024
Cellnex Finance Co. SA
1.00% , 09/15/27
(d)
........... 4,800 4,739,977
1.50% , 06/08/28
(d)
........... 6,700 6,638,365
2.00% , 02/15/33
(d)
........... 8,000 7,484,802
3.88% , 07/07/41
(a)
........... USD 600 470,937
Cellnex Telecom SA
(d)
1.88% , 06/26/29 ............ EUR 3,400 3,362,127
2.13% , 08/11/30
(n)
........... 12,600 13,915,649
1.75% , 10/23/30 ............ 5,000 4,799,642
0.75% , 11/20/31
(n)
........... 19,700 18,157,736
Cirsa Finance International SARL
(d)
10.38% , 11/30/27 ........... 257 299,217
7.88% , 07/31/28 ............ 3,507 4,001,102
(3-mo. EURIBOR + 4.50%), 8.41% ,
07/31/28
(b)
.............. 5,988 6,573,207
6.50% , 03/15/29 ............ 3,078 3,397,362
Deutsche Bank AG , 3.63%
,
11/23/26
(d)
39,400 42,827,871
Grifols SA , 3.20%
,
05/01/25
(d)
..... 6,136 6,090,979
Grupo Antolin-Irausa SA , 3.50%
,
04/30/28
(d)
................ 2,296 1,963,321
Kaixo Bondco Telecom SA , 5.13%
,
09/30/29
(d)
................ 3,163 3,299,650
Lorca Telecom Bondco SA , 4.00%
,
09/18/27
(d)
................ 7,472 7,808,724
Natural Foods , (6-mo. EURIBOR +
6.75%), 10.62%
,
10/13/29
(b) (c)
... 21,501 22,964,497
Naturgy Finance BV
(b)(d)(o)
(9-Year EUR Swap Annual +
3.08%), 3.38% ........... 3,700 3,981,766

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
(5-Year EUR Swap Annual +
2.44%), 2.37% ........... EUR 5,200 $ 5,231,231
Repsol International Finance BV
(d)
2.00% , 12/15/25 ............ 2,400 2,523,406
(5-Year EUR Swap Annual +
4.00%), 3.75%
(b) (o)
......... 2,029 2,145,469
(5-Year EUR Swap Annual +
2.77%), 2.50%
(b) (o)
......... 31,425 31,867,198
(5-Year EUR Swap Annual +
4.41%), 4.25%
(b) (o)
......... 3,323 3,522,281
Telefonica Emisiones SA
(d)
5.38% , 02/02/26 ............ GBP 27,294 34,610,275
3.70% , 01/24/32 ............ EUR 15,300 16,644,267
Telefonica Europe BV
(b)(d)(o)
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 13,600 14,370,931
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 15,000 16,770,993
(8-Year EUR Swap Annual +
3.62%), 6.75% ........... 400 467,142
(EUAMDB08 + 3.12%), 5.75% .. 10,200 11,131,920
559,436,357
Sweden — 0.3%
Balder Finland OYJ , 1.00%
,
01/20/29
(d)
4,323 3,791,678
Fastighets AB Balder , 1.13%
,
01/29/27
(d)
................ 2,171 2,097,220
Heimstaden Bostad AB
(d)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(b) (o)
......... 3,300 2,563,348
1.13% , 01/21/26 ............ 800 776,478
(5-Year EUR Swap Annual +
3.15%), 2.63%
(b) (o)
......... 9,577 6,188,832
Heimstaden Bostad Treasury BV
(d)
0.63% , 07/24/25 ............ 800 794,120
1.38% , 03/03/27 ............ 4,416 4,043,759
1.00% , 04/13/28 ............ 2,600 2,197,601
Intrum AB
(d)
3.50% , 07/15/26 ............ 350 243,551
3.00% , 09/15/27 ............ 6,465 4,045,531
9.25% , 03/15/28 ............ 1,440 995,511
Stena International SA
(a)
7.25% , 01/15/31 ............ USD 11,575 11,545,518
7.63% , 02/15/31 ............ 3,200 3,238,525
Svenska Handelsbanken AB , (3-mo.
EURIBOR + 0.45%), 4.39%
,
03/08/27
(b) (d)
............... EUR 24,700 26,650,580
Swedbank AB , (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b) (d)
.......... GBP 3,266 3,735,670
Verisure Holding AB
(d)
3.88% , 07/15/26 ............ EUR 5,079 5,388,377
9.25% , 10/15/27 ............ 1,230 1,418,216
7.13% , 02/01/28 ............ 1,800 2,024,190
Volvo Treasury AB
(d)
2.63% , 02/20/26 ............ 10,134 10,735,505
4.75% , 06/15/26 ............ GBP 13,460 16,896,929
3.63% , 05/25/27 ............ EUR 8,730 9,474,569
118,845,708
Switzerland — 1.1%
Argentum Netherlands BV , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.76%),
5.52%
(b) (d) (o)
................ USD 13,101 12,740,224
Credit Suisse AG
7.95% , 01/09/25 ............ 10,000 10,165,795
Security
Par (000)
Par (000) Value
Switzerland (continued)
3.70% , 02/21/25 ............ USD 23,000 $ 22,606,301
2.95% , 04/09/25 ............ 8,000 7,788,525
1.25% , 08/07/26 ............ 12,000 10,932,998
5.00% , 07/09/27 ............ 8,000 7,927,092
0.25% , 09/01/28
(d)
........... EUR 27,677 25,992,488
Credit Suisse Group AG , (5-Year USD
Swap Semi + 3.46%), 6.25%
(a) (b) (f) (o) (r)
USD 200 22,000
Julius Baer Group Ltd. , (5-Year EUR
Swap Annual + 3.85%), 6.63%
(b) (d) (o)
EUR 4,058 4,214,500
UBS AG
5.13% , 05/15/24
(d)
........... USD 21,403 21,349,491
5.65% , 09/11/28 ............ 12,000 12,283,937
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(b) (d) (o)
.............. 8,900 8,880,420
(5-Year USD Swap Semi + 4.59%),
6.88%
(b) (d) (o)
.............. 2,829 2,797,174
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(b) (d) (o)
........ 2,302 2,102,320
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(b) (d) (o)
........ 7,974 7,575,300
(1-Year EUR Swap Annual +
1.60%), 2.13% , 10/13/26
(b) (d)
.. EUR 31,600 33,184,822
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a) (b) (o)
........ USD 1,833 1,683,092
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(b) (d) (o)
........ 2,275 2,088,944
(1-Year EURIBOR ICE Swap Rate +
0.77%), 0.65% , 01/14/28
(b) (d)
.. EUR 14,900 14,749,332
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a) (b) (o)
........ USD 9,622 10,425,196
(3-mo. LIBOR USD + 1.41%),
3.87% , 01/12/29
(a) (b)
........ 8,748 8,272,396
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75% , 03/01/29
(b) (d)
.. EUR 13,500 16,605,832
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.31%), 4.38%
(a) (b) (o)
........ USD 39,150 32,193,879
(1-Year EUR Swap Annual +
1.95%), 2.88% , 04/02/32
(b) (d)
.. EUR 61,000 61,705,948
0.63% , 01/18/33
(d)
........... 15,000 12,318,245
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.76%), 9.25%
(a) (b) (o)
........ USD 26,051 29,399,517
UBS Switzerland AG , 3.30%
,
03/05/29
(d)
................ EUR 16,150 17,621,776
VistaJet Malta Finance plc
(a)
9.50% , 06/01/28 ............ USD 2,150 1,828,173
6.38% , 02/01/30 ............ 300 221,137
399,676,854
Thailand — 0.2%
Bangkok Bank PCL
5.30% , 09/21/28
(a)
........... 7,347 7,374,404
5.30% , 09/21/28
(d)
........... 10,000 10,037,300
5.50% , 09/21/33
(a)
........... 7,352 7,412,287
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73% , 09/25/34
(b) (d)
.. 8,577 7,634,130

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Thailand (continued)
Krung Thai Bank PCL , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%),
4.40%
(b) (d) (o)
................ USD 7,980 $ 7,571,025
Minor International PCL , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 7.92%),
2.70%
(b) (d) (o)
................ 5,300 4,954,069
Thaioil Treasury Center Co. Ltd. ,
3.75%
,
06/18/50
(d)
........... 2,145 1,531,664
TMBThanachart Bank PCL , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.26%),
4.90%
(b) (d) (o)
................ 8,067 7,966,163
54,481,042
Turkey — 0.0%
Turkish Airlines Pass-Through Trust ,
Series 2015-1 , Class A , 4.20%
,
03/15/27
(a)
................ 3,737 3,524,248
Ukraine — 0.2%
Metinvest BV
8.50% , 04/23/26
(d)
........... 5,516 4,412,800
8.50% , 04/23/26
(a)
........... 1,200 960,000
7.65% , 10/01/27
(d)
........... 5,678 4,059,770
MHP Lux SA , 6.25%
,
09/19/29
(d)
.... 13,826 9,894,231
NAK Naftogaz Ukraine
(f)(r)
7.13% , 07/19/26
(d)
........... EUR 19,399 12,661,810
7.63% , 11/08/28
(a)
........... USD 20,601 12,463,605
VF Ukraine PAT , 6.20%
,
02/11/25
(d)
.. 13,208 10,896,600
55,348,816
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(b) (d) (o)
................ 3,173 3,400,980
Abu Dhabi National Energy Co. PJSC ,
4.70%
,
04/24/33
(a)
........... 915 894,412
Aldar Investment Properties Sukuk Ltd. ,
4.88%
,
05/24/33
(d)
........... 5,600 5,458,600
Alpha Star Holding VIII Ltd. , 8.38%
,
04/12/27
(d)
................ 7,000 7,179,375
DAE Funding LLC
(d)
1.55% , 08/01/24 ............ 2,021 1,991,317
2.63% , 03/20/25 ............ 3,914 3,791,687
DIB Sukuk Ltd. , 5.24%
,
03/04/29
(d)
.. 8,000 7,979,680
DP World Salaam , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b) (d) (o)
... 5,807 5,796,112
GEMS MENASA Cayman Ltd.
7.13% , 07/31/26
(a)
........... 4,906 4,910,121
7.13% , 07/31/26
(d)
........... 2,106 2,107,769
MAF Global Securities Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.54%),
6.38%
(b) (d) (o)
................ 3,127 3,125,046
MDGH GMTN RSC Ltd. , 4.38%
,
11/22/33
(a)
................ 4,100 3,900,125
Shelf Drilling Holdings Ltd. , 9.63%
,
04/15/29
(a)
................ 23,230 22,416,950
Shelf Drilling North Sea Holdings Ltd. ,
10.25%
,
10/31/25
(a)
.......... 7,620 7,658,100
80,610,274
Security
Par (000)
Par (000) Value
United Kingdom — 3.9%
10x Future Technologies Services
Ltd. , (Acquired 12/19/23 , cost
$ 5,977,672 ) , 15.00%
,
06/19/26
(c) (i)
GBP 4,838 $ 6,166,794
AA Bond Co. Ltd. , 6.27%
,
07/31/25
(d)
. 4,196 5,304,762
Ardonagh Finco Ltd. , 6.88%
,
02/15/31
(d)
EUR 14,152 15,038,867
Avianca Midco 2 plc , 9.00%
,
12/01/28
(a)
USD 7,118 6,844,699
Babcock International Group plc
(d)
1.88% , 10/05/26 ............ GBP 9,600 11,155,348
1.38% , 09/13/27 ............ EUR 2,000 1,988,877
Barclays plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.67%), 8.00%
(b) (o)
......... USD 8,741 8,718,084
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.58%),
7.13%
(b) (o)
............... GBP 4,642 5,759,299
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.87%), 6.13%
(b) (o)
......... USD 1,541 1,487,266
3.00% , 05/08/26
(d)
........... GBP 3,266 3,936,461
3.25% , 02/12/27
(d)
........... 3,266 3,898,628
(1-day SOFR + 1.49%), 5.67% ,
03/12/28
(b)
.............. USD 15,000 15,053,357
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b) (o)
......... 20,096 16,474,472
(USISSO05 + 5.78%), 9.63%
(b) (o)
. 57,930 61,429,088
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.75%),
3.75% , 11/22/30
(b) (d)
........ GBP 5,000 6,052,653
(5-Year EUR Swap Annual +
1.55%), 1.13% , 03/22/31
(b) (d)
.. EUR 8,900 8,928,028
(1-Year EUR Swap Annual +
2.55%), 5.26% , 01/29/34
(b) (d)
.. 21,000 24,435,014
BCP V Modular Services Finance II
plc
(d)
4.75% , 11/30/28 ............ 2,888 2,913,197
6.13% , 11/30/28 ............ GBP 1,200 1,389,627
Bellis Acquisition Co. plc
(d)
3.25% , 02/16/26 ............ 11,266 13,406,972
4.50% , 02/16/26 ............ 24,444 29,695,045
BG Energy Capital plc
(d)
5.13% , 12/01/25 ............ 5,989 7,571,686
2.25% , 11/21/29 ............ EUR 10,960 11,157,784
BP Capital Markets plc
(b)(o)
(5-Year EUR Swap Annual +
3.52%), 3.25%
(d)
.......... 40,442 42,444,965
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.15%), 6.45% ........... USD 21,355 22,115,003
British Telecommunications plc
1.75% , 03/10/26
(d)
........... EUR 6,843 7,129,570
5.75% , 12/07/28
(d)
........... GBP 11,495 15,188,859
4.25% , 01/06/33
(d)
........... EUR 20,070 22,535,932
(5-Year EUR Swap Annual +
2.13%), 1.87% , 08/18/80
(b) (d)
.. 49,015 50,896,839
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(a) (b)
.. USD 4,700 4,428,095
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(b) (d)
.. 14,800 13,943,787
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88% , 11/23/81
(a) (b)
.. 3,600 3,198,655

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b) (d)
........ GBP 10,700 $ 14,397,956
Chanel Ceres plc , 0.50%
,
07/31/26
(d)
. EUR 3,518 3,523,006
Channel Link Enterprises Finance
plc
(b)(d)
Series A8 , (6-mo. EURIBOR +
5.90%), 2.71% , 06/30/50 .... 4,400 4,402,359
Series A5 , (Sterling Overnight
Index Average + 0.28%), 3.04% ,
06/30/50 ............... GBP 3,075 3,412,844
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(d)
........ 9,615 8,854,065
CK Hutchison International 23 Ltd. ,
4.88%
,
04/21/33
(d)
........... USD 965 956,556
Connect Finco SARL , 6.75%
,
10/01/26
(a)
................ 16,370 16,047,103
CPUK Finance Ltd.
(d)
3.59% , 08/28/25 ............ GBP 806 988,691
4.88% , 08/28/25 ............ 9,842 12,140,298
6.50% , 08/28/26 ............ 300 374,859
4.50% , 08/28/27 ............ 4,550 5,221,303
DS Smith plc , 4.50%
,
07/27/30
(d)
... EUR 13,820 15,568,060
EC Finance plc , 3.00%
,
10/15/26
(d)
.. 3,651 3,825,197
EnQuest plc , 11.63%
,
11/01/27
(a)
... USD 2,160 2,159,711
Galaxy Bidco Ltd. , 6.50%
,
07/31/26
(d)
GBP 21,930 27,253,247
Global Switch Finance BV , 1.38%
,
10/07/30
(d)
................ EUR 6,793 6,757,259
Heathrow Finance plc
(d)
5.75% , 03/03/25
(e)
........... GBP 1,486 1,866,177
3.88% , 03/01/27
(e)
........... 5,212 6,158,957
4.13% , 09/01/29
(e)
........... 1,956 2,256,121
6.63% , 03/01/31 ............ 3,897 4,864,494
HSBC Holdings plc
(b)
(BPISDS01 + 1.32%), 2.26% ,
11/13/26
(d)
.............. 35,500 42,664,672
(3-mo. EURIBOR + 1.45%), 3.02% ,
06/15/27
(d)
.............. EUR 21,000 22,300,153
(Sterling Overnight Index Average +
1.31%), 1.75% , 07/24/27 .... GBP 29,675 34,558,784
(5-Year EUR Swap Annual +
3.30%), 6.36% , 11/16/32
(d)
... EUR 7,700 8,866,116
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.30%), 6.21% ,
03/21/34
(d)
.............. AUD 4,190 2,759,531
INEOS Quattro Finance 2 plc
(d)
2.50% , 01/15/26 ............ EUR 100 104,334
8.50% , 03/15/29 ............ 11,714 13,309,972
Series APR , 8.50% , 03/15/29 ... 6,864 7,719,948
Informa plc
(d)
2.13% , 10/06/25 ............ 18,950 19,923,248
3.13% , 07/05/26 ............ GBP 24,147 29,091,341
International Consolidated Airlines
Group SA , 3.75%
,
03/25/29
(d)
... EUR 5,400 5,735,747
Intu Jersey 2 Ltd. , 2.88%
,
11/01/24
(d) (f) (n)
GBP 3,990 906,448
ITV plc , 1.38%
,
09/26/26
(d)
........ EUR 2,500 2,549,673
Jaguar Land Rover Automotive plc ,
4.50%
,
10/01/27
(a)
........... USD 550 519,998
Lloyds Banking Group plc
(5-Year USD Swap Semi + 4.76%),
7.50%
(b) (o)
............... 3,359 3,338,805
2.25% , 10/16/24
(d)
........... GBP 6,659 8,256,247
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b) (d) (o)
........ EUR 8,540 9,049,473
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(GUKG1 + 1.30%), 1.88% ,
01/15/26
(b) (d)
............. GBP 24,119 $ 29,568,725
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.91%), 8.00%
(b) (o)
......... USD 19,016 19,146,564
Market Bidco Finco plc , 5.50%
,
11/04/27
(d)
................ GBP 8,725 10,026,662
Metrocentre Finance plc , 8.75%
,
( 8.75 % Cash or 8.75 % PIK),
12/05/24
(p)
................ 1,108 706,373
Mitchells & Butlers Finance plc ,
Series D1 , (Sterling Overnight
Index Average + 2.36%), 7.56%
,
06/15/36
(b) (d)
............... 2,225 2,245,064
Mobico Group plc
(d)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b) (o)
............... 5,138 5,928,650
4.88% , 09/26/31 ............ EUR 11,046 11,791,849
Motability Operations Group plc
(d)
0.13% , 07/20/28 ............ 6,809 6,403,970
3.63% , 07/24/29 ............ 21,750 23,759,004
3.50% , 07/17/31 ............ 14,155 15,335,871
National Grid Electricity Distribution
South West plc , 5.88%
,
03/25/27
(d)
GBP 3,275 4,231,300
National Grid plc , 3.25%
,
03/30/34
(d)
. EUR 15,500 15,867,873
Nationwide Building Society
(b)(d)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.39%),
5.88%
(o)
................ GBP 4,556 5,691,932
(3-mo. EURIBOR + 0.93%), 1.50% ,
03/08/26 ............... EUR 15,000 15,824,982
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(o)
................ GBP 4,500 5,374,392
NatWest Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.63%), 6.00%
(o)
.......... USD 3,300 3,222,419
(3-mo. EURIBOR + 1.08%), 1.75% ,
03/02/26
(d)
.............. EUR 14,000 14,807,954
(BPSW1 + 1.49%), 2.88% ,
09/19/26
(d)
.............. GBP 13,408 16,307,994
(BPSW1 + 2.01%), 3.13% ,
03/28/27
(d)
.............. 3,266 3,945,670
(5-Year EUR Swap Annual +
1.27%), 1.04% , 09/14/32
(d)
... EUR 22,000 21,236,623
Neptune Energy Bondco plc , 6.63%
,
05/15/25
(a)
................ USD 25,554 25,553,716
NGG Finance plc , (5-Year EUR
Swap Annual + 2.14%), 1.63%
,
12/05/79
(b) (d)
............... EUR 45,185 47,724,133
NIE Finance plc , 2.50%
,
10/27/25
(d)
. GBP 4,800 5,798,018
Pinewood Finance Co. Ltd. , 3.25%
,
09/30/25
(d)
................ 20,875 25,826,915
Pinewood Finco plc , 6.00%
,
03/27/30
(d)
14,421 18,201,465
Pinnacle Bidco plc , 10.00%
,
10/11/28
(d)
2,230 2,934,237
Premier Foods Finance plc , 3.50%
,
10/15/26
(d)
................ 6,048 7,287,900
Reckitt Benckiser Treasury Services
plc
(d)
3.63% , 09/14/28 ............ EUR 7,941 8,616,906
3.88% , 09/14/33 ............ 14,366 15,747,979
Rolls-Royce plc
3.63% , 10/14/25
(a)
........... USD 475 459,485

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
4.63% , 02/16/26
(d)
........... EUR 1,525 $ 1,661,304
5.75% , 10/15/27
(a)
........... USD 600 601,639
5.75% , 10/15/27
(d)
........... GBP 485 618,264
1.63% , 05/09/28
(d)
........... EUR 1,700 1,678,151
Santander UK Group Holdings plc
(d)
(BPSWS5 + 6.07%), 6.75%
(b) (o)
.. GBP 3,821 4,805,989
3.63% , 01/14/26 ............ 3,266 4,003,133
SCC Power plc
(a)(p)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28 ............... USD 22,517 9,182,253
4.00% , ( 4.00 % Cash or 4.00 % PIK),
05/17/32 ............... 12,241 1,531,472
SP Distribution plc , 5.88%
,
07/17/26
(d)
GBP 4,200 5,399,152
SSE plc , 8.38%
,
11/20/28
(d)
....... 10,800 15,662,513
Standard Chartered plc
(b)
(3-mo. LIBOR USD + 1.51%),
7.09%
(a) (o)
............... USD 5,000 4,783,783
(3-mo. LIBOR USD + 1.51%),
7.09%
(d) (o)
............... 800 765,405
(1-Year EURIBOR ICE Swap Rate +
0.88%), 1.63% , 10/03/27
(d)
... EUR 10,400 10,622,663
(1-Year EUR Swap Annual +
0.90%), 0.85% , 01/27/28
(d)
... 11,000 10,944,853
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.57%), 7.88%
(d) (o)
......... USD 8,000 7,982,500
Stonegate Pub Co. Financing 2019 plc ,
(3-mo. EURIBOR at 5.75% Floor +
5.75%), 9.65%
,
07/31/25
(b) (d)
.... EUR 3,463 3,611,423
Stonegate Pub Co. Financing plc ,
8.00%
,
07/13/25
(d)
........... GBP 7,336 8,989,581
Synthomer plc , 3.88%
,
07/01/25
(d)
... EUR 4,471 4,767,103
Tesco Property Finance 1 plc , 7.62%
,
07/13/39
(d)
................ GBP 2,815 4,072,744
Tesco Property Finance 3 plc , 5.74%
,
04/13/40
(d)
................ 6,369 8,200,156
Tesco Property Finance 4 plc , 5.80%
,
10/13/40
(d)
................ 3,028 3,902,427
Thames Water Kemble Finance plc ,
4.63%
,
05/19/26
(d)
........... 4,273 1,510,779
Thames Water Utilities Finance plc
(d)
4.00% , 06/19/25 ............ 16,832 20,186,532
0.88% , 01/31/28 ............ EUR 1,635 1,479,603
TSB Bank plc , 3.32%
,
03/05/29
(d)
... 11,130 12,131,975
Virgin Media Finance plc , 5.00%
,
07/15/30
(a)
................ USD 2,400 2,030,779
Virgin Media Secured Finance plc
5.25% , 05/15/29
(d)
........... GBP 400 463,166
5.50% , 05/15/29
(a)
........... USD 2,625 2,426,990
4.25% , 01/15/30
(d)
........... GBP 2,425 2,632,214
4.50% , 08/15/30
(a)
........... USD 200 172,470
Virgin Media Vendor Financing Notes III
DAC , 4.88%
,
07/15/28
(d)
....... GBP 2,460 2,779,062
Virgin Money UK plc , (1-Year EURIBOR
ICE Swap Rate + 1.20%), 4.00%
,
03/18/28
(b) (d)
............... EUR 3,480 3,767,253
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(d)
........... GBP 16,822 18,577,901
3.25% , 01/31/31
(d)
........... EUR 7,736 7,359,421
4.25% , 01/31/31
(a)
........... USD 400 338,711
4.50% , 07/15/31
(d)
........... GBP 5,956 6,389,761
4.75% , 07/15/31
(a)
........... USD 875 754,149
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vodafone Group plc
(b)(d)
(5-Year EUR Swap Annual +
3.43%), 4.20% , 10/03/78 .... EUR 2,310 $ 2,444,718
(5-Year GBP Swap + 3.27%),
4.88% , 10/03/78 .......... GBP 15,008 18,565,016
(5-Year USD Swap Semi + 3.05%),
6.25% , 10/03/78 .......... USD 5,297 5,278,255
(5-Year EUR Swap Annual +
3.00%), 2.63% , 08/27/80 .... EUR 2,845 2,942,718
Series NC6 , (5-Year EUR Swap
Annual + 3.00%), 2.63% ,
08/27/80 ............... 3,212 3,322,324
Series 60NC10 , (5-Year EUR
Swap Annual + 3.48%), 3.00% ,
08/27/80 ............... 7,505 7,309,699
WPP Finance SA , 4.13%
,
05/30/28
(d)
6,500 7,150,700
1,436,745,795
United States — 15.2%
AbbVie, Inc. , 5.05%
,
03/15/34 ..... USD 15,958 16,155,797
AdaptHealth LLC
(a)
4.63% , 08/01/29 ............ 675 580,868
5.13% , 03/01/30 ............ 400 348,855
Adient Global Holdings Ltd.
(a)
4.88% , 08/15/26 ............ 250 243,720
8.25% , 04/15/31 ............ 1,475 1,556,476
ADT Security Corp. (The) , 4.13%
,
08/01/29
(a)
................ 450 412,277
Affinity Interactive , 6.88%
,
12/15/27
(a)
4,897 4,575,697
Albertsons Cos., Inc.
(a)
3.25% , 03/15/26 ............ 575 548,332
4.63% , 01/15/27 ............ 588 569,063
5.88% , 02/15/28 ............ 300 297,012
6.50% , 02/15/28 ............ 500 505,307
3.50% , 03/15/29 ............ 3,790 3,401,846
4.88% , 02/15/30 ............ 435 413,871
Alexander Funding Trust II , 7.47%
,
07/31/28
(a)
................ 18,297 19,345,428
Alexandria Real Estate Equities, Inc. ,
2.95%
,
03/15/34 ............ 5,310 4,362,251
Allegiant Travel Co. , 7.25%
,
08/15/27
(a)
5,229 5,201,159
Alliant Holdings Intermediate LLC
(a)
4.25% , 10/15/27 ............ 750 706,094
6.75% , 04/15/28 ............ 2,875 2,895,292
Allied Universal Holdco LLC
9.75% , 07/15/27
(a)
........... 3,247 3,256,754
3.63% , 06/01/28
(d)
........... EUR 11,681 11,658,154
4.63% , 06/01/28
(a)
........... USD 1,100 1,001,650
4.88% , 06/01/28
(d)
........... GBP 6,483 7,366,312
7.88% , 02/15/31
(a)
........... USD 4,950 5,013,345
Allison Transmission, Inc.
(a)
4.75% , 10/01/27 ............ 325 312,766
3.75% , 01/30/31 ............ 175 152,691
Ally Financial, Inc.
5.75% , 11/20/25 ............ 375 372,299
Series C , (7-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.48%), 4.70%
(b) (o)
.. 6,633 5,258,674
6.70% , 02/14/33 ............ 200 202,060
Alteryx, Inc. , 8.75%
,
03/15/28
(a)
.... 7,755 7,984,812
Ambac Assurance Corp. , 5.10%
(a) (o)
.. 1,407 2,037,234
AMC Networks, Inc.
4.75% , 08/01/25 ............ 7,070 7,061,075
10.25% , 01/15/29
(a)
.......... 5,477 5,516,763
4.25% , 02/15/29 ............ 5,877 4,165,072

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
American Airlines Pass-Through Trust
(c)
Series 2017-2 , Class A , 4.00% ,
12/15/25 ............... USD 2,223 $ 2,211,885
Series 2017-2 , Class A , 3.50% ,
06/15/26 ............... 29,235 27,846,147
American Airlines, Inc.
(a)
5.50% , 04/20/26 ............ 633 628,689
7.25% , 02/15/28 ............ 100 101,553
5.75% , 04/20/29 ............ 800 786,364
8.50% , 05/15/29 ............ 150 158,469
American Axle & Manufacturing, Inc.
6.88% , 07/01/28 ............ 150 149,473
5.00% , 10/01/29 ............ 650 585,433
American Express Co. , (SOFR Index +
1.28%), 5.28%
,
07/27/29
(b)
..... 20,369 20,495,706
American Tower Corp.
1.95% , 05/22/26 ............ EUR 10,100 10,480,950
0.45% , 01/15/27 ............ 4,950 4,897,222
0.40% , 02/15/27 ............ 12,750 12,556,780
4.13% , 05/16/27 ............ 17,790 19,433,802
0.50% , 01/15/28 ............ 7,900 7,597,156
American University (The) , Series 2019 ,
3.67%
,
04/01/49 ............ USD 4,870 3,949,986
AmeriGas Partners LP
5.50% , 05/20/25 ............ 50 50,020
9.38% , 06/01/28
(a)
........... 2,325 2,407,560
Amgen, Inc.
5.50% , 12/07/26
(d)
........... GBP 35,798 45,959,493
5.15% , 03/02/28 ............ USD 12,000 12,076,924
4.05% , 08/18/29 ............ 16,525 15,883,562
2.45% , 02/21/30 ............ 4,265 3,729,452
2.30% , 02/25/31 ............ 19,038 16,094,641
Amkor Technology, Inc. , 6.63%
,
09/15/27
(a)
................ 9,295 9,341,413
AMN Healthcare, Inc. , 4.63%
,
10/01/27
(a)
................ 99 94,029
Antero Midstream Partners LP
(a)
5.75% , 03/01/27 ............ 250 246,870
5.38% , 06/15/29 ............ 475 456,788
6.63% , 02/01/32 ............ 2,050 2,058,950
Aon North America, Inc.
5.45% , 03/01/34 ............ 23,565 23,837,006
5.75% , 03/01/54 ............ 7,222 7,404,027
Aramark Services, Inc. , 5.00%
,
02/01/28
(a)
................ 550 530,845
Archrock Partners LP , 6.25%
,
04/01/28
(a)
................ 575 568,926
Ardagh Metal Packaging Finance USA
LLC , 2.00%
,
09/01/28
(d)
....... EUR 8,033 7,364,084
Ardagh Packaging Finance plc
5.25% , 04/30/25
(a)
........... USD 18,592 17,960,430
2.13% , 08/15/26
(d)
........... EUR 12,198 11,317,438
4.13% , 08/15/26
(a)
........... USD 1,375 1,243,982
4.75% , 07/15/27
(d)
........... GBP 4,492 3,373,399
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ............ USD 300 285,626
4.63% , 11/15/29
(a)
........... 500 461,413
5.00% , 02/15/32
(a)
........... 300 271,812
Ascent Resources Utica Holdings LLC
(a)
8.25% , 12/31/28 ............ 375 385,232
5.88% , 06/30/29 ............ 600 572,058
Ashton Woods USA LLC
(a)
6.63% , 01/15/28 ............ 13,054 13,105,407
4.63% , 08/01/29 ............ 1,702 1,569,947
4.63% , 04/01/30 ............ 4,694 4,288,761
Security
Par (000)
Par (000) Value
United States (continued)
AT&T, Inc.
2.90% , 12/04/26 ............ GBP 41,509 $ 49,686,683
5.50% , 03/15/27
(d)
........... 17,800 22,714,927
4.30% , 11/18/34 ............ EUR 8,890 10,110,692
Avantor Funding, Inc.
2.63% , 11/01/25
(d)
........... 4,481 4,713,469
4.63% , 07/15/28
(a)
........... USD 575 544,878
3.88% , 11/01/29
(a)
........... 250 225,360
Avient Corp.
(a)
5.75% , 05/15/25 ............ 350 348,438
7.13% , 08/01/30 ............ 850 871,512
Avis Budget Car Rental LLC
(a)
5.75% , 07/15/27 ............ 125 120,994
4.75% , 04/01/28 ............ 400 369,947
5.38% , 03/01/29 ............ 550 512,595
8.00% , 02/15/31 ............ 425 424,309
Ball Corp.
6.88% , 03/15/28 ............ 2,900 2,976,829
6.00% , 06/15/29 ............ 250 252,375
2.88% , 08/15/30 ............ 175 149,319
Banff Merger Sub, Inc. , 8.38%
,
09/01/26
(d)
................ EUR 7,393 7,923,201
Bank of America Corp.
(b)
(3-mo. EURIBOR + 1.20%), 1.78% ,
05/04/27
(d)
.............. 11,000 11,414,611
(3-mo. CME Term SOFR + 1.77%),
3.71% , 04/24/28 .......... USD 6,520 6,238,363
(1-day SOFR + 1.58%), 4.38% ,
04/27/28 ............... 11,005 10,743,024
(3-mo. CME Term SOFR + 1.33%),
3.97% , 03/05/29 .......... 5,000 4,779,443
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 16,500 16,918,091
(3-mo. CME Term SOFR + 1.47%),
3.97% , 02/07/30 .......... 5,000 4,738,216
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 24,350 20,976,102
(3-mo. EURIBOR + 0.79%), 0.69% ,
03/22/31
(d)
.............. EUR 16,000 14,596,029
(1-day SOFR + 2.15%), 2.59% ,
04/29/31 ............... USD 4,150 3,577,911
(1-day SOFR + 1.37%), 1.92% ,
10/24/31 ............... 4,150 3,381,504
(1-day SOFR + 1.33%), 2.97% ,
02/04/33 ............... 8,350 7,101,178
(1-day SOFR + 1.65%), 5.47% ,
01/23/35 ............... 28,154 28,337,513
Bank of New York Mellon Corp. (The) ,
(1-day SOFR + 1.85%), 6.47%
,
10/25/34
(b)
................ 8,200 8,929,595
Bath & Body Works, Inc.
7.50% , 06/15/29 ............ 200 207,273
6.63% , 10/01/30
(a)
........... 2,300 2,349,448
Bausch + Lomb Corp. , 8.38%
,
10/01/28
(a)
................ 1,660 1,717,536
Beazer Homes USA, Inc. , 7.25%
,
10/15/29 ................. 8,623 8,735,004
Becton Dickinson & Co.
0.03% , 08/13/25 ............ EUR 4,400 4,515,271
2.82% , 05/20/30 ............ USD 15,000 13,235,908
5.11% , 02/08/34 ............ 15,356 15,240,319
Belden, Inc.
(d)
3.38% , 07/15/27 ............ EUR 2,635 2,748,014
3.88% , 03/15/28 ............ 3,121 3,288,941
Big River Steel LLC , 6.63%
,
01/31/29
(a)
USD 5,243 5,272,487

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Block, Inc.
2.75% , 06/01/26 ............ USD 500 $ 470,242
3.50% , 06/01/31 ............ 275 239,345
Blue Racer Midstream LLC , 7.63%
,
12/15/25
(a)
................ 1,592 1,600,762
Boeing Co. (The) , 3.20%
,
03/01/29 .. 3,000 2,680,038
Booking Holdings, Inc.
4.00% , 11/15/26 ............ EUR 4,700 5,147,658
4.00% , 03/01/44 ............ 10,390 11,361,473
Boxer Parent Co., Inc. , 6.50%
,
10/02/25
(d)
................ 12,882 13,882,180
Boyd Gaming Corp.
4.75% , 12/01/27 ............ USD 375 361,251
4.75% , 06/15/31
(a)
........... 250 229,737
Breeze Aviation Group, Inc.
(Acquired 01/26/24 , cost
$ 8,026,719 ) 20.00% , 01/30/28
(c) (i)
8,027 7,986,585
Bristol-Myers Squibb Co. , 5.20%
,
02/22/34 ................. 13,207 13,409,394
Broadcom, Inc.
4.00% , 04/15/29
(a)
........... 8,290 7,896,927
4.15% , 11/15/30 ............ 21,150 19,999,149
2.45% , 02/15/31
(a)
........... 8,000 6,744,165
3.42% , 04/15/33
(a)
........... 12,550 10,879,589
Buckeye Partners LP
4.35% , 10/15/24 ............ 4,975 4,917,882
4.13% , 03/01/25
(a)
........... 2,452 2,395,741
3.95% , 12/01/26 ............ 521 498,090
4.50% , 03/01/28
(a)
........... 400 380,007
Builders FirstSource, Inc. , 6.38%
,
06/15/32
(a)
................ 1,025 1,040,156
Caesars Entertainment, Inc.
(a)
8.13% , 07/01/27 ............ 3,849 3,941,996
4.63% , 10/15/29 ............ 150 136,780
6.50% , 02/15/32 ............ 450 453,963
California Resources Corp. , 7.13%
,
02/01/26
(a)
................ 2,042 2,054,021
Callon Petroleum Co. , 7.50%
,
06/15/30
(a)
................ 5,360 5,668,200
Calpine Corp.
(a)
5.25% , 06/01/26 ............ 125 123,706
4.50% , 02/15/28 ............ 300 284,542
5.13% , 03/15/28 ............ 4,315 4,141,293
4.63% , 02/01/29 ............ 750 694,137
5.00% , 02/01/31 ............ 225 206,392
3.75% , 03/01/31 ............ 50 43,786
Calumet Specialty Products Partners
LP , 9.75%
,
07/15/28
(a)
......... 13,235 13,086,081
Carnival Corp.
7.63% , 03/01/26
(d)
........... EUR 11,389 12,523,179
7.00% , 08/15/29
(a)
........... USD 1,225 1,275,011
Carrier Global Corp. , 4.50%
,
11/29/32 EUR 5,500 6,291,179
Catalent Pharma Solutions, Inc. , 2.38%
,
03/01/28
(d)
................ 8,337 8,532,403
CCO Holdings LLC
5.13% , 05/01/27
(a)
........... USD 800 762,217
5.38% , 06/01/29
(a)
........... 6,100 5,584,232
4.75% , 03/01/30
(a)
........... 4,725 4,057,077
4.50% , 08/15/30
(a)
........... 4,725 3,959,773
4.25% , 02/01/31
(a)
........... 5,100 4,164,914
4.50% , 05/01/32 ............ 900 723,235
4.50% , 06/01/33
(a)
........... 400 312,448
Cedar Fair LP , 5.50%
,
05/01/25
(a)
... 102 101,577
Security
Par (000)
Par (000) Value
United States (continued)
CenterPoint Energy Houston Electric
LLC
5.20% , 10/01/28 ............ USD 2,400 $ 2,440,812
5.15% , 03/01/34 ............ 14,007 14,108,449
5.30% , 04/01/53 ............ 957 955,088
Century Communities, Inc. , 6.75%
,
06/01/27 ................. 1,186 1,190,783
Champions Financing, Inc. , 8.75%
,
02/15/29
(a)
................ 1,288 1,349,369
Charles River Laboratories
International, Inc.
(a)
3.75% , 03/15/29 ............ 475 433,506
4.00% , 03/15/31 ............ 225 201,048
Charles Schwab Corp. (The) , (1-day
SOFR + 2.01%), 6.14%
,
08/24/34
(b)
8,000 8,345,560
Charter Communications Operating
LLC
6.15% , 11/10/26 ............ 12,500 12,597,889
3.75% , 02/15/28 ............ 8,128 7,539,397
4.20% , 03/15/28 ............ 7,758 7,312,138
2.25% , 01/15/29 ............ 31,294 26,622,769
5.05% , 03/30/29 ............ 8,300 8,003,047
Chemours Co. (The)
4.00% , 05/15/26 ............ EUR 7,720 7,963,091
5.38% , 05/15/27 ............ USD 75 71,900
5.75% , 11/15/28
(a)
........... 425 391,892
4.63% , 11/15/29
(a)
........... 1,637 1,411,205
Chesapeake Energy Corp.
6.13% , 02/15/21
(c) (f) (r)
......... 27,853 3
5.38% , 06/15/21
(c) (f) (r)
......... 4,795 —
5.50% , 02/01/26
(a)
........... 2,019 2,006,163
5.88% , 02/01/29
(a)
........... 25 24,795
6.75% , 04/15/29
(a)
........... 600 606,428
Churchill Downs, Inc.
(a)
5.50% , 04/01/27 ............ 371 364,151
4.75% , 01/15/28 ............ 427 406,489
5.75% , 04/01/30 ............ 4,535 4,377,643
6.75% , 05/01/31 ............ 600 603,351
Citibank NA , 5.80%
,
09/29/28 ..... 20,700 21,427,939
Citigroup, Inc.
(3-mo. EURIBOR + 1.07%), 1.50% ,
07/24/26
(b) (d)
............. EUR 10,500 11,000,503
1.75% , 10/23/26 ............ GBP 5,104 5,949,238
(3-mo. CME Term SOFR + 1.45%),
4.08% , 04/23/29
(b)
......... USD 12,280 11,756,739
(1-day SOFR + 1.36%), 5.17% ,
02/13/30
(b)
.............. 47,462 47,240,537
(3-mo. CME Term SOFR + 1.60%),
3.98% , 03/20/30
(b)
......... 2,075 1,955,096
(1-day SOFR + 1.15%), 2.67% ,
01/29/31
(b)
.............. 28,685 24,860,376
(1-day SOFR + 2.11%), 2.57% ,
06/03/31
(b)
.............. 28,500 24,353,110
Citizens Bank NA
(b)
(1-day SOFR + 1.40%), 4.12% ,
05/23/25 ............... 2,673 2,662,594
(1-day SOFR + 1.45%), 6.06% ,
10/24/25 ............... 1,750 1,742,976
Civitas Resources, Inc.
(a)
5.00% , 10/15/26 ............ 7,623 7,452,650
8.38% , 07/01/28 ............ 18,889 19,884,677
Clarios Global LP
4.38% , 05/15/26
(d)
........... EUR 5,382 5,761,824
6.25% , 05/15/26
(a)
........... USD 830 829,579
6.75% , 05/15/28
(a)
........... 875 886,925

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Clean Harbors, Inc.
(a)
4.88% , 07/15/27 ............ USD 225 $ 218,250
6.38% , 02/01/31 ............ 225 226,653
Clear Channel Outdoor Holdings, Inc.
(a)
5.13% , 08/15/27 ............ 1,053 992,595
9.00% , 09/15/28 ............ 2,775 2,890,482
Cleveland-Cliffs, Inc.
5.88% , 06/01/27 ............ 225 224,600
6.75% , 04/15/30
(a)
........... 2,725 2,732,925
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ............ 36,906 35,022,373
9.00% , 09/30/29 ............ 5,601 5,372,016
Clydesdale Acquisition Holdings, Inc. ,
8.75%
,
04/15/30
(a)
........... 4,940 4,853,744
CNX Resources Corp.
(a)
7.38% , 01/15/31 ............ 500 509,215
7.25% , 03/01/32 ............ 3,673 3,733,340
Coinbase Global, Inc. , 0.25%
,
04/01/30
(a) (n)
............... 16,643 17,532,059
Comcast Corp. , 0.00%
,
09/14/26 ... EUR 8,000 7,947,068
Comerica Bank , (1-day SOFR +
2.61%), 5.33%
,
08/25/33
(b)
..... USD 19,400 17,648,936
Commercial Metals Co.
4.13% , 01/15/30 ............ 22,119 20,365,899
4.38% , 03/15/32 ............ 7,677 6,917,194
CommScope Technologies LLC , 6.00%
,
06/15/25
(a)
................ 13,681 11,898,366
CommScope, Inc. , 6.00%
,
03/01/26
(a)
1,387 1,269,105
Community Health Systems, Inc.
(a)
8.00% , 03/15/26 ............ 600 598,789
5.63% , 03/15/27 ............ 800 736,320
8.00% , 12/15/27 ............ 450 441,419
5.25% , 05/15/30 ............ 4,200 3,424,731
4.75% , 02/15/31 ............ 725 559,516
Compass Group Diversified Holdings
LLC , 5.25%
,
04/15/29
(a)
....... 450 427,560
Comstock Resources, Inc.
(a)
6.75% , 03/01/29 ............ 700 667,550
5.88% , 01/15/30 ............ 1,300 1,177,291
Consumers Energy Co.
4.90% , 02/15/29 ............ 8,400 8,426,913
4.60% , 05/30/29 ............ 6,480 6,404,631
Coty, Inc.
(a)
5.00% , 04/15/26 ............ 425 418,660
6.63% , 07/15/30 ............ 375 380,809
Covanta Holding Corp. , 4.88%
,
12/01/29
(a)
................ 6,228 5,581,848
CQP Holdco LP , 7.50%
,
12/15/33
(a)
.. 1,825 1,878,321
Crescent Energy Finance LLC , 7.63%
,
04/01/32
(a)
................ 4,518 4,552,813
Crown Americas LLC
4.75% , 02/01/26 ............ 500 491,697
4.25% , 09/30/26 ............ 75 72,657
Crown Castle, Inc. , 2.90%
,
03/15/27 . 11,000 10,288,690
Crown European Holdings SA
(d)
3.38% , 05/15/25 ............ EUR 7,232 7,735,066
5.00% , 05/15/28 ............ 6,151 6,817,567
CrownRock LP , 5.63%
,
10/15/25
(a)
.. USD 542 540,704
CRSO Trust , 7.12%
,
07/10/28
(a)
.... 4,399 4,609,637
CSC Holdings LLC
(a)
5.50% , 04/15/27 ............ 15,472 13,843,008
11.25% , 05/15/28 ........... 3,579 3,546,585
11.75% , 01/31/29 ........... 7,101 7,112,075
6.50% , 02/01/29 ............ 5,900 4,999,133
Security
Par (000)
Par (000) Value
United States (continued)
4.50% , 11/15/31 ............ USD 4,075 $ 2,884,965
CVS Health Corp. , 1.75%
,
08/21/30 . 12,450 10,226,543
Dana Financing Luxembourg SARL
(d)
3.00% , 07/15/29 ............ EUR 2,132 2,070,097
8.50% , 07/15/31 ............ 4,992 5,927,337
Dana, Inc.
5.63% , 06/15/28 ............ USD 100 97,589
4.25% , 09/01/30 ............ 1,602 1,415,589
Darling Ingredients, Inc.
(a)
5.25% , 04/15/27 ............ 400 392,960
6.00% , 06/15/30 ............ 175 173,426
DaVita, Inc.
(a)
4.63% , 06/01/30 ............ 700 626,699
3.75% , 02/15/31 ............ 1,775 1,486,140
Dell International LLC , 6.02%
,
06/15/26 4,446 4,502,822
Delta Air Lines, Inc.
7.38% , 01/15/26 ............ 575 592,990
4.38% , 04/19/28 ............ 100 97,026
DirecTV Financing LLC
(a)
5.88% , 08/15/27 ............ 600 567,622
8.88% , 02/01/30 ............ 1,800 1,795,653
Discover Bank , 2.45%
,
09/12/24 .... 20,685 20,378,440
DISH DBS Corp. , 5.88%
,
11/15/24 .. 22,532 21,588,461
DISH Network Corp.
0.00% , 12/15/25
(m) (n)
......... 8,119 5,926,870
11.75% , 11/15/27
(a)
.......... 2,665 2,720,781
Dresdner Funding Trust I , 8.15%
,
06/30/31
(d)
................ 4,994 5,465,630
DT Midstream, Inc.
(a)
4.13% , 06/15/29 ............ 500 459,666
4.38% , 06/15/31 ............ 225 203,765
Duke Energy Corp. , 3.10%
,
06/15/28 EUR 10,000 10,584,080
Edgewell Personal Care Co. , 4.13%
,
04/01/29
(a)
................ USD 525 481,727
Edison International
6.95% , 11/15/29 ............ 4,150 4,446,029
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88% , 06/15/54
(b)
... 19,340 19,868,485
Elanco Animal Health, Inc. , 6.65%
,
08/28/28
(e)
................ 13 13,182
Elevance Health, Inc. , 2.55%
,
03/15/31 19,600 16,745,050
EMRLD Borrower LP , 6.38%
,
12/15/30
(d)
................ EUR 6,945 7,865,745
Encompass Health Corp.
4.50% , 02/01/28 ............ USD 450 428,589
4.63% , 04/01/31 ............ 375 340,950
Encore Capital Group, Inc.
(d)
4.88% , 10/15/25 ............ EUR 7,437 7,943,173
5.38% , 02/15/26 ............ GBP 2,175 2,676,163
Energizer Holdings, Inc. , 4.38%
,
03/31/29
(a)
................ USD 850 761,654
Energy Transfer LP
5.63% , 05/01/27
(a)
........... 700 697,479
Series B , (3-mo. LIBOR USD +
4.16%), 6.63%
(b) (o)
......... 5,421 5,062,684
7.38% , 02/01/31
(a)
........... 350 366,107
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.02%), 8.00% , 05/15/54
(b)
... 7,189 7,540,334
EnLink Midstream LLC
5.38% , 06/01/29 ............ 425 417,250
6.50% , 09/01/30
(a)
........... 275 282,927
EnLink Midstream Partners LP
4.15% , 06/01/25 ............ 425 415,734

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
4.85% , 07/15/26 ............ USD 75 $ 73,526
Entegris, Inc. , 4.75%
,
04/15/29
(a)
... 1,500 1,437,534
EQM Midstream Partners LP
(a)
6.00% , 07/01/25 ............ 300 300,381
7.50% , 06/01/27 ............ 5,775 5,921,656
6.50% , 07/01/27 ............ 225 226,990
4.50% , 01/15/29 ............ 375 351,616
7.50% , 06/01/30 ............ 5,025 5,371,449
Equinix, Inc.
1.25% , 07/15/25 ............ 3,011 2,848,099
3.20% , 11/18/29 ............ 9,709 8,691,780
3.40% , 02/15/52 ............ 780 545,710
EquipmentShare.com, Inc. , 9.00%
,
05/15/28
(a)
................ 21,883 22,539,306
ERAC USA Finance LLC , 5.00%
,
02/15/29
(a)
................ 4,295 4,302,167
Esab Corp. , 6.25%
,
04/15/29
(a)
..... 4,305 4,325,160
ESC Investments & Realty Corp., Inc. ,
6.63%
,
08/15/20
(c) (f) (r)
......... 1,665 —
Exelon Corp.
5.15% , 03/15/28 ............ 4,040 4,049,883
5.15% , 03/15/29 ............ 3,799 3,807,730
Fair Isaac Corp.
(a)
5.25% , 05/15/26 ............ 300 296,653
4.00% , 06/15/28 ............ 275 256,865
Ferrellgas LP
(a)
5.38% , 04/01/26 ............ 425 415,796
5.88% , 04/01/29 ............ 300 285,693
Fidelity National Information Services,
Inc.
0.63% , 12/03/25 ............ EUR 4,400 4,515,935
1.50% , 05/21/27 ............ 17,167 17,403,084
Fiesta Purchaser, Inc. , 7.88%
,
03/01/31
(a)
................ USD 3,258 3,364,537
Fifth Third Bancorp , (1-day SOFR +
1.84%), 5.63%
,
01/29/32
(b)
..... 4,200 4,204,300
First Horizon Bank , 5.75%
,
05/01/30 . 7,350 6,954,589
FirstEnergy Corp.
Series B , 4.15% , 07/15/27
(e)
.... 575 551,477
Series B , 2.25% , 09/01/30 ..... 275 228,762
Fiserv, Inc. , 2.25%
,
07/01/25 ...... GBP 3,800 4,619,719
Five Point Operating Co. LP , 10.50%
,
01/15/28
(a) (e)
............... USD 18,662 19,214,379
FLYR, Inc.
(c)
(1-mo. CME Term SOFR at
0.50% Floor + 5.00%), 7.74% ,
05/10/27
(b)
.............. 12,083 11,494,565
8.00% , 08/10/27 ............ 25,843 29,770,992
Ford Motor Co.
3.25% , 02/12/32 ............ 2,269 1,887,367
6.10% , 08/19/32 ............ 12,205 12,367,511
Ford Motor Credit Co. LLC
5.13% , 06/16/25 ............ 12,600 12,487,309
3.38% , 11/13/25 ............ 225 216,466
4.39% , 01/08/26 ............ 225 219,461
6.95% , 03/06/26 ............ 200 203,811
6.86% , 06/05/26 ............ GBP 19,640 25,471,206
2.70% , 08/10/26 ............ USD 7,300 6,804,590
4.27% , 01/09/27 ............ 16,350 15,728,076
2.90% , 02/16/28 ............ 20,100 18,171,541
6.13% , 05/15/28 ............ EUR 3,142 3,653,184
6.80% , 11/07/28 ............ USD 2,750 2,870,380
5.13% , 02/20/29 ............ EUR 13,950 15,754,326
5.80% , 03/08/29 ............ USD 15,000 15,059,683
7.12% , 11/07/33 ............ 15,405 16,574,411
Security
Par (000)
Par (000) Value
United States (continued)
6.13% , 03/08/34 ............ USD 15,000 $ 15,082,899
Forestar Group, Inc.
(a)
3.85% , 05/15/26 ............ 244 233,018
5.00% , 03/01/28 ............ 17,122 16,462,931
FREED Corp. , 12.00%
,
11/30/28
(c)
.. 108,629 106,869,210
Freedom Mortgage Corp.
(a)
7.63% , 05/01/26 ............ 125 124,806
6.63% , 01/15/27 ............ 350 339,597
12.00% , 10/01/28 ........... 1,050 1,144,505
12.25% , 10/01/30 ........... 200 219,957
Freedom Mortgage Holdings LLC ,
9.25%
,
02/01/29
(a)
........... 1,175 1,202,550
Freewire Technologies, Inc. , 6.00%
,
02/20/28
(c)
................ 19,154 13,815,633
Frontier Communications Holdings
LLC
(a)
5.88% , 10/15/27 ............ 1,195 1,156,923
5.00% , 05/01/28 ............ 2,425 2,250,916
8.75% , 05/15/30 ............ 23,262 23,802,204
8.63% , 03/15/31 ............ 15,465 15,794,853
Frontier Florida LLC , Series E , 6.86%
,
02/01/28 ................. 19,615 19,031,552
Frontier North, Inc. , Series G , 6.73%
,
02/15/28 ................. 4,850 4,607,500
Full House Resorts, Inc. , 8.25%
,
02/15/28
(a)
................ 2,412 2,305,002
Gap, Inc. (The)
(a)
3.63% , 10/01/29 ............ 2,425 2,124,224
3.88% , 10/01/31 ............ 200 169,180
Gen Digital, Inc.
(a)
6.75% , 09/30/27 ............ 9,371 9,505,192
7.13% , 09/30/30 ............ 250 256,860
General Mills, Inc. , 0.13%
,
11/15/25 . EUR 9,000 9,178,532
General Motors Financial Co., Inc.
5.15% , 08/15/26
(d)
........... GBP 6,800 8,543,140
2.35% , 02/26/27 ............ USD 15,000 13,849,692
Series A , (3-mo. LIBOR USD +
3.60%), 5.75%
(b) (o)
......... 11,481 10,836,093
4.50% , 11/22/27
(d)
........... EUR 6,500 7,200,292
5.75% , 02/08/31 ............ USD 4,092 4,136,361
Genesis Energy LP
8.00% , 01/15/27 ............ 500 505,814
8.25% , 01/15/29 ............ 200 205,319
8.88% , 04/15/30 ............ 2,575 2,695,387
GFL Environmental, Inc.
(a)
4.25% , 06/01/25 ............ 475 467,244
5.13% , 12/15/26 ............ 25 24,563
4.00% , 08/01/28 ............ 1,950 1,797,273
6.75% , 01/15/31 ............ 400 409,925
Global Payments, Inc. , 4.88%
,
03/17/31 EUR 16,606 18,869,628
GLP Capital LP , 4.00%
,
01/15/31 ... USD 3,678 3,281,939
Go Daddy Operating Co. LLC
(a)
5.25% , 12/01/27 ............ 125 122,246
3.50% , 03/01/29 ............ 350 315,665
Goldman Sachs Finance Corp.
International Ltd. , Series 700 ,
0.00%
,
03/15/27
(d) (m) (n)
......... 11,500 11,841,550
Goldman Sachs Group, Inc. (The)
Series U , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.92%), 3.65%
(b) (o)
.. 14,191 12,961,526
(1-day SOFR + 1.85%), 3.62% ,
03/15/28
(b)
.............. 20,249 19,368,864
7.25% , 04/10/28 ............ GBP 3,332 4,546,397

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR + 1.56%),
4.22% , 05/01/29
(b)
......... USD 35,802 $ 34,460,612
0.88% , 05/09/29
(d)
........... EUR 16,000 15,117,192
(1-day SOFR + 1.77%), 6.48% ,
10/24/29
(b)
.............. USD 9,005 9,474,338
(1-day SOFR + 1.95%), 6.56% ,
10/24/34
(b)
.............. 22,000 24,001,903
Goodyear Tire & Rubber Co. (The)
4.88% , 03/15/27 ............ 300 289,880
5.00% , 07/15/29 ............ 1,975 1,843,908
5.25% , 07/15/31 ............ 300 273,476
5.63% , 04/30/33 ............ 100 91,329
GoTo Group, Inc.
5.50% , 05/01/28
(a)
........... 20,429 15,806,378
Grand Canyon University , 5.13%
,
10/01/28 ................. 8,775 7,935,847
Graphic Packaging International LLC
3.50% , 03/15/28
(a)
........... 400 369,293
2.63% , 02/01/29
(d)
........... EUR 1,246 1,246,833
Gray Television, Inc.
(a)
7.00% , 05/15/27 ............ USD 400 372,013
4.75% , 10/15/30 ............ 2,750 1,803,556
5.38% , 11/15/31 ............ 200 131,144
GXO Logistics, Inc. , 2.65%
,
07/15/31 5,398 4,394,776
H&E Equipment Services, Inc. , 3.88%
,
12/15/28
(a)
................ 525 480,629
Hanesbrands, Inc.
(a)
4.88% , 05/15/26 ............ 1,025 997,967
9.00% , 02/15/31 ............ 600 616,467
HAT Holdings I LLC
(a)
3.38% , 06/15/26 ............ 375 353,214
8.00% , 06/15/27 ............ 425 443,148
HCA, Inc.
4.50% , 02/15/27 ............ 20,000 19,609,286
5.20% , 06/01/28 ............ 4,830 4,843,666
5.63% , 09/01/28 ............ 8,921 9,031,852
5.88% , 02/01/29 ............ 11,080 11,328,617
5.45% , 04/01/31 ............ 14,460 14,535,427
3.63% , 03/15/32 ............ 3,200 2,832,758
5.60% , 04/01/34 ............ 29,465 29,668,962
6.10% , 04/01/64 ............ 12,175 12,274,852
Hertz Corp. (The)
(a)
4.63% , 12/01/26 ............ 400 363,016
5.00% , 12/01/29 ............ 2,075 1,603,490
Hess Midstream Operations LP
(a)
5.63% , 02/15/26 ............ 525 520,803
5.13% , 06/15/28 ............ 150 145,150
4.25% , 02/15/30 ............ 100 91,891
Hilcorp Energy I LP
(a)
5.75% , 02/01/29 ............ 475 462,667
8.38% , 11/01/33 ............ 2,250 2,439,439
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28
(a)
........... 450 449,331
4.88% , 01/15/30 ............ 17 16,300
4.00% , 05/01/31
(a)
........... 1,575 1,407,682
3.63% , 02/15/32
(a)
........... 150 129,150
Hilton Grand Vacations Borrower
Escrow LLC
(a)
5.00% , 06/01/29 ............ 1,972 1,839,090
4.88% , 07/01/31 ............ 275 246,217
Hilton Worldwide Finance LLC , 4.88%
,
04/01/27 ................. 975 958,556
Hologic, Inc. , 3.25%
,
02/15/29
(a)
.... 625 560,120
Homes By West Bay LLC , 11.00%
,
02/06/30
(c)
................ 80,958 79,541,235
Security
Par (000)
Par (000) Value
United States (continued)
Honeywell International, Inc. , 3.75%
,
05/17/32 ................. EUR 7,800 $ 8,639,711
Howard Hughes Corp. (The) , 5.38%
,
08/01/28
(a)
................ USD 8,796 8,436,914
HSBC USA, Inc. , 5.29%
,
03/04/27 .. 10,351 10,411,182
Hudson Pacific Properties LP
3.95% , 11/01/27 ............ 425 376,527
4.65% , 04/01/29 ............ 125 106,489
3.25% , 01/15/30 ............ 250 192,566
Huntington Bancshares, Inc. , (SOFR
Index + 1.87%), 5.71%
,
02/02/35
(b)
10,525 10,494,695
Icahn Enterprises LP
6.38% , 12/15/25 ............ 125 123,987
6.25% , 05/15/26 ............ 425 410,263
5.25% , 05/15/27 ............ 350 316,309
9.75% , 01/15/29
(a)
........... 3,300 3,444,547
Imola Merger Corp. , 4.75%
,
05/15/29
(a)
700 656,355
Insightful Corp. , 7.00%
,
01/25/29
(c)
.. 4,349 4,428,078
International Game Technology plc
(a)
4.13% , 04/15/26 ............ 500 484,702
6.25% , 01/15/27 ............ 300 302,169
IQVIA, Inc.
(a)
5.00% , 10/15/26 ............ 225 220,160
5.00% , 05/15/27 ............ 375 366,160
6.50% , 05/15/30 ............ 300 306,154
IRB Holding Corp. , 7.00%
,
06/15/25
(a)
72 72,002
Iron Mountain Information Management
Services, Inc. , 5.00%
,
07/15/32
(a)
. 475 433,804
Iron Mountain UK plc , 3.88%
,
11/15/25
(d)
................ GBP 6,724 8,221,468
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ............ USD 1,950 1,987,160
4.50% , 02/15/31 ............ 4,150 3,744,287
Jazz Securities DAC , 4.38%
,
01/15/29
(a)
675 628,788
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.49%), 0.77% ,
08/09/25 ............... 10,000 9,811,194
(Sterling Overnight Index Average +
0.68%), 0.99% , 04/28/26
(d)
... GBP 20,248 24,436,895
Series KK , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(o)
... USD 15,185 14,421,759
(3-mo. EURIBOR + 0.76%), 1.09% ,
03/11/27
(d)
.............. EUR 13,000 13,354,827
(3-mo. EURIBOR + 0.84%), 1.64% ,
05/18/28
(d)
.............. 14,100 14,371,821
(3-mo. CME Term SOFR + 1.38%),
4.01% , 04/23/29 .......... USD 6,234 5,975,418
(1-day SOFR + 1.02%), 2.07% ,
06/01/29 ............... 6,544 5,804,879
(1-day SOFR + 1.57%), 6.09% ,
10/23/29 ............... 12,949 13,461,937
(3-mo. EURIBOR + 1.13%), 1.96% ,
03/23/30
(d)
.............. EUR 19,800 19,928,233
(3-mo. CME Term SOFR + 1.42%),
3.70% , 05/06/30 .......... USD 22,213 20,811,345
(3-mo. EURIBOR + 0.98%), 3.76% ,
03/21/34
(d)
.............. EUR 9,020 9,859,143
(1-day SOFR + 1.81%), 6.25% ,
10/23/34 ............... USD 22,000 23,504,636
(1-day SOFR + 1.62%), 5.34% ,
01/23/35 ............... 9,687 9,724,852
Series u , (3-mo. CME Term SOFR +
1.21%), 6.53% , 02/02/37 .... 23,223 21,277,618

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series W , (3-mo. CME Term SOFR
+ 1.26%), 6.57% , 05/15/47 ... USD 7,463 $ 6,641,956
Keurig Dr Pepper, Inc. , 3.95%
,
04/15/29 20,275 19,362,210
KeyCorp , (SOFR Index + 2.42%),
6.40%
,
03/06/35
(b)
........... 24,795 25,320,789
Kohl's Corp. , 4.63%
,
05/01/31
(e)
.... 1,450 1,220,211
Kraft Heinz Foods Co.
4.13% , 07/01/27
(d)
........... GBP 1,960 2,428,622
3.75% , 04/01/30 ............ USD 6,225 5,839,284
Kronos International, Inc.
(d)
3.75% , 09/15/25 ............ EUR 1,305 1,383,261
9.50% , 03/15/29 ............ 9,516 10,933,648
Lamar Media Corp.
3.75% , 02/15/28 ............ USD 810 756,736
4.88% , 01/15/29 ............ 425 409,519
4.00% , 02/15/30 ............ 175 159,049
Lamb Weston Holdings, Inc.
(a)
4.88% , 05/15/28 ............ 250 242,984
4.38% , 01/31/32 ............ 400 358,686
Landsea Homes Corp. , 11.00%
,
07/17/28
(c)
................ 78,968 84,890,600
Las Vegas Sands Corp.
2.90% , 06/25/25 ............ 900 865,908
3.50% , 08/18/26 ............ 475 449,627
3.90% , 08/08/29 ............ 100 91,012
Lessen, Inc. , (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a) (b) (c)
.. 41,789 38,187,026
Level 3 Financing, Inc.
(a)
4.63% , 09/15/27 ............ 11,090 7,374,850
11.00% , 11/15/29 ........... 19,243 20,012,979
LGI Homes, Inc. , 8.75%
,
12/15/28
(a)
. 14,770 15,584,314
Liberty Mutual Group, Inc. , (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b) (d)
............... EUR 14,047 15,086,410
Light & Wonder International, Inc.
(a)
7.00% , 05/15/28 ............ USD 569 573,192
7.50% , 09/01/31 ............ 1,375 1,429,867
Lightning eMotors, Inc. , 7.50%
,
05/15/24
(a) (n)
............... 4,313 129,390
Linde plc , 3.00%
,
02/14/28
(d)
...... EUR 9,100 9,774,672
Lions Gate Capital Holdings LLC ,
5.50%
,
04/15/29
(a)
........... USD 33,936 25,962,279
Lithia Motors, Inc.
(a)
3.88% , 06/01/29 ............ 1,000 901,204
4.38% , 01/15/31 ............ 1,700 1,522,736
Live Nation Entertainment, Inc.
(a)
6.50% , 05/15/27 ............ 975 985,656
4.75% , 10/15/27 ............ 375 358,060
3.75% , 01/15/28 ............ 150 138,772
Lowe's Cos., Inc.
4.50% , 04/15/30 ............ 5,225 5,109,042
1.70% , 10/15/30 ............ 12,800 10,458,821
2.63% , 04/01/31 ............ 16,300 14,025,839
M/I Homes, Inc. , 4.95%
,
02/01/28 ... 225 214,619
Macy's Retail Holdings LLC
(a)
5.88% , 04/01/29 ............ 600 588,611
5.88% , 03/15/30 ............ 175 170,109
6.13% , 03/15/32 ............ 100 96,928
Marriott International, Inc.
4.88% , 05/15/29 ............ 3,947 3,906,938
5.30% , 05/15/34 ............ 4,614 4,563,566
Masonite International Corp. , 5.38%
,
02/01/28
(a)
................ 9 9,012
Security
Par (000)
Par (000) Value
United States (continued)
Massachusetts Institute of Technology ,
3.96%
,
07/01/38 ............ USD 8,375 $ 7,774,615
Matador Resources Co.
5.88% , 09/15/26 ............ 475 475,051
6.50% , 04/15/32
(a)
........... 5,953 5,960,220
Match Group Holdings II LLC
(a)
4.63% , 06/01/28 ............ 450 424,671
3.63% , 10/01/31 ............ 200 169,950
Mauser Packaging Solutions Holding
Co. , 7.88%
,
08/15/26
(a)
........ 33,172 33,794,008
McDonald's Corp. , 3.63%
,
11/28/27
(d)
EUR 7,940 8,649,845
Medline Borrower LP , 3.88%
,
04/01/29
(a)
................ USD 23,832 21,692,041
Medtronic Global Holdings SCA , 2.63%
,
10/15/25 ................. EUR 4,940 5,240,676
Metropolitan Life Global Funding I ,
4.85%
,
01/08/29
(a)
........... USD 10,000 9,923,748
MGM Resorts International
5.75% , 06/15/25 ............ 121 120,857
4.63% , 09/01/26 ............ 75 73,369
5.50% , 04/15/27 ............ 125 123,893
4.75% , 10/15/28 ............ 1,450 1,379,039
MicroStrategy, Inc. , 0.88%
,
03/15/31
(a) (n)
7,000 7,101,500
MidAmerican Energy Co. , 5.30%
,
02/01/55 ................. 2,857 2,826,143
Midwest Gaming Borrower LLC , 4.88%
,
05/01/29
(a)
................ 5,385 4,986,275
Molina Healthcare, Inc.
(a)
4.38% , 06/15/28 ............ 375 352,511
3.88% , 11/15/30 ............ 175 155,588
3.88% , 05/15/32 ............ 100 87,072
Morgan Stanley
(b)
(1-day SOFR + 0.86%), 1.51% ,
07/20/27 ............... 9,393 8,620,914
(3-mo. EURIBOR + 0.70%), 0.41% ,
10/29/27 ............... EUR 18,000 17,917,644
(1-day SOFR + 1.00%), 2.48% ,
01/21/28 ............... USD 8,250 7,674,367
(1-day SOFR + 1.61%), 4.21% ,
04/20/28 ............... 31,932 31,029,329
(3-mo. CME Term SOFR + 1.40%),
3.77% , 01/24/29 .......... 14,000 13,326,242
(1-day SOFR + 1.59%), 5.16% ,
04/20/29 ............... 10,000 9,991,929
(3-mo. EURIBOR + 0.87%), 0.50% ,
10/26/29 ............... EUR 7,900 7,428,044
(1-day SOFR + 1.83%), 6.41% ,
11/01/29 ............... USD 24,375 25,558,721
(1-day SOFR + 1.45%), 5.17% ,
01/16/30 ............... 2,100 2,101,779
(1-day SOFR + 1.14%), 2.70% ,
01/22/31 ............... 20,200 17,648,434
(1-day SOFR + 2.05%), 6.63% ,
11/01/34 ............... 22,000 24,070,339
(1-day SOFR + 1.73%), 5.47% ,
01/18/35 ............... 33,042 33,337,346
(3-mo. EURIBOR + 1.24%), 3.96% ,
03/21/35 ............... EUR 10,100 11,057,194
Morgan Stanley Bank NA , (1-day SOFR
+ 1.08%), 4.95%
,
01/14/28
(b)
.... USD 8,588 8,552,626
Motorola Solutions, Inc. , 4.60%
,
05/23/29 ................. 8,240 8,076,141
Murphy Oil Corp. , 5.88%
,
12/01/27 .. 325 322,387
Murphy Oil USA, Inc. , 3.75%
,
02/15/31
(a)
................ 900 786,063

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
National Grid North America, Inc.
(d)
4.15% , 09/12/27 ............ EUR 9,350 $ 10,254,877
1.05% , 01/20/31 ............ 3,871 3,517,195
4.67% , 09/12/33 ............ 9,440 10,816,710
Nationstar Mortgage Holdings, Inc.
(a)
6.00% , 01/15/27 ............ USD 2,068 2,038,661
5.50% , 08/15/28 ............ 5,771 5,523,316
5.13% , 12/15/30 ............ 5,463 4,956,476
5.75% , 11/15/31 ............ 2,581 2,380,588
7.13% , 02/01/32 ............ 5,030 4,995,553
Navient Corp.
5.00% , 03/15/27 ............ 150 143,706
9.38% , 07/25/30 ............ 275 294,190
11.50% , 03/15/31 ........... 675 751,226
NCL Corp. Ltd.
(a)
8.38% , 02/01/28 ............ 625 660,202
8.13% , 01/15/29 ............ 3,275 3,465,556
NCR Atleos Corp. , 9.50%
,
04/01/29
(a)
12,840 13,733,780
Neogen Food Safety Corp. , 8.63%
,
07/20/30
(a)
................ 2,639 2,842,871
Neptune Bidco US, Inc. , 9.29%
,
04/15/29
(a)
................ 1,050 992,852
Nestle Finance International Ltd. ,
3.00%
,
01/23/31
(d)
........... EUR 13,290 14,314,085
Netflix, Inc. , 3.63%
,
05/15/27 ...... 11,800 12,839,402
New Home Co., Inc. (The) , 8.25%
,
10/15/27
(a) (e)
............... USD 2,117 2,155,106
New York Life Global Funding , 4.35%
,
09/16/25
(d)
................ GBP 3,899 4,879,648
Newell Brands, Inc.
5.20% , 04/01/26
(e)
........... USD 660 648,234
6.38% , 09/15/27 ............ 1,250 1,229,248
6.63% , 09/15/29 ............ 475 464,353
News Corp.
(a)
3.88% , 05/15/29 ............ 475 434,365
5.13% , 02/15/32 ............ 125 117,386
Nexstar Media, Inc.
(a)
5.63% , 07/15/27 ............ 3,106 2,979,648
4.75% , 11/01/28 ............ 525 478,361
NGL Energy Operating LLC , 8.38%
,
02/15/32
(a)
................ 575 589,437
Nissan Motor Acceptance Co. LLC ,
2.75%
,
03/09/28
(d)
........... 10,000 8,883,103
Nordstrom, Inc. , 4.25%
,
08/01/31 ... 1,025 900,009
Northern Oil & Gas, Inc. , 8.75%
,
06/15/31
(a)
................ 2,082 2,198,513
Northern States Power Co.
2.90% , 03/01/50 ............ 7,107 4,731,018
5.40% , 03/15/54 ............ 6,037 6,079,385
Novelis Corp.
(a)
3.25% , 11/15/26 ............ 350 326,123
3.88% , 08/15/31 ............ 1,225 1,052,282
NRG Energy, Inc.
5.75% , 01/15/28 ............ 14 13,922
3.38% , 02/15/29
(a)
........... 950 844,005
5.25% , 06/15/29
(a)
........... 13 12,428
3.63% , 02/15/31
(a)
........... 2,750 2,373,134
3.88% , 02/15/32
(a)
........... 50 42,847
NuStar Logistics LP
5.75% , 10/01/25 ............ 375 373,126
5.63% , 04/28/27 ............ 300 296,916
6.38% , 10/01/30 ............ 300 301,940
OI European Group BV
(d)
2.88% , 02/15/25 ............ EUR 4,879 5,184,754
Security
Par (000)
Par (000) Value
United States (continued)
6.25% , 05/15/28 ............ EUR 7,549 $ 8,486,948
Olin Corp.
5.13% , 09/15/27 ............ USD 500 488,437
5.00% , 02/01/30 ............ 200 189,800
Olympus Water US Holding Corp.
7.13% , 10/01/27
(a)
........... 3,940 3,979,896
9.63% , 11/15/28
(d)
........... EUR 8,056 9,308,727
9.75% , 11/15/28
(a)
........... USD 28,566 30,428,979
Oncor Electric Delivery Co. LLC ,
5.75%
,
03/15/29 ............ 9,586 9,911,943
OneMain Finance Corp.
7.13% , 03/15/26 ............ 625 636,341
9.00% , 01/15/29 ............ 575 610,139
7.88% , 03/15/30 ............ 5,150 5,312,591
4.00% , 09/15/30 ............ 150 128,377
OPENLANE, Inc. , 5.13%
,
06/01/25
(a)
. 117 115,131
Oracle Corp.
6.15% , 11/09/29 ............ 12,675 13,358,633
2.95% , 04/01/30 ............ 8,400 7,474,722
2.88% , 03/25/31 ............ 8,300 7,216,657
Organon & Co.
2.88% , 04/30/28
(d)
........... EUR 8,200 8,225,930
4.13% , 04/30/28
(a)
........... USD 1,125 1,048,378
5.13% , 04/30/31
(a)
........... 1,000 889,107
Outfront Media Capital LLC
(a)
5.00% , 08/15/27 ............ 294 282,963
4.25% , 01/15/29 ............ 2,025 1,834,606
4.63% , 03/15/30 ............ 427 382,947
Pacific Gas & Electric Co.
5.55% , 05/15/29 ............ 15,000 15,130,978
6.95% , 03/15/34 ............ 13,033 14,268,052
Pactiv Evergreen Group Issuer LLC ,
4.38%
,
10/15/28
(a)
........... 200 186,574
Pactiv Evergreen Group Issuer, Inc. ,
4.00%
,
10/15/27
(a)
........... 350 326,493
Palomino Funding Trust I , 7.23%
,
05/17/28
(a)
................ 4,440 4,657,193
Paramount Global
7.88% , 07/30/30 ............ 3,310 3,457,886
5.25% , 04/01/44 ............ 22,973 17,083,477
4.90% , 08/15/44 ............ 1,760 1,258,254
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... 19,102 17,649,753
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(a)
........... 9,502 8,836,117
PBF Holding Co. LLC , 7.88%
,
09/15/30
(a)
................ 1,625 1,685,561
PDC Energy, Inc. , 5.75%
,
05/15/26 .. 271 270,545
PennyMac Financial Services, Inc.
(a)
5.38% , 10/15/25 ............ 100 98,832
7.88% , 12/15/29 ............ 6,311 6,484,836
5.75% , 09/15/31 ............ 50 46,379
Penske Truck Leasing Co. LP , 5.55%
,
05/01/28
(a)
................ 10,000 10,107,157
Performance Food Group, Inc. , 4.25%
,
08/01/29
(a)
................ 1,025 939,323
Permian Resources Operating LLC
(a)
5.38% , 01/15/26 ............ 32,104 31,734,666
7.75% , 02/15/26 ............ 1,526 1,545,772
6.88% , 04/01/27 ............ 5,013 5,014,885
8.00% , 04/15/27 ............ 9,512 9,796,770
5.88% , 07/01/29 ............ 2,835 2,787,776
7.00% , 01/15/32 ............ 3,634 3,769,963

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Perrigo Finance Unlimited Co.
4.38% , 03/15/26 ............ USD 525 $ 510,854
4.65% , 06/15/30
(e)
........... 200 183,852
PG&E Corp.
5.00% , 07/01/28 ............ 450 433,378
5.25% , 07/01/30 ............ 100 95,023
Pilgrim's Pride Corp.
4.25% , 04/15/31 ............ 750 676,081
6.25% , 07/01/33 ............ 12,804 13,084,241
Pioneer, Inc. , 10.50%
,
11/18/30
(a) (b) (c)
. 30,583 30,470,100
Pitney Bowes, Inc. , 6.88%
,
03/15/27
(a)
30,040 27,429,906
Playtika Holding Corp. , 4.25%
,
03/15/29
(a)
................ 1,694 1,466,518
PNC Bank NA , 3.25%
,
01/22/28 .... 8,500 7,950,429
PNC Financial Services Group, Inc.
(The)
(b)
Series U , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.00%), 6.00%
(o)
... 13,149 12,853,778
(1-day SOFR + 1.84%), 5.58% ,
06/12/29 ............... 3,400 3,441,414
(1-day SOFR + 1.90%), 5.68% ,
01/22/35 ............... 6,145 6,200,970
Post Holdings, Inc.
(a)
5.63% , 01/15/28 ............ 350 343,846
4.63% , 04/15/30 ............ 925 849,157
4.50% , 09/15/31 ............ 2,500 2,248,730
Premier Entertainment Sub LLC
(a)
5.63% , 09/01/29 ............ 1,350 1,030,630
5.88% , 09/01/31 ............ 525 383,807
Prime Security Services Borrower LLC
(a)
5.75% , 04/15/26 ............ 450 448,687
3.38% , 08/31/27 ............ 125 114,816
6.25% , 01/15/28 ............ 425 416,321
Prologis Targeted US Logistics Fund
LP , 5.25%
,
04/01/29
(a)
......... 3,449 3,439,110
Public Service Electric & Gas Co.
4.65% , 03/15/33 ............ 3,000 2,924,049
5.20% , 03/01/34 ............ 18,125 18,337,699
Rand Parent LLC , 8.50%
,
02/15/30
(a)
16,557 16,395,735
Range Resources Corp.
4.88% , 05/15/25 ............ 400 397,343
8.25% , 01/15/29 ............ 400 416,081
Realty Income Corp. , 5.13%
,
07/06/34 EUR 6,300 7,415,300
Resorts World Las Vegas LLC
4.63% , 04/16/29
(d)
........... USD 4,000 3,627,960
4.63% , 04/06/31
(a)
........... 6,000 5,214,240
RHP Hotel Properties LP
4.75% , 10/15/27 ............ 836 804,910
7.25% , 07/15/28
(a)
........... 250 257,453
4.50% , 02/15/29
(a)
........... 350 326,813
RingCentral, Inc. , 8.50%
,
08/15/30
(a)
. 19,015 19,770,542
Rocket Mortgage LLC
(a)
2.88% , 10/15/26 ............ 16,542 15,283,533
3.63% , 03/01/29 ............ 5,455 4,907,021
3.88% , 03/01/31 ............ 926 806,730
4.00% , 10/15/33 ............ 100 84,709
Rockies Express Pipeline LLC
(a)
3.60% , 05/15/25 ............ 375 366,054
4.95% , 07/15/29 ............ 150 140,188
RTX Corp. , 2.15%
,
05/18/30 ...... EUR 14,800 14,653,728
Sabre GLBL, Inc.
(a)
8.63% , 06/01/27 ............ USD 16,414 14,403,648
11.25% , 12/15/27 ........... 10,062 9,443,271
Sally Holdings LLC , 6.75%
,
03/01/32 6,824 6,770,650
Security
Par (000)
Par (000) Value
United States (continued)
San Diego Gas & Electric Co. , 4.95%
,
08/15/28 ................. USD 9,007 $ 9,040,785
SBA Communications Corp.
3.88% , 02/15/27 ............ 450 427,990
3.13% , 02/01/29 ............ 2,700 2,382,765
SC Johnson & Son, Inc. , 3.35%
,
09/30/24
(a)
................ 1,210 1,195,410
SCIL IV LLC
(d)
4.38% , 11/01/26 ............ EUR 2,376 2,527,717
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 8.27% , 11/01/26
(b)
... 2,347 2,531,453
9.50% , 07/15/28 ............ 6,719 7,899,155
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ............ USD 575 520,371
4.38% , 02/01/32 ............ 500 431,069
Seagate HDD Cayman
4.88% , 06/01/27 ............ 200 194,654
8.25% , 12/15/29
(a)
........... 6,213 6,675,645
8.50% , 07/15/31
(a)
........... 5,057 5,464,913
9.63% , 12/01/32 ............ 14,005 15,955,868
Sealed Air Corp.
(a)
5.50% , 09/15/25 ............ 400 398,548
4.00% , 12/01/27 ............ 300 281,190
6.13% , 02/01/28 ............ 75 75,155
SeaWorld Parks & Entertainment, Inc. ,
8.75%
,
05/01/25
(a)
........... 310 310,290
Select Medical Corp. , 6.25%
,
08/15/26
(a)
................ 15,766 15,795,262
Sensata Technologies BV
(a)
5.00% , 10/01/25 ............ 450 444,483
4.00% , 04/15/29 ............ 250 228,272
Sensata Technologies, Inc. , 3.75%
,
02/15/31
(a)
................ 925 800,127
Service Corp. International
4.63% , 12/15/27 ............ 425 410,740
3.38% , 08/15/30 ............ 150 129,907
4.00% , 05/15/31 ............ 825 730,914
Service Properties Trust
4.50% , 03/15/25 ............ 2,878 2,811,791
7.50% , 09/15/25 ............ 8,374 8,486,882
4.95% , 02/15/27 ............ 525 485,602
5.50% , 12/15/27 ............ 1,793 1,709,159
3.95% , 01/15/28 ............ 1,100 941,421
4.38% , 02/15/30 ............ 525 400,748
8.63% , 11/15/31
(a)
........... 11,673 12,448,519
Silgan Holdings, Inc. , 3.25%
,
03/15/25 EUR 6,300 6,712,141
Sirius XM Radio, Inc.
(a)
5.00% , 08/01/27 ............ USD 1,856 1,785,625
4.00% , 07/15/28 ............ 3,800 3,476,510
5.50% , 07/01/29 ............ 898 855,310
4.13% , 07/01/30 ............ 900 786,751
3.88% , 09/01/31 ............ 700 583,670
Sitio Royalties Operating Partnership
LP , 7.88%
,
11/01/28
(a)
......... 5,259 5,439,389
Six Flags Entertainment Corp.
(a)
5.50% , 04/15/27 ............ 150 146,522
7.25% , 05/15/31 ............ 2,475 2,507,445
SM Energy Co. , 6.75%
,
09/15/26 ... 614 614,614
Solventum Corp.
(a)
5.45% , 02/25/27 ............ 5,999 6,019,716
5.45% , 03/13/31 ............ 94,196 93,952,517
5.60% , 03/23/34 ............ 71,578 71,812,087
5.90% , 04/30/54 ............ 39,629 39,531,436

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
01/19/27
(b) (c)
... USD 34,968 $ 30,859,271
Southern California Edison Co.
5.30% , 03/01/28 ............ 5,525 5,586,494
2.85% , 08/01/29 ............ 3,800 3,421,975
2.75% , 02/01/32 ............ 11,150 9,433,759
5.20% , 06/01/34 ............ 11,000 10,889,750
Southern Co. (The) , (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(b)
EUR 47,749 45,024,274
Southern Power Co. , 1.85%
,
06/20/26 5,500 5,701,443
Southwestern Energy Co.
5.38% , 02/01/29 ............ USD 350 339,932
5.38% , 03/15/30 ............ 150 144,369
4.75% , 02/01/32 ............ 375 345,209
Spectrum Brands, Inc. , 3.88%
,
03/15/31
(a)
................ 300 288,980
Spirit AeroSystems, Inc.
(a)
9.38% , 11/30/29 ............ 11,530 12,576,774
9.75% , 11/15/30 ............ 26,400 29,530,143
Sprint Spectrum Co. LLC
(a)
4.74% , 03/20/25 ............ 3,575 3,555,295
5.15% , 03/20/28 ............ 1,476 1,472,649
SS&C Technologies, Inc. , 5.50%
,
09/30/27
(a)
................ 675 659,986
Standard Industries, Inc.
(a)
5.00% , 02/15/27 ............ 334 323,989
4.75% , 01/15/28 ............ 310 295,858
4.38% , 07/15/30 ............ 600 539,127
3.38% , 01/15/31 ............ 575 482,117
Starwood Property Trust, Inc.
(a)
3.63% , 07/15/26 ............ 50 46,913
4.38% , 01/15/27 ............ 550 517,358
State Street Corp.
(b)
(1-day SOFR + 1.48%), 5.68% ,
11/21/29 ............... 10,000 10,269,777
(3-mo. CME Term SOFR + 1.26%),
6.59% , 06/15/47 .......... 58,948 50,252,841
Steel Dynamics, Inc. , 3.45%
,
04/15/30 16,450 15,091,148
Stem, Inc. , 0.50%
,
12/01/28
(a) (n)
.... 1,234 601,511
STL Holding Co. LLC , 8.75%
,
02/15/29
(a)
................ 4,671 4,793,801
Sun Country Airlines Pass-Through
Trusts , Series 2022-1A , 4.84%
,
03/15/31
(c)
................ 7,259 7,132,141
Sun Country, Inc. , Series 2019-1B ,
4.70%
,
12/15/25
(c)
........... 3,214 3,149,477
Sunoco LP
5.88% , 03/15/28 ............ 3,502 3,468,501
7.00% , 09/15/28
(a)
........... 575 587,505
4.50% , 04/30/30 ............ 7,111 6,511,691
Surgery Center Holdings, Inc. , 7.25%
,
04/15/32
(a)
................ 5,532 5,574,960
Tallgrass Energy Partners LP
(a)
6.00% , 03/01/27 ............ 50 49,221
5.50% , 01/15/28 ............ 700 674,438
7.38% , 02/15/29 ............ 525 528,138
6.00% , 09/01/31 ............ 400 373,300
Talos Production, Inc. , 9.38%
,
02/01/31
(a)
................ 2,440 2,601,182
Taylor Morrison Communities, Inc.
(a)
5.88% , 06/15/27 ............ 5,398 5,391,762
5.75% , 01/15/28 ............ 1,139 1,131,031
Security
Par (000)
Par (000) Value
United States (continued)
TEGNA, Inc.
4.75% , 03/15/26
(a)
........... USD 175 $ 171,571
4.63% , 03/15/28 ............ 1,533 1,402,166
5.00% , 09/15/29 ............ 525 470,628
Tempur Sealy International, Inc.
(a)
4.00% , 04/15/29 ............ 275 249,565
3.88% , 10/15/31 ............ 450 382,143
Tenet Healthcare Corp.
4.63% , 06/15/28 ............ 775 737,948
4.25% , 06/01/29 ............ 25,200 23,423,894
4.38% , 01/15/30 ............ 8,752 8,089,225
6.13% , 06/15/30 ............ 6,609 6,593,839
6.75% , 05/15/31
(a)
........... 575 585,482
Tenneco, Inc. , 8.00%
,
11/17/28
(a)
... 10,398 9,487,531
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 3,480 3,002,127
Texas Capital Bank NA , (1-mo. LIBOR
USD + 4.50%), 9.94%
,
09/30/24
(a) (b)
24,145 24,037,258
T-Mobile USA, Inc.
4.75% , 02/01/28 ............ 3,358 3,313,438
3.38% , 04/15/29 ............ 17,510 16,193,784
3.88% , 04/15/30 ............ 20,395 19,105,678
2.88% , 02/15/31 ............ 8,400 7,294,966
3.50% , 04/15/31 ............ 6,225 5,621,655
TransDigm, Inc.
7.50% , 03/15/27 ............ 100 100,083
6.75% , 08/15/28
(a)
........... 4,275 4,331,421
4.63% , 01/15/29 ............ 4,300 3,990,423
4.88% , 05/01/29 ............ 300 279,063
6.88% , 12/15/30
(a)
........... 475 484,213
Transocean Titan Financing Ltd. ,
8.38%
,
02/01/28
(a)
........... 2,888 3,005,573
Transocean, Inc. , 8.75%
,
02/15/30
(a)
. 2,729 2,845,254
Travel + Leisure Co.
6.63% , 07/31/26
(a)
........... 590 594,129
6.00% , 04/01/27
(e)
........... 125 124,940
4.50% , 12/01/29
(a)
........... 100 91,953
TRI Pointe Homes, Inc.
5.25% , 06/01/27 ............ 6,120 5,977,501
5.70% , 06/15/28 ............ 18 17,723
Truist Financial Corp.
(b)
Series P , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.61%), 4.95%
(o)
... 7,327 7,188,399
(1-day SOFR + 0.86%), 1.89% ,
06/07/29 ............... 11,500 9,982,262
(1-day SOFR + 2.45%), 7.16% ,
10/30/29 ............... 28,292 30,170,620
(1-day SOFR + 1.62%), 5.44% ,
01/24/30 ............... 4,423 4,417,841
Series Q , (10-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.35%), 5.10%
(o)
... 6,431 5,982,368
(1-day SOFR + 2.36%), 5.87% ,
06/08/34 ............... 8,225 8,325,846
(1-day SOFR + 1.92%), 5.71% ,
01/24/35 ............... 28,532 28,655,185
Uber Technologies, Inc.
(a)
7.50% , 09/15/27 ............ 850 870,407
6.25% , 01/15/28 ............ 300 301,227
Series 2028 , 0.88% , 12/01/28
(n)
.. 7,653 9,466,761
4.50% , 08/15/29 ............ 600 569,290

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
UGI International LLC , 2.50%
,
12/01/29
(d)
................ EUR 7,204 $ 6,954,231
United Airlines, Inc.
(a)
4.38% , 04/15/26 ............ USD 675 652,548
4.63% , 04/15/29 ............ 1,425 1,325,250
United Rentals North America, Inc.
5.50% , 05/15/27 ............ 525 523,449
4.88% , 01/15/28 ............ 350 340,604
5.25% , 01/15/30 ............ 2,600 2,536,073
3.75% , 01/15/32 ............ 525 458,317
United Wholesale Mortgage LLC
(a)
5.50% , 11/15/25 ............ 275 272,521
5.75% , 06/15/27 ............ 228 221,678
5.50% , 04/15/29 ............ 1,075 1,016,734
Uniti Group LP
(a)
10.50% , 02/15/28 ........... 16,673 17,285,371
4.75% , 04/15/28 ............ 2,450 2,139,158
Univision Communications, Inc.
(a)
6.63% , 06/01/27 ............ 350 342,312
8.00% , 08/15/28 ............ 10,530 10,727,554
4.50% , 05/01/29 ............ 4,000 3,574,617
7.38% , 06/30/30 ............ 150 148,326
US Bancorp
(b)
Series J , (3-mo. CME Term SOFR +
3.18%), 5.30%
(o)
.......... 10,856 10,393,599
(1-day SOFR + 0.73%), 2.22% ,
01/27/28 ............... 14,000 12,913,581
(1-day SOFR + 1.56%), 5.38% ,
01/23/30 ............... 3,172 3,186,011
(1-day SOFR + 2.26%), 5.84% ,
06/12/34 ............... 8,225 8,383,362
(1-day SOFR + 1.86%), 5.68% ,
01/23/35 ............... 10,180 10,279,046
US Foods, Inc.
(a)
6.88% , 09/15/28 ............ 650 665,377
4.63% , 06/01/30 ............ 50 46,385
7.25% , 01/15/32 ............ 1,400 1,457,021
USA Compression Partners LP
6.88% , 04/01/26 ............ 400 399,540
6.88% , 09/01/27 ............ 175 175,416
Vantage Drilling International , 9.50%
,
02/15/28
(a)
................ 9,053 9,143,530
Venture Global Calcasieu Pass LLC
(a)
6.25% , 01/15/30 ............ 2,850 2,867,279
3.88% , 11/01/33 ............ 225 191,161
Venture Global LNG, Inc. , 8.13%
,
06/01/28
(a)
................ 3,047 3,108,507
Verizon Communications, Inc.
4.07% , 06/18/24 ............ GBP 841 1,058,216
1.13% , 11/03/28 ............ 3,266 3,549,265
3.15% , 03/22/30 ............ USD 12,450 11,256,380
1.68% , 10/30/30 ............ 13,225 10,774,729
1.13% , 09/19/35 ............ EUR 1,823 1,519,549
Viasat, Inc.
(a)
5.63% , 04/15/27 ............ USD 5,311 5,029,254
7.50% , 05/30/31 ............ 3,628 2,628,805
VICI Properties LP
3.50% , 02/15/25
(a)
........... 12,437 12,164,087
4.50% , 09/01/26
(a)
........... 434 420,962
4.25% , 12/01/26
(a)
........... 544 523,038
5.75% , 02/01/27
(a)
........... 4,802 4,795,936
3.75% , 02/15/27
(a)
........... 327 309,915
3.88% , 02/15/29
(a)
........... 5,000 4,601,842
4.63% , 12/01/29
(a)
........... 5,361 5,070,030
4.95% , 02/15/30 ............ 7,775 7,518,850
Security
Par (000)
Par (000) Value
United States (continued)
4.13% , 08/15/30
(a)
........... USD 5,000 $ 4,546,531
Vistra Operations Co. LLC
(a)
5.50% , 09/01/26 ............ 17 16,737
5.00% , 07/31/27 ............ 6,026 5,835,135
7.75% , 10/15/31 ............ 9,385 9,828,723
Vital Energy, Inc. , 7.88%
,
04/15/32
(a)
. 3,060 3,108,556
Walgreens Boots Alliance, Inc.
3.45% , 06/01/26 ............ 375 357,637
3.20% , 04/15/30 ............ 450 391,113
Warnermedia Holdings, Inc. , 6.41%
,
03/15/26 ................. 9,938 9,938,170
Washington Mutual Bank
(c)(f)(r)
0.00% , 09/21/17
(b)
........... 25,126 2
0.00% , 09/21/17
(m)
.......... 15,753 2
Washington Mutual Escrow Bonds
(c)(f)(r)
0.00% , 11/06/09 ............ 45,161 451,610
0.00% , 09/19/17
(m)
.......... 2,631 —
Washington Mutual, Inc. , 0.00%
,
10/03/17
(b) (c) (f) (r)
.............. 14,745 1
Weekley Homes LLC , 4.88%
,
09/15/28
(a)
................ 3,099 2,865,021
Wells Fargo & Co.
2.00% , 07/28/25
(d)
........... GBP 9,000 10,900,432
2.00% , 04/27/26
(d)
........... EUR 13,000 13,560,849
(1-day SOFR + 1.51%), 3.53% ,
03/24/28
(b)
.............. USD 6,000 5,710,736
(Sterling Overnight Index Average +
1.28%), 3.47% , 04/26/28
(b) (d)
.. GBP 11,300 13,564,441
(1-day SOFR + 1.74%), 5.57% ,
07/25/29
(b)
.............. USD 8,377 8,476,286
(1-day SOFR + 1.79%), 6.30% ,
10/23/29
(b)
.............. 33,924 35,333,205
(3-mo. CME Term SOFR + 1.43%),
2.88% , 10/30/30
(b)
......... 35,265 31,174,047
(3-mo. CME Term SOFR + 1.26%),
2.57% , 02/11/31
(b)
......... 10,000 8,620,146
(1-day SOFR + 1.99%), 5.56% ,
07/25/34
(b)
.............. 20,000 20,077,235
(1-day SOFR + 1.78%), 5.50% ,
01/23/35
(b)
.............. 38,063 38,152,611
Welltower OP LLC
4.25% , 04/15/28 ............ 18,125 17,572,671
2.80% , 06/01/31 ............ 2,000 1,715,701
2.75% , 01/15/32 ............ 15,000 12,568,220
Western Digital Corp. , 4.75%
,
02/15/26 800 781,507
Williams Cos., Inc. (The) , 4.90%
,
03/15/29 ................. 10,000 9,933,779
WMG Acquisition Corp.
3.88% , 07/15/30
(a)
........... 550 487,288
2.25% , 08/15/31
(d)
........... EUR 2,330 2,174,368
Wynn Las Vegas LLC , 5.25%
,
05/15/27
(a)
................ USD 600 587,651
Wynn Resorts Finance LLC , 5.13%
,
10/01/29
(a)
................ 3,138 2,972,786
Xerox Holdings Corp.
(a)
5.00% , 08/15/25 ............ 5,156 5,087,606
5.50% , 08/15/28 ............ 700 637,329
8.88% , 11/30/29 ............ 5,114 5,209,950
XHR LP
(a)
6.38% , 08/15/25 ............ 2,385 2,388,029
4.88% , 06/01/29 ............ 2,636 2,440,588
Yum! Brands, Inc.
3.63% , 03/15/31 ............ 2,150 1,902,593
5.38% , 04/01/32 ............ 250 241,914

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc. , 4.00%
,
03/01/27
(a)
................ USD 5,174 $ 4,258,942
5,605,738,074
Vietnam — 0.0%
Vinpearl JSC , 3.25%
,
09/21/26
(d) (n)
.. 1,800 1,680,752
Zambia — 0.0%
First Quantum Minerals Ltd. , 9.38%
,
03/01/29
(a)
................ 6,298 6,533,419
Total Corporate Bonds — 38.1%
(Cost: $ 14,089,828,870 ) ........................... 14,073,217,420
Fixed Rate Loan Interests
India — 0.1%
Vedanta Holdings Mauritius II Ltd., Term
Loan , 18.00%
,
04/17/26
(c)
...... 38,773 38,773,000
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan ,
0.00%
,
11/09/29
(c)
........... GBP 161 2,032
Spain — 0.1%
Findango Finance SL, Term Loan ,
01/01/38
(s)
................ EUR 20,000 21,577,000
United States — 0.3%
AMF MF Portfolio, Term Loan ,
6.67%
,
11/06/28
(c)
........... USD 4,446 4,448,727
CML ST Regis Aspen, Term Loan ,
7.27%
,
02/07/25
(c)
........... 58,433 58,440,987
Level 3 Financing, Inc., Term Loan B1 ,
11.89%
,
04/15/29 ........... 2,870 2,845,353
Level 3 Financing, Inc., Term Loan B2 ,
11.89%
,
04/15/30
(c)
.......... 2,892 2,869,843
OD Intermediate SUBI Holdco II LLC,
Term Loan , 10.00%
,
04/01/26
(c)
.. 26,871 26,010,676
94,615,586
Total Fixed Rate Loan Interests — 0.5%
(Cost: $ 155,653,546 ) ............................. 154,967,618
Floating Rate Loan Interests
Australia — 0.0%
Voyage Australia Pty Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
9.08%
,
07/20/28
(b) (j)
.......... 992 993,607
Austria — 0.0%
INNIO Group Holding GmbH, Facility
Term Loan B , 11/02/28
(b) (s)
...... EUR 3,000 3,241,502
Belgium — 0.0%
Finco Utilitas BV. Facility Term Loan B ,
09/26/24
(b) (s)
............... 3,000 3,228,005
Security
Par (000)
Par (000) Value
Canada — 0.0%
(b)(j)
Air Canada, Term Loan B , (3-mo.
CME Term SOFR + 2.50%),
7.83%
,
03/14/31 ............ USD 597 $ 597,376
Husky Injection Molding Systems Ltd.,
Term Loan B , 02/01/29
(s)
....... 454 454,942
Ontario Gaming GTA LP, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
9.56%
,
08/01/30 ............ 413 414,221
WestJet Loyalty LP, Term Loan , (1-
mo. CME Term SOFR + 3.75%),
9.07%
,
02/14/31 ............ 952 951,210
2,417,749
Colombia — 0.1%
Ecopetrol SA, Term Loan , (1-mo.
CME Term SOFR + 0.00%),
10.11%
,
09/06/30
(b) (c)
......... 27,200 28,016,000
European Union — 0.0%
Casavo Theta Refinancing DAC,
Facility Term Loan , (1-mo. EURIBOR
+ 3.35%), 7.21%
,
05/12/26
(b) (c)
... EUR 1,325 1,428,041
Finland — 0.0%
(b)(s)
Mehilainen Yhtiot Oy, Term Loan ,
08/08/28 ................. 6,506 7,010,295
Spa Holdings 3 Oy, Facility Term Loan
B , 02/04/28 ................ 3,000 3,202,501
10,212,796
France — 0.1%
(b)
Altice France SA, Term Loan B14 ,
08/15/28
(s)
................ 4,500 3,753,411
Banijay Entertainment SAS, Facility
Term Loan B2 , 03/01/28
(s)
...... 3,000 3,231,048
Bidco SB, Facility Term Loan B ,
11/16/28
(s)
................. 3,000 3,203,084
Casper Bidco SAS, Term Loan ,
03/03/31
(s)
................ 3,000 3,219,202
Circet Europe, Facility Term Loan B ,
10/13/28
(s)
................ 3,000 3,153,630
Financiere Mendel, Facility Term Loan
B , 11/08/30
(s)
............... 3,000 3,237,909
Galileo Global Education Operations
SAS, Facility Term Loan B ,
07/14/28
(s)
................ 3,000 3,197,550
Holding Socotec, Facility Term Loan B ,
06/02/28
(s)
................ 3,241 3,454,502
Parts Europe, Facility Term Loan B ,
02/03/31
(s)
................ 3,000 3,228,459
SAM Bidco, Facility Term Loan B6 ,
12/13/27
(s)
................ 3,000 3,238,168
Tarkett Participation, Facility Term
Loan B , (6-mo. EURIBOR + 3.70%),
7.58%
,
04/21/28 ............ 4,888 5,177,900
ZF Invest, Facility Term Loan B ,
07/12/28
(s)
................ 3,000 3,162,983
41,257,846
Germany — 0.1%
(b)
Athena BidCo GmbH, Term Loan ,
03/20/29
(s)
................ 1,818 1,961,546
BK LC Lux SPV SARL, Facility Term
Loan B , 04/28/28
(j) (s)
.......... USD 421 421,250

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Cheplapharm Arzneimittel GmbH,
Facility Term Loan B , 02/22/29
(s)
.. EUR 3,000 $ 3,239,981
IFCO Management GmbH, Facility
Term Loan BB , 11/29/29
(s)
...... 2,500 2,697,637
Minimax Viking GmbH, Facility
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
8.19%
,
07/31/28
(j)
........... USD 999 999,830
Rain Carbon Inc., Term Loan ,
10/31/28
(c) (s)
............... EUR 3,000 3,204,184
Techem Verwaltungsgesellschaft 675
mbH, Term Loan B , 07/15/29
(s)
... 3,000 3,227,693
Tele Columbus AG, Facility Term Loan
A3 , (6-mo. EURIBOR + 3.50%),
7.39%
,
10/15/24 ............ 12,300 8,702,769
TK Elevator Midco GmbH, Facility
Term Loan B1 , (6-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
9.08%
,
07/30/27
(j)
........... USD 995 997,912
TK Elevator Midco GmbH, Facility Term
Loan B2 , 04/30/30
(s)
.......... EUR 6,138 6,604,088
Wittur Holding GmbH, Facility Term
Loan B , (3-mo. EURIBOR + 0.00%),
9.36%
,
09/04/28 ............ 4,144 3,976,387
36,033,277
Ireland — 0.1%
Promontoria Beech DAC, Term
Loan , (1-mo. EURIBOR + 0.00%),
7.61%
,
01/01/28
(b) (c)
.......... 31,121 33,491,138
Jersey, Channel Islands — 0.1%
(b)(c)
New Look Corp. Ltd., Term Loan ,
(6-mo. LIBOR USD + 0.00%),
16.50%
,
11/10/27 ........... GBP 272 206,073
Vita Global FinCo Ltd., Additional
Facility Term Loan , (6-mo. SONIA +
7.00%), 12.21%
,
07/06/27 ...... 7,341 8,929,812
Vita Global FinCo Ltd., Facility Term
Loan B , (6-mo. EURIBOR + 7.00%),
10.72%
,
07/06/27 ........... EUR 12,235 12,721,583
21,857,468
Luxembourg — 0.1%
(b)
AI Convoy (Luxembourg) SARL, Facility
Term Loan B , 01/18/27
(s)
....... 3,000 3,216,678
AI Sirona (Luxembourg) Acquisition
SARL, Facility Term Loan B3 ,
09/30/28
(s)
................ 3,000 3,229,915
Allied Universal Holdco LLC, Term
Loan , 05/12/28
(s)
............ 2,992 3,177,040
Altice Financing SA, Term Loan ,
(3-mo. EURIBOR + 5.00%),
8.94%
,
10/31/27 ............ 4,532 4,386,050
Cidron Aida Finco SARL, Facility Term
Loan B , 05/29/28
(s)
........... 2,000 2,158,239
Claudius Finance Parent SARL, Term
Loan , 07/10/28
(s)
............ 3,000 3,230,886
EURO Parfums Fze, Term Loan A ,
(3-mo. CME Term SOFR + 0.00%),
12.21%
,
04/12/28
(c)
.......... USD 10,561 10,402,585
Jazz Pharmaceuticals plc, Term Loan
B1 , (1-mo. CME Term SOFR at
0.50% Floor + 0.00%), 0.00% -
8.44%
,
05/05/28
(j)
........... 992 996,466
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Radar Bidco SARL, Term Loan ,
03/26/31
(c) (s)
............... EUR 2,258 $ 2,423,933
Rainbow UK Holdco Ltd., Facility
Term Loan B2 , (6-mo. EURIBOR +
3.25%), 7.16%
,
02/24/29 ...... 5,600 5,918,191
Telenet International Finance SARL,
Term Loan , (1-mo. EURIBOR +
2.25%), 6.11%
,
04/30/29 ....... 3,000 3,152,335
Tipico Co. Ltd, Term Loan B , 05/22/28
(s)
2,900 3,091,059
Wittur Holding GmbH, Facility Term
Loan A , (6-mo. EURIBOR + 0.00%),
6.00%
,
12/29/28 ............ 3,699 1,333,462
46,716,839
Netherlands — 0.1%
(b)
Bach Finance Ltd., Term Loan ,
01/31/28
(s)
................ 3,000 3,240,337
Barentz Midco BV, Facility Term Loan
B , (3-mo. EURIBOR + 4.00%),
0.00%
,
11/30/27 ............ 3,000 3,237,456
Bock Capital Bidco BV, Facility Term
Loan B , (3-mo. EURIBOR + 3.50%),
7.40%
,
06/29/28 ............ 3,000 3,183,956
Boels Topholding BV, Facility Term Loan
B2 , (1-mo. EURIBOR + 3.25%),
7.10% - 7.14%
,
02/06/27 ...... 3,017 3,244,832
Flutter Entertainment plc, Term Loan B ,
(3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.56%
,
11/25/30
(j)
. USD 948 947,113
Median BV, Facility Term Loan B1 ,
(3-mo. EURIBOR + 4.93%),
8.83%
,
10/14/27 ............ EUR 6,100 6,366,379
Odido Holding BV, Facility Term Loan B ,
03/30/29
(s)
................ 3,000 3,226,258
Peer Holding III BV, Facility Term Loan
B4 , 8.56%
,
10/28/30
(j)
......... USD 799 799,999
Peer Holding III BV, Term Loan B3 ,
09/29/28
(s)
................ EUR 3,000 3,237,554
Pegasus BidCo BV, Term Loan , (3-mo.
EURIBOR at 0.50% Floor + 3.75%),
7.65%
,
07/12/29 ............ 3,000 3,222,212
Stage Entertainment BV, Facility Term
Loan B2 , 06/02/26
(s)
.......... 3,208 3,439,139
Ziggo BV, Facility Term Loan H ,
01/31/29
(s)
................ 3,000 3,114,014
37,259,249
Spain — 0.2%
(b)
Lorca Holdco Ltd., Term Loan B2 ,
(6-mo. EURIBOR + 4.20%),
8.10%
,
09/17/27 ............ 12,800 13,794,780
PAX Holdco SLU, Term Loan B , (1-
mo. CME Term SOFR + 0.00%),
0.00%
,
12/31/29 ............ 8,528 9,031,440
Promontoria Challenger I SA ,
(1-mo. EURIBOR + 3.25%),
7.14%
,
07/15/24
(c)
........... 26,383 28,392,602
Sirocco Lux SA, Facility Term Loan
A , (3-mo. EURIBOR + 0.00%),
7.88%
,
01/01/28
(c)
........... 31,628 34,122,305
85,341,127

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.0%
(b)(s)
Platea (BC) Bidco AB, Delayed Draw
Term Loan , 04/02/31 ......... EUR 500 $ 535,153
Platea (BC) Bidco AB, Facility Term
Loan B , 04/02/31 ............ 2,500 2,675,764
Quimper AB, Facility Term Loan B1 ,
02/16/26 ................. 3,000 3,209,686
6,420,603
United Kingdom — 0.5%
BCP V Modular Services Holdings
IV Ltd., Facility Term Loan B ,
12/15/28
(b) (s)
............... 3,000 3,204,508
Bellis Acquisition Co. PLC, Facility Term
Loan B , 02/16/26
(b) (s)
.......... 3,000 3,198,682
CD&R Firefly Bidco Ltd., Term Loan B6 ,
03/01/29
(b) (s)
............... GBP 5,875 7,354,253
CML Project Horizons, Term
Loan , (3-mo. SONIA + 4.34%),
8.97%
,
04/12/28
(b) (c)
.......... 30,990 38,956,710
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at
1.00% Floor + 3.50%),
8.83% , 12/11/26
(b) (j)
........ USD 15,525 15,498,480
Eagle Bidco Ltd., Facility Term Loan B ,
03/20/28
(b) (s)
............... EUR 3,000 3,184,280
Emerald 2 Ltd., 1st Lien Term Loan
B , (3-mo. EURIBOR + 3.75%),
7.65%
,
07/12/28
(b)
........... 3,000 3,228,459
Entain plc, Facility Term Loan B3 ,
06/30/28
(b) (s)
............... 3,000 3,237,780
HNVR Holdco Ltd., Facility Term Loan
C , 09/12/27
(b) (s)
............. 3,000 3,227,002
Ineos Finance plc, Term Loan ,
02/07/31
(b) (s)
............... 3,000 3,218,749
Ineos Quattro Holdings UK Ltd., Term
Loan B , (1-mo. EURIBOR + 4.50%),
8.33%
,
04/02/29
(b)
........... 10,295 10,960,653
Ineos US Finance LLC, Term Loan ,
(1-mo. EURIBOR at 0.50% Floor +
4.00%), 7.83%
,
11/08/27
(b)
..... 9,036 9,717,612
Inspired Finco Holdings Ltd., Facility
Term Loan B5 , 02/28/31
(b) (s)
..... 3,472 3,735,628
Market Bidco Ltd., Facility Term Loan
B1 , 11/04/27
(b) (s)
............. 3,000 3,138,839
Mercia, Term Loan A1 , (3-mo. SONIA +
2.40%), 7.62%
,
04/09/25
(b) (c)
.... GBP 9,371 11,751,435
Mercia, Term Loan A2 , (3-mo. SONIA +
2.40%), 7.62%
,
04/09/25
(b) (c)
.... 28,574 35,831,407
Mercia, Term Loan B1 , (3-mo. SONIA +
0.00%), 7.62%
,
04/09/25
(b) (c)
.... 1,646 2,064,008
Seashell Bidco SL, Facility Term Loan
B , (6-mo. EURIBOR + 0.00%),
0.00% - 10.70%
,
10/10/29
(b) (c)
... EUR 2,270 2,424,526
Virgin Media SFA Finance Ltd., Facility
Term Loan M , (1-mo. SONIA +
3.25%), 8.50%
,
11/15/27
(b)
..... GBP 5,100 6,362,425
VMED O2 UK Holdco 4 Ltd., Facility
Term Loan Z , 10/15/31
(b) (s)
...... EUR 3,000 3,180,946
173,476,382
United States — 2.5%
ABG Intermediate Holdings 2 LLC, 1st
Lien Term Loan B1 , 12/21/28
(b) (j) (s)
. USD 995 998,123
Action Environmental Group, Inc.,
(The), Delayed Draw Term Loan ,
10/24/30
(b) (c) (j) (s)
............. 43 42,995
Security
Par (000)
Par (000) Value
United States (continued)
Action Environmental Group, Inc.,
(The), Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.82%
,
10/24/30
(b) (c) (j)
......... USD 530 $ 529,989
Adeia, Inc., Term Loan B , (1-mo.
CME Term SOFR + 3.50%),
8.94%
,
06/08/28
(b) (j)
.......... 869 869,287
ADMI Corp., Term Loan , 12/23/27
(b) (j) (s)
497 478,776
AHP Health Partners, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.94%
,
08/24/28
(b) (j)
992 993,607
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(1-mo. CME Term SOFR + 3.75%),
9.19% , 02/02/26 .......... 8,269 7,952,474
(1-mo. CME Term SOFR + 4.75%),
10.19% , 02/02/26
(c)
........ 3,248 3,175,256
AlixPartners LLP, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
2.50%), 7.94%
,
02/04/28
(b) (j)
..... 618 618,720
Allied Universal Holdco LLC, Term
Loan
(b)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.18% , 05/12/28 7,313 7,300,891
(1-mo. CME Term SOFR at
0.50% Floor + 4.75%),
10.08% , 05/12/28
(j)
........ 498 498,475
Allspring Buyer LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
11/01/28
(b) (j)
..... 992 990,857
Alorica, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.50% Floor +
6.88%), 12.21%
,
12/21/27
(b) (c)
... 21,369 20,834,933
Altar BidCo, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
02/01/30
(b)
23,428 23,091,144
Alterra Mountain Co., Term Loan B ,
05/31/30
(b) (c) (j) (s)
............. 161 161,604
Amer Sports Co., Term Loan , (3-mo.
CME Term SOFR + 3.25%),
8.58%
,
02/17/31
(b) (j)
.......... 387 387,000
American Airlines, Inc., Term Loan ,
(6-mo. CME Term SOFR + 3.50%),
8.77%
,
06/04/29
(b) (j)
.......... 1,000 1,002,500
American Auto Auction Group LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.46%
,
12/30/27
(b)
.......... 3,169 3,141,468
American Axle & Manufacturing, Inc.,
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.92%
,
12/13/29
(b) (j)
.......... 975 975,838
American Rock Salt Co. LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.44%
,
06/09/28
(b)
........... 2,327 2,017,833
Amynta Agency Borrower, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR
+ 4.25%), 9.55%
,
02/28/28
(b) (j)
... 549 550,959
AppLovin Corp., Term Loan , (1-mo.
CME Term SOFR + 2.50%),
7.83%
,
10/25/28
(b) (j)
.......... 997 996,355

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Arcline FM Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.32%
,
06/23/28
(b) (j)
......... USD 466 $ 465,806
Arsenal AIC Parent LLC, Term Loan B ,
(1-mo. CME Term SOFR + 3.75%),
9.08%
,
08/18/30
(b) (j)
.......... 460 460,727
Avaya, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor +
1.50%), 6.83%
,
08/01/28
(b)
..... 91 80,670
Bakelite US Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.46%
,
05/29/29
(b)
15,082 15,073,006
Baldwin Risk Partners LLC, Term
Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.94%
,
10/14/27
(b) (j)
.......... 402 401,065
Bally's Corp., Facility Term Loan B
(3-mo. CME Term SOFR at
0.50% Floor + 3.25%),
8.83% , 10/02/28
(b) (j)
........ 30,762 28,848,668
Barnes Group Inc., Term Loan , (1-mo.
CME Term SOFR + 2.50%), 0.00% -
7.83%
,
08/30/30
(b) (j)
.......... 497 497,003
Barracuda Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.81%
,
08/15/29
(b) (j)
.......... 997 990,742
Bausch + Lomb Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
05/10/27
(b) (j)
992 979,523
BCPE North Star US Holdco 2, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.44%
,
06/09/28
(b)
........... 10,003 9,321,828
Bleriot U.S. Bidco, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.57%
,
10/30/28
(b) (j)
.......... 481 482,891
Boost Newco Borrower LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.31%
,
01/31/31
(b) (j)
.......... 622 623,686
Boxer Parent Co., Inc., Term Loan
(b)
8.33% , 12/29/28 ............ EUR 9,576 10,322,493
(1-mo. CME Term SOFR + 4.25%),
9.58% , 12/29/28
(j)
......... USD 532 534,661
Brand Industrial Services, Inc.,
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 5.50%),
10.81%
,
08/01/30
(b) (j)
......... 1,093 1,096,214
Caesars Entertainment, Inc., Term Loan
B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.66%
,
02/06/30
(b) (j)
995 996,636
Caesars Entertainment, Inc., Term
Loan B1 , (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
8.04%
,
02/06/31
(b) (j)
.......... 361 361,000
Calpine Construction Finance Co. LP,
Term Loan , (1-mo. CME Term SOFR
+ 2.25%), 7.58%
,
07/31/30
(b) (j)
... 1,215 1,213,064
Cambrex Corp., 1st Lien Term Loan B2 ,
8.93%
,
12/04/26
(b) (j)
.......... 1,000 972,233
Security
Par (000)
Par (000) Value
United States (continued)
Camelot US Acquisition LLC, Term
Loan , (1-mo. CME Term SOFR +
2.75%), 8.08%
,
01/31/31
(b) (j)
..... USD 936 $ 935,391
Carnival Corp., Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 8.32%
,
08/09/27
(b) (j)
..... 651 651,490
Carnival Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
10/18/28
(b) (j)
..... 298 297,778
Cast & Crew LLC, Facility 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.08%
,
12/29/28
(b) (j)
.......... 971 970,707
Catalent Pharma Solutions, Inc.,
Term Loan B4 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.33%
,
02/22/28
(b) (c) (j)
......... 786 786,982
Central Parent LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR +
4.00%), 9.31%
,
07/06/29
(b) (j)
..... 997 1,000,031
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.07%
,
02/23/29
(b) (c) (j)
........ 383 383,957
Charter Next Generation, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.83%
,
12/01/27
(b) (j)
.......... 995 996,344
Chemours Co. (The), Term Loan
B3 , (1-mo. EURIBOR + 4.00%),
7.83%
,
08/18/28
(b)
........... EUR 10,000 10,624,407
Chemours Co., (The), Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.83%
,
08/18/28
(b) (j)
USD 922 917,753
CHG Healthcare Services, Inc., 1st Lien
Term Loan
(b)(j)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.69% , 09/29/28 992 992,367
(3-mo. CME Term SOFR at
0.50% Floor + 3.75%), 9.08% -
9.09% , 09/29/28 .......... 306 306,808
Chobani LLC, Term Loan
(b)(j)
(1-mo. CME Term SOFR at 1.00%
Floor + 3.50%), 8.94% , 10/25/27 497 498,253
(1-mo. CME Term SOFR + 3.75%),
9.08% , 10/25/27 .......... 511 513,274
Chromalloy Corp, Term Loan ,
03/21/31
(b) (j) (s)
............... 373 371,445
Citadel Securities LP, Term Loan ,
07/29/30
(b) (j) (s)
............... 998 996,243
City Brewing Co. LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
9.08%
,
04/05/28
(b)
........... 3,897 2,991,701
Cloud Software Group, Inc., 1st Lien
Term Loan , 03/21/31
(b) (j) (s)
...... 378 375,403
Cloud Software Group, Inc., 1st Lien
Term Loan B , 03/30/29
(b) (s)
...... EUR 3,000 3,226,258
CML Hyatt Lost Pines, Term Loan ,
(1-mo. CME Term SOFR at 1.00%
Floor + 3.55%), 8.87%
,
09/09/26
(b) (c)
USD 25,700 25,305,538
CML La Quinta Resort, Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
0.00% - 8.43%
,
12/09/26
(b) (c)
.... 23,000 22,441,896

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CML Lake Tahoe Resort Hotel, Term
Loan , (1-mo. CME Term SOFR +
2.90%), 8.34%
,
10/25/26
(b) (c)
.... USD 19,245 $ 18,615,142
CML Terranea Resort, Term Loan ,
(1-mo. CME Term SOFR + 4.35%),
9.68%
,
01/01/28
(b) (c)
.......... 16,500 16,498,556
CML Trigrams, Term Loan , (1-mo.
CME Term SOFR + 2.86%),
8.18%
,
09/15/24
(b) (c)
.......... 18,861 18,856,759
CNT Holding I Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.82%
,
11/08/27
(b) (j)
.......... 514 514,355
Cobham Ultra SeniorCo SARL, Facility
Term Loan B , (6-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
9.01%
,
08/03/29
(b) (j)
.......... 995 975,733
Colorado Plaza, Term Loan , (1-mo.
CME Term SOFR + 2.86%),
0.00%
,
05/15/24
(b) (c) (f) (r)
........ 15,894 2,064,948
Conair Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.19%
,
05/17/28
(b)
........... 2,279 2,255,191
ConnectWise LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.50%), 9.06%
,
09/29/28
(b)
..... 10,055 10,045,692
Core & Main LP, Term Loan C , (3-
mo. CME Term SOFR + 2.25%),
7.56%
,
02/09/31
(b) (j)
.......... 768 765,120
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw Term Loan ,
(3-mo. CME Term SOFR + 8.75%),
1.00% - 14.08%
,
07/31/28
(b) (c)
... 63,783 63,387,545
Cornerstone Building Brands, Inc.,
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.68%
,
04/12/28
(b)
........... 12,061 11,971,003
Cotiviti Holdings, Inc., Term Loan
02/24/31
(b) (j) (s)
.............. 8,687 8,665,282
Covanta Holding Corp., Term Loan B ,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.07%
,
11/30/28
(b) (j)
1,882 1,878,503
Covanta Holding Corp., Term Loan C ,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.07%
,
11/30/28
(b) (j)
103 102,650
CPM Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
09/28/28
(b) (j)
..... 312 312,330
Creative Artists Agency LLC, Term
Loan B , (1-mo. CME Term SOFR +
3.50%), 8.83%
,
11/27/28
(b) (j)
..... 271 270,938
Crocs, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor +
2.25%), 7.55% - 7.58%
,
02/20/29
(b) (j)
686 687,608
Cushman & Wakefield US Borrower
LLC, Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
9.33%
,
01/31/30
(b) (c) (j)
......... 998 998,747
Dayforce, Inc., Term Loan , (1-mo.
CME Term SOFR + 2.50%),
7.83%
,
03/03/31
(b) (j)
.......... 261 260,512
Security
Par (000)
Par (000) Value
United States (continued)
Derby Buyer LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
4.25%), 9.58%
,
11/01/30
(b) (j)
..... USD 521 $ 523,767
DirecTV Financing LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.44%
,
08/02/27
(b)
3,747 3,748,592
DirecTV Financing LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 10.69%
,
08/02/29
(b) (j)
925 923,818
Discovery Purchaser Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.38%),
9.68%
,
10/04/29
(b) (j)
.......... 277 276,883
DRI Holding, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.68%
,
12/21/28
(b)
6,188 5,781,682
Dun & Bradstreet Corp. (The), Term
Loan B2 , (1-mo. CME Term SOFR +
2.75%), 8.08%
,
01/18/29
(b) (j)
..... 995 994,260
Dynasty Acquisition Co., Inc., Term
Loan B1 , (1-mo. CME Term SOFR +
3.50%), 8.83%
,
08/24/28
(b) (j)
..... 645 645,935
Dynasty Acquisition Co., Inc., Term
Loan B2 , (1-mo. CME Term SOFR +
3.50%), 8.83%
,
08/24/28
(b) (j)
..... 249 249,056
ECL Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.08%
,
09/03/30
(b)
18,755 18,806,331
EIS Group, Ltd., Term Loan
(b)(c)
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 12.33% , 07/10/28 28,919 28,195,612
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 12.33% , 07/10/28 2,892 2,819,561
Elanco Animal Health, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
0.00% - 7.18%
,
08/01/27
(b) (j)
..... 994 990,359
Electron Bidco, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.44%
,
11/01/28
(b) (j)
.......... 995 996,476
Element Materials Technology Group
US Holdings, Inc., Delayed Draw 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
9.66%
,
07/06/29
(b) (j)
.......... 314 313,938
Element Materials Technology Group
US Holdings, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.66%
,
07/06/29
(b) (j)
681 680,199
Ellucian Holdings, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.93%
,
10/09/29
(b) (j)
.......... 990 994,162
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B ,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.74%
,
12/29/27
(b) (c)
7,588 6,828,885
Ensemble RCM LLC, Term Loan B ,
(3-mo. CME Term SOFR + 3.00%),
8.32%
,
08/01/29
(b) (j)
.......... 979 980,841
EP Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.07%
,
11/06/28
(b) (j)
992 984,218

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Fertitta Entertainment LLC, Term Loan
B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.08%
,
01/27/29
(b)
USD 14,855 $ 14,882,471
First Advantage Holdings LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
01/31/27
(b) (j)
1,000 997,190
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 9.06%
,
03/30/27
(b) (c)
EUR 6,751 7,274,058
Fleet Midco I Ltd, Facility Term Loan B ,
(1-mo. CME Term SOFR + 3.25%),
8.58%
,
02/10/31
(b) (c) (j)
......... USD 478 478,000
Flexera Software LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.19%
,
03/03/28
(b) (j)
.......... 992 993,766
Flexsys Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.82%
,
11/01/28
(b)
.......... 4,464 4,354,177
Flutter Entertainment plc, Term Loan ,
07/21/26
(b) (s)
............... EUR 3,000 3,233,411
Focus Financial Partners LLC, Term
Loan B7 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
8.08%
,
06/30/28
(b) (j)
.......... USD 995 991,275
Fortrea Holdings, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.08%
,
07/01/30
(b) (j)
995 997,475
Foundation Building Materials, Inc.,
Term Loan , (3-mo. CME Term SOFR
+ 4.00%), 9.31%
,
01/29/31
(b) (j)
... 186 186,651
Galaxy Universal LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.46%
,
11/12/26
(b) (c)
27,875 27,423,861
Gates Global LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 7.93%
,
03/31/27
(b) (j)
459 459,391
Gemini HDPE LLC, Term Loan ,
12/31/27
(b) (j) (s)
............... 500 498,500
Genesys Cloud Services Holdings I
LLC, Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.19%
,
12/01/27
(b) (j)
.......... 386 387,208
Genuine Financial Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR + 4.00%), 9.33%
,
09/27/30
(b) (j)
977 969,273
GN Loanco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor +
4.50%), 9.83%
,
12/19/30
(b) (j)
..... 929 914,491
GoTo Group, Inc., Term Loan
(b)
(1-mo. CME Term SOFR + 4.75%),
10.17% , 04/30/28 ......... 15,239 14,458,195
(1-mo. CME Term SOFR + 4.75%),
10.17% , 04/30/28 ......... 14,565 11,090,971
Green Plains Operating Co. LLC, Term
Loan , (3-mo. CME Term SOFR +
8.00%), 13.67%
,
07/20/26
(b) (c)
... 22,703 22,249,028
Grifols Worldwide Operations Ltd., Term
Loan B , (3-mo. CME Term SOFR +
2.00%), 7.46%
,
11/15/27
(b) (j)
..... 997 964,601
Grinding Media, Inc., 1st Lien Term
Loan , 9.56%
,
10/12/28
(b) (c) (j)
..... 995 989,923
Security
Par (000)
Par (000) Value
United States (continued)
Hanesbrands, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
03/08/30
(b) (j)
..... USD 997 $ 996,234
Helios Service Partners LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%),
12.11%
,
03/19/27
(b) (c)
......... 895 895,422
Helios Service Partners LLC, 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.81%
,
03/19/27
(b) (c)
......... 4,712 4,682,784
Helios Service Partners LLC,
Delayed Draw 2nd Lien Term
Loan , (3-mo. CME Term SOFR
at 1.00% Floor + 6.25%), 1.00% -
11.84%
,
03/19/27
(b) (c)
......... 6,764 6,722,402
Helios Software Holdings, Inc., Term
Loan , (3-mo. CME Term SOFR +
3.75%), 9.08%
,
07/18/30
(b) (j)
..... 835 825,945
Herschend Entertainment Co. LLC,
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.33%
,
08/27/28
(b)
........... 3,708 3,713,057
Hilton Domestic Operating Co., Inc.,
Term Loan B4 , (1-mo. CME Term
SOFR + 2.00%), 7.43%
,
11/08/30
(b) (j)
276 276,408
Hilton Grand Vacations Borrower LLC,
Term Loan , (1-mo. CME Term SOFR
+ 2.75%), 8.08%
,
01/17/31
(b) (j)
... 659 660,028
Homeserve USA Holding Corp., Term
Loan , (1-mo. CME Term SOFR +
3.00%), 8.33%
,
10/21/30
(b) (j)
..... 549 550,235
Houston Center, Term Loan , (1-mo.
CME Term SOFR + 2.21%),
0.00%
,
01/09/25
(b) (c)
.......... 30,825 19,071,180
HRNI Holdings LLC, Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.25%), 9.70%
,
12/11/28
(b)
31,926 31,367,332
Hunter Douglas Holding BV, Term
Loan B1 , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.82%
,
02/26/29
(b) (j)
.......... 499 492,111
Hydrofarm Holdings Group, Inc.,
Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.94%
,
10/25/28
(b) (c)
......... 4,387 3,531,356
INEOS Enterprises Holdings US
Finco LLC, Term Loan B , (3-mo.
CME Term SOFR + 3.75%),
9.19%
,
07/08/30
(b) (j)
.......... 1,000 998,750
INNIO Group Holding GmbH, Facility
Term Loan B , 9.56%
,
11/02/28
(b) (j)
. 664 666,756
Interface Security Systems LLC ,
(1-mo. CME Term SOFR + 7.00%),
0.00%
,
04/30/24
(b) (c)
.......... 16,345 10,133,826
Iridium Satellite LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 7.83%
,
09/20/30
(b) (j)
1,138 1,136,815
J&J Ventures Gaming LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
04/26/28
(b)
7,890 7,819,231
Jack Ohio Finance LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.19%
,
10/04/28
(b)
6,027 6,023,489

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
JFL-Tiger Acquisition Co., Inc.
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 5.00%),
10.32%
,
10/17/30
(b) (j)
......... USD 299 $ 299,343
Jump Financial LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 10.07%
,
08/07/28
(b) (c) (j)
... 996 981,228
Kaman Corp., Term Loan , 03/27/31
(b) (j) (s)
278 278,175
KBR, Inc., Term Loan B , (1-mo.
CME Term SOFR + 2.25%),
7.58%
,
01/17/31
(b) (j)
.......... 308 308,385
KDC/ONE Development Corp., Inc.,
Term Loan , (1-mo. CME Term SOFR
+ 5.00%), 10.33%
,
08/15/28
(b) (j)
.. 492 492,536
Kraton Corp., Term Loan , 03/15/29
(b) (j) (s)
997 969,144
Kronos Acquisition Holdings, Inc.,
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.49%
,
12/22/26
(b)
.......... 3,279 3,282,633
Learning Care Group US No. 2, Inc.,
Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.75%), 10.06% -
10.09%
,
08/11/28
(b) (j)
.......... 207 207,003
Legence Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.93%
,
12/16/27
(b) (j)
883 882,546
Light & Wonder International, Inc.,
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
8.08%
,
04/14/29
(b) (j)
.......... 995 995,915
Lumen Technologies, Inc., Term Loan ,
01/01/28
(b) (c) (s)
.............. 390 335,433
Lummus Technology Holdings V LLC,
Term Loan B , (1-mo. CME Term
SOFR + 3.50%), 8.94%
,
12/31/29
(b) (j)
995 995,249
M6 ETX Holdings II Midco LLC,
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.93%
,
09/19/29
(b) (j)
.......... 992 993,148
Maravai Intermediate Holdings LLC,
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.31%
,
10/19/27
(b) (j)
.......... 992 973,779
Maverick Gaming LLC, Facility
Term Loan B , (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
13.10%
,
09/03/26
(b)
.......... 5,452 3,816,280
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor +
3.75%), 9.08%
,
05/04/28
(b) (j)
..... 992 993,086
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
12.43%
,
11/01/29
(b)
.......... 3,210 2,563,988
Medline Borrower LP, Term Loan
(1-mo. CME Term SOFR at
0.50% Floor + 3.00%),
8.44% , 10/23/28
(b) (j)
........ 16,917 16,953,005
MH Sub I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.25%),
9.58%
,
05/03/28
(b) (j)
.......... 993 985,503
Security
Par (000)
Par (000) Value
United States (continued)
Momentive Performance Materials, Inc.,
Term Loan , (1-mo. CME Term SOFR
+ 4.50%), 9.83%
,
03/29/28
(b) (j)
... USD 992 $ 974,497
MPH Acquisition Holdings LLC, Term
Loan , 09/01/28
(b) (j) (s)
.......... 499 481,057
Naked Juice LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.40%
,
01/24/30
(b)
943 759,407
NFP Corp., Term Loan ,
8.69%
,
02/16/27
(b) (j)
.......... 992 992,496
NGL Energy Operating LLC, Term Loan ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
02/03/31
(b) (j)
.......... 417 417,834
Nieslsen Consumer, Inc., Term Loan ,
(1-mo. EURIBOR + 6.50%),
10.33%
,
03/06/28
(b)
.......... EUR 5,250 5,641,602
Olaplex, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
02/23/29
(b)
..... USD 12,582 11,640,668
Olympus Water US Holding Corp., Term
Loan , (3-mo. EURIBOR + 4.00%),
7.90%
,
11/09/28
(b)
........... EUR 3,000 3,219,364
OMNIA Partners LLC , Term Loan ,
(3-mo. CME Term SOFR + 3.75%),
9.07%
,
07/25/30
(b) (j)
.......... USD 941 944,143
Organon & Co., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 8.43%
,
06/02/28
(b) (j)
..... 1,000 1,002,920
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 12.11%
,
03/19/27
(b) (c)
.... 4,015 4,014,593
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(b)(c)
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.56% , 03/19/27 8,951 8,951,029
(1-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.61% , 03/19/27 1,517 1,497,567
Orion Group HoldCo LLC, Term Loan
(b)
(c)
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.56% , 03/19/27 766 765,693
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.61% , 03/19/27 151 149,598
Orion Incremental, Delayed Draw Term
Loan , 12/31/30
(b) (c) (s)
.......... 4,726 4,667,100
Osaic Holdings, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
08/17/28
(b) (j)
.......... 403 404,632
Oscar AcquisitionCo LLC, Term Loan B ,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.90%
,
04/29/29
(b) (j)
992 994,309
Osmosis Buyer Ltd., Delayed Draw
Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 0.00%), 4.25% -
9.58%
,
07/31/28
(b) (j)
.......... 334 335,252
Park River Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.81%
,
12/28/27
(b)
........... 2,073 2,053,646
Peraton Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.18%
,
02/01/28
(b) (j)
989 987,450

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PetSmart LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
02/11/28
(b) (j)
..... USD 1,244 $ 1,239,854
Phoenix Guarantor, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.25%),
8.58%
,
02/14/31
(b) (j)
.......... 1,000 986,390
Planet U.S. Buyer LLC, Term Loan ,
(3-mo. CME Term SOFR + 3.50%),
8.81%
,
02/07/31
(b) (j)
.......... 961 963,883
Precision Medicine Group LLC, Term
Loan , 11/18/27
(b) (j) (s)
.......... 997 984,131
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1 , (3-
mo. CME Term SOFR + 2.50%),
7.81%
,
10/13/30
(b) (j)
.......... 354 354,112
Project Alpha Intermediate Holding,
Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.75%),
10.06%
,
10/28/30
(b) (j)
......... 968 972,569
Project Montage, Term Loan
(b)(c)(s)
01/01/28 ................. 5,184 5,183,692
01/01/38 ................. 11,663 11,663,308
Quartz AcquireCo LLC, Term Loan
(3-mo. CME Term SOFR + 3.50%),
8.81% , 06/28/30
(b) (j)
........ 9,019 9,030,380
Redstone HoldCo 2 LP, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.19%
,
04/27/28
(b)
.......... 18,077 14,876,190
Redstone HoldCo 2 LP, 2nd Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.19%
,
04/27/29
(b)
.......... 10,460 6,171,400
Robertshaw US Holding Corp.,
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.45%
,
02/28/27
(b) (c)
......... 4,760 95,200
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 1.00% Floor + 4.00%),
9.44%
,
03/16/27
(b)
........... 9,057 9,069,845
Severin Acquisition LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR +
3.00%), 8.31%
,
08/01/27
(b) (j)
..... 605 606,041
Sheraton Austin, Term Loan , (1-mo.
CME Term SOFR at 0.25% Floor +
3.48%), 0.00% - 8.92%
,
06/01/24
(b) (c)
25,581 25,124,319
Signal Parent, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.93%
,
04/03/28
(b)
..... 4,717 4,457,820
Star Parent, Inc., Term Loan , (3-mo.
CME Term SOFR + 4.00%),
9.31%
,
09/27/30
(b) (j)
.......... 1,000 993,250
Surgery Center Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR +
3.50%), 8.83%
,
12/19/30
(b) (j)
..... 305 306,221
SWF Holdings I Corp., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.44%
,
10/06/28
(b)
........... 3,937 3,605,311
Topgolf Callaway Brands Corp., Term
Loan , (1-mo. CME Term SOFR +
3.00%), 8.33%
,
03/15/30
(b) (j)
..... 860 859,746
Security
Par (000)
Par (000) Value
United States (continued)
TransDigm, Inc., Term Loan J , (3-mo.
CME Term SOFR + 3.25%),
8.56%
,
02/28/31
(b) (j)
.......... USD 998 $ 1,002,128
Triton Water Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.81%
,
03/31/28
(b)
........... 4,103 4,056,428
Truist Insurance Holdings, LLC, Term
Loan B , 03/24/31
(b) (j) (s)
......... 1,137 1,135,101
UKG Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR + 3.50%),
8.81%
,
02/10/31
(b) (j)
.......... 995 999,650
UPC Financing Partnership, Facility
Term Loan AX , (1-mo. CME Term
SOFR + 3.00%), 8.44%
,
01/31/29
(b) (j)
1,000 995,000
USI, Inc., Term Loan , (3-mo. CME Term
SOFR + 3.25%), 8.55%
,
09/27/30
(b) (j)
300 300,583
Vaco Holdings LLC, Term Loan , (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.43%
,
01/21/29
(b)
..... 7,626 7,529,218
VC GB Holdings I Corp., 1st Lien Term
Loan , 8.57%
,
07/21/28
(b) (j)
...... 995 991,339
Vestis Corp., Term Loan B1 , (3-mo.
CME Term SOFR + 2.25%),
7.58%
,
02/22/31
(b) (j)
.......... 262 261,672
VFH Parent LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 8.43%
,
01/13/29
(b) (j)
..... 969 966,413
ViaSat, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor +
4.50%), 9.93%
,
05/30/30
(b) (j)
..... 466 450,759
Vinoy St. Petersburg (The), Term
Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 2.67%), 0.00% -
7.99%
,
09/09/24
(b) (c)
.......... 26,834 25,976,324
Virgin Media Bristol LLC, Facility Term
Loan Q , (1-mo. CME Term SOFR +
3.25%), 8.69%
,
01/31/29
(b) (j)
..... 1,000 989,110
Virtusa Corp., Term Loan B ,
9.19%
,
02/11/28
(b) (j)
.......... 992 993,816
VS Buyer LLC, Term Loan , (6-mo.
CME Term SOFR + 3.25%),
8.58%
,
02/28/27
(b) (j)
.......... 995 994,202
Wand Newco 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR +
3.75%), 0.00% - 9.08%
,
01/30/31
(b) (j)
641 642,500
Waystar Technologies, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR
+ 4.00%), 9.33%
,
10/22/29
(b) (j)
... 249 249,363
WEC US Holdings Ltd., Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
01/27/31
(b) (j)
.......... 351 350,491
Woof Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.32%
,
12/21/27
(b)
........... 3,200 2,527,825
WR Grace Holdings LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.32%
,
09/22/28
(b) (j)
997 997,449
Xerox Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
11/17/29
(b)
..... 5,611 5,623,263

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ziggo Financing Partnership, Facility
Term Loan I , (1-mo. CME Term
SOFR + 2.50%), 7.94%
,
04/30/28
(b) (j)
USD 1,000 $ 984,820
921,895,844
Total Floating Rate Loan Interests — 3.9%
(Cost: $ 1,523,864,612 ) ........................... 1,453,287,473
Foreign Agency Obligations
Argentina — 0.1%
YPF SA , 9.50%
,
01/17/31
(a)
....... 22,593 22,986,344
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(d)
................ 1,296 1,264,410
Empresa Nacional del Petroleo
3.75% , 08/05/26
(d)
........... 4,905 4,673,545
6.15% , 05/10/33
(a)
........... 2,473 2,490,775
8,428,730
Colombia — 0.1%
Ecopetrol SA
8.88% , 01/13/33 ............ 7,089 7,446,924
8.38% , 01/19/36 ............ 23,826 24,004,695
31,451,619
Denmark — 0.0%
Orsted A/S , (5-Year EURIBOR ICE
Swap Rate + 2.59%), 5.13%
,
03/14/3024
(b) (d)
.............. EUR 1,525 1,650,314
Finland — 0.0%
Finnair OYJ , 4.25%
,
05/19/25
(d)
.... 2,625 2,789,501
France — 0.3%
Electricite de France SA
(d)
(6-Year EUR Swap Annual +
3.44%), 4.00%
(b) (o)
......... 11,700 12,527,876
(12-Year EUR Swap Annual +
3.79%), 5.38%
(b) (o)
......... 11,000 11,809,580
(12-Year EUR Swap Annual +
3.04%), 5.00%
(b) (o)
......... 900 960,517
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b) (o)
............... GBP 11,400 14,000,020
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b) (o)
......... EUR 14,200 14,208,381
3.75% , 06/05/27 ............ 21,800 23,637,936
(5-Year EUR Swap Annual +
3.20%), 3.00%
(b) (o)
......... 1,000 988,639
(5-Year EUR Swap Annual +
4.86%), 7.50%
(b) (o)
......... 10,000 11,676,264
(BPISDS15 + 3.32%), 5.88%
(b) (o)
. GBP 3,900 4,627,042
(5-Year EUR Swap Annual +
3.97%), 3.38%
(b) (o)
......... EUR 7,800 7,341,272
6.13% , 06/02/34 ............ GBP 8,600 11,202,818
112,980,345
Hong Kong — 0.0%
(d)
Airport Authority , 3.83%
,
07/09/27 ... HKD 25,000 3,197,307
Hong Kong Mortgage Corp. Ltd. (The)
4.10% , 02/28/29 ............ 35,000 4,471,757
4.20% , 02/28/34 ............ 11,500 1,469,292
9,138,356
Security
Par (000)
Par (000) Value
Hungary — 0.0%
(d)
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29 ................. EUR 5,466 $ 6,223,172
MFB Magyar Fejlesztesi Bank Zrt. ,
6.50%
,
06/29/28 ............ USD 6,610 6,717,412
12,940,584
India — 0.1%
(d)
NTPC Ltd. , 4.38%
,
11/26/24 ...... 10,000 9,896,875
Power Finance Corp. Ltd.
4.50% , 06/18/29 ............ 1,500 1,435,312
3.95% , 04/23/30 ............ 8,000 7,322,500
18,654,687
Indonesia — 0.2%
(d)
Bank Negara Indonesia Persero Tbk.
PT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(b) (o)
........... 10,000 9,271,875
Bank Tabungan Negara Persero Tbk.
PT , 4.20%
,
01/23/25 .......... 10,000 9,828,125
Hutama Karya Persero PT , 3.75%
,
05/11/30 .................. 10,000 9,206,250
Pelabuhan Indonesia Persero PT ,
4.88%
,
10/01/24 ............ 10,000 9,956,250
Pertamina Persero PT , 3.65%
,
07/30/29 7,213 6,703,582
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara , 1.88%
,
11/05/31 .................. EUR 8,000 7,089,512
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT , 2.05%
,
05/11/26 .................. USD 10,000 9,201,100
61,256,694
Ireland — 0.1%
AIB Group plc
(b)(d)(o)
(5-Year EUR Swap Annual +
5.70%), 5.25% ........... EUR 15,107 16,175,559
(5-Year EUR Swap Annual +
6.63%), 6.25% ........... 7,797 8,359,220
24,534,779
Italy — 0.0%
(b)(d)
Banca Monte dei Paschi di Siena SpA ,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26 ................. 8,755 9,575,205
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(o)
3,860 3,622,994
13,198,199
Mexico — 0.3%
Petroleos Mexicanos
4.25% , 01/15/25 ............ USD 2,179 2,117,378
3.63% , 11/24/25
(d)
........... EUR 965 996,844
6.88% , 08/04/26 ............ USD 25,552 24,791,828
6.50% , 03/13/27 ............ 66,144 62,176,021
8.75% , 06/02/29 ............ 4,941 4,819,100
5.95% , 01/28/31 ............ 5,584 4,475,018
6.70% , 02/16/32 ............ 4,191 3,489,007
Series 13-2 , 7.19% , 09/12/24 ... MXN 2,306 13,487,086
116,352,282
Morocco — 0.0%
OCP SA
(d)
4.50% , 10/22/25 ............ USD 4,882 4,759,950
3.75% , 06/23/31 ............ 2,258 1,911,013

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Morocco (continued)
5.13% , 06/23/51 ............ USD 2,513 $ 1,893,389
8,564,352
Netherlands — 0.1%
TenneT Holding BV
(d)
(5-Year EUR Swap Annual +
2.53%), 3.00%
(b) (o)
......... EUR 4,700 5,045,242
(5-Year EUR Swap Annual +
2.72%), 2.37%
(b) (o)
......... 5,400 5,645,354
1.38% , 06/05/28 ............ 3,900 3,972,963
2.00% , 06/05/34 ............ 1,600 1,543,515
4.75% , 10/28/42 ............ 4,271 5,272,669
21,479,743
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA , 5.13%
,
08/11/61
(a)
........ USD 3,807 2,771,972
Peru — 0.0%
Corp. Financiera de Desarrollo SA ,
4.75%
,
07/15/25
(d)
........... 7,375 7,293,359
Philippines — 0.0%
Development Bank of the Philippines ,
2.38%
,
03/11/31
(d)
........... 10,000 8,285,200
Poland — 0.0%
Bank Gospodarstwa Krajowego , 6.25%
,
10/31/28
(a)
................ 2,924 3,052,071
Singapore — 0.0%
Clifford Capital Pte. Ltd. , 1.73%
,
09/10/24
(d)
................ 800 787,736
South Korea — 0.1%
Korea Development Bank (The)
2.13% , 10/01/24 ............ 10,000 9,836,600
Korea Electric Power Corp. , 3.63%
,
06/14/25
(d)
................ 10,000 9,796,875
Korea Hydro & Nuclear Power Co.
Ltd.
(d)
3.25% , 06/15/25 ............ 3,292 3,211,758
1.25% , 04/27/26 ............ 4,917 4,534,396
Korea National Oil Corp.
(d)
3.25% , 07/10/24 ............ 1,650 1,637,840
4.75% , 04/03/26 ............ 500 495,265
4.88% , 04/03/28 ............ 500 497,765
4.88% , 04/03/29 ............ 6,485 6,444,144
Korea South-East Power Co. Ltd.
2.13% , 02/03/25
(d)
........... 2,786 2,711,126
39,165,769
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S ,
8.25%
,
02/14/29
(d)
........... 1,865 1,902,300
Total Foreign Agency Obligations — 1.4%
(Cost: $ 527,926,437 ) ............................. 529,664,936
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 8.75%
,
04/14/32
(a)
9,675 8,901,000
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 ............ 8,480 4,520,900
3.62% , 07/09/35
(e)
........... 16,064 6,650,599
Security
Par (000)
Par (000) Value
Argentina (continued)
4.25% , 01/09/38
(e)
........... USD 9,835 $ 4,553,605
15,725,104
Bahrain — 0.0%
Kingdom of Bahrain
(d)
6.75% , 09/20/29 ............ 400 403,750
5.45% , 09/16/32 ............ 4,291 3,930,288
7.50% , 09/20/47 ............ 4,058 3,886,803
8,220,841
Belgium — 0.1%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (d)
............... EUR 18,387 19,663,142
Benin — 0.0%
Benin Government Bond
4.88% , 01/19/32
(d)
........... 553 502,639
7.96% , 02/13/38
(a)
........... USD 5,569 5,424,554
6.88% , 01/19/52
(d)
........... EUR 2,282 2,010,835
7,938,028
Brazil — 0.4%
Federative Republic of Brazil
10.00% , 01/01/25 ........... BRL 115 22,898,250
10.00% , 01/01/27 ........... 371 73,549,105
7.13% , 05/13/54 ............ USD 40,744 41,069,952
137,517,307
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 .. 7,527 6,569,660
China — 0.1%
People's Republic of China , 2.29%
,
12/25/24 ................. CNY 233,310 32,247,112
Colombia — 1.0%
Republic of Colombia
4.50% , 01/28/26 ............ USD 7,965 7,769,857
3.88% , 03/22/26 ............ EUR 1,268 1,349,022
7.50% , 08/26/26 ............ COP 359,136,000 89,618,613
3.88% , 04/25/27 ............ USD 4,623 4,347,931
5.75% , 11/03/27 ............ COP 363,533,200 83,823,547
6.00% , 04/28/28 ............ 353,641,200 81,161,810
7.00% , 03/26/31 ............ 41,357,600 9,195,185
3.13% , 04/15/31 ............ USD 6,873 5,481,218
13.25% , 02/09/33 ........... COP 209,710,900 63,802,788
8.00% , 04/20/33 ............ USD 5,361 5,661,216
8.00% , 11/14/35 ............ 2,507 2,632,350
8.75% , 11/14/53 ............ 1,334 1,446,723
356,290,260
Costa Rica — 0.1%
Republic of Costa Rica
6.13% , 02/19/31
(d)
........... 10,199 10,320,113
6.55% , 04/03/34
(d)
........... 3,454 3,574,890
7.30% , 11/13/54
(a)
........... 3,430 3,645,447
17,540,450
Czech Republic — 0.4%
Czech Republic
5.50% , 12/12/28 ............ CZK 681,130 31,179,265
2.75% , 07/23/29 ............ 1,621,050 65,701,870
5.00% , 09/30/30 ............ 987,700 44,928,072
4.20% , 12/04/36
(d)
........... 134,540 5,844,842
147,654,049
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88% , 01/29/26
(d)
........... USD 4,527 4,570,006

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
5.95% , 01/25/27
(d)
........... USD 6,781 $ 6,740,314
4.50% , 01/30/30
(a)
........... 8,192 7,442,432
7.05% , 02/03/31
(a)
........... 2,600 2,692,625
4.88% , 09/23/32
(a)
........... 6,566 5,886,830
4.88% , 09/23/32
(d)
........... 18,004 16,141,711
43,473,918
Egypt — 0.3%
Arab Republic of Egypt
3.88% , 02/16/26
(d)
........... 21,312 19,580,400
4.75% , 04/16/26
(d)
........... EUR 20,085 20,382,123
6.38% , 04/11/31
(d)
........... 2,600 2,325,529
7.63% , 05/29/32
(d)
........... USD 32,930 28,083,116
8.50% , 01/31/47
(d)
........... 14,496 11,506,200
8.50% , 01/31/47
(a)
........... 2,720 2,159,000
7.90% , 02/21/48
(d)
........... 6,342 4,815,956
7.50% , 02/16/61
(a)
........... 3,247 2,329,722
7.50% , 02/16/61
(d)
........... 8,261 5,927,268
97,109,314
El Salvador — 0.0%
Republic of El Salvador , 7.65%
,
06/15/35
(d)
................ 6,136 4,672,564
France — 0.1%
French Republic , 3.00%
,
05/25/54
(a) (d)
EUR 18,667 19,061,185
Gabon — 0.0%
Gabon Government Bond , 7.00%
,
11/24/31
(d)
................ USD 870 740,859
Germany — 0.5%
Federal Republic of Germany
(d)
0.10% , 04/15/26 ............ EUR 57,653 61,274,145
2.76% , 08/15/29
(t)
........... 19,480 18,643,418
2.72% , 08/15/31
(t)
........... 4,800 4,406,949
1.70% , 08/15/32 ............ 83,140 86,043,184
0.10% , 04/15/46 ............ 8,013 8,369,713
178,737,409
Guatemala — 0.2%
Republic of Guatemala
4.88% , 02/13/28
(d)
........... USD 29,863 28,804,407
5.25% , 08/10/29
(a)
........... 2,875 2,783,867
5.25% , 08/10/29
(d)
........... 2,637 2,553,412
5.38% , 04/24/32
(a)
........... 400 384,321
7.05% , 10/04/32
(a)
........... 5,675 6,022,593
7.05% , 10/04/32
(d)
........... 1,975 2,095,969
3.70% , 10/07/33
(d)
........... 2,444 2,019,787
6.60% , 06/13/36
(a)
........... 9,061 9,256,378
4.65% , 10/07/41
(a)
........... 3,517 2,825,690
56,746,424
Honduras — 0.0%
Republic of Honduras
5.63% , 06/24/30
(a)
........... 2,433 2,161,946
Hungary — 0.2%
Hungary Government Bond
6.75% , 10/22/28 ............ HUF 5,970,910 16,366,088
5.25% , 06/16/29
(a)
........... USD 6,946 6,876,540
4.00% , 07/25/29
(d)
........... EUR 42,600 45,897,884
5.38% , 09/12/33
(d)
........... 6,369 7,246,500
5.50% , 03/26/36
(a)
........... USD 2,407 2,338,551
78,725,563
Security
Par (000)
Par (000) Value
India — 0.9%
Indian Railway Finance Corp. Ltd. ,
3.25%
,
02/13/30
(d)
........... USD 638 $ 566,823
Republic of India
7.37% , 10/23/28 ............ INR 13,274,400 161,102,457
7.18% , 08/14/33 ............ 11,702,250 141,567,725
7.18% , 07/24/37 ............ 3,504,100 42,120,448
345,357,453
Indonesia — 0.7%
Bank Negara Indonesia Persero Tbk.
PT , 3.75%
,
03/30/26
(d)
........ USD 1,980 1,891,519
Perusahaan Penerbit SBSN Indonesia
III , 4.40%
,
06/06/27
(a)
......... 3,573 3,514,169
Republic of Indonesia
5.50% , 04/15/26 ............ IDR 279,828,000 17,340,335
8.38% , 09/15/26 ............ 456,317,000 30,000,844
7.00% , 05/15/27 ............ 1,274,602,000 81,466,402
4.55% , 01/11/28 ............ USD 475 468,617
4.10% , 04/24/28 ............ 6,381 6,185,582
6.88% , 04/15/29 ............ IDR 400,000,000 25,528,237
4.85% , 01/11/33 ............ USD 500 495,469
6.63% , 02/15/34 ............ IDR 28,336,000 1,771,180
8.25% , 05/15/36 ............ 423,787,000 29,872,381
7.13% , 06/15/38 ............ 612,430,000 39,445,637
6.75% , 01/15/44
(d)
........... USD 5,205 6,104,489
5.65% , 01/11/53 ............ 400 416,625
5.10% , 02/10/54 ............ 3,000 2,904,375
247,405,861
Israel — 0.0%
State of Israel Government Bond ,
5.75%
,
03/12/54 ............ 2,844 2,723,130
Italy — 0.2%
Republic of Italy , 4.50%
,
10/01/53
(a) (d)
EUR 47,500 54,001,372
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(d)
........... USD 13,303 13,128,398
5.25% , 03/22/30
(d)
........... EUR 10,730 10,776,589
5.88% , 10/17/31
(d)
........... 1,749 1,740,673
4.88% , 01/30/32
(d)
........... 1,665 1,547,051
7.63% , 01/30/33
(a)
........... USD 5,077 5,038,922
6.13% , 06/15/33
(d)
........... 13,874 12,469,258
8.25% , 01/30/37
(a)
........... 8,753 8,763,941
53,464,832
Jamaica — 0.0%
Jamaica Government Bond , 6.75%
,
04/28/28 ................. 3,408 3,513,435
Japan — 0.7%
Japan Government Bond
1.50% , 09/20/43 ............ JPY 19,404,000 129,652,252
1.30% , 12/20/43 ............ 17,057,500 109,908,082
239,560,334
Jordan — 0.0%
Hashemite Kingdom of Jordan
(d)
4.95% , 07/07/25 ............ USD 3,342 3,243,829
5.85% , 07/07/30 ............ 11,277 10,374,840
13,618,669
Kenya — 0.1%
Republic of Kenya
9.75% , 02/16/31
(a)
........... 14,898 15,233,205

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kenya (continued)
8.00% , 05/22/32
(d)
........... USD 15,652 $ 14,668,859
29,902,064
Malaysia — 0.0%
Federation of Malaysia , 4.64%
,
11/07/33 .................. MYR 61,379 13,771,565
Mexico — 0.7%
United Mexican States
3.75% , 01/11/28 ............ USD 5,181 4,926,807
8.50% , 03/01/29 ............ MXN 11,559 67,305,552
8.50% , 05/31/29 ............ 11,337 66,104,442
2.66% , 05/24/31 ............ USD 6,998 5,836,332
7.50% , 05/26/33 ............ MXN 6,488 34,812,416
6.35% , 02/09/35 ............ USD 6,178 6,382,646
8.50% , 11/18/38 ............ MXN 8,425 47,178,033
6.34% , 05/04/53 ............ USD 5,270 5,212,359
6.40% , 05/07/54 ............ 3,535 3,531,686
241,290,273
Mongolia — 0.0%
State of Mongolia
(d)
3.50% , 07/07/27 ............ 8,000 7,200,000
7.88% , 06/05/29 ............ 485 500,210
7,700,210
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(d)
................ EUR 3,708 3,651,593
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(a)
........... USD 402 358,282
2.38% , 12/15/27
(d)
........... 566 504,448
5.95% , 03/08/28
(a)
........... 2,510 2,538,237
6.50% , 09/08/33
(a)
........... 2,441 2,520,528
5,921,495
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(a)
........... 4,221 4,116,794
7.14% , 02/23/30
(d)
........... 11,885 10,793,066
7.88% , 02/16/32
(d)
........... 12,719 11,522,619
7.63% , 11/28/47
(d)
........... 17,427 13,554,938
9.25% , 01/21/49
(d)
........... 7,371 6,749,072
46,736,489
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(d)
................ EUR 3,034 3,426,664
Oman — 0.0%
(d)
Oman Government Bond
6.50% , 03/08/47 ............ USD 3,778 3,808,696
6.75% , 01/17/48 ............ 7,992 8,186,805
Oman Sovereign Sukuk SAOC , 4.40%
,
06/01/24 ................. 2,110 2,102,088
14,097,589
Panama — 0.2%
Republic of Panama
3.16% , 01/23/30 ............ 21,432 17,795,257
7.50% , 03/01/31 ............ 11,883 12,306,332
6.40% , 02/14/35 ............ 16,659 15,709,437
8.00% , 03/01/38 ............ 7,885 8,247,710
6.85% , 03/28/54 ............ 9,424 8,514,584
62,573,320
Security
Par (000)
Par (000) Value
Paraguay — 0.0%
Republic of Paraguay
(d)
2.74% , 01/29/33 ............ USD 4,469 $ 3,617,097
5.60% , 03/13/48 ............ 3,549 3,226,263
6,843,360
Peru — 0.4%
Republic of Peru
6.35% , 08/12/28
(d)
........... PEN 133,960 36,878,705
5.94% , 02/12/29
(d)
........... 124,097 33,176,472
2.78% , 01/23/31 ............ USD 5,169 4,440,494
6.95% , 08/12/31
(d)
........... PEN 277,496 74,752,411
1.86% , 12/01/32 ............ USD 11,471 8,757,392
158,005,474
Philippines — 0.2%
Philippine Government Bond
6.00% , 01/04/27 ............ PHP 501,300 8,835,624
Republic of Philippines
6.88% , 01/10/29 ............ 484,700 8,786,666
6.13% , 01/18/31 ............ 1,440,000 25,248,678
6.63% , 08/17/33 ............ 973,900 17,670,460
2.65% , 12/10/45 ............ USD 1,702 1,127,043
61,668,471
Poland — 0.4%
Republic of Poland
2.75% , 10/25/29 ............ PLN 540,345 118,994,134
4.88% , 10/04/33 ............ USD 4,009 3,945,056
6.00% , 10/25/33 ............ PLN 69,420 18,052,189
5.50% , 04/04/53 ............ USD 7,708 7,705,765
148,697,144
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(a)
........... 2,797 2,757,667
2.13% , 03/07/28
(d)
........... EUR 7,826 7,762,357
2.88% , 03/11/29
(d)
........... 5,805 5,775,406
2.50% , 02/08/30
(d)
........... 6,106 5,825,783
2.12% , 07/16/31
(d)
........... 6,954 6,133,149
28,254,362
Russia — 0.0%
Russian Federation , 6.10%
,
04/15/30
(f) (r)
RUB 1,479,489 7,207,664
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(d)
........... USD 6,322 6,197,536
5.00% , 01/18/53
(a)
........... 5,068 4,535,860
3.45% , 02/02/61
(d)
........... 10,042 6,690,482
17,423,878
Senegal — 0.0%
Republic of Senegal , 6.25%
,
05/23/33
(d)
4,553 3,884,278
Singapore — 0.0%
Republic of Singapore , 3.38%
,
09/01/33 SGD 10,091 7,642,108
South Africa — 0.4%
Republic of South Africa
10.50% , 12/21/26 ........... ZAR 1,146,972 62,128,892
4.85% , 09/30/29 ............ USD 2,895 2,594,644
7.00% , 02/28/31 ............ ZAR 1,380,481 58,605,755
5.88% , 04/20/32 ............ USD 5,598 5,045,197
9.00% , 01/31/40 ............ ZAR 339,489 13,191,276
8.75% , 01/31/44 ............ 159,303 5,863,996
5.00% , 10/12/46 ............ USD 4,476 3,005,634
150,435,394

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea — 0.1%
Republic of Korea
3.50% , 09/10/28 ............ KRW 4,732,040 $ 3,535,766
4.13% , 12/10/33 ............ 39,706,310 31,251,926
34,787,692
Spain — 2.1%
Bonos y Obligaciones del Estado
3.14% , 05/31/25
(t)
........... EUR 136,220 141,430,512
2.55% , 10/31/32
(a) (d)
.......... 341,625 355,688,256
3.15% , 04/30/33
(a) (d)
.......... 30,606 33,240,402
3.25% , 04/30/34
(a) (d)
.......... 115,920 126,058,273
3.90% , 07/30/39
(a) (d)
.......... 23,720 26,811,185
2.90% , 10/31/46
(a) (d)
.......... 45,767 43,985,380
3.45% , 07/30/66
(a) (d)
.......... 42,500 42,629,625
769,843,633
Thailand — 0.3%
Kingdom of Thailand
2.40% , 03/17/29 ............ THB 2,736,800 75,404,044
3.35% , 06/17/33 ............ 1,201,931 35,121,585
110,525,629
Ukraine — 0.1%
Ukraine Government Bond
(f)(r)
7.75% , 09/01/25
(d)
........... USD 3,089 1,150,652
7.75% , 09/01/27
(d)
........... 210 71,190
7.75% , 02/15/28
(d)
........... 1,792 640,640
7.75% , 09/01/28
(d)
........... 9,163 3,042,116
7.75% , 09/01/29
(d)
........... 14,930 4,926,900
4.38% , 01/27/32
(d)
........... EUR 11,145 3,204,338
7.25% , 03/15/35
(d)
........... USD 45,557 13,234,309
8.99% , 11/16/36
(d)
........... 2,837 1,070,967
6.88% , 06/19/37
(d)
........... 8,480 2,471,920
7.38% , 08/17/37
(d)
........... 11,145 3,248,768
7.25% , 10/19/39
(a)
........... 13,686 3,975,783
7.75% , 08/01/41
(b) (d)
.......... 20,519 11,336,748
48,374,331
United Kingdom — 0.4%
U.K. Treasury Bonds
(d)
3.50% , 01/22/45 ............ GBP 33,536 37,177,836
3.75% , 10/22/53 ............ 37,893 42,655,853
0.50% , 10/22/61 ............ 203,531 79,656,961
159,490,650
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.75%
,
10/28/34 ................. USD 7,177 7,576,660
Uzbekistan — 0.0%
Republic of Uzbekistan International
Bond , 7.85%
,
10/12/28
(a)
....... 3,401 3,557,233
Total Foreign Government Obligations — 11.8%
(Cost: $ 4,357,823,659 ) ........................... 4,352,630,444
Shares
Shares
Investment Companies
Communication Services Select Sector
SPDR Fund ............... 94,000 7,676,040
Formentera Partners Fund II LP
(c) (f) (j)
. –
(k)
18,179,801
Health Care Select Sector SPDR Fund 70,000 10,341,100
Invesco S&P 500 Equal Weight ETF . 480,282 81,345,362
iShares 0-5 Year TIPS Bond ETF
(u)
.. 401,690 39,940,037
iShares 20+ Year Treasury Bond ETF
(u)
103,000 9,745,860
Security
Shares
Shares Value
iShares Bitcoin Trust
(f) (j) (u)
......... 88,000 $ 3,561,360
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(l) (u)
....... 727,776 79,269,362
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(l) (u)
......... 935,611 83,896,238
iShares Latin America 40 ETF
(l) (u)
... 536,067 15,245,746
iShares MSCI Brazil ETF
(u)
....... 496,774 16,105,413
iShares Russell Mid-Cap Growth
ETF
(l) (u)
................... 95,766 10,930,731
SPDR Bloomberg High Yield Bond
ETF
(l)
.................... 36,829 3,506,121
SPDR S&P Regional Banking ETF .. 72,141 3,627,249
VanEck JPMorgan EM Local Currency
Bond ETF ................. 1,780,566 43,641,673
VanEck Semiconductor ETF
(l)
...... 81,000 18,224,190
Vanguard Intermediate-Term Corporate
Bond ETF
(l)
................ 612,000 49,272,120
Total Investment Companies — 1.4%
(Cost: $ 461,404,912 ) ............................. 494,508,403
Par (000)
Pa r (000)
Municipal Bonds
California - 0 .1%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 6.92% , 04/01/40 ......... USD 6,360 7,276,670
California State Public Works Board ,
Series 2009G, Sub-Series G-2 , RB ,
8.36% , 10/01/34 ............ 6,820 8,276,444
Central Unified School District , Series
2021A , GO , 3.00% , 08/01/44 .... 5,000 4,117,575
City of Riverside , Series 2010A , RB ,
7.61% , 10/01/40 ............ 3,805 4,664,238
Contra Costa Community College
District , Series 2010B , GO ,
6.50% , 08/01/34 ............ 3,205 3,566,372
Golden State Tobacco Securitization
Corp. , Series 2021B , RB ,
2.75% , 06/01/34 ............ 4,140 3,505,869
Los Angeles Unified School
District , Series 2010RY , GO ,
6.76% , 07/01/34 ............ 3,745 4,124,302
State of California
Series 2009 , GO , 7.50% , 04/01/34 2,155 2,535,413
Series 2009 , GO , 7.55% , 04/01/39 4,840 5,928,041
Series 2009 , GO , 7.30% , 10/01/39 3,720 4,355,792
Series 2009 , GO , 7.35% , 11/01/39 2,270 2,687,737
51,038,453
Colorado - 0 .1%
City & County of Denver , Series 2022A ,
GO , 5.00% , 08/01/37 ......... 10,000 11,509,814
City of Greeley
Series 2022 , RB , 3.00% , 08/01/38 1,275 1,150,618
Series 2022 , RB , 3.00% , 08/01/39 1,340 1,186,547
Series 2022 , RB , 3.00% , 08/01/40 1,380 1,200,138
Colorado Health Facilities Authority ,
Series 2016A , RB , 4.00% , 11/15/46 9,245 8,851,039
Denver City & County School
District No. 1 , Series 2022A , GO ,
5.00% , 12/01/45 ............ 5,950 6,548,184
30,446,340

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware - 0 .0%
University of Delaware , Series 2010A ,
RB , 5.87% , 11/01/40 ......... USD 7,500 $ 7,733,221
Florida - 0 .0%
Brevard County Health Facilities
Authority , Series 2022A , RB ,
5.00% , 04/01/47 ............ 9,000 9,487,739
County of Broward Airport System ,
Series 2019C , RB , 2.91% , 10/01/32 3,100 2,667,502
County of Miami-Dade , Series 2019E ,
RB , 2.53% , 10/01/30 ......... 7,590 6,646,439
Florida Department of Management
Services , Series 2021A , COP ,
3.00% , 11/01/36 ............ 5,005 4,770,266
Sumter Landing Community
Development District , Series 2016 ,
RB , 4.17% , 10/01/47 ......... 2,555 2,230,451
25,802,397
Georgia - 0 .1%
State of Georgia
Series 2022A , GO , 4.00% , 07/01/40 7,890 8,119,621
Series 2022A , GO , 4.00% , 07/01/41 7,890 8,088,323
16,207,944
Louisiana - 0 .0%
Louisiana Public Facilities Authority ,
Series 2020A , RB , 3.00% , 05/15/47 8,000 5,967,883
Massachusetts - 0 .1%
Commonwealth of Massachusetts
Series 2009E , GO , 5.46% , 12/01/39 805 821,518
Series 2019H , GO , 2.90% , 09/01/49 1,055 759,282
Massachusetts Housing Finance
Agency
Series 2014B , RB, AMT ,
4.50% , 12/01/39 .......... 485 477,895
Series 2015A , RB, AMT ,
4.35% , 12/01/40 .......... 335 332,729
Massachusetts School Building
Authority
Series 2019B , RB , 2.87% , 10/15/31 11,415 10,003,242
Series 2019B , RB , 2.97% , 10/15/32 9,240 8,023,567
20,418,233
Minnesota - 0 .0%
State of Minnesota , Series 2021A , GO ,
4.00% , 09/01/38 ............ 7,785 8,156,092
New Hampshire - 0 .0%
New Hampshire Municipal Bond Bank ,
Series 2022A , RB , 3.00% , 02/15/38 1,530 1,445,098
New Jersey - 0 .0%
New Jersey Health Care Facilities
Financing Authority , Series 2021 ,
RB , 3.00% , 07/01/51 ......... 4,965 3,691,426
New Jersey Transportation Trust
Fund Authority , Series 2010C , RB ,
5.75% , 12/15/28 ............ 3,800 3,824,301
Rutgers The State University of
New Jersey , Series 2019R , RB ,
3.27% , 05/01/43 ............ 3,750 3,045,233
10,560,960
Security
Par (000)
Par (000) Value
New York - 0 .2%
New York City Municipal Water Finance
Authority
Series 2010AA-1 , RB ,
5.75% , 06/15/41 .......... USD 1,610 $ 1,678,456
Series 2011AA , RB ,
5.44% , 06/15/43 .......... 4,775 4,790,684
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3 , RB ,
3.90% , 08/01/31 ............ 11,870 11,276,882
New York State Urban Development
Corp.
Series 2020E , RB , 4.00% , 03/15/38 4,755 4,899,075
Series 2021B , RB , 2.01% , 03/15/30 7,085 6,116,861
Series 2021B , RB , 2.50% , 03/15/33 9,725 8,144,654
State of New York , Series 2019B , GO ,
2.80% , 02/15/32 ............ 11,215 9,931,649
State of New York Mortgage Agency ,
Series 2014-189 , RB, AMT ,
3.85% , 10/01/34 ............ 10 9,957
46,848,218
North Carolina - 0 .0%
City of Charlotte , Series 2021A , RB ,
3.00% , 07/01/46 ............ 12,525 10,309,084
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 7.83% , 02/15/41 .... 4,015 4,912,071
JobsOhio Beverage System , Series
2013B , RB , 3.99% , 01/01/29 .... 5,315 5,204,758
State of Ohio , Series 2020C , GO ,
5.00% , 03/01/39 ............ 4,095 4,575,271
14,692,100
Oregon - 0 .0%
Oregon School Boards Association
Series 2002B , GO , 5.55% , 06/30/28 6,710 6,778,133
Series 2005A , GO , 4.76% , 06/30/28 2,601 2,584,099
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 ............ 3,880 3,937,849
13,300,081
Pennsylvania - 0 .0%
Commonwealth Financing Authority ,
Series 2016A , RB , 4.14% , 06/01/38 1,580 1,468,601
Puerto Rico - 0 .2%
Commonwealth of Puerto Rico
(v)
Series 2022 , VRDN 0.00% , 11/01/43 8,394 4,845,395
Series 2022 , VRDN 0.00% , 11/01/51 136,132 61,557,605
Puerto Rico Electric Power Authority
Series 2003NN , RB ,
5.50% , 07/01/20 .......... 2,060 539,467
Series 2007TT , RB ,
5.00% , 07/01/18
(f) (r)
........ 1,915 501,495
Series 2008WW , RB ,
5.38% , 07/01/24
(f) (r)
........ 1,530 400,672
Series 2008WW , RB ,
5.25% , 07/01/33
(f) (r)
........ 2,930 767,301
Series 2008WW , RB ,
5.50% , 07/01/38
(f) (r)
........ 6,160 1,613,165
Series 2010AAA , RB ,
5.25% , 07/01/21 .......... 1,710 447,810
Series 2010AAA , RB ,
5.25% , 07/01/26 .......... 940 246,165
Series 2010CCC , RB ,
5.25% , 07/01/28
(f) (r)
........ 1,635 428,169

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2010ZZ , RB , 5.00% , 07/01/18 USD 1,225 $ 320,800
Series 2010ZZ , RB ,
5.25% , 07/01/18
(f) (r)
........ 6,255 1,638,043
Series 2010ZZ , RB ,
5.25% , 07/01/23
(f) (r)
........ 500 130,939
Series 2010ZZ , RB , 5.25% , 07/01/26 1,150 301,159
Series 2013A , RB ,
5.00% , 07/01/42
(f) (r)
........ 6,800 1,780,766
Series 2013A , RB ,
5.05% , 07/01/42
(f) (r)
........ 1,030 269,734
Series 2013A , RB ,
7.00% , 07/01/43
(f) (r)
........ 7,405 1,939,202
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1 , RB ,
4.75% , 07/01/53 ............ 2,048 2,024,704
79,752,591
Tennessee - 0 .0%
Tennessee Housing Development
Agency
Series 2018-3 , RB , 3.85% , 07/01/43 765 772,932
Series 2018-3 , RB , 3.95% , 01/01/49 615 624,456
1,397,388
Texas - 0 .0%
Dallas Fort Worth International Airport ,
Series 2019A , RB , 3.14% , 11/01/45 2,360 1,829,926
Temple College , Series 2021 , GO ,
3.00% , 07/01/46 ............ 6,035 4,671,303
Texas A&M University , Series 2017B ,
RB , 2.84% , 05/15/27 ......... 5,965 5,659,174
University of Houston , Series 2020A ,
RB , 3.00% , 02/15/44 ......... 5,530 4,486,707
16,647,110
Utah - 0 .1%
City of Salt Lake City , Series 2021A ,
RB, AMT , 5.00% , 07/01/46 ..... 12,445 13,002,408
Virginia - 0 .0%
Tobacco Settlement Financing
Corp. , Series 2007A-1 , RB ,
6.71% , 06/01/46 ............ 9,640 8,345,692
Virginia Small Business Financing
Authority , Series 2017 , RB, AMT ,
5.00% , 12/31/47 ............ 2,900 2,920,302
11,265,994
Washington - 0 .2%
State of Washington , Series 2022A ,
GO , 5.00% , 08/01/39 ......... 10,000 11,150,890
Washington Health Care Facilities
Authority , Series 2015A , RB ,
4.00% , 10/01/45 ............ 17,745 17,375,120
28,526,010
Total Municipal Bonds — 1.1%
(Cost: $ 463,392,012 ) ............................. 414,986,206
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4 .7%
Cayman Islands — 0.0%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(a)
................ USD 17,980 $ 16,516,593
Ireland — 0.0%
(d)
Dilosk Rmbs No. 8 Sts DAC
(b)
Series 8-STS, Class A, (3-mo.
EURIBOR + 0.65%), 4.57%,
05/20/62
(d)
.............. EUR 2,099 2,265,106
Series 8-STS, Class B, (3-mo.
EURIBOR + 0.90%), 4.82%,
05/20/62
(d)
.............. 518 557,856
2,822,962
Netherlands — 0.0%
(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR + 0.63%), 4.57%,
06/15/53
(d)
.............. 1,915 2,065,682
Series 2023-1, Class A, (3-mo.
EURIBOR + 1.12%), 5.02%,
02/15/55
(d)
.............. 2,453 2,676,145
Series 2023-1, Class B, (3-mo.
EURIBOR + 1.70%), 5.60%,
02/15/55
(d)
.............. 803 875,875
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR + 1.10%), 5.02%,
07/28/58
(d)
.............. 740 796,547
Series 2021-2, Class A, (3-mo.
EURIBOR + 0.70%), 4.62%,
04/28/59
(d)
.............. 2,028 2,187,545
Series 2021-2, Class B, (3-mo.
EURIBOR + 0.80%), 4.73%,
04/28/59
(d)
.............. 820 878,425
Series 2021-2, Class C, (3-mo.
EURIBOR + 1.05%), 4.97%,
04/28/59
(d)
.............. 504 534,525
Jubilee Place, Series 3, Class C,
(3-mo. EURIBOR + 1.60%), 5.53%,
01/17/59
(d)
................ 202 214,599
10,229,343
United Kingdom — 0.8%
(b)
Atlas Funding plc
Series 2022-1, Class B, (Sterling
Overnight Index Average +
1.80%), 7.01%, 02/25/60
(d)
... GBP 2,955 3,754,794
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.15%), 6.35%, 01/20/61
(d)
... 4,180 5,306,762
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.90%), 7.10%, 01/20/61
(d)
... 1,494 1,904,499
Series 2023-1, Class C, (Sterling
Overnight Index Average +
2.75%), 7.95%, 01/20/61
(d)
... 987 1,261,113
Series 2023-1, Class D, (Sterling
Overnight Index Average +
3.80%), 9.00%, 01/20/61
(d)
... 505 650,673
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 6.89%, 08/27/58
(d)
..... 520 653,067

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Brants Bridge plc
Series 2022-1, Class B, (Sterling
Overnight Index Average +
2.40%), 7.60%, 12/12/64
(d)
... GBP 2,600 $ 3,303,728
Series 2023-1, Class A, (Sterling
Overnight Index Average +
0.90%), 6.10%, 06/14/66
(d)
... 2,649 3,351,387
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.98%, 06/17/58
(d)
... 1,343 1,693,526
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 6.40%, 06/17/58
(d)
... 382 480,068
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 6.80%, 06/17/58
(d)
... 102 128,419
Series 6, Class C, (Sterling
Overnight Index Average +
1.45%), 6.69%, 01/17/59
(d)
... 2,813 3,503,427
Series 6, Class D, (Sterling
Overnight Index Average +
1.85%), 7.09%, 01/17/59
(d)
... 178 218,466
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average +
1.40%), 6.61%, 12/27/55
(d)
... 1,943 2,452,357
Series 2024-1, Class B, (Sterling
Overnight Index Average +
1.70%), 6.91%, 12/27/55
(d)
... 1,969 2,463,729
Series 2024-1, Class C, (Sterling
Overnight Index Average +
2.00%), 7.21%, 12/27/55
(d)
... 2,438 3,028,882
Elstree Funding No. 4 plc, Series
4, Class A, (Sterling Overnight
Index Average + 1.12%), 6.32%,
10/21/55
(d)
................ 1,915 2,427,353
Finsbury Square
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
+ 0.65%), 5.85%, 12/16/67
(d)
.. 855 1,077,851
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
+ 1.00%), 6.20%, 12/16/67
(d)
.. 1,470 1,850,453
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
+ 1.25%), 6.45%, 12/16/67
(d)
.. 1,045 1,301,232
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average +
0.80%), 6.00%, 12/16/71
(d)
... 1,113 1,405,670
Series 2021-2X, Class B, (Sterling
Overnight Index Average +
1.25%), 6.45%, 12/16/71
(d)
... 1,339 1,688,315
Series 2021-2X, Class C, (Sterling
Overnight Index Average +
1.40%), 6.60%, 12/16/71
(d)
... 371 465,683
Series 2021-2X, Class D, (Sterling
Overnight Index Average +
1.70%), 6.90%, 12/16/71
(d)
... 200 247,483
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average +
1.30%), 6.50%, 12/16/67
(d)
... 218 273,932
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class C, (Sterling
Overnight Index Average +
2.00%), 7.20%, 12/16/73
(d)
... GBP 1,294 $ 1,654,229
Series 2023-1, Class D, (Sterling
Overnight Index Average +
2.50%), 7.70%, 12/16/73
(d)
... 1,236 1,521,678
Series 2023-1, Class E, (Sterling
Overnight Index Average +
4.50%), 9.70%, 12/16/73
(d)
... 873 1,079,727
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average + 0.42%),
5.62%, 06/18/39
(d)
........... 6,150 7,560,513
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average +
1.15%), 6.34%, 09/28/55
(d)
... 741 923,523
Series 2017-1RX, Class D, (Sterling
Overnight Index Average +
1.50%), 6.69%, 09/28/55
(d)
... 441 540,991
Hops Hill No. 1 plc
Series 1, Class C, (Sterling
Overnight Index Average +
1.85%), 7.04%, 05/27/54
(d)
... 200 252,643
Series 1, Class D, (Sterling
Overnight Index Average +
2.35%), 7.54%, 05/27/54
(d)
... 100 126,363
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average +
2.25%), 7.45%, 11/27/54
(d)
... 4,073 5,231,564
Series 2, Class C, (Sterling
Overnight Index Average +
2.85%), 8.04%, 11/27/54
(d)
... 1,077 1,376,304
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average +
1.00%), 6.20%, 12/21/55
(d)
... 6,623 8,391,806
Series 3, Class B, (Sterling
Overnight Index Average +
1.70%), 6.90%, 12/21/55
(d)
... 5,514 7,019,341
Series 3, Class C, (Sterling
Overnight Index Average +
2.50%), 7.70%, 12/21/55
(d)
... 5,089 6,492,998
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average +
1.70%), 6.94%, 07/20/55
(d)
... 29,187 36,915,548
Series 1X, Class CR, (Sterling
Overnight Index Average +
2.25%), 7.49%, 07/20/55
(d)
... 9,209 11,667,017
Series 1X, Class DR, (Sterling
Overnight Index Average +
3.00%), 8.24%, 07/20/55
(d)
... 6,280 7,917,583
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.45%, 06/12/57
(d)
... 370 467,922
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.65%), 5.89%, 07/20/58
(d)
... 1,560 1,962,267
Series 2021-1, Class B, (Sterling
Overnight Index Average +
0.95%), 6.19%, 07/20/58
(d)
... 266 332,564

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.49%, 07/20/58
(d)
... GBP 158 $ 197,776
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.65%), 6.89%, 07/20/58
(d)
... 103 128,472
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average +
0.75%), 5.97%, 05/15/51
(d)
... 1,356 1,708,082
Series 2021-FL2, Class A, (Sterling
Overnight Index Average +
0.80%), 6.02%, 05/15/52
(d)
... 791 997,338
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.90%, 06/23/53
(d)
... 1,591 2,006,744
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.10%), 6.30%, 06/23/53
(d)
... 334 419,619
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.45%), 6.65%, 06/23/53
(d)
... 110 138,255
Series 2023-1, Class B, (Sterling
Overnight Index Average +
2.00%), 7.20%, 12/22/56
(d)
... 764 978,549
Series 2023-1, Class C, (Sterling
Overnight Index Average +
3.00%), 8.20%, 12/22/56
(d)
... 832 1,064,292
Series 2023-1, Class D, (Sterling
Overnight Index Average +
4.05%), 9.25%, 12/22/56
(d)
... 764 987,971
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.28% Floor + 0.28%), 4.22%,
12/01/50
(d)
................ EUR 949 954,889
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR +
0.48%), 4.38%, 11/15/38
(d)
...... 488 505,746
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average + 1.50%),
6.74%, 07/25/45
(d)
........... GBP 10,031 12,710,366
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.10%), 6.30%, 09/21/54
(d)
... 3,951 5,012,743
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.90%), 7.10%, 09/21/54
(d)
... 2,246 2,864,869
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.80%), 6.00%, 12/22/53
(d)
... 2,552 3,219,130
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.25%), 6.45%, 12/22/53
(d)
... 1,728 2,176,389
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average +
0.98%), 6.18%, 07/16/60
(d)
..... 1,608 2,032,267
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.50%), 6.69%, 10/23/59
(d)
... 421 531,343
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.00%), 7.19%, 10/23/59
(d)
... GBP 307 $ 380,742
Series 2022-1, Class E, (Sterling
Overnight Index Average +
3.40%), 8.59%, 10/23/59
(d)
... 538 662,327
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.25%), 6.44%, 02/23/61
(d)
... 5,985 7,603,553
Series 2023-1, Class B, (Sterling
Overnight Index Average +
2.75%), 7.94%, 02/23/61
(d)
... 2,389 3,077,590
Series 2023-1, Class C, (Sterling
Overnight Index Average +
3.65%), 8.84%, 02/23/61
(d)
... 1,770 2,316,090
Series 2023-1, Class D, (Sterling
Overnight Index Average +
4.35%), 9.54%, 02/23/61
(d)
... 1,093 1,420,916
Series 2023-2, Class A, (Sterling
Overnight Index Average +
1.25%), 6.44%, 09/27/59
(d)
... 6,820 8,671,713
Series 2023-2, Class B, (Sterling
Overnight Index Average +
2.25%), 7.44%, 09/27/59
(d)
... 2,321 2,995,758
Series 2023-2, Class C, (Sterling
Overnight Index Average +
3.20%), 8.39%, 09/27/59
(d)
... 2,150 2,758,948
Series 2023-2, Class D, (Sterling
Overnight Index Average +
4.25%), 9.44%, 09/27/59
(d)
... 1,337 1,717,846
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.70%), 6.91%, 02/26/61
(d)
... 1,671 2,113,296
Series 2024-1, Class D, (Sterling
Overnight Index Average +
2.70%), 7.91%, 02/26/61
(d)
... 566 715,782
Series 2024-1, Class E, (Sterling
Overnight Index Average +
4.00%), 9.21%, 02/26/61
(d)
... 356 450,183
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average +
1.45%), 6.65%, 10/16/56
(d)
... 115 145,458
Series 2020-1B, Class C, (Sterling
Overnight Index Average +
1.70%), 6.90%, 10/16/56
(d)
... 100 126,364
Series 2020-1B, Class D, (Sterling
Overnight Index Average +
1.95%), 7.15%, 10/16/56
(d)
... 100 126,059
Residential Mortgage Securities 32
plc, Series 32X, Class C, (Sterling
Overnight Index Average + 2.20%),
7.40%, 06/20/70
(d)
........... 1,025 1,293,251
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C, (3-
mo. EURIBOR + 0.25%), 4.19%,
06/12/44
(d)
.............. EUR 103 106,663
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
+ 0.27%), 5.47%, 06/12/44
(d)
.. GBP 260 318,344
Series 2007-NS1X, Class M1C, (3-
mo. EURIBOR + 0.27%), 4.21%,
06/12/44
(d)
.............. EUR 1,714 1,757,673

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
10.63% Cap + 1.75%), 6.95%,
06/12/45
(d)
.............. GBP 534 $ 667,257
Series 2, Class D, (Sterling
Overnight Index Average at
11.20% Cap + 2.20%), 7.40%,
06/12/45
(d)
.............. 329 404,626
Series 2, Class E, (Sterling
Overnight Index Average at
12.30% Cap + 3.30%), 8.50%,
06/12/45
(d)
.............. 450 544,781
Stratton Mortgage Funding plc
Series 2024-2X, Class A, (Sterling
Overnight Index Average +
0.90%), 6.09%, 06/28/50
(d)
... 1,866 2,346,929
Series 2024-2X, Class B, (Sterling
Overnight Index Average +
1.35%), 6.54%, 06/28/50
(d)
... 1,121 1,402,450
Series 2024-2X, Class C, (Sterling
Overnight Index Average +
1.50%), 6.69%, 06/28/50
(d)
... 2,576 3,194,712
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.95%, 07/12/63
(d)
... 699 882,573
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average +
0.95%), 6.20%, 07/12/63
(d)
... 157 197,620
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.50%, 07/12/63
(d)
... 107 134,490
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
+ 1.23%), 6.43%, 04/20/65
(d)
.. 4,265 5,419,798
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
+ 2.15%), 7.35%, 04/20/65
(d)
.. 2,053 2,653,339
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
+ 3.15%), 8.35%, 04/20/65
(d)
.. 438 573,575
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
+ 4.40%), 9.60%, 04/20/65
(d)
.. 278 355,143
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
+ 1.70%), 6.90%, 08/20/55
(d)
.. 2,576 3,266,947
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
+ 2.50%), 7.70%, 08/20/55
(d)
.. 817 1,036,406
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
+ 3.50%), 8.70%, 08/20/55
(d)
.. 1,039 1,317,898
Tower Bridge Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.85%), 7.09%, 07/21/64
(d)
... 365 460,902
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.15%), 7.39%, 07/21/64
(d)
... 253 319,440
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 6.00%, 11/20/63
(d)
... 593 747,979
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 6.32%, 11/20/63
(d)
... GBP 253 $ 318,840
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 6.72%, 11/20/63
(d)
... 140 176,070
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 7.02%, 11/20/63
(d)
... 170 211,909
Series 2022-1X, Class C, (Sterling
Overnight Index Average +
1.25%), 6.45%, 12/20/63
(d)
... 264 329,443
Series 2023-2X, Class B, (Sterling
Overnight Index Average +
2.20%), 7.40%, 03/20/65
(d)
... 755 960,254
Series 2023-2X, Class C, (Sterling
Overnight Index Average +
3.20%), 8.40%, 03/20/65
(d)
... 1,119 1,427,156
Series 2023-2X, Class D, (Sterling
Overnight Index Average +
4.30%), 9.50%, 03/20/65
(d)
... 959 1,224,234
Series 2024-1X, Class C, (Sterling
Overnight Index Average +
3.00%), 8.25%, 01/20/66
(d)
... 773 983,902
Series 2024-1X, Class D, (Sterling
Overnight Index Average +
4.00%), 9.25%, 01/20/66
(d)
... 864 1,100,159
Twin Bridges plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 6.80%, 03/12/55
(d)
... 436 550,782
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.10%), 7.30%, 03/12/55
(d)
... 804 1,002,951
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.66%), 5.86%, 09/12/55
(d)
... 2,581 3,248,109
Series 2021-2, Class B, (Sterling
Overnight Index Average +
0.90%), 6.10%, 09/12/55
(d)
... 819 1,023,108
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.15%), 6.35%, 09/12/55
(d)
... 435 542,154
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.50%), 6.70%, 09/12/55
(d)
... 187 230,200
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.30%), 6.50%, 12/01/55
(d)
... 830 1,029,046
Series 2022-1, Class D, (Sterling
Overnight Index Average +
1.70%), 6.90%, 12/01/55
(d)
... 365 445,065
Series 2022-2, Class B, (Sterling
Overnight Index Average +
2.00%), 7.20%, 06/12/55
(d)
... 5,709 7,280,617
Series 2023-1, Class A, (Sterling
Overnight Index Average +
0.95%), 6.15%, 06/14/55
(d)
... 2,934 3,710,361
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.60%), 6.80%, 06/14/55
(d)
... 6,190 7,855,835
Series 2023-1, Class C, (Sterling
Overnight Index Average +
2.50%), 7.70%, 06/14/55
(d)
... 2,602 3,313,366

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class D, (Sterling
Overnight Index Average +
3.50%), 8.70%, 06/14/55
(d)
... GBP 1,672 $ 2,129,772
Series 2023-2, Class B, (Sterling
Overnight Index Average +
2.05%), 7.34%, 05/15/56
(d)
... 891 1,144,853
Series 2023-2, Class D, (Sterling
Overnight Index Average +
4.05%), 9.34%, 05/15/56
(d)
... 890 1,153,643
291,039,540
United States — 3.9%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.65%,
01/25/45 ............... USD 1,323 848,034
Series 2015-3, Class B5, 3.50%,
04/25/45 ............... 1,521 978,752
Series 2015-4, Class B5, 3.50%,
06/25/45 ............... 1,061 641,123
Ajax Mortgage Loan Trust
(a)
Series 2022-A, Class A1, 3.50%,
10/25/61
(e)
.............. 43,761 41,547,006
Series 2022-A, Class A2, 3.00%,
10/25/61
(b)
.............. 2,705 2,342,555
Series 2022-A, Class A3, 3.00%,
10/25/61
(b)
.............. 1,443 1,227,201
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,829,725
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,347 4,726,245
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,310,570
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,669,139
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 349,264
Series 2022-B, Class A1, 3.50%,
03/27/62
(e)
.............. 49,340 46,148,625
Series 2022-B, Class A2, 3.00%,
03/27/62
(b)
.............. 2,124 1,727,888
Series 2022-B, Class A3, 3.00%,
03/27/62
(b)
.............. 1,821 1,464,760
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 6,818,279
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 7,629 5,905,162
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,091,339
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,169,908
Series 2023-A, Class A1, 3.50%,
07/25/62
(e)
.............. 58,261 54,493,393
Series 2023-A, Class A2, 3.00%,
07/25/62
(b)
.............. 2,667 2,269,795
Series 2023-A, Class A3, 2.50%,
07/25/62
(b)
.............. 1,511 1,209,387
Series 2023-A, Class B, 2.50%,
07/25/62
(b)
.............. 8,888 6,194,999
Series 2023-A, Class C, 2.50%,
07/25/62
(b)
.............. 5,282 2,209,157
Series 2023-A, Class M1, 2.50%,
07/25/62
(b)
.............. 4,578 3,558,945
Series 2023-C, Class A1, 3.50%,
05/25/63
(e)
.............. 48,750 45,951,169
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-C, Class A2, 3.00%,
05/25/63
(b)
.............. USD 2,968 $ 2,504,334
Series 2023-C, Class A3, 2.50%,
05/25/63
(b)
.............. 1,583 1,265,199
Series 2023-C, Class C, 2.50%,
05/25/63
(b)
.............. 12,843 10,361,246
Series 2023-C, Class M1, 2.50%,
05/25/63
(b)
.............. 1,385 1,092,423
Series 2023-C, Class M2, 2.50%,
05/25/63
(b)
.............. 8,588 6,200,902
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 183 145,128
Series 2005-11CB, Class 2A6,
5.50%, 06/25/25 .......... 944 750,415
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor and 11.00% Cap + 0.77%),
6.10%, 11/20/35
(b)
......... 1,340 1,206,941
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 5.42%,
06/25/35
(b)
.............. 6,817 5,653,081
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 420 172,023
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,576 1,731,403
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 633 292,830
Series 2006-23CB, Class 2A5, (1-
mo. CME Term SOFR at 0.40%
Floor and 7.50% Cap + 0.51%),
5.84%, 08/25/36
(b)
......... 7,524 1,556,495
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,139 1,107,986
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 6.14%,
11/25/46
(b)
.............. 4,733 1,668,963
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,403 1,288,236
Series 2006-J7, Class 2A1, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.94%, 11/20/46
(b)
... 3,266 2,431,598
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.49%), 5.82%, 09/25/46
(b)
.. 2,488 2,091,694
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 6.82%, 11/25/46
(b)
... 9,349 7,249,917
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.34% Floor + 0.79%), 6.12%,
10/25/46
(b)
.............. 8,892 6,292,131
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 5.63%, 03/20/47
(b)
.. 2,968 2,382,542
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 5.90%, 03/25/36
(b)
.. 2,238 2,132,377
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 5.94%, 07/25/46
(b)
.. 5,141 4,302,627

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 5.90%,
11/25/36
(b)
.............. USD 4,192 $ 3,370,544
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,733 9,580,847
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 705 328,961
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,709 1,785,872
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.72%, 04/25/47
(b)
.. 2,741 2,389,832
Series 2007-OA3, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.80%, 04/25/47
(b)
.. 8 684
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.80%, 06/25/47
(b)
.. 498 368,794
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
5.92%, 08/25/47
(b)
......... 548 476,636
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 6.03%,
10/25/46 ............... 2,429 1,600,844
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 5.65%, 10/25/46 ... 5,113 2,667,210
American Home Mortgage Investment
Trust, Series 2007-1, Class GA1C,
(1-mo. CME Term SOFR at 0.19%
Floor + 0.30%), 5.63%, 05/25/47
(b)
4,740 2,615,450
Angel Oak Mortgage Trust, Series
2019-5, Class B1, 3.96%,
10/25/49
(a) (b)
............... 715 642,030
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.01%,
07/31/57 ............... 20,964 8,118,529
Series 2016-3, Class 3A, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.29%, 09/27/46 ... 705 705,102
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(e)
................ 3,779 1,113,881
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 8,930 2,732,914
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 2,532 2,491,591
Barclays Mortgage Loan Trust
(a)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(e)
......... 12,739 12,423,290
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(e)
......... 76,954 77,788,486
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(e)
......... 12,235 12,356,034
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(e)
......... 7,388 7,450,973
Series 2023-NQM3, Class B1,
8.10%, 10/25/63
(b)
......... 3,856 3,856,591
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-NQM3, Class B2,
8.10%, 10/25/63
(b)
......... USD 3,244 $ 3,150,933
Series 2023-NQM3, Class B3,
8.10%, 10/25/63
(b)
......... 8,876 7,909,950
Series 2023-NQM3, Class M1,
8.10%, 10/25/63
(b)
......... 6,427 6,497,053
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(b)
......... 6 5,393
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(e)
......... 12,801 12,721,233
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(e)
......... 8,720 8,611,078
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(e)
......... 6,660 6,623,780
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(b)
......... 2,900 2,900,213
Series 2024-NQM1, Class B2,
8.76%, 01/25/64
(b)
......... 2,658 2,647,374
Series 2024-NQM1, Class B3,
8.76%, 01/25/64
(b)
......... 5,704 4,741,770
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(b)
......... 4,979 4,937,437
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(b)
......... 13 12,056
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 45,984 43,898,988
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. 6,222 5,771,315
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 13,577 14,505,416
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(e)
.............. 28,048 28,038,115
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(e)
.............. 4,958 3,223,292
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,619 3,203,248
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 274 166,825
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
0.43%, 05/28/36
(a) (b)
.......... 3,072 2,911,137
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.16%
Floor and 11.50% Cap + 0.43%),
5.76%, 11/25/36 .......... 1,862 1,547,134
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
5.76%, 01/25/47 .......... 1,604 1,279,174
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(e)
.............. 2,146 1,983,744
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(e)
.............. 2,599 2,514,608
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 5.79%,
03/25/36
(b)
.............. 6,201 1,740,279

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
5.72%, 08/25/36 .......... USD 883 $ 861,602
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.17% Floor
and 10.50% Cap + 0.45%),
5.78%, 03/25/37 .......... 92 84,333
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
and 10.50% Cap + 0.25%),
5.58%, 03/25/37 .......... 1,476 1,312,171
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
5.65%, 06/25/37 .......... 984 912,846
Cascade Funding Mortgage Trust,
Series 2019-RM3, Class C, (1-mo.
LIBOR USD + 0.00%), 4.00%,
06/25/69
(a) (b)
............... 1,112 1,027,951
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,829 20,509,590
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 4.70%,
11/25/35
(b)
.............. 1,030 822,880
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 6.05%,
04/25/46
(b)
.............. 26,614 8,007,651
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 5.84%, 04/25/46
(b)
.. 994 915,496
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 795 370,730
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,446 1,221,190
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,337 667,367
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 13,134 4,702,988
CHNGE Mortgage Trust
(a)
Series 2022-1, Class A1, 3.01%,
01/25/67
(b)
.............. 4,191 3,814,074
Series 2022-4, Class A1, 6.00%,
10/25/57
(e)
.............. 1,535 1,513,523
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(a) (b)
.......... 1,562 1,154,211
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,189 1,031,860
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,841 2,494,006
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 4,016 3,110,330
Citigroup Mortgage Loan Trust
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 5.94%,
05/25/37
(b)
.............. 3,694 3,288,899
Series 2014-C, Class B2, 4.25%,
02/25/54
(a)
.............. 582 536,279
Series 2022-A, Class A1, 6.17%,
09/25/62
(a) (e)
............. 11,885 11,880,907
Security
Par (000)
Par (000) Value
United States (continued)
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. USD 795 $ 690,697
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%,
03/25/65 ............... 2,734 2,657,126
Series 2022-3, Class B1, 4.22%,
02/25/67 ............... 2,500 2,044,870
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,230,325
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 31,751 31,366,301
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)
.............. 2,752 2,431,596
Series 2021-JR1, Class B2, 34.24%,
09/27/66 ............... 4,651 3,421,937
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)
.............. 3,319 1,036,993
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 6.25%, 11/25/35
(b)
...... 3,143 684,365
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 643 354,546
CSMC Trust
(a)(b)
Series 2014-4R, Class 16A3, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.31%), 4.45%, 02/27/36 ... 1,913 1,793,745
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 5.68%, 08/27/36 ... 2,062 1,620,360
Series 2014-SAF1, Class B5, 3.73%,
03/25/44 ............... 2,835 2,069,281
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 2.85%, 10/27/36 ... 4,796 3,536,914
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 5.62%, 03/27/36 ... 3,039 2,269,181
Series 2020-RPL2, Class A12,
3.54%, 02/25/60 .......... 4,298 4,308,586
Series 2021-NQM8, Class M1,
3.26%, 10/25/66 .......... 1,453 1,018,392
Series 2022-NQM6, Class PT,
8.95%, 12/25/67 .......... 27,136 27,468,903
Deephaven Residential Mortgage
Trust
(a)(b)
Series 2022-2, Class M1, 4.34%,
03/25/67 ............... 2,349 1,991,649
Series 2022-3, Class B1, 5.26%,
07/25/67 ............... 3,178 2,473,723
Series 2022-3, Class M1, 5.26%,
07/25/67 ............... 5,876 5,330,980
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.17% Floor + 0.45%), 5.78%,
08/25/47
(b)
................ 2,116 1,875,078
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 837 690,683

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-AB3, Class A8, (1-mo.
LIBOR USD + 0.00%), 6.36%,
07/25/36 ............... USD 532 $ 439,207
GCAT Trust
(a)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(b)
......... 4,430 4,016,251
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(e)
......... 12,671 12,515,580
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 7.09%, 03/25/36
(b)
..... 1,220 1,065,398
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.38%,
11/25/49 ............... 2,552 2,155,045
Series 2020-PJ2, Class B4, 3.55%,
07/25/50 ............... 1,893 1,513,356
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.79%, 01/25/35 ... 2,612 2,245,522
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.79%, 03/25/35 ... 3,780 3,430,331
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
5.79%, 01/25/36 .......... 2,468 1,975,631
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.05%,
01/25/35
(b)
.............. 304 285,235
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 105 144,221
Series 2007-OA2, Class 2A1, 3.11%,
06/25/47
(b)
.............. 1,466 894,322
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.52%), 5.85%, 12/19/36 ... 10,637 8,516,408
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.25% Floor
and 10.00% Cap + 0.61%),
5.69%, 07/19/47 .......... 1,052 956,118
HIG RCP LLC, Series 2023-FL1, Class
A, (1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.60%, 09/19/38
(a) (b)
11,630 11,663,332
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a) (b)
............... 6,360 6,148,112
Homeward Opportunities Fund Trust
(a)
Series 2022-1, Class A1, 5.08%,
07/25/67
(e)
.............. 12,794 12,627,374
Series 2022-1, Class M1, 5.05%,
07/25/67
(b)
.............. 6,241 5,871,387
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
5.78%, 11/25/36
(b)
........... 1,589 1,401,543
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 5.68%, 07/25/36 ... 579 558,595
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.17%
Floor and 10.50% Cap + 0.45%),
5.78%, 01/25/37 .......... USD 1,113 $ 981,110
Series 2007-AR19, Class 3A1,
3.75%, 09/25/37 .......... 4,969 3,275,742
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.24%
Floor + 0.35%), 5.68%, 08/25/37 1,406 1,216,516
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.84%,
05/25/37
(b)
................ 771 672,859
J.P. Morgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(SOFR 30 day Average at 4.25%
Floor + 4.36%), 9.68%, 11/25/24
(a) (b)
1,038 1,067,847
J.P. Morgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 5.67%,
07/25/35 ............... 3 3,426
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,534 4,970,555
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(a)
......... 18,356 14,534,046
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(a)
.............. 2,518 1,959,124
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(a)
.............. 881 644,798
Series 2021-INV5, Class B6, 2.81%,
12/25/51
(a)
.............. 3,006 1,238,810
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(a)
......... 8,395 6,646,782
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(a)
.............. 7,444 6,161,653
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(a)
.............. 1,747 1,430,441
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(a)
.............. 2,430 1,933,780
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(a)
.............. 1,291 1,005,872
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(a)
.............. 532 389,050
Series 2021-INV7, Class B6, 3.21%,
02/25/52
(a)
.............. 1,737 705,284
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-SL1, Class A, 5.73%,
01/25/60 ............... 229 229,096
Series 2021-GS2, Class A1, 1.75%,
04/25/61 ............... 30,552 29,607,577
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 7.34%,
09/25/47
(b)
................ 2,824 3,613,830
MASTR Resecuritization Trust,
Series 2008-3, Class A1, 7.19%,
08/25/37
(a) (b)
............... 1,351 512,339
MCM Trust
(c)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 36,839 35,378,105
Series 2021-VFN1,  3.00%, 08/28/28 28,890 18,947,422
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.21%
Floor + 0.53%), 5.86%, 04/25/37
(b)
2,765 2,195,763

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.16% Floor +
0.43%), 5.76%, 09/25/37
(b)
..... USD 1,385 $ 739,632
MFA Trust
(a)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(b)
......... 205 186,553
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(b)
......... 6,050 4,681,345
Series 2022-NQM1, Class M1,
4.27%, 12/25/66
(b)
......... 4,096 3,531,672
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(e)
......... 10,168 10,075,036
Series 2024-RTL1, Class A1, 7.09%,
02/25/29
(e)
.............. 10,556 10,559,351
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 5.76%,
12/26/46
(a) (b)
............... 1,197 1,081,698
Morgan Stanley Residential Mortgage
Loan Trust, Series 2014-1A, Class
B3, 6.87%, 06/25/44
(a) (b)
....... 777 772,297
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(1-mo. LIBOR USD at 0.34% Floor
and 9.00% Cap + 0.34%), 5.78%,
04/16/36
(a) (b)
............... 5,659 5,422,697
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,020 2,605,887
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 693 616,545
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 1,784 1,709,558
Series 2020-RPL1, Class B3, 3.87%,
11/25/59 ............... 10,258 7,200,621
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a) (b)
............. 664 640,107
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 565 540,572
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,530 275,307
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor
+ 0.95%), 6.28%, 06/25/37
(b)
.. 695 554,325
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(a) (e)
....... 8,299 8,185,422
PRET LLC, Series 2024-NPL2, Class
A1, 7.02%, 02/25/54
(a) (e)
....... 21,613 21,540,725
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,253 2,755,382
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,752 1,677,329
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 12,999 12,800,081
PRPM LLC
(a)
Series 2020-4, Class A1, 5.61%,
10/25/25
(e)
.............. 8,882 8,861,481
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-4, Class A1, 1.87%,
04/25/26
(e)
.............. USD 5,492 $ 5,355,948
Series 2022-1, Class A1, 3.72%,
02/25/27
(e)
.............. 1,547 1,502,945
Series 2023-1, Class A1, 6.88%,
02/25/28
(b)
.............. 16,205 16,290,452
RALI Trust
(b)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.47%), 5.80%, 12/25/36 ... 3,425 2,913,598
Series 2007-QH9, Class A1, 6.42%,
11/25/37 ............... 550 435,422
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 5.59%, 02/25/47 ... 450 153,741
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.47%, 02/25/50
(a) (b)
... 1,620 1,347,431
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(a) (e)
... 14,839 14,366,760
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.55%), 7.88%, 10/25/39
(a) (b)
.... 20,774 20,878,251
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 5.80%,
03/25/35 ............... 429 405,421
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 5.78%,
06/25/35 ............... 919 861,411
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 5.84%,
09/25/35 ............... 1,483 1,238,521
Residential Mortgage Loan Trust
(a)(b)
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,100 4,470,668
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,753,211
RFMSI Trust, Series 2006-SA2, Class
2A1, 5.43%, 08/25/36
(b)
........ 7,520 5,220,056
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a) (b) (c)
.............. 4,302 3,113,751
Saluda Grade Alternative Mortgage
Trust
(a)(e)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 18,613 18,452,774
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 10,860,874
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.14%,
05/25/57
(b)
................ 1,384 565,957
Seasoned Loans Structured
Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 19,116 18,291,598
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 1,441 1,396,139
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.95%, 07/20/37
(b)
.. 1,472 1,070,358
SG Residential Mortgage Trust
(a)
Series 2022-2, Class A1, 5.35%,
08/25/62
(e)
.............. 2,660 2,642,680

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-2, Class B1, 5.30%,
08/25/62
(b)
.............. USD 4,811 $ 4,337,187
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(a) (e)
............... 1,902 1,695,780
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 5.94%,
04/25/37
(b)
................ 423 255,028
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a) (b)
............... 4,942 4,368,808
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 5.16%,
05/25/35 ............... 653 509,898
Series 2006-3, Class 4A, 3.96%,
04/25/36 ............... 1,326 728,059
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.23% Floor
and 10.50% Cap + 0.57%),
5.90%, 02/25/36 .......... 821 690,725
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.19% Floor
and 10.50% Cap + 0.49%),
5.82%, 06/25/36 .......... 3,919 3,276,923
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.53%),
5.86%, 05/25/46 .......... 991 677,660
Structured Asset Securities Corp.
Mortgage Loan Trust
(a)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,897 1,055,268
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,268 1,213,041
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
4.06%, 06/25/46
(b)
........... 2,686 1,679,164
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a) (c)
.......... 51,326 46,875,909
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(c)
................ 12,832 11,127,999
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (e)
6,749 6,753,419
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,199,138
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,327,790
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,256,504
Series 2021-6, Class B1, 4.05%,
10/25/66 ............... 540 409,827
Series 2021-6, Class M1, 2.94%,
10/25/66 ............... 1,567 1,133,603
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,069,468
Series 2022-3, Class B1, 4.08%,
02/25/67 ............... 2,034 1,573,984
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,384,739
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... USD 1,900 $ 1,741,108
Vista Point Securitization Trust,
Series 2020-2, Class B1, 4.90%,
04/25/65
(a) (b)
............... 1,160 1,032,625
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 6.08%,
06/25/46 ............... 269 230,334
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 5.84%,
06/25/47 ............... 6,701 5,340,273
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 5.89%,
06/25/47 ............... 2,039 1,596,948
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(b)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.45%), 5.78%, 12/25/36 1,264 984,766
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 6.34%,
04/25/47 ............... 1,901 1,565,623
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.73%), 6.06%, 06/25/37 ... 1,764 1,637,608
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 9.50% Cap + 0.66%), 5.50%,
11/25/35
(b)
.............. 665 458,649
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 270 205,217
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,933 1,447,150
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,648 2,360,135
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.............. 2,879 2,404,539
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.............. 765 639,232
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 5.81%,
12/25/46
(b)
.............. 5,323 4,035,380
Western Alliance Bank
(a)(b)
Series 2021-CL2, Class M1, (SOFR
30 day Average + 3.15%), 8.47%,
07/25/59 ............... 12,125 12,472,698
Series 2021-CL2, Class M2, (SOFR
30 day Average + 3.70%), 9.02%,
07/25/59 ............... 16,559 16,880,975

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
WinWater Mortgage Loan Trust,
Series 2014-3, Class B5, 3.98%,
11/20/44
(a) (b)
............... USD 1,651 $ 1,240,575
1,433,796,807
Commercial Mortgage-Backed Securities — 4 .5%
Bermuda — 0.1%
(a)(b)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.60%, 08/19/35 . 11,988 12,017,970
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.58%,
01/19/37 ................. 22,543 22,458,464
34,476,434
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.25% Floor + 4.22%), 9.55%,
12/15/34
(a) (b)
............... 2,119 1,987,642
Ireland — 0.2%
(b)
Agora Securities DAC, Series 2021-1X,
Class A, (Sterling Overnight Index
Average at 1.20% Floor + 1.20%),
6.44%, 07/22/31
(d)
........... GBP 1,160 1,446,317
Atom Mortgage Securities DAC, Series
1X, Class D, (Sterling Overnight
Index Average at 1.90% Floor +
1.90%), 7.14%, 07/22/31
(d)
..... 1,542 1,608,470
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 6.57%, 11/20/33
(d)
...... 1,826 2,232,405
Haus European Loan Conduit No 39
DAC
Series 39X, Class A1, (3-mo.
EURIBOR at 0.65% Floor +
0.65%), 4.57%, 07/28/51
(d)
... EUR 2,101 2,159,986
Series 39X, Class B, (3-mo.
EURIBOR at 1.10% Floor +
1.10%), 5.02%, 07/28/51
(d)
... 1,039 1,038,820
Last Mile Logistics CMBS UK DAC
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
3.50% Floor + 3.50%), 8.72%,
08/17/33
(d)
.............. GBP 8,848 11,230,834
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
4.50% Floor + 4.50%), 9.72%,
08/17/33
(d)
.............. 7,642 9,698,226
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.66%, 08/17/33
(d)
... EUR 1,844 1,955,587
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.97%, 08/17/33
(d)
... 1,125 1,181,297
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 5.32%, 08/17/33
(d)
... 1,331 1,385,326
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.82%, 08/17/33
(d)
... EUR 1,031 $ 1,064,557
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor and
4.90% Cap + 0.90%), 4.82%,
08/17/31
(d)
.............. 3,245 3,462,412
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor and
5.20% Cap + 1.20%), 5.11%,
08/17/31
(d)
.............. 939 998,735
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor and
5.60% Cap + 1.60%), 5.51%,
08/17/31
(d)
.............. 1,061 1,124,513
Stark Financing DAC, Series 2023-
1X, Class B, (Sterling Overnight
Index Average + 3.10%), 8.32%,
08/17/33
(d)
................ GBP 13,404 16,949,157
Taurus UK DAC
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor and 5.30% Cap +
1.30%), 6.52%, 05/17/31
(d)
... 880 1,099,217
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 6.87%,
05/17/31
(d)
.............. 536 669,283
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 7.82%,
05/17/31
(d)
.............. 547 678,395
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 6.97%,
08/17/31
(d)
.............. 319 403,495
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 7.32%,
08/17/31
(d)
.............. 1,567 1,961,420
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 5.73%, 02/27/33
(d)
EUR 2,700 2,772,715
65,121,167
Italy — 0.1%
(d)
Cassia SRL
(b)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.44%, 05/22/34
(d)
... 12,859 13,770,143
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 7.44%, 05/22/34
(d)
... 6,145 6,193,571
19,963,714
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 11 10,398

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average +
1.49%), 6.73%, 10/22/37
(d)
... GBP 2,100 $ 2,005,954
Series II, Class D2, (Sterling
Overnight Index Average at
1.26% Floor + 2.22%), 7.46%,
10/22/37
(d)
.............. 7,826 7,267,763
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
+ 2.15%), 7.37%, 11/17/30
(d)
.... 535 660,096
9,933,813
United States — 4.1%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,037,081
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,235 1,133,038
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,080,157
245 Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 955,718
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 4,656,903
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.08% Floor
+ 1.38%), 6.71%, 09/15/34 ... 1,978 1,906,960
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 7.15%, 09/15/34 ... 3,660 3,381,006
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 7.74%, 09/15/34 ... 15,926 14,632,366
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.29%,
11/15/55
(b)
................ 2,100 2,106,025
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.59%, 04/15/34 ... 2,178 1,990,060
Series 2021-ACEN, Class D, (1-mo.
CME Term SOFR at 3.10% Floor
+ 3.21%), 8.54%, 04/15/34 ... 4,827 3,072,443
Arbor Multifamily Mortgage Securities
Trust
(a)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 756,997
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 3,051,237
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 7.57%, 06/17/39
(a) (b)
11,460 11,459,926
Ashford Hospitality Trust
(a)(b)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.27%), 7.60%, 04/15/35 ... 3,816 3,704,727
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.10% Floor
+ 3.27%), 8.60%, 04/15/35 ... 61 59,429
Security
Par (000)
Par (000) Value
United States (continued)
Atrium Hotel Portfolio Trust, Series
2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor +
2.25%), 7.57%, 12/15/36
(a) (b)
.... USD 8,386 $ 7,699,007
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.60%,
04/14/33 ............... 3,391 3,156,781
Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.05%), 6.37%, 11/15/33 ... 250 248,834
Series 2017-SCH, Class BF, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.45%), 6.77%, 11/15/33 ... 6,440 6,103,891
Series 2017-SCH, Class CL, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 6.87%, 11/15/32 ... 2,560 2,536,147
Series 2017-SCH, Class DL, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.05%), 7.37%, 11/15/32 ... 5,070 5,024,975
Series 2018-DSNY, Class B, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.45%), 6.77%, 09/15/34 ... 576 574,560
Series 2018-DSNY, Class C, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.65%), 6.97%, 09/15/34 ... 590 587,050
Series 2018-DSNY, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.00%), 7.32%, 09/15/34 ... 5,767 5,723,454
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.80% Cap + 0.59%),
5.92%, 11/25/35 .......... 2,736 2,572,191
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.56%), 5.89%, 01/25/36 ... 4,881 4,527,703
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.39% Floor
+ 0.70%), 6.03%, 01/25/36 ... 114 107,159
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.79%), 6.12%, 01/25/36 ... 306 287,388
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 5.98%, 04/25/36 ... 456 419,683
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.53%), 5.86%, 07/25/36 ... 816 765,179
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.49%), 5.82%, 10/25/36 ... 565 535,744
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.56%), 5.89%, 10/25/36 ... 612 582,333
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.23% Floor
+ 0.46%), 5.79%, 12/25/36 ... 1,880 1,760,845
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.27% Floor
+ 0.52%), 5.85%, 03/25/37 ... 1,232 1,147,151
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.27% Floor
+ 0.52%), 5.85%, 07/25/37 ... 1,790 1,636,280

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.79%), 6.12%, 09/25/37 ... USD 5,775 $ 5,343,470
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.94%, 12/25/37 ... 8,344 7,192,892
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 2.50% Floor
and 3.75% Cap + 2.61%), 7.94%,
04/25/38 ............... 2,087 2,042,990
BBCMS Mortgage Trust
(a)(b)
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ............... 2,640 1,872,151
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.72% Floor
+ 0.92%), 6.25%, 03/15/37 ... 2,229 2,140,031
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 0.97% Floor
+ 1.17%), 6.49%, 03/15/37 ... 2,134 1,984,956
Series 2023-5C23, Class D, 7.45%,
12/15/56 ............... 1,148 1,102,447
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.03%, 11/05/36
(a) (b)
.... 2,313 2,046,036
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 7.46%, 08/19/38
(a) (b)
6,880 6,905,661
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.19%, 04/15/36 ... 6,447 6,399,058
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.54%, 04/15/36 ... 6,584 6,455,008
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.79%, 04/15/36 ... 8,102 7,943,284
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.04%, 04/15/36 ... 7,613 7,408,783
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.54%, 04/15/36 ... 6,452 6,199,062
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.34%, 04/15/36 ... 6,200 5,967,168
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.24%, 04/15/36 ... 6,988 6,633,039
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.34%, 04/15/36 .. 4,913 4,653,772
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 9.14%, 10/15/35
(a) (b)
6,517 714,251
BHMS, Series 2018-ATLS, Class A,
(1-mo. CME Term SOFR at 1.25%
Floor + 1.55%), 6.87%, 07/15/35
(a) (b)
15,173 15,153,223
BHP Trust, Series 2019-BXHP, Class C,
(1-mo. CME Term SOFR at 1.52%
Floor + 1.57%), 6.90%, 08/15/36
(a) (b)
2,699 2,688,005
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 7.02%, 03/15/40
(a) (b)
.... 7,455 7,468,978
Security
Par (000)
Par (000) Value
United States (continued)
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 7.09%, 05/15/39
(a) (b)
.... USD 5,533 $ 5,538,630
BPR Trust
(a)(b)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 9.04%, 09/15/38 ... 5,768 5,696,014
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 8.33%, 05/15/39 ... 2,870 2,882,556
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 3,024 2,872,473
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,329,024
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 558,826
Series 2013-1515, Class F, 3.93%,
03/10/33
(b)
.............. 601 509,353
BX Commercial Mortgage Trust
(a)
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.09%, 10/15/36
(b)
.. 18,895 18,626,287
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(b)
.............. 8,380 7,369,424
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,363,242
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.37%, 10/15/37
(b)
.. 1,007 1,005,222
Series 2020-VKNG, Class F, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.19%, 10/15/37
(b)
.. 5,369 5,257,766
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.35%, 02/15/33
(b)
.. 25,114 24,677,142
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.59%, 02/15/33
(b)
.. 15,394 15,194,063
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.69%, 02/15/33
(b)
.. 10,302 10,277,243
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.24%, 06/15/38
(b)
.. 6,733 6,644,780
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.24%, 05/15/38
(b)
.. 1,633 1,610,141
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(b)
.............. 2,328 1,975,508
Series 2022-CSMO, Class C, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 9.21%, 06/15/27
(b)
.. 4,000 4,012,500
Series 2023-VLT3, Class A, (1-mo.
CME Term SOFR at 1.94% Floor
+ 1.94%), 7.27%, 11/15/28
(b)
.. 3,410 3,409,997
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.09%, 12/09/40
(b)
.. 11,228 11,297,789
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 8.91%, 12/09/40
(b)
.. 14,970 15,082,086
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 02/15/39
(b)
.. 4,440 4,451,098

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 9.06%, 02/15/39
(b)
.. USD 7,188 $ 7,201,119
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 02/15/39
(b)
.. 8,080 8,090,032
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.46%, 02/15/39
(b)
.. 18,404 18,404,004
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 9.51%, 02/15/39
(b)
.. 9,940 9,882,999
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.69%, 03/15/41
(b)
.. 8,500 8,504,278
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 7,318 6,314,622
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 6.34%, 10/15/36 ... 4,436 4,391,640
Series 2021-ARIA, Class D, (1-mo.
CME Term SOFR at 1.90% Floor
+ 2.01%), 7.33%, 10/15/36 ... 4,111 4,028,780
Series 2021-ARIA, Class G, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.26%), 8.58%, 10/15/36 ... 3,602 3,489,609
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.24%, 02/15/36 ... 4,253 4,234,222
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.24%, 02/15/36 ... 4,118 4,100,125
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.84%, 02/15/36 ... 11,223 10,718,099
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.84%, 02/15/36 ... 7,117 6,891,920
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 02/15/36 ... 2,185 2,079,148
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 02/15/36 ... 7,383 7,090,490
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 01/15/34 ... 2,207 2,179,249
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 01/15/34 ... 3,418 3,365,237
Series 2021-MFM1, Class G, (1-mo.
CME Term SOFR at 3.90% Floor
+ 4.01%), 9.34%, 01/15/34 ... 77 74,426
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 9.04%, 06/15/36 ... 10,095 9,338,514
Series 2021-VIEW, Class F, (1-mo.
CME Term SOFR at 3.93% Floor
+ 4.04%), 9.37%, 06/15/36 ... 2,240 1,982,400
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 7.49%, 08/15/39 ... 44,704 44,815,287
Series 2022-GPA, Class B, (1-mo.
CME Term SOFR at 2.66% Floor
+ 2.66%), 7.99%, 08/15/41 ... 1,186 1,188,774
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-GPA, Class D, (1-mo.
CME Term SOFR at 4.06% Floor
+ 4.06%), 9.39%, 08/15/43 ... USD 6,784 $ 6,801,371
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 6.33%, 01/15/39 ... 3,419 3,400,837
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 6.18%, 01/15/39 ... 3,580 3,548,675
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 6.61%, 01/15/39 ... 1,449 1,432,246
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 8.02%, 05/15/38 ... 18,097 18,323,212
Series 2023-DELC, Class D, (1-mo.
CME Term SOFR at 4.39% Floor
+ 4.39%), 9.71%, 05/15/38 ... 907 911,535
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.74%, 04/15/29 ... 12,980 12,980,000
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.99%, 04/15/29 ... 4,150 4,153,588
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 8.99%, 04/15/29 ... 6,780 6,775,759
Series 2024-PAT, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.34%, 03/15/26 ... 7,020 7,016,414
Series 2024-PAT, Class C, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.69%, 03/15/26 ... 15,026 15,025,229
Series 2024-PAT, Class D, (1-mo.
CME Term SOFR at 5.39% Floor
+ 5.39%), 10.64%, 03/15/26 .. 7,203 7,202,619
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo.
LIBOR USD + 0.00%), 3.55%,
08/13/37 ............... 1,930 1,569,529
Series 2017-CC, Class E, (1-mo.
LIBOR USD + 0.00%), 3.55%,
08/13/37 ............... 3,820 2,953,469
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,350,918
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 2,877,828
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 3,999 2,571,503
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 7.77%, 12/15/37
(a) (b)
.... 9,282 9,259,309
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 1,143 980,834
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 7.95%, 09/15/38
(a) (b)
18,476 18,660,769
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 4.84%,
05/10/58
(b)
................ 6,142 5,728,852
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 6,116,724
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,250,021

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup Commercial Mortgage Trust
(b)
Series 2016-GC37, Class C, 4.91%,
04/10/49 ............... USD 2,110 $ 1,946,617
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)
.............. 2,660 2,132,197
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.92%, 08/15/36 ... 5,172 5,185,333
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.76%, 08/15/36 ... 8,751 8,750,984
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 6.33%, 11/15/37 ... 6,359 6,345,055
Series 2020-ICE5, Class E, (1-mo.
CME Term SOFR at 2.77% Floor
+ 2.88%), 8.20%, 11/15/37 ... 15,600 15,570,810
Series 2020-ICE5, Class F, (1-mo.
CME Term SOFR at 3.49% Floor
+ 3.61%), 8.92%, 11/15/37 ... 13,381 13,329,118
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a) (b)
............. 750 609,531
Series 2015-LC19, Class B, 3.83%,
02/10/48
(b)
.............. 942 886,633
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,945,421
Series 2016-667M, Class D, 3.18%,
10/10/36
(a) (b)
............. 1,840 1,466,291
Credit Suisse Mortgage Capital
Certificates
(a)(b)
Series 2019-ICE4, Class A, (1-mo.
CME Term SOFR at 0.98% Floor
+ 1.03%), 6.35%, 05/15/36 ... 3,939 3,939,208
Series 2019-ICE4, Class C, (1-mo.
CME Term SOFR at 1.43% Floor
+ 1.48%), 6.80%, 05/15/36
(d)
.. 2,793 2,790,433
Series 2019-ICE4, Class E, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 7.52%, 05/15/36 ... 14,066 14,055,193
Series 2019-ICE4, Class F, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.70%), 8.02%, 05/15/36 ... 14,857 14,814,977
Series 2020-NET, Class D, 3.70%,
08/15/37 ............... 560 514,682
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.72%,
08/15/51
(b)
................ 1,586 1,394,829
CSMC Trust
(a)
Series 2017-PFHP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.00%), 6.32%, 12/15/30
(b)
.. 2,310 2,209,957
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,424,356
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.23%), 10.55%, 10/15/37
(b)
. 4,184 3,900,477
Series 2020-FACT, Class F, (1-mo.
CME Term SOFR at 6.16% Floor
+ 6.52%), 11.85%, 10/15/37
(b)
. 300 263,238
Series 2021-980M, Class E, 3.54%,
07/15/31
(b)
.............. 3,955 3,488,123
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.59%, 11/15/38
(b)
.. USD 5,892 $ 5,869,905
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.94%, 11/15/38
(b)
.. 2,356 2,339,727
Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 7.44%, 11/15/38
(b)
.. 3,520 3,491,479
Series 2021-BHAR, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.94%, 11/15/38
(b)
.. 2,565 2,528,535
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 8.76%, 02/15/25
(b) (c)
. 23,200 22,221,380
Series 2022-NWPT, Class A, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.47%, 09/09/24
(b)
.. 12,790 12,825,707
DBGS Mortgage Trust, Series 2018-
BIOD, Class D, (1-mo. CME Term
SOFR at 1.30% Floor + 1.60%),
6.92%, 05/15/35
(a) (b)
.......... 137 135,779
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class D, (1-mo.
LIBOR USD + 0.00%), 3.53%,
10/10/34 ............... 3,760 3,200,507
Series 2017-BRBK, Class E, (1-mo.
LIBOR USD + 0.00%), 3.53%,
10/10/34 ............... 8,126 6,556,953
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ............... 2,070 1,589,580
DC Trust
(a)(b)
Series 2024-HLTN, Class A, 1.00%,
04/13/28 ............... 1,570 1,569,883
Series 2024-HLTN, Class F, 1.00%,
04/13/28 ............... 4,127 4,126,597
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 6.85%, 03/15/34 ... 9,090 9,105,852
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 9.35%, 03/15/34 ... 26,040 26,039,591
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR at 3.12% Floor +
3.23%), 8.56%, 11/15/38
(a) (b)
.... 4,922 4,745,755
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 07/15/38 ... 8,961 8,949,420
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.29%, 07/15/38 ... 12,242 12,222,756
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 9.14%, 07/15/38 ... 30,945 30,906,133
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 02/15/38
(a) (b)
.... 770 143,063
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a) (b)
........ 2,546 1,823,836

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Great Wolf Trust, Series 2024-WOLF,
Class A, (1-mo. CME Term SOFR
at 1.54% Floor + 1.54%), 6.84%,
03/15/39
(a) (b)
............... USD 8,900 $ 8,913,906
GS Mortgage Securities Corp. II
(a)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 7,205,769
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(b)
.............. 31,848 31,903,823
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.40%,
07/10/48
(b)
.............. 1,786 1,676,156
Series 2017-375H, Class A, 3.48%,
09/10/37
(a) (b)
............. 1,460 1,334,257
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(a)
.............. 5,920 4,146,328
Series 2017-SLP, Class C, 3.92%,
10/10/32
(a)
.............. 1,065 1,036,968
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 6.33%, 11/15/36
(a) (b)
. 7,136 7,098,090
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.59%, 05/15/26
(a) (b)
. 2,320 2,158,455
Series 2022-AGSS, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.69%), 8.02%, 11/15/27
(a) (b)
. 19,464 19,525,093
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.52%, 08/15/39
(a) (b)
. 11,620 11,693,121
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.42%, 03/15/28
(a) (b)
. 7,510 7,533,469
GS Mortgage Securities Trust
(b)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 370 359,863
Series 2015-590M, Class E, 3.81%,
10/10/35
(a)
.............. 2,540 2,084,448
Series 2019-GSA1, Class C, 3.81%,
11/10/52 ............... 570 479,126
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a) (b)
............... 1,181 1,075,221
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 7.72%, 07/15/24
(a) (b)
2,607 2,612,687
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.59%, 10/15/36 ... 6,099 5,874,100
Series 2021-LULU, Class E, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 8.79%, 10/15/36 ... 3,296 3,077,261
Series 2021-LULU, Class F, (1-mo.
CME Term SOFR at 4.40% Floor
+ 4.51%), 9.84%, 10/15/36 ... 3,156 2,900,901
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 2.94%,
12/10/41
(a) (b)
............... 6,663 4,864,036
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor +
2.25%), 7.57%, 10/15/39
(a) (b)
.... 19,025 19,007,107
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,054,341
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-APTS, Class DFX,
3.50%, 06/15/34
(b)
......... USD 1,350 $ 1,334,100
Series 2017-APTS, Class EFX,
3.50%, 06/15/34
(b)
......... 2,090 2,060,958
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,157,132
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,492,875
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.81%, 08/15/39
(a) (b)
.......... 12,733 12,796,665
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)
Series 2016-NINE, Class B, (1-mo.
LIBOR USD + 0.00%), 2.85%,
09/06/38
(b)
.............. 6,933 6,353,777
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 4,472,252
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 6.58%, 06/15/35
(b)
.. 3,165 2,950,381
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 7.53%, 07/15/36
(b)
.. 5,580 5,388,436
Series 2020-609M, Class D, (1-mo.
CME Term SOFR at 2.77% Floor
+ 3.13%), 8.46%, 10/15/33
(b)
.. 2,500 1,931,796
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.24%, 04/15/38
(b)
.. 991 989,958
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.56%), 7.89%, 04/15/38
(b)
.. 13,815 13,670,465
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.06%), 8.39%, 04/15/38
(b)
.. 5,050 4,995,676
Series 2022-CGSS, Class A, (1-mo.
CME Term SOFR at 2.97% Floor
+ 2.87%), 8.20%, 12/15/36
(b)
.. 12,190 12,212,657
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.54%), 8.86%, 04/15/37
(b)
.. 12,552 10,169,518
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.50%, 09/15/39
(b)
.. 19,396 19,450,479
Series 2022-OPO, Class D, 3.45%,
01/05/39
(b)
.............. 7,412 5,339,918
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.14%, 12/15/48
(a) (b)
... 4,214 3,738,753
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,602,191
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 349,430
KSL Commercial Mortgage Trust
(a)(b)
Series 2023-HT, Class A, (1-mo.
CME Term SOFR at 2.29% Floor
+ 2.29%), 7.62%, 12/15/36 ... 9,780 9,838,069
Series 2023-HT, Class D, (1-mo.
CME Term SOFR at 4.29% Floor
+ 4.29%), 9.61%, 12/15/36 ... 36,405 36,586,981

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 5.89%, 09/25/36 ... USD 2,079 $ 1,974,048
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 7.44%, 10/25/37 ... 5,850 5,054,881
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 8.02%, 08/15/40
(a) (b)
4,400 4,443,522
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at 2.75%
Floor + 2.86%), 8.19%, 10/15/38
(a) (b)
1,216 1,216,000
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 3.84%,
08/15/34 ............... 2,925 2,223,449
Series 2017-330M, Class E, 3.90%,
08/15/34 ............... 4,493 3,242,837
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a) (b)
............... 118 101,482
MCR Mortgage Trust, Series 2024-HTL,
Class E, (1-mo. CME Term SOFR
at 4.65% Floor + 4.65%), 9.98%,
02/15/37
(a) (b)
............... 5,702 5,687,631
Med Trust
(a)(b)
Series 2021-MDLN, Class E, (1-mo.
CME Term SOFR at 3.15% Floor
+ 3.26%), 8.59%, 11/15/38 ... 435 433,010
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.44%, 11/15/38 ... 7,179 7,165,441
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.69%, 11/15/38 .. 41,162 41,084,872
MFT Trust, Series 2020-ABC, Class C,
3.48%, 02/10/42
(a) (b)
.......... 3,925 2,369,935
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.92%), 6.24%, 04/15/38 ... 3,481 3,465,019
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 7.54%, 04/15/38 ... 7,128 7,074,476
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 8.04%, 04/15/38 ... 909 899,547
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.19%, 07/15/38 ... 7,927 7,818,000
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 9.39%, 07/15/38 ... 3,438 3,377,743
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(a)
........... 6,775 7,034,506
Morgan Stanley Capital I Trust
(a)
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 12.52%, 11/15/34
(b)
. 2,925 2,717,337
Series 2017-HR2, Class D, 2.73%,
12/15/50 ............... 625 497,208
Series 2018-MP, Class E, 4.28%,
07/11/40
(b)
.............. 7,057 4,397,646
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-SUN, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.20%), 6.52%, 07/15/35
(b)
.. USD 2,330 $ 2,324,175
Series 2018-SUN, Class F, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.85%), 8.17%, 07/15/35
(b)
.. 74 71,696
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 549,828
MSWF Commercial Mortgage Trust,
Series 2023-2, Class A5, 6.01%,
12/15/56
(b)
................ 1,976 2,113,998
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class F, (1-mo.
CME Term SOFR at 5.29% Floor +
5.29%), 10.62%, 03/15/39
(a) (b)
... 2,870 2,683,526
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 0.00%,
11/28/35
(a) (b)
............... 2,024 1,334,690
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (US
Prime Rate + 1.00%), 8.50%,
06/15/35
(b)
.............. 319 294,708
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,640,359
NJ Trust, Series 2023-GSP, Class A,
6.48%, 01/06/29
(a) (b)
.......... 4,750 4,963,460
Olympic Tower Mortgage Trust,
Series 2017-OT, Class E, 3.95%,
05/10/39
(a) (b)
............... 7,856 4,991,171
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(a)
. 4,638 3,960,642
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(a)
3,310 2,890,005
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.39%, 01/15/36 ... 3,402 3,317,172
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 6.69%, 01/15/36 ... 4,673 4,463,258
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.94%, 01/15/36 ... 3,892 3,639,665
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.19%, 01/15/36 ... 1,660 1,355,328
OPEN Trust, Series 2023-AIR, Class A,
(1-mo. CME Term SOFR at 3.09%
Floor + 3.09%), 8.41%, 10/15/28
(a) (b)
5,789 5,846,906
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 8.79%, 07/15/38 ... 3,276 2,134,362
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 9.79%, 07/15/38 ... 3,533 783,760
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.47% Floor +
2.47%), 7.80%, 06/25/37
(a) (b)
.... 3,863 3,867,526

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SG Commercial Mortgage Securities
Trust
(a)(b)
Series 2019-PREZ, Class D, 3.48%,
09/15/39 ............... USD 4,690 $ 3,785,190
Series 2019-PREZ, Class E, 3.48%,
09/15/39 ............... 3,356 2,630,533
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 7.36%, 07/15/36
(a) (b)
3,122 3,078,097
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.51%,
05/15/37
(a) (b)
............... 22,066 22,231,495
THPT Mortgage Trust, Series 2023-
THL, Class A, 6.99%, 12/10/34
(a) (b)
3,172 3,246,103
TPGI Trust, Series 2021-DGWD, Class
E, (1-mo. CME Term SOFR at 2.35%
Floor + 2.46%), 7.79%, 06/15/26
(a) (b)
1,231 1,228,124
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.58%, 12/10/33
(a) (b)
4,360 4,556,372
Velocity Commercial Capital Loan
Trust
(a)
Series 2017-2, Class M3, (3-mo.
LIBOR USD + 0.00%), 4.24%,
11/25/47
(b)
.............. 546 475,096
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 329 276,497
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 256,081
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 937 779,806
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. 1,125 934,722
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 498 411,164
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. 769 617,988
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 877 685,548
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,214 1,659,094
Series 2022-4, Class M2, 6.97%,
08/25/52
(b)
.............. 1,997 1,937,789
Series 2022-4, Class M3, 7.54%,
08/25/52
(b)
.............. 1,875 1,699,514
Series 2023-2, Class A, 6.22%,
05/25/53
(b)
.............. 7,808 7,831,056
Series 2024-1, Class M2, 7.23%,
01/25/54
(b)
.............. 1,252 1,246,825
Series 2024-1, Class M3, 8.44%,
01/25/54
(b)
.............. 1,474 1,464,307
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.75%,
06/15/36 ............... 2,708 2,367,049
Series 2020-SDAL, Class D, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.20%), 7.53%, 02/15/37 ... 5,002 4,977,133
Series 2020-SDAL, Class E, (1-mo.
CME Term SOFR at 2.74% Floor
+ 2.85%), 8.18%, 02/15/37 ... 2,610 2,590,537
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.94%, 05/15/31 ... 750 704,251
Security
Par (000)
Par (000) Value
United States (continued)
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ USD 1,770 $ 1,639,274
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 8.11%, 11/15/27 ... 14,598 14,652,789
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 8.76%, 11/15/27 ... 4,950 4,967,027
1,521,479,252
Interest Only Collateralized Mortgage Obligations — 0 .1%
United States — 0.1%
(b)
Barclays Mortgage Loan Trust
(a)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 118,980 2,455,909
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 95,971 4,460,871
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 12,516 7,524
J.P. Morgan Mortgage Trust
(a)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 100,615 2,845,825
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 10,949 309,677
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 197,078 1,979,632
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 61,673 1,770,265
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 36,745 710,449
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 697,701
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 6,716 192,765
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 120,880 1,745,239
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 0.59%,
09/25/35
(a)
................ 1,221 39,980
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.56%,
07/25/56
(a)
................ 7,291 804,299
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (1-mo.
LIBOR USD + 0.25%), 3.02%,
02/25/38
(a)
................ 31,381 7,104,941
25,125,077
Interest Only Commercial Mortgage-Backed Securities — 0 .1%
United States — 0.1%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)
25,000 130,125
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)
.... 19,140 132,660
BANK, Series 2019-BN20, Class XB,
0.37%, 09/15/62 ............ 86,048 1,523,187
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3, Class XB,
0.58%, 02/15/50 .......... 31,555 482,075

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-BNK3, Class XD,
1.24%, 02/15/50
(a)
......... USD 12,290 $ 373,011
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.99%, 04/15/53 .. 2,706 142,403
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
0.88%, 08/10/35 .......... 65,768 1,484,691
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 269,265
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (1-mo.
LIBOR USD + 0.00%), 1.02%,
03/15/52 ............... 31,369 1,177,330
Series 2020-B17, Class XB, (1-mo.
LIBOR USD + 0.00%), 0.53%,
03/15/53 ............... 13,340 306,474
Series 2021-B23, Class XA, 1.27%,
02/15/54 ............... 47,799 2,819,842
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.73%, 06/15/56 ..... 28,327 1,450,586
BX Trust, Series 2022-GPA, Class XCP,
0.00%, 08/15/39
(a)
........... 242,391 7,102
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.69%,
05/10/58 ................. 18,700 239,508
Commercial Mortgage Trust
Series 2015-CR25, Class XA,
0.79%, 08/10/48 .......... 13,827 109,722
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 514,371
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.17%, 11/15/50 .......... 32,800 295,944
Series 2019-C16, Class XA, 1.54%,
06/15/52 ............... 68,275 4,197,462
Series 2019-C17, Class XA, 1.32%,
09/15/52 ............... 27,314 1,405,504
Series 2019-C17, Class XB, 0.54%,
09/15/52 ............... 41,829 1,038,064
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)
.... 598,765 514,531
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)
. 52,590 714,925
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (1-mo. LIBOR USD +
0.00%), 1.00%, 06/10/50
(a)
..... 15,440 402,259
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 55,229
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.81%, 11/10/52 .......... 15,705 564,473
Series 2020-GSA2, Class XA,
1.71%, 12/12/53
(a)
......... 31,764 2,576,617
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 563,098
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.77%,
09/15/47 ............... 5,273 1,287
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 151,305
Security
Par (000)
Par (000) Value
United States (continued)
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... USD 14,670 $ 235,960
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.15%, 02/15/36
(a)
.... 5,834 209,101
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.83%,
03/10/50
(a)
................ 6,658 99,404
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.18%,
12/15/47 ............... 51,913 364,517
Series 2014-C19, Class XF, 1.18%,
12/15/47 ............... 13,486 160,305
Series 2015-C21, Class XB, 0.27%,
03/15/48 ............... 15,696 39,552
Series 2015-C26, Class XD, 1.30%,
10/15/48 ............... 18,660 336,296
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%,
06/15/50
(a)
.............. 8,870 497,848
Series 2019-H6, Class XB, 0.71%,
06/15/52 ............... 53,695 1,663,730
Series 2019-L2, Class XA, 1.00%,
03/15/52 ............... 22,128 853,746
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 0.91%,
12/15/56 ................. 107,439 7,113,193
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)
................ 99,000 1,038,064
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32
(c)
......... 126,326 13
Series 2017-1MKT, Class XNCP,
0.12%, 02/10/32 .......... 25,265 65,563
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.44%,
10/15/52 ............... 65,708 4,027,405
Series 2019-C18, Class XA, 1.00%,
12/15/52 ............... 68,911 2,625,280
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.24%, 08/15/49
(a)
......... 9,764 234,379
Series 2019-C50, Class XA, 1.41%,
05/15/52 ............... 48,389 2,474,184
Series 2021-C59, Class XA, 1.52%,
04/15/54 ............... 37,597 2,783,360
48,464,950
Principal Only Collateralized Mortgage Obligations — 0 .0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a) (m)
............... 4,007 475,069
Total Non-Agency Mortgage-Backed Securities — 9.4%
(Cost: $ 3,664,359,802 ) ........................... 3,481,442,761

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 0 .5%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(b) (d) (o)
................ EUR 10,000 $ 10,764,334
United States — 0.5%
(b)(o)
Ally Financial, Inc. , Series B , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.87%),
4.70% ................... USD 9,234 7,916,636
AT&T, Inc. , Series B , (5-Year EURIBOR
ICE Swap Rate + 3.14%), 2.88% . EUR 11,200 11,779,350
Bank of America Corp.
Series RR , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.76%), 4.38% .... USD 13,296 12,464,235
Series FF , (3-mo. CME Term SOFR
+ 3.19%), 5.88% .......... 11,271 11,098,583
Capital One Financial Corp. , Series M ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 3.95% ............. 5,786 5,139,562
Charles Schwab Corp. (The) , Series
I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.17%), 4.00% ............. 29,947 28,017,622
Citigroup, Inc.
Series X , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.42%), 3.88% .... 13,300 12,552,181
Series Y , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.00%), 4.15% .... 1,643 1,513,423
Discover Financial Services , Series C ,
(3-mo. CME Term SOFR + 3.34%),
5.50% ................... 5,701 4,888,690
Energy Transfer LP , Series G , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.31%),
7.13% ................... 8,782 8,573,746
General Motors Financial Co., Inc. ,
Series C , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 5.00%), 5.70% ............ 5,515 5,288,068
Goldman Sachs Group, Inc. (The) ,
Series T , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.97%), 3.80% ............ 12,988 12,097,438
PNC Financial Services Group, Inc.
(The)
Series T , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.60%), 3.40% .... 14,445 12,625,505
Series W , (7-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.81%), 6.25% .... 13,149 12,743,648
US Bancorp , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.54%), 3.70% ............ 11,606 10,066,001
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo & Co. , Series BB , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.45%),
3.90% ................... USD 27,053 $ 25,738,936
182,503,624
Total Capital Trusts — 0.5%
(Cost: $ 189,784,367 ) ............................. 193,267,958
Shares
Shares
Preferred Stocks — 1 .0%
Brazil — 0.1%
Neon Payments Ltd.
(c) (f)
.......... 28,089 17,103,392
China — 0.1%
ByteDance Ltd. , Series E-1 , (Acquired
11/11/20 , cost $ 32,477,349 )
(c) (f) (i)
.. 296,396 47,423,360
Germany — 0.0%
Volocopter GmbH , (Acquired 03/03/21 ,
cost $ 11,751,352 )
(c) (f) (i)
......... 2,211 6,105,796
Israel — 0.1%
(c)(f)(i)
Deep Instinct Ltd. , Series D-
2 , (Acquired 03/19/21 , cost
$ 8,210,225 ) ............... 1,350,837 6,375,951
Deep Instinct Ltd. , Series D-
4 , (Acquired 09/20/22 , cost
$ 11,103,299 ) .............. 1,574,860 8,535,741
14,911,692
Sweden — 0.0%
Volta Greentech AB , Series C ,
(Acquired 02/22/22 , cost
$ 5,952,131 )
(c) (f) (i)
............. 50,461 1
United Kingdom — 0.0%
10X Future Technologies Holdings Ltd. ,
Series D , (Acquired 05/13/21 , cost
$ 16,122,168 )
(c) (f) (i)
............ 425,677 8,220,204
United States — 0.7%
Breeze Aviation Group, Inc. , Series
B , (Acquired 07/30/21 , cost
$ 7,738,156 )
(c) (f) (i)
............. 14,327 2,430,862
Bright Machinery Manufacturing Group,
Inc. , Series C-1
(c) (f)
........... 4,079,305 4,772,787
Bright Machines, Inc. , Series C
(c) (f)
... 1,958,349 11,750,642
Cap Hill Brands (Preference) , Class
E
(c) (f)
..................... 13,277,076 3,186,498
Caresyntax, Inc. , Series C-2
(c) (f)
.... 47,019 4,495,957
Caresyntax, Inc. , Series C-3
(c) (f)
.... 6,774 547,610
Clarify Health Solutions, Inc.
(c) (f)
.... 1,542,267 9,731,705
Dream Finders Homes, Inc. , 9.00%
(c) (o)
58,891 56,608,974
Exo Imaging, Inc. , Series C , (Acquired
06/24/21 , cost $ 5,879,165 )
(c) (f) (i)
.. 1,003,613 2,890,405
GM Cruise Holdings LLC , Series
G , (Acquired 03/25/21 , cost
$ 7,513,940 )
(c) (f) (i)
............. 285,159 2,569,283
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 26,198,000 )
(c) (f) (i)
.. 26,198,000 26,198,000
Insightful Corp. , Series D
(c) (f)
....... 12,737,258 4,366,332
JumpCloud, Inc. , Series E-1 , (Acquired
10/30/20 , cost $ 8,237,574 )
(c) (f) (i)
.. 4,516,957 10,705,188
JumpCloud, Inc. , Series F , (Acquired
09/03/21 , cost $ 1,779,219 )
(c) (f) (i)
.. 297,096 704,118

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Lessen Holdings, Inc. , Series B
(c) (f)
.. 2,002,830 $ 12,537,716
Loadsmart, Inc. , Series C , (Acquired
10/05/20 , cost $ 7,500,000 )
(c) (f) (i)
.. 877,193 6,061,403
Loadsmart, Inc. , Series D , (Acquired
01/27/22 , cost $ 2,351,580 )
(c) (f) (i)
.. 117,579 1,216,943
MNTN Digital , Series D , (Acquired
11/05/21 , cost $ 6,262,132 )
(c) (f) (i)
... 272,678 3,672,973
Mythic AI, Inc. , Series C , (Acquired
01/26/21 , cost $ 4,357,643 )
(c) (f) (i)
.. 6,343 —
New York Community Bancorp, Inc. ,
Series C
(f)
................. 5,919 11,838,000
Noodle Partners, Inc. , Series
C , (Acquired 08/26/21 , cost
$ 7,700,677 )
(c) (f) (i)
............. 862,850 3,140,774
PsiQuantum Corp. , Series D , (Acquired
05/21/21 , cost $ 3,512,029 )
(c) (f) (i)
.. 133,913 3,999,981
RapidSOS, Inc. , Series C-1
(c) (f)
..... 10,953,097 10,295,911
Relativity Space, Inc. , Series
E , (Acquired 05/27/21 , cost
$ 5,860,925 )
(c) (f) (i)
............. 256,663 5,433,556
SCI PH Parent, Inc. , (Acquired
02/10/23 , cost $ 7,993,000 ) ,
12.50% ,
(c) (f) (i)
............... 7,993 7,609,895
Snorkel AI, Inc. , Series C , (Acquired
06/30/21 , cost $ 2,440,004 )
(c) (f) (i)
.. 162,454 1,237,899
Ursa Major Technologies, Inc. , Series
C , (Acquired 09/13/21 , cost
$ 7,831,305 )
(c) (f) (i)
............. 1,312,920 4,017,535
Ursa Major Technologies, Inc. , Series
D , (Acquired 10/14/22 , cost
$ 1,066,003 )
(c) (f) (i)
............. 160,843 511,481
Verge Genomics , Series B , (Acquired
11/05/21 , cost $ 7,544,038 )
(c) (f) (i)
... 1,416,243 9,163,092
Verge Genomics , Series C , (Acquired
09/06/23 , cost $ 1,205,410 )
(c) (f) (i)
.. 167,623 1,206,886
Versa Networks, Inc. , Series
E , (Acquired 10/14/22 , cost
$ 27,065,882 ) , 12.00% ,
(c) (f) (i)
..... 9,274,836 33,203,913
Volato Group, Inc. , Class A , (Acquired
12/03/23 , cost $ 893 )
(c) (f) (i)
....... 119,659 335,045
Zero Mass Water, Inc. , Series
C-1 , (Acquired 05/07/20 , cost
$ 6,249,999 )
(c) (f) (i)
............. 396,483 5,221,681
Zero Mass Water, Inc. , Series
D , (Acquired 07/05/22 , cost
$ 1,171,040 )
(c) (f) (i)
............. 28,589 640,394
262,303,439
Total Preferred Stocks — 1.0%
(Cost: $ 427,469,881 ) ............................. 356,067,884
Total Preferred Securities — 1.5%
(Cost: $ 617,254,248 ) ............................. 549,335,842
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage
Corp. Structured Agency Credit
Risk Debt Variable Rate Notes ,
Series 2015-HQ2 , Class B ,
(SOFR 30 day Average + 8.06%),
13.38% , 05/25/25
(b)
.......... USD 1,536 1,622,255
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates , Series KJ48 , Class A2 ,
5.03% , 10/25/31 ............ USD 4,457 $ 4,462,926
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-KGX1 , Class BFX ,
3.59% , 10/25/27 ........ 2,876 2,573,780
Series 2018-K80 , Class B ,
4.23% , 08/25/50 ........ 2,888 2,758,815
Series 2018-W5FX , Class CFX ,
(1-mo. LIBOR USD + 0.00%),
3.54% , 04/25/28 ........ 10,630 9,118,677
Series 2019-K99 , Class C ,
3.65% , 10/25/52 ........ 1,000 905,256
Government National Mortgage
Association
Series 2023-118 , Class BA ,
3.75% , 05/16/65
(b)
....... 2,643 2,457,212
Series 2023-119 , Class AD ,
2.25% , 04/16/65 ........ 2,871 2,304,780
24,581,446
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp.
Series 389 , Class C45 ,
3.00% , 10/15/52 ........ 43,825 7,207,180
Series 5081 , Class AI ,
3.50% , 03/25/51 ........ 15,610 2,914,167
Series 5112 , Class KI ,
3.50% , 06/25/51 ........ 31,479 5,702,766
Series 5127 , Class AI ,
3.00% , 06/25/51 ........ 13,014 2,115,103
Series 5185 , Class DI ,
3.00% , 11/25/49 ........ 25,472 4,065,813
Series 5196 , Class DI ,
3.00% , 02/25/52 ........ 93,912 14,423,260
Federal National Mortgage Association
Series 2020-32 , Class PI ,
4.00% , 05/25/50 ........ 24,095 5,046,210
Series 2020-85 , Class IP ,
3.00% , 12/25/50 ........ 19,422 3,164,314
Series 2021-50 , 4.00% , 08/25/51 52,001 9,980,253
Series 427 , Class C71 ,
3.00% , 10/25/49 ........ 35,445 5,833,456
Series 428 , Class C16 ,
3.00% , 03/25/50 ........ 18,094 3,079,763
Series 437 , Class C11 ,
3.00% , 07/25/52 ........ 111,754 18,952,619
Government National Mortgage
Association
Series 2020-146 , Class DI ,
2.50% , 10/20/50 ........ 22,511 2,963,787
Series 2020-149 , Class IA ,
2.50% , 10/20/50 ........ 18,658 2,472,033
Series 2020-175 , Class DI ,
2.50% , 11/20/50 ........ 7,697 987,478
Series 2020-185 , Class MI ,
2.50% , 12/20/50 ........ 28,219 3,696,195
Series 2021-140 , Class JI ,
3.00% , 08/20/51 ........ 32,473 5,131,961
Series 2021-176 , Class IA ,
3.50% , 10/20/51 ........ 27,312 4,356,743
Series 2021-214 , Class AI ,
4.00% , 12/20/51 ........ 26,699 4,490,076

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-215 , Class LI ,
3.00% , 12/20/51 ........ USD 21,059 $ 2,826,986
Series 2021-67 , Class QI ,
3.00% , 04/20/51 ........ 24,037 3,801,521
Series 2021-76 , Class JI ,
3.00% , 08/20/50 ........ 24,697 3,905,003
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 9,677 1,527,135
Series 2021-83 , Class PI ,
3.00% , 05/20/51 ........ 13,833 2,185,900
Series 2021-96 , Class MI ,
3.00% , 06/20/51 ........ 43,104 6,818,466
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 81,884 12,847,604
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 6,162 973,193
141,468,985
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. ,
Series 2019-KW08 , Class X2A ,
0.10% , 01/25/29
(a)
........... 271,881 960,257
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes , Series KL06 , Class XFX ,
1.36% , 12/25/29
(b)
........... 11,610 602,349
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80 , 1.56% , 09/16/51 1,905 266,333
Series 2013-30 , 0.52% , 09/16/53 7,304 104,295
Series 2016-36 , 0.66% , 08/16/57 1,617 42,941
Series 2016-96 , 0.77% , 12/16/57 8,562 311,438
2,287,613
Mortgage-Backed Securities — 41.5%
(w)
Uniform Mortgage-Backed Securities
6.00% , 03/01/38 - 03/01/54 ... 107,646 109,370,556
4.50% , 09/01/43 - 11/01/44 ... 103 100,318
4.00% , 09/01/44 - 06/01/52
(x)
.. 285,438 268,367,966
5.00% , 10/01/52 .......... 1 839
6.50% , 08/01/53 - 03/01/54 ... 105,532 108,475,814
7.00% , 11/01/53 - 03/01/54
(x)
.. 51,796 53,600,063
3.00% , 04/25/54
(w)
......... 38,634 33,233,656
3.50% , 04/25/54 - 05/25/54
(w)
.. 6,547,374 5,859,096,760
4.00% , 04/25/54 - 05/25/54
(w)
.. 62,666 58,028,818
4.50% , 04/25/54
(w)
......... 2,853,724 2,717,380,224
5.50% , 04/25/54
(w)
......... 172,011 171,157,184
6.50% , 04/25/54 - 05/25/54
(w)
.. 1,860,454 1,900,673,630
7.00% , 04/25/54 - 05/25/54
(w)
.. 3,906,336 4,023,573,376
15,303,059,204
Total U.S. Government Sponsored Agency Securities
—
41 .9%
(Cost: $ 15,492,047,044 ) ........................... 15,473,019,503
U.S. Treasury Obligations
U.S. Treasury Bonds
1.38% , 08/15/50 ............ 75,000 39,606,446
1.88% , 02/15/51
(y)
........... 64,421 38,808,560
2.88% , 05/15/52 ............ 201,565 152,511,888
3.00% , 08/15/52
(x) (y) (z)
......... 186,365 144,760,469
3.63% , 02/15/53 ............ 3,000 2,634,375
U.S. Treasury Inflation Linked Notes
0.25% , 01/15/25 ............ 138,950 136,575,266
2.38% , 10/15/28 ............ 123,850 126,719,587
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
4.63% , 06/30/25
(y)
........... USD 19,650 $ 19,578,615
4.13% , 02/15/27
(y)
........... 250,000 247,890,625
2.38% , 05/15/29 ............ 1,000 914,805
3.38% , 05/15/33
(y)
........... 13,193 12,359,161
4.00% , 02/15/34
(y)
........... 140,011 137,692,068
Total U.S. Treasury Obligations — 2.9%
(Cost: $ 1,143,733,171 ) ........................... 1,060,051,865
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(f)
.................. 147,996 76,248
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(f)
.................. 196,295 31,766
Israel — 0.0%
(f)
Deep Instinct Ltd. , (Acquired 09/20/22 ,
cost $ 0 ) (Issued/Exercisable
09/20/22 , 1 Share for 1 Warrant,
Expires 09/20/32 )
(c) (i)
.......... 111,033 16,655
Innovid Corp. , Class A (Issued/
Exercisable 01/28/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 ) ............ 3,266 147
16,802
Japan — 0.0%
(c)(f)
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 02/06/24 , 1 Share for 1
Warrant, Expires 03/30/29 ) ..... 11,000,000 387,035
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 01/29/24 , 1 Share for 1
Warrant, Expires 03/15/29 )
(d)
.... 14,000,000 619,633
JAFCO Group Co. Ltd. (Issued/
Exercisable 09/28/23 , 1 Share for 1
Warrant, Expires 09/13/28 )
(d)
.... 9,000,000 889,634
Money Forward, Inc. (Issued/
Exercisable 08/18/23 , 1 Share for
1 Warrant, Expires 08/18/28 , Strike
Price JPY 2.50 ) ............. 4,000,000 587,924
Sanrio Co. Ltd. (Issued/Exercisable
12/14/23 , 1 Share for 1 Warrant,
Expires 11/28/28 )
(d)
.......... 10,000,000 2,490,740
4,974,966
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(f)
.................. 109,138 1,177

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 0.0%
10X Future Technologies Holdings Ltd. ,
(Acquired 12/19/23 , cost $ 0 ) (Issued/
Exercisable 12/19/23 , 1 Share for
1 Warrant, Expires 11/17/30 , Strike
Price GBP 0.01 )
(c) (f) (i)
.......... 512,859 $ 886,808
United States — 0.1%
(f)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 03/11/26 , Strike
Price USD 11.50 ) ............ 45,680 13,247
California Resources Corp. (Issued/
Exercisable 10/23/20 , 1 Share for
1 Warrant, Expires 10/27/24 , Strike
Price USD 36.00 ) ........... 9,137 178,720
Cano Health, Inc. (Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant,
Expires 06/03/26 , Strike Price USD
11.50 ) ................... 178,770 18
Caresyntax, Inc. (Issued/Exercisable
06/14/23 , 1 Share for 1 Warrant,
Expires 06/21/33 , Strike Price USD
0.01 )
(c)
................... 5,337 510,271
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(c)
........... 199,600 2
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(c)
........... 333,560 13,476
CXApp, Inc. , Class A (Issued/
Exercisable 02/02/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 ) ............ 469,670 72,585
EVgo, Inc. (Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 09/15/25 , Strike Price USD
11.50 ) ................... 213,790 40,406
FLYR, Inc. (Issued/Exercisable
05/10/22 , 1 Share for 1 Warrant,
Expires 05/10/32 , Strike Price USD
3.95 )
(c)
................... 64,041 340,698
HawkEye 360, Inc. (Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(c)
................... 515,422 2,448,254
HawkEye 360, Inc. (Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(c)
................... 204,533 971,532
HawkEye 360, Inc. (Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(c)
.................. 81,813 200,442
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21 , 1 Share for
1 Warrant, Expires 08/02/26 , Strike
Price USD 11.50 ) ............ 7,405 104
Latch, Inc. (Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 ) ................... 164,855 1,665
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 ) ............ 375,043 375
Security
Shares
Shares Value
United States (continued)
New York Community Bancorp, Inc. ,
(Acquired 03/07/24 , cost $ 0 ) (Issued/
Exercisable 03/11/24 , 1 Share for
1 Warrant, Expires 03/11/31 , Strike
Price USD 2.50 )
(i)
............ 3,551 $ —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 369,311 1,182
Palladyne AI Corp. (Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 505,097 25,760
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21 , 1 Share for
1 Warrant, Expires 12/03/26 , Strike
Price USD 11.50 )
(c)
........... 111,845 1
Pivotal Investment Corp. III , Class
A (Issued/Exercisable 01/19/21 ,
1 Share for 1 Warrant, Expires
12/31/27 , Strike Price USD 11.50 )
(c)
54,520 —
RapidSOS, Inc. (Issued/Exercisable
12/13/23 , 1 Share for 1 Warrant,
Expires 12/13/33 , Strike Price USD
0.01 )
(c)
................... 6,073,125 5,648,006
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21 ,
1 Share for 1 Warrant, Expires
06/15/27 , Strike Price USD 11.50 ) 128,364 6,547
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22 , 1 Share for
1 Warrant, Expires 11/19/26 , Strike
Price USD 12.50 )
(c)
.......... 498,240 5
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) (Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(c) (i)
.......... 1,143,143 3,475,155
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 446,489 ) (Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(c) (i)
................. 299,148 32,906
13,981,357
Total Warrants — 0 .1%
(Cost: $ 24,209,701 ) .............................. 19,969,124
Total Long-Term Investments — 130 .0%
(Cost: $ 48,696,189,846 ) ........................... 47,967,997,349

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements — 0.7%
(aa)
Barclays Bank plc , 4.25% , 04/24/24
(Purchased on 03/22/24 to be
repurchased at USD 1,023,144 ,
collateralized by GN Bondco LLC ,
9.50%, due at 10/15/31 , par and
fair value of USD 985,000 and
$ 983,239 , respectively) ........ USD 1,022 $ 1,021,938
Barclays Bank plc , 5.15% , 04/24/24
(Purchased on 03/22/24 to be
repurchased at USD 8,254,596 ,
collateralized by Deutsche Bank
AG , 4.50%, due at 04/01/25 , par
and fair value of USD 8,200,000 and
$ 8,062,697 , respectively) ...... 8,243 8,242,804
Barclays Bank plc , 0.25% , Open
(Purchased on 11/14/23 to be
repurchased at USD 3,134,694 ,
collateralized by INEOS Quattro
Finance 1 plc , 3.75%, due at
07/15/26 , par and fair value of
EUR 3,249,000 and $ 3,391,265 ,
respectively)
(ab)
............. EUR 2,903 3,131,671
Barclays Bank plc , 2.15% , Open
(Purchased on 03/26/24 to be
repurchased at USD 2,218,566 ,
collateralized by Intrum AB , 4.88%,
due at 08/15/25 , par and fair value
of EUR 2,670,000 and $ 2,149,595 ,
respectively)
(ab)
............. 2,056 2,218,036
Barclays Bank plc , 3.25% , Open
(Purchased on 11/24/23 to be
repurchased at USD 4,589,532 ,
collateralized by Arkema SA , 0.75%,
due at 12/03/29 , par and fair value
of EUR 5,000,000 and $ 4,678,466 ,
respectively)
(ab)
............. 4,206 4,537,913
Barclays Bank plc , 3.55% , Open
(Purchased on 11/30/23 to be
repurchased at USD 4,453,754 ,
collateralized by Akelius Residential
Property Financing BV , 0.75%, due
at 02/22/30 , par and fair value of
EUR 5,550,000 and $ 4,750,935 ,
respectively)
(ab)
............. 4,080 4,402,096
Barclays Bank plc , 5.00% , Open
(Purchased on 01/29/24 to be
repurchased at USD 5,450,837 ,
collateralized by AthenaHealth
Group, Inc. , 6.50%, due at 02/15/30 ,
par and fair value of USD 5,780,000
and $ 5,286,496 , respectively)
(ab)
.. USD 5,404 5,404,300
Barclays Bank plc , 5.10% , Open
(Purchased on 03/25/24 to be
repurchased at USD 5,160,800 ,
collateralized by Medline Borrower
LP , 5.25%, due at 10/01/29 , par and
fair value of USD 5,322,000 and
$ 5,030,187 , respectively)
(ab)
..... 5,156 5,155,688
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc , 5.15% , Open
(Purchased on 01/29/24 to be
repurchased at USD 4,928,416 ,
collateralized by PHH Mortgage
Corp. , 7.88%, due at 03/15/26 , par
and fair value of USD 5,190,000 and
$ 5,025,570 , respectively)
(ab)
..... USD 4,885 $ 4,885,088
Barclays Bank plc , 5.15% , Open
(Purchased on 01/29/24 to be
repurchased at USD 3,370,372 ,
collateralized by Park River
Holdings, Inc. , 5.63%, due at
02/01/29 , par and fair value of
USD 3,983,000 and $ 3,386,484 ,
respectively)
(ab)
............. 3,341 3,340,741
Barclays Capital, Inc. , 3.75% , 04/24/24
(Purchased on 03/22/24 to be
repurchased at USD 7,823,671 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due
at 06/01/29 , par and fair value of
USD 8,696,000 and $ 7,736,763 ,
respectively) ............... 7,816 7,815,530
Barclays Capital, Inc. , 3.85% , 04/24/24
(Purchased on 03/22/24 to be
repurchased at USD 1,751,801 ,
collateralized by Clear Channel
Outdoor Holdings, Inc. , 7.75%, due
at 04/15/28 , par and fair value of
USD 1,923,000 and $ 1,684,163 ,
respectively) ............... 1,750 1,749,930
Barclays Capital, Inc. , 5.15% , 04/24/24
(Purchased on 03/22/24 to be
repurchased at USD 7,578,818 ,
collateralized by Valaris Ltd. , 8.38%,
due at 04/30/30 , par and fair value
of USD 7,119,000 and $ 7,343,484 ,
respectively) ............... 7,568 7,567,992
BNP Paribas SA , 0.00% , Open
(Purchased on 03/27/24 to be
repurchased at USD 2,192,227 ,
collateralized by Intrum AB , 4.88%,
due at 08/15/25 , par and fair value
of EUR 2,670,000 and $ 2,149,595 ,
respectively)
(ab)
............. EUR 2,032 2,192,227
BNP Paribas SA , 2.00% , Open
(Purchased on 10/26/23 to be
repurchased at USD 1,978,817 ,
collateralized by Next Group plc ,
3.63%, due at 05/18/28 , par and
fair value of GBP 1,700,000 and
$ 2,049,465 , respectively)
(ab)
..... GBP 1,554 1,961,965
BNP Paribas SA , 3.50% , Open
(Purchased on 10/26/23 to be
repurchased at USD 1,692,090 ,
collateralized by Legrand SA , 0.38%,
due at 10/06/31 , par and fair value
of EUR 2,000,000 and $ 1,790,537 ,
respectively)
(ab)
............. EUR 1,545 1,666,650

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA , 3.88% , Open
(Purchased on 10/26/23 to be
repurchased at USD 34,237,586 ,
collateralized by Bonos y
Obligaciones del Estado , 0.70%,
due at 04/30/32 , par and fair value of
EUR 40,000,000 and $ 36,163,052 ,
respectively)
(ab)
............. EUR 31,207 $ 33,667,888
BNP Paribas SA , 3.90% , Open
(Purchased on 10/26/23 to be
repurchased at USD 34,320,398 ,
collateralized by Bonos y
Obligaciones del Estado , 0.50%,
due at 10/31/31 , par and fair value of
EUR 40,000,000 and $ 36,077,521 ,
respectively)
(ab)
............. 31,280 33,746,428
BNP Paribas SA , 5.10% , Open
(Purchased on 02/27/24 to be
repurchased at USD 1,955,386 ,
collateralized by Frontier
Communications Holdings LLC ,
6.75%, due at 05/01/29 , par and
fair value of USD 2,130,000 and
$ 1,898,234 , respectively)
(ab)
..... USD 1,946 1,946,288
BNP Paribas SA , 5.16% , Open
(Purchased on 02/15/24 to be
repurchased at USD 6,780,625 ,
collateralized by CrownRock LP ,
5.00%, due at 05/01/29 , par and
fair value of USD 6,712,000 and
$ 6,629,952 , respectively)
(ab)
..... 6,737 6,737,170
BofA Securities, Inc. , 5.10% , 04/18/24
(Purchased on 03/14/24 to be
repurchased at USD 2,802,127 ,
collateralized by PHH Mortgage
Corp. , 7.88%, due at 03/15/26 , par
and fair value of USD 2,795,000 and
$ 2,706,448 , respectively) ...... 2,795 2,795,000
BofA Securities, Inc. , 5.10% , 04/18/24
(Purchased on 03/14/24 to be
repurchased at USD 10,162,148 ,
collateralized by Deutsche Bank AG ,
6.12%, due at 07/14/26 , par and
fair value of USD 10,000,000 and
$ 10,037,814 , respectively) ..... 10,136 10,136,300
BofA Securities, Inc. , 5.18% , 04/18/24
(Purchased on 03/27/24 to be
repurchased at USD 1,640,398 ,
collateralized by Staples, Inc. ,
7.50%, due at 04/15/26 , par and
fair value of USD 1,625,000 and
$ 1,585,954 , respectively) ...... 1,639 1,639,219
Deutsche Bank AG , 5.22% , Open
(Purchased on 11/24/23 to be
repurchased at USD 21,449,282 ,
collateralized by U.K. Treasury
Inflation Linked Bonds , 0.13%, due
at 03/22/46 , par and fair value of
GBP 14,876,000 and $ 22,452,560 ,
respectively)
(ab)
............. GBP 16,695 21,071,641
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Deutsche Bank AG , 5.22% , Open
(Purchased on 11/24/23 to be
repurchased at USD 4,628,408 ,
collateralized by U.K. Treasury
Inflation Linked Bonds , 0.13%, due
at 03/22/46 , par and fair value of
GBP 3,210,000 and $ 4,844,899 ,
respectively)
(ab)
............. GBP 3,603 $ 4,546,919
Goldman Sachs International ,
3.60% , Open (Purchased on
11/24/23 to be repurchased at
USD 2,609,746 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 2,615,000 and $ 2,722,226 ,
respectively)
(ab)
............. EUR 2,389 2,577,272
J.P. Morgan Securities plc ,
3.55% , Open (Purchased on
11/24/23 to be repurchased at USD
4,001,568 , collateralized by Vonovia
SE , 0.25%, due at 09/01/28 , par
and fair value of EUR 4,500,000 and
$ 4,146,360 , respectively)
(ab)
..... 3,664 3,952,459
J.P. Morgan Securities plc ,
3.60% , Open (Purchased on
11/24/23 to be repurchased at USD
2,611,307 , collateralized by Paprec
Holding SA , 3.50%, due at 07/01/28 ,
par and fair value of EUR 2,600,000
and $ 2,669,079 , respectively)
(ab)
.. 2,390 2,578,814
J.P. Morgan Securities plc ,
3.60% , Open (Purchased on
11/24/23 to be repurchased at USD
2,045,599 , collateralized by Vonovia
SE , 0.25%, due at 09/01/28 , par
and fair value of EUR 2,300,000 and
$ 2,119,251 , respectively)
(ab)
..... 1,872 2,020,146
J.P. Morgan Securities plc ,
3.65% , Open (Purchased on
11/24/23 to be repurchased at
USD 2,564,028 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 2,800,000 and $ 2,674,422 ,
respectively)
(ab)
............. 2,347 2,531,685
J.P. Morgan Securities plc ,
3.70% , Open (Purchased on
11/24/23 to be repurchased at
USD 2,564,471 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 2,800,000 and $ 2,674,423 ,
respectively)
(ab)
............. 2,347 2,531,685
Merrill Lynch International , 3.30% , Open
(Purchased on 11/24/23 to be
repurchased at USD 13,770,977 ,
collateralized by Arkema SA , 0.75%,
due at 12/03/29 , par and fair value of
EUR 15,000,000 and $ 14,035,397 ,
respectively)
(ab)
............. 12,619 13,613,739

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Merrill Lynch International , 3.35% , Open
(Purchased on 11/24/23 to be
repurchased at USD 2,588,360 ,
collateralized by Legrand SA , 0.38%,
due at 10/06/31 , par and fair value
of EUR 3,000,000 and $ 2,685,806 ,
respectively)
(ab)
............. EUR 2,371 $ 2,558,363
Nomura Securities International,
Inc. , (0.25) % , Open (Purchased
on 01/29/24 to be repurchased at
USD 2,123,203 , collateralized by
CommScope, Inc. , 8.25%, due
at 03/01/27 , par and fair value of
USD 4,195,000 and $ 1,964,579 ,
respectively)
(ab)
............. USD 2,124 2,123,719
Nomura Securities International,
Inc. , 3.35% , Open (Purchased
on 01/29/24 to be repurchased
at USD 1,367,565 , collateralized
by GN Bondco LLC , 9.50%, due
at 10/15/31 , par and fair value of
USD 1,335,000 and $ 1,332,613 ,
respectively)
(ab)
............. 1,357 1,356,694
Nomura Securities International,
Inc. , 4.25% , Open (Purchased
on 02/08/24 to be repurchased at
USD 8,089,206 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value of
USD 7,980,000 and $ 7,852,254 ,
respectively)
(ab)
............. 8,040 8,039,850
Nomura Securities International,
Inc. , 4.50% , Open (Purchased on
01/29/24 to be repurchased at USD
6,269,465 , collateralized by Clear
Channel Outdoor Holdings, Inc. ,
7.75%, due at 04/15/28 , par and
fair value of USD 7,000,000 and
$ 6,130,600 , respectively)
(ab)
..... 6,221 6,221,250
Nomura Securities International,
Inc. , 5.05% , Open (Purchased
on 02/15/24 to be repurchased
at USD 1,992,900 , collateralized
by CrownRock LP , 5.00%, due
at 05/01/29 , par and fair value of
USD 1,973,000 and $ 1,948,882 ,
respectively)
(ab)
............. 1,980 1,980,398
RBC Capital Markets LLC ,
4.75% , Open (Purchased on
02/08/24 to be repurchased at USD
54,685 , collateralized by Viasat, Inc. ,
5.63%, due at 09/15/25 , par and fair
value of USD 55,000 and $ 53,614 ,
respectively)
(ab)
............. 54 54,313
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
02/08/24 to be repurchased at
USD 9,433,138 , collateralized by
Weatherford International Ltd. ,
8.63%, due at 04/30/30 , par and
fair value of USD 8,907,000 and
$ 9,298,632 , respectively)
(ab)
..... 9,363 9,363,484
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
03/28/24 to be repurchased at
USD 3,369,352 , collateralized by
Community Health Systems, Inc. ,
6.00%, due at 01/15/29 , par and
fair value of USD 3,805,000 and
$ 3,324,041 , respectively)
(ab)
..... USD 3,367 $ 3,367,425
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
02/08/24 to be repurchased at USD
3,860,405 , collateralized by Cargo
Aircraft Management, Inc. , 4.75%,
due at 02/01/28 , par and fair value
of USD 4,240,000 and $ 3,834,389 ,
respectively)
(ab)
............. 3,832 3,831,900
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
02/08/24 to be repurchased at USD
1,897,225 , collateralized by Valaris
Ltd. , 8.38%, due at 04/30/30 , par
and fair value of USD 1,800,000 and
$ 1,856,759 , respectively)
(ab)
..... 1,883 1,883,216
RBC Capital Markets LLC ,
5.16% , Open (Purchased on
01/18/24 to be repurchased at USD
1,525,749 , collateralized by DISH
DBS Corp. , 5.25%, due at 12/01/26 ,
par and fair value of USD 2,020,000
and $ 1,590,565 , respectively)
(ab)
.. 1,510 1,509,950
RBC Europe Ltd. , 3.65% , Open
(Purchased on 10/26/23 to be
repurchased at USD 2,491,358 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 2,615,000 and
$ 2,722,225 , respectively)
(ab)
..... EUR 2,273 2,452,322
Total Borrowed Bond Agreements — 0.7%
(Cost: $ 255,094,390 ) ............................. 256,130,106
Commercial Paper — 2.7%
(t)
Bayer Corp.
(a)
5.70% , 08/12/24 ............ USD 11,500 11,252,012
6.30% , 09/10/24 ............ 16,217 15,794,552
Syngenta Wilmington, Inc. , 6.12%
,
04/10/24
(a)
................ 17,300 17,262,982
UBS AG
6.20% , 06/18/24 ............ 21,445 21,181,845
6.05% , 06/25/24
(a)
........... 29,734 29,337,811
FMC Corp.
(a)
5.95% , 04/01/24 ............ 41,750 41,721,902
6.13% , 04/22/24 ............ 83,250 82,897,472
General Motors Financial Co., Inc. ,
6.18%
,
06/20/24
(a)
........... 20,412 20,145,188
Harley-Davidson Financial Services,
Inc. , 6.17%
,
05/14/24
(a)
........ 12,200 12,108,463
HSBC USA, Inc.
6.55% , 06/24/24 ............ 14,500 14,306,095
6.53% , 07/01/24 ............ 42,025 41,418,935
6.49% , 08/12/24
(a)
........... 21,190 20,750,406
6.15% , 08/16/24 ............ 20,636 20,195,184
6.46% , 09/09/24
(a)
........... 24,384 23,768,761
6.53% , 09/16/24
(a)
........... 40,618 39,545,604

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
6.52% , 10/11/24
(a)
........... USD 21,297 $ 20,652,174
6.29% , 11/27/24
(a)
........... 20,632 19,856,359
International Flavors & Fragrances,
Inc. , 6.09%
,
04/02/24 ......... 107,690 107,608,826
Ovintiv, Inc.
6.14% , 04/18/24 ............ 18,000 17,935,509
6.12% , 04/19/24 ............ 9,000 8,966,214
VF Corp.
6.14% , 07/23/24 ............ 16,897 16,599,744
6.47% , 07/24/24 ............ 52,150 51,224,894
Walgreens Boots Alliance, Inc.
6.44% , 04/01/24
(a)
........... 41,597 41,568,364
6.44% , 04/05/24 ............ 125,100 124,927,901
6.50% , 04/15/24
(a)
........... 41,750 41,621,786
6.44% , 05/10/24 ............ 125,100 124,177,513
Total Commercial Paper — 2.7%
(Cost: $ 986,793,239 ) ............................. 986,826,496
Foreign Agency Obligations — 0.2%
Brazil — 0.1%
Letras do Tesouro Nacional , 9.51%
,
10/01/24
(t)
................. BRL 194 36,845,637
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(t)
26.00% , 10/01/24 ........... EGP 181,150 3,358,445
36.68% , 12/10/24 ........... 887,200 15,810,503
19,168,948
Total Foreign Agency Obligations — 0.2%
(Cost: $ 53,352,170 ) .............................. 56,014,585
Foreign Government Obligations — 0.7%
Brazil — 0.2%
Federative Republic of Brazil Treasury
Bills , 11.90%
,
04/01/24
(t)
....... BRL 278 55,350,743
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(t)
34.58% , 09/17/24 ........... EGP 405,600 7,539,539
34.87% , 03/18/25 ........... 1,419,300 23,811,902
31,351,441
Mexico — 0.4%
United Mexican States Treasury Bills
(t)
11.82% , 10/03/24 ........... MXN 37,968 21,590,234
13.54% , 11/28/24 ........... 250,000 139,868,868
161,459,102
Total Foreign Government Obligations — 0.7%
(Cost: $ 230,310,714 ) ............................. 248,161,286
Shares
Shares
Money Market Funds — 4.0%
(u)(ac)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 5.50%
(ad)
...... 204,280,020 204,382,160
BlackRock Liquid Environmentally
Aware Fund , Class Direct , 5.41% . 33,690,792 33,700,899
Security
Shares
Shares Value
Money Market Funds (continued)
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(j)
..... 1,243,264,100 $ 1,243,264,100
Total Money Market Funds — 4 .0%
(Cost: $ 1,481,341,615 ) ........................... 1,481,347,159
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills
(t)
5.28% , 04/02/24 ............ USD 100,000 99,985,498
5.34% , 05/09/24 ............ 3,214 3,196,125
Total U.S. Treasury Obligations — 0.3%
(Cost: $ 103,181,706 ) ............................. 103,181,623
Total Short-Term Securities — 8.6%
(Cost: $ 3,110,073,834 ) ........................... 3,131,661,255
Total Options Purchased — 0 .3%
(Cost: $ 148,058,050 ) ............................. 123,325,324
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 138.9%
(Cost: $ 51,954,321,730 ) ........................... 51,222,983,928
Total Options Written — ( 0 .4 ) %
(Premiums Received — $ (167,453,949) ) ............... (144,057,548)
Borrowed Bonds
Corporate Bonds — ( 0 .4 ) %
Austria — (0.0)%
Erste Group Bank AG , (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% , 11/15/32
(b)
........... EUR (5,600) (5,348,845)
France — (0.1)%
Arkema SA , 0.75% , 12/03/29 ...... (20,000) (18,713,862)
Legrand SA , 0.38% , 10/06/31 ..... (5,000) (4,476,343)
Paprec Holding SA , 3.50% , 07/01/28 (2,600) (2,669,079)
(25,859,284)
Germany — (0.1)%
Deutsche Bank AG:
4.50% , 04/01/25 ............ USD (8,200) (8,062,697)
(1-day SOFR + 3.19%),
6.12% , 07/14/26
(b)
......... (10,000) (10,037,814)
Vonovia SE , 0.25% , 09/01/28 ...... EUR (6,800) (6,265,611)
(24,366,122)
Sweden — (0.0)%
Akelius Residential Property Financing
BV , 0.75% , 02/22/30 ......... (5,550) (4,750,935)
Intrum AB , 4.88% , 08/15/25 ....... (5,340) (4,299,190)
Verisure Midholding AB ,
5.25% , 02/15/29 ............ (5,230) (5,444,451)
(14,494,576)
United Kingdom — (0.0)%
INEOS Quattro Finance 1 plc ,
3.75% , 07/15/26 ............ (3,249) (3,391,265)
Next Group plc , 3.63% , 05/18/28 ... GBP (1,700) (2,049,465)
(5,440,730)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — (0.2)%
AthenaHealth Group, Inc. ,
6.50% , 02/15/30
(a)
........... USD (5,780) $ (5,286,496)
Cargo Aircraft Management, Inc. ,
4.75% , 02/01/28
(a)
........... (4,240) (3,834,389)
Clear Channel Outdoor Holdings, Inc. ,
7.75% , 04/15/28
(a)
........... (8,923) (7,814,763)
CommScope, Inc. , 8.25% , 03/01/27
(a)
(4,195) (1,964,579)
Community Health Systems, Inc. ,
6.00% , 01/15/29
(a)
........... (3,805) (3,324,041)
CrownRock LP , 5.00% , 05/01/29
(a)
.. (8,685) (8,578,834)
DISH DBS Corp. , 5.25% , 12/01/26
(a)
. (2,020) (1,590,565)
Frontier Communications Holdings LLC ,
6.75% , 05/01/29
(a)
........... (2,130) (1,898,234)
GN Bondco LLC , 9.50% , 10/15/31
(a)
. (2,320) (2,315,852)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(a)
........... (8,696) (7,736,763)
Medline Borrower LP ,
5.25% , 10/01/29
(a)
........... (5,322) (5,030,187)
Park River Holdings, Inc. ,
5.63% , 02/01/29
(a)
........... (3,983) (3,386,484)
PBF Holding Co. LLC , 6.00% , 02/15/28 (7,980) (7,852,254)
PHH Mortgage Corp. ,
7.88% , 03/15/26
(a)
........... (7,985) (7,732,018)
Staples, Inc. , 7.50% , 04/15/26
(a)
.... (1,625) (1,585,954)
Valaris Ltd. , 8.38% , 04/30/30
(a)
..... (8,919) (9,200,243)
Viasat, Inc. , 5.63% , 09/15/25
(a)
..... (55) (53,614)
Weatherford International Ltd. ,
8.63% , 04/30/30
(a)
........... (8,907) (9,298,632)
(88,483,902)
Foreign Government Obligations — ( 0 .3 ) %
Spain — (0.2)%
Bonos y Obligaciones del Estado
(a)
:
0.50% , 10/31/31 ............ EUR (40,000) (36,077,521)
Security
Par (000)
Par (000) Value
Spain (continued)
0.70% , 04/30/32 ............ EUR (40,000) $ (36,163,052)
(72,240,573)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds ,
0.13% , 03/22/46 ............ GBP (26,520) (27,297,459)
Total Borrowed Bonds — ( 0 .7 ) %
(Proceeds: $ (292,784,311) ) ........................
(263,531,491)
TBA Sale Commitments
(w)
Government National Mortgage
Association
4.50% , 04/15/54 ............ USD (756,697) (727,056,286)
5.50% , 04/15/54 ............ (761,250) (760,535,064)
Uniform Mortgage-Backed Securities
3.00% , 04/25/54 ............ (3,368) (2,897,191)
4.00% , 04/25/54 - 05/25/54 ..... (355,361) (329,081,551)
5.00% , 04/25/54 ............ (1,503,273) (1,466,687,920)
5.50% , 04/25/54 ............ (1,050,092) (1,044,879,287)
6.00% , 04/25/54 ............ (109,299) (110,294,053)
6.50% , 04/25/54 - 05/25/54 ..... (4,371,306) (4,464,618,146)
7.00% , 04/25/54 ............ (994,200) (1,024,732,986)
3.50% , 05/25/54 ............ (879,762) (787,828,947)
Total TBA Sale Commitments — ( 29 .1 ) %
(Proceeds: $ (10,716,045,967) ) ...................... (10,718,611,431)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 108 .7%
(Cost: $ 40,778,037,503 ) ........................... 40,096,783,458
Liabilities in Excess of Other Assets — (8.7) % ............ (3,197,726,572)
Net Assets — 100.0% .............................. $ 36,899,056,886
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $352,025,747, representing 0.95% of its net assets as of period end, and an original cost of $348,280,349.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
All or a portion of this security is on loan.
(m)
Zero-coupon bond.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Rounds to less than 1,000.
(r)
Issuer filed for bankruptcy and/or is in default.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Affiliate of the Fund.
(v)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(w)
Represents or includes a TBA transaction.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(y)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(z)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(aa)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(ab)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 204,383,891
(a)
$ — $ (1,731) $ — $ 204,382,160 204,280,020 $ 265,639
(b)
$ —
BlackRock Liquid
Environmentally Aware
Fund , Class Direct ...... 394,464,458 4,391,562 (365,037,984) 34,052 (151,189) 33,700,899 33,690,792 4,389,007 —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,717,704,758 — (474,440,658)
(a)
— — 1,243,264,100 1,243,264,100 13,698,991 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 206,038,791 — (206,051,854)
(a)
114,199 (101,136) — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 39,602,617 — — — 337,420 39,940,037 401,690 — —
iShares 20+ Year Treasury
Bond ETF ............ 10,184,640 — — — (438,780) 9,745,860 103,000 62,352 —
iShares Bitcoin Trust ...... — 3,667,435 — — (106,075) 3,561,360 88,000 — —
iShares China Large-Cap ETF
(c)
— 5,676,250 (5,512,146) (164,104) — — — — —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 147,927,632 — (65,865,144) 614,643 (3,407,769) 79,269,362 727,776 902,375 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 83,325,516 — — — 570,722 83,896,238 935,611 704,492 —
iShares Latin America 40 ETF 15,578,107 — — — (332,361) 15,245,746 536,067 — —
iShares MSCI Brazil ETF ... 17,367,219 — — — (1,261,806) 16,105,413 496,774 — —
iShares Russell Mid-Cap
Growth ETF .......... 10,003,716 — — — 927,015 10,930,731 95,766 11,305 —
$ 597,059 $ (3,963,959) $ 1,740,041,906 $ 20,034,161 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CME Bitcoin
(a)
............................................................ 210 04/26/24 $ 75,107 $ 7,106,782
Euro-Bobl ............................................................... 10,984 06/06/24 1,401,273 4,513,659
SGX Nikkei 225 Index ....................................................... 71 06/13/24 18,936 299,173
Australia 10-Year Bond ...................................................... 955 06/17/24 72,548 14,463
3-mo. SOFR ............................................................. 300 06/18/24 71,004 (477)
Korea 3-Year Bond ......................................................... 2,684 06/18/24 209,038 (330,551)
EURO STOXX Banks Price Index ............................................... 67 06/21/24 490 35,285
MSCI Emerging Markets E-Mini Index ............................................ 242 06/21/24 12,693 (96,030)
NASDAQ 100 E-Mini Index ................................................... 31 06/21/24 11,455 (107,050)
U.S. Treasury 5-Year Note .................................................... 33,813 06/28/24 3,618,519 (5,909,008)
3-mo. EURIBOR .......................................................... 1,695 09/16/24 441,985 (79,050)
ECX Emission
(a)
........................................................... 56 12/16/24 3,734 (553,478)
3-mo. SONIA Index ......................................................... 4,354 03/18/25 1,313,470 171,237
3-mo. SOFR ............................................................. 689 09/16/25 165,222 (103,293)
90-day Australian Bank Bills ................................................... 2,044 12/11/25 1,320,350 294,261
3-mo. SONIA Index ......................................................... 1,455 12/16/25 441,707 (243,144)
5,012,779
Short Contracts
FTSE China A50 Index ...................................................... 591 04/29/24 7,170 (66,767)
MSCI Singapore Index ...................................................... 190 04/29/24 4,094 (2,171)
Euro-BTP ............................................................... 1,830 06/06/24 234,961 (809,149)
Euro-Bund .............................................................. 4,068 06/06/24 585,373 (2,710,083)
Euro-Buxl ............................................................... 970 06/06/24 142,113 (2,951,884)
Euro-OAT ............................................................... 934 06/06/24 129,150 (1,476,955)
Euro-Schatz ............................................................. 3,092 06/06/24 352,595 (448,367)
Japan 10-Year Bond ........................................................ 1,496 06/13/24 1,441,647 (3,843,781)
SGX Nikkei 225 Index ....................................................... 30 06/13/24 3,995 (35,502)
U.S. Treasury 10-Year Note ................................................... 37,294 06/18/24 4,132,059 (1,885,698)
U.S. Treasury 10-Year Ultra Note ............................................... 18,031 06/18/24 2,066,522 (12,687,065)
U.S. Treasury Long Bond ..................................................... 4,377 06/18/24 527,155 754,035
U.S. Treasury Ultra Bond ..................................................... 837 06/18/24 107,973 (496,888)
Canada 10-Year Bond ....................................................... 262 06/19/24 23,276 123,262
EURO STOXX 50 Index ..................................................... 700 06/21/24 38,143 (981,548)
Russell 2000 E-Mini Index .................................................... 808 06/21/24 86,694 (2,129,842)
S&P 500 E-Mini Index ....................................................... 439 06/21/24 116,522 (173,324)
Long Gilt ................................................................ 1,379 06/26/24 173,946 (1,377,341)
U.S. Treasury 2-Year Note .................................................... 29,705 06/28/24 6,074,208 3,900,945
3-mo. CORRA ............................................................ 628 09/17/24 110,365 74,575
3-mo. SOFR ............................................................. 162 09/17/24 38,416 22,536
90-day Australian Bank Bills ................................................... 1,172 12/12/24 756,312 (19,638)
3-mo. SOFR ............................................................. 162 12/17/24 38,524 48,111
3-mo. SONIA Index ......................................................... 1,455 12/17/24 437,598 213,332
3-mo. SOFR ............................................................. 3,086 03/18/25 736,127 866,724
3-mo. EURIBOR .......................................................... 1,695 09/15/25 445,916 24,901
3-mo. SOFR ............................................................. 690 09/14/27 166,316 (66,664)
(26,134,246)
$ (21,121,467)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 57,398,000 BRL 285,784,642 Goldman Sachs International 04/02/24 $ 416,574
USD 9,794,368 BRL 48,045,000 JPMorgan Chase Bank NA 04/02/24 214,873
GBP 3,555,000 USD 4,486,019 State Street Bank and Trust Co. 04/03/24 949
USD 35,857,749 EUR 33,227,463 Standard Chartered Bank 04/03/24 8,905
PEN 10,503,707 USD 2,823,198 Deutsche Bank AG 04/05/24 379
USD 42,094,718 BRL 209,816,910 HSBC Bank plc 04/05/24 273,582
USD 9,644,210 EUR 8,850,949 Deutsche Bank AG 04/05/24 94,249
USD 2,744,557 EUR 2,516,945 Morgan Stanley & Co. International plc 04/05/24 28,834
USD 60,247,352 ZAR 1,126,192,272 Deutsche Bank AG 04/05/24 799,953
USD 84,778,679 IDR 1,321,360,497,757 Bank of America NA 04/19/24 1,573,930
USD 26,686,447 IDR 416,442,000,000 Deutsche Bank AG 04/19/24 463,511
USD 91,756,364 EUR 84,167,348 Deutsche Bank AG 04/22/24 879,960
USD 7,405,514 EUR 6,812,228 Toronto Dominion Bank 04/22/24 50,277
USD 67,805,721 PLN 268,180,712 Goldman Sachs International 04/22/24 676,215
AUD 8,298,128 EUR 5,004,000 Morgan Stanley & Co. International plc 04/24/24 7,568
COP 62,648,594,200 GBP 12,598,000 Morgan Stanley & Co. International plc 04/24/24 243,194
COP 48,058,766,490 USD 12,297,000 Barclays Bank plc 04/24/24 88,609
COP 28,610,732,000 USD 7,372,000 Standard Chartered Bank 04/24/24 1,501
HUF 3,500,830,100 EUR 8,830,000 UBS AG 04/24/24 41,396
MXN 123,384,095 USD 7,372,000 Barclays Bank plc 04/24/24 24,571
MXN 1,161,832,696 USD 68,917,000 Morgan Stanley & Co. International plc 04/24/24 731,993
USD 29,445,000 CHF 26,041,618 Deutsche Bank AG 04/24/24 498,752
USD 21,452,000 CNY 154,143,346 UBS AG 04/24/24 211,896
USD 14,278,000 CZK 330,660,632 Morgan Stanley & Co. International plc 04/24/24 182,159
USD 65,488,092 EUR 60,064,000 JPMorgan Chase Bank NA 04/24/24 631,097
USD 20,210,000 JPY 2,997,899,056 Morgan Stanley & Co. International plc 04/24/24 339,598
USD 11,058,000 NOK 117,317,904 BNP Paribas SA 04/24/24 245,663
USD 14,745,000 SEK 156,010,947 HSBC Bank plc 04/24/24 157,161
USD 28,561,000 TWD 902,670,405 Citibank NA 04/24/24 349,864
USD 10,990,000 ZAR 208,302,262 BNP Paribas SA 04/24/24 11,182
ZAR 293,425,037 EUR 14,200,000 Morgan Stanley & Co. International plc 04/24/24 132,181
ZAR 588,285,817 USD 30,981,000 Citibank NA 04/24/24 25,301
USD 33,082,730 CNY 234,341,517 Citibank NA 04/29/24 784,571
CLP 260,198,122 USD 262,834 Citibank NA 05/16/24 2,391
CLP 1,908,119,560 USD 1,934,742 Credit Agricole Corporate & Investment Bank SA 05/16/24 10,242
COP 12,834,264,000 USD 3,262,536 Morgan Stanley & Co. International plc 05/16/24 32,801
HUF 428,641 EUR 1,080 Deutsche Bank AG 05/16/24 4
HUF 3,144,189 EUR 7,920 Goldman Sachs International 05/16/24 30
MXN 264,884,000 USD 15,697,799 BNP Paribas SA 05/16/24 123,574
PEN 2,711,000 USD 728,118 Deutsche Bank AG 05/16/24 28
USD 103,992 AUD 157,813 Natwest Markets plc 05/16/24 1,022
USD 761,548 AUD 1,157,292 Toronto Dominion Bank 05/16/24 6,435
USD 31,043,344 BRL 154,509,490 Goldman Sachs International 05/16/24 367,352
USD 3,670,943 CHF 3,260,000 Deutsche Bank AG 05/16/24 38,298
USD 15,704,337 CZK 364,465,933 Barclays Bank plc 05/16/24 167,038
USD 25,695,025 CZK 597,933,539 BNP Paribas SA 05/16/24 204,927
USD 2,795,526 EUR 2,560,752 Citibank NA 05/16/24 27,966
USD 53,108,803 EUR 48,424,919 Deutsche Bank AG 05/16/24 773,054
USD 12,453,692 EUR 11,373,662 State Street Bank and Trust Co. 05/16/24 161,485
USD 4,600,184 HUF 1,683,289,089 Barclays Bank plc 05/16/24 1,723
USD 31,449,595 IDR 495,173,870,971 HSBC Bank plc 05/16/24 291,769
USD 40,913,739 IDR 641,766,716,485 UBS AG 05/16/24 531,852
USD 37,426,567 PEN 138,282,558 BNP Paribas SA 05/16/24 285,350
USD 44,449,832 PEN 164,124,338 Citibank NA 05/16/24 367,789
USD 4,765,232 PEN 17,598,000 Standard Chartered Bank 05/16/24 38,597
USD 14,002,607 PLN 55,869,612 BNP Paribas SA 05/16/24 21,071
USD 7,320,739 SEK 77,389,000 HSBC Bank plc 05/16/24 77,713
USD 3,602,000 TWD 114,161,788 JPMorgan Chase Bank NA 05/16/24 30,199
USD 27,746,771 ZAR 526,650,624 Bank of America NA 05/16/24 39,757
USD 40,118,692 ZAR 759,559,552 State Street Bank and Trust Co. 05/16/24 158,373
COP 71,591,985,000 USD 16,311,685 BNP Paribas SA 05/17/24 2,067,124
USD 894,324 AUD 1,370,000 HSBC Bank plc 05/20/24 318
USD 6,777,287 AUD 10,264,304 JPMorgan Chase Bank NA 05/20/24 79,219

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,064,141 EUR 6,500,000 JPMorgan Chase Bank NA 05/20/24 $ 38,057
USD 10,675,365 EUR 9,850,000 Societe Generale SA 05/20/24 28,145
CNY 146,920,000 MXN 339,868,126 HSBC Bank plc 05/24/24 2,395
MXN 345,685,717 CNY 146,920,000 Credit Agricole Corporate & Investment Bank SA 05/24/24 344,609
USD 92,043,224 CZK 2,148,841,106 Citibank NA 06/04/24 426,863
AUD 51,530,000 NZD 55,445,966 HSBC Bank plc 06/20/24 527,023
AUD 12,464,643 USD 8,107,627 BNP Paribas SA 06/20/24 33,198
CAD 29,036,000 JPY 3,173,505,009 JPMorgan Chase Bank NA 06/20/24 237,842
CAD 4,066,545 USD 3,000,000 HSBC Bank plc 06/20/24 5,599
CHF 3,712,092 USD 4,150,000 Deutsche Bank AG 06/20/24 2,759
CHF 2,693,403 USD 3,000,000 Toronto Dominion Bank 06/20/24 13,140
COP 17,960,000,000 USD 4,507,184 Bank of America NA 06/20/24 78,273
GBP 3,600,000 USD 4,534,423 BNP Paribas SA 06/20/24 11,235
GBP 1,188,784 USD 1,500,000 Citibank NA 06/20/24 1,057
HUF 4,113,000,000 EUR 10,355,624 Citibank NA 06/20/24 8,791
JPY 404,877,322 EUR 2,485,000 Citibank NA 06/20/24 17,973
JPY 6,864,000,000 USD 45,823,695 Barclays Bank plc 06/20/24 79,223
JPY 680,680,477 USD 4,550,000 Toronto Dominion Bank 06/20/24 2,043
KRW 33,510,692,776 USD 24,929,285 Citibank NA 06/20/24 7,664
MXN 70,474,272 USD 4,154,000 Goldman Sachs International 06/20/24 32,012
MXN 77,600,000 USD 4,543,249 JPMorgan Chase Bank NA 06/20/24 66,015
MXN 926,581,956 USD 54,532,562 Morgan Stanley & Co. International plc 06/20/24 504,307
USD 21,507,593 AUD 32,554,553 BNP Paribas SA 06/20/24 245,779
USD 1,817,208 AUD 2,780,000 Citibank NA 06/20/24 1,553
USD 8,157,361 AUD 12,464,643 Credit Agricole Corporate & Investment Bank SA 06/20/24 16,536
USD 7,450,000 AUD 11,383,921 Deutsche Bank AG 06/20/24 15,009
USD 19,351,318 AUD 29,306,124 JPMorgan Chase Bank NA 06/20/24 211,098
USD 34,013,121 AUD 51,743,000 Morgan Stanley & Co. International plc 06/20/24 219,076
USD 9,050,000 AUD 13,775,422 Toronto Dominion Bank 06/20/24 53,088
USD 5,613,381 BRL 28,292,000 Barclays Bank plc 06/20/24 14,888
USD 16,665,915 BRL 84,146,205 Citibank NA 06/20/24 14,850
USD 7,916,581 CAD 10,702,000 Deutsche Bank AG 06/20/24 6,692
USD 2,750,000 CAD 3,697,340 Goldman Sachs International 06/20/24 17,282
USD 6,400,000 CAD 8,648,946 JPMorgan Chase Bank NA 06/20/24 7,531
USD 20,773,000 CAD 28,092,927 Morgan Stanley & Co. International plc 06/20/24 9,410
USD 3,000,000 CAD 4,056,114 Toronto Dominion Bank 06/20/24 2,111
USD 174,975,401 CHF 151,971,647 BNP Paribas SA 06/20/24 4,962,997
USD 7,800,000 CHF 6,817,384 Goldman Sachs International 06/20/24 173,315
USD 185,075,206 CHF 160,898,145 JPMorgan Chase Bank NA 06/20/24 5,076,630
USD 3,000,000 CHF 2,669,405 Morgan Stanley & Co. International plc 06/20/24 13,707
USD 2,723,487 CNY 19,312,000 Bank of America NA 06/20/24 54,440
USD 124,894,240 CNY 892,369,347 Barclays Bank plc 06/20/24 1,562,867
USD 27,275,916 CNY 194,740,000 Citibank NA 06/20/24 361,554
USD 12,829,248 CNY 91,800,000 Deutsche Bank AG 06/20/24 141,878
USD 6,366,171 CNY 45,900,000 Royal Bank of Canada 06/20/24 22,485
USD 61,356,713 EUR 56,586,699 BNP Paribas SA 06/20/24 110,103
USD 256,058,491 EUR 235,002,704 Deutsche Bank AG 06/20/24 1,703,329
USD 416,287,394 EUR 379,696,403 HSBC Bank plc 06/20/24 5,323,018
USD 86,795,454 EUR 79,451,980 JPMorgan Chase Bank NA 06/20/24 800,608
USD 8,759,421 EUR 8,037,000 Morgan Stanley & Co. International plc 06/20/24 60,575
USD 56,971,224 EUR 51,980,000 Standard Chartered Bank 06/20/24 710,675
USD 3,750,801,039 EUR 3,432,901,943 Toronto Dominion Bank 06/20/24 35,199,849
USD 3,664,946,433 EUR 3,351,420,999 UBS AG 06/20/24 37,536,138
USD 14,811,667 GBP 11,626,236 Barclays Bank plc 06/20/24 131,421
USD 4,700,000 GBP 3,703,127 BNP Paribas SA 06/20/24 24,126
USD 5,077,614 GBP 3,989,000 Deutsche Bank AG 06/20/24 40,773
USD 1,813,852,254 GBP 1,423,880,000 HSBC Bank plc 06/20/24 15,943,658
USD 48,756,504 GBP 38,220,672 JPMorgan Chase Bank NA 06/20/24 495,923
USD 100,884,994 GBP 79,112,000 Morgan Stanley & Co. International plc 06/20/24 991,642
USD 4,587,799 GBP 3,600,000 Standard Chartered Bank 06/20/24 42,141
USD 4,500,000 GBP 3,558,045 Toronto Dominion Bank 06/20/24 7,317
USD 36,239,955 GBP 28,301,255 UBS AG 06/20/24 504,451
USD 1,567,123 HKD 12,229,000 HSBC Bank plc 06/20/24 1,098

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,206,071 HKD 48,426,000 UBS AG 06/20/24 $ 4,723
USD 619,975 HUF 226,035,000 State Street Bank and Trust Co. 06/20/24 3,520
USD 1,833,320 IDR 28,622,142,000 BNP Paribas SA 06/20/24 34,046
USD 5,510,157 IDR 86,310,000,000 Citibank NA 06/20/24 84,451
USD 15,984,949 IDR 250,196,427,113 Credit Agricole Corporate & Investment Bank SA 06/20/24 256,851
USD 2,722,747 IDR 43,155,000,000 Morgan Stanley & Co. International plc 06/20/24 9,894
USD 36,732,364 IDR 573,282,004,948 Nomura International plc 06/20/24 694,137
USD 5,657,098 INR 472,000,000 Bank of America NA 06/20/24 10,623
USD 31,295,714 INR 2,605,000,000 Goldman Sachs International 06/20/24 132,437
USD 1,538,901 INR 127,897,000 HSBC Bank plc 06/20/24 8,886
USD 171,079,091 INR 14,208,950,311 JPMorgan Chase Bank NA 06/20/24 1,099,266
USD 7,228,045 INR 600,000,000 Standard Chartered Bank 06/20/24 50,323
USD 10,100,000 JPY 1,486,341,368 BNP Paribas SA 06/20/24 160,110
USD 177,504,880 JPY 26,363,643,503 Deutsche Bank AG 06/20/24 1,198,330
USD 341,307,863 JPY 49,733,197,426 HSBC Bank plc 06/20/24 8,717,702
USD 70,135,947 JPY 10,161,676,256 JPMorgan Chase Bank NA 06/20/24 2,179,859
USD 13,810,242 JPY 2,035,869,112 Morgan Stanley & Co. International plc 06/20/24 195,391
USD 53,619,556 JPY 7,928,401,545 Royal Bank of Canada 06/20/24 598,466
USD 1,500,000 JPY 224,224,713 Toronto Dominion Bank 06/20/24 500
USD 39,894,864 KRW 52,876,698,885 BNP Paribas SA 06/20/24 546,721
USD 1,832,595 KRW 2,425,000,000 Citibank NA 06/20/24 28,034
USD 4,800,885 KRW 6,246,000,000 HSBC Bank plc 06/20/24 152,930
USD 13,699,879 KRW 18,040,000,000 JPMorgan Chase Bank NA 06/20/24 275,430
USD 14,449,033 KRW 18,895,000,000 Morgan Stanley & Co. International plc 06/20/24 388,338
USD 8,309,000 MXN 139,466,565 Citibank NA 06/20/24 25,002
USD 16,535,435 MYR 77,550,000 Barclays Bank plc 06/20/24 227,135
USD 12,417,130 MYR 57,875,000 Goldman Sachs International 06/20/24 246,364
USD 3,000,000 NOK 32,139,106 Goldman Sachs International 06/20/24 34,004
USD 29,413,731 NOK 311,961,765 JPMorgan Chase Bank NA 06/20/24 623,966
USD 11,500,000 NZD 18,839,559 Deutsche Bank AG 06/20/24 243,722
USD 6,550,000 NZD 10,630,294 JPMorgan Chase Bank NA 06/20/24 198,602
USD 8,670,157 PHP 480,240,000 BNP Paribas SA 06/20/24 129,859
USD 39,683,291 PHP 2,210,918,124 Citibank NA 06/20/24 365,660
USD 3,683,405 PHP 204,650,000 HSBC Bank plc 06/20/24 44,033
USD 13,750,111 PHP 772,000,000 Standard Chartered Bank 06/20/24 21,330
USD 6,460,100 PLN 25,473,000 Morgan Stanley & Co. International plc 06/20/24 88,178
USD 6,442,877 PLN 25,434,000 UBS AG 06/20/24 80,711
USD 7,050,000 SEK 72,340,462 BNP Paribas SA 06/20/24 269,323
USD 9,956,000 SEK 103,691,382 Citibank NA 06/20/24 236,713
USD 1,000,000 SEK 10,199,345 JPMorgan Chase Bank NA 06/20/24 43,986
USD 3,262,509 SGD 4,370,000 Goldman Sachs International 06/20/24 14,274
USD 3,265,832 SGD 4,325,000 HSBC Bank plc 06/20/24 51,046
USD 1,271,943 SGD 1,688,000 Natwest Markets plc 06/20/24 17,247
USD 2,417,538 SGD 3,231,000 State Street Bank and Trust Co. 06/20/24 15,925
USD 65,318,015 THB 2,295,750,000 Goldman Sachs International 06/20/24 1,981,000
USD 2,714,626 THB 97,275,000 HSBC Bank plc 06/20/24 30,925
USD 49,005,799 THB 1,760,400,000 JPMorgan Chase Bank NA 06/20/24 438,454
USD 19,688,326 TWD 607,250,000 Bank of America NA 06/20/24 640,855
USD 1,818,297 TWD 57,300,000 Barclays Bank plc 06/20/24 20,981
USD 4,109,809 TWD 128,000,000 Citibank NA 06/20/24 94,862
USD 16,613,000 ZAR 316,449,408 JPMorgan Chase Bank NA 06/20/24 14,978
USD 18,275,105 ZAR 347,398,781 Morgan Stanley & Co. International plc 06/20/24 53,764
ZAR 317,848,223 USD 16,613,000 JPMorgan Chase Bank NA 06/20/24 58,391
ZAR 349,626,516 USD 18,275,105 Morgan Stanley & Co. International plc 06/20/24 63,083
USD 18,228,316 EUR 16,781,283 Morgan Stanley & Co. International plc 07/02/24 55,632
USD 5,369,439 EUR 4,943,480 Standard Chartered Bank 07/02/24 16,077
USD 59,177,992 ZAR 1,126,192,272 Citibank NA 07/02/24 171,146
COP 79,612,884,608 USD 18,691,761 Barclays Bank plc 08/15/24 1,458,580
COP 204,718,846,133 USD 47,343,689 BNP Paribas SA 08/15/24 4,471,470
COP 141,049,230,000 USD 32,627,627 Morgan Stanley & Co. International plc 08/15/24 3,072,498
USD 36,328,787 BRL 184,681,024 Morgan Stanley & Co. International plc 10/02/24 149,589
COP 427,639,359,000 USD 102,801,450 BNP Paribas SA 10/23/24 4,325,632
USD 35,546,000 CNY 249,070,822 Morgan Stanley & Co. International plc 01/27/25 606,270

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 216,233,070,000 USD 52,129,476 HSBC Bank plc 02/24/25 $ 1,143,216
USD 106,187,173 HKD 825,000,000 HSBC Bank plc 03/19/25 28,505
170,101,749
BRL 231,447,005 USD 46,415,000 Deutsche Bank AG 04/02/24 (267,733)
BRL 209,816,910 USD 42,115,841 HSBC Bank plc 04/02/24 (281,309)
BRL 223,637,124 USD 44,767,716 Morgan Stanley & Co. International plc 04/02/24 (177,629)
BRL 109,118,204 USD 21,876,144 UBS AG 04/02/24 (119,514)
USD 84,278,001 BRL 439,744,034 JPMorgan Chase Bank NA 04/02/24 (3,400,758)
EUR 16,781,284 USD 18,162,656 Morgan Stanley & Co. International plc 04/05/24 (56,054)
EUR 4,943,480 USD 5,349,981 Standard Chartered Bank 04/05/24 (16,086)
USD 11,168,000 EUR 10,356,869 Deutsche Bank AG 04/05/24 (6,813)
USD 65,131,146 PEN 248,128,397 Citibank NA 04/05/24 (1,570,036)
ZAR 1,126,192,272 USD 59,616,054 Citibank NA 04/05/24 (168,655)
USD 117,234,422 COP 460,397,161,940 JPMorgan Chase Bank NA 04/19/24 (1,513,977)
EUR 13,708,350 USD 14,855,003 Bank of America NA 04/22/24 (53,948)
EUR 7,845,895 USD 8,501,929 Citibank NA 04/22/24 (30,630)
EUR 13,346,913 USD 14,596,439 JPMorgan Chase Bank NA 04/22/24 (185,631)
EUR 7,764,498 USD 8,451,358 Nomura International plc 04/22/24 (67,945)
USD 18,388,982 COP 71,591,985,000 BNP Paribas SA 04/22/24 (67,503)
USD 39,438,884 COP 154,588,592,741 Citibank NA 04/22/24 (414,210)
USD 110,164,027 COP 428,692,296,000 Standard Chartered Bank 04/22/24 (353,276)
USD 292,696,353 MXN 5,041,665,420 Barclays Bank plc 04/22/24 (9,632,846)
AUD 16,764,000 USD 11,037,753 Goldman Sachs International 04/24/24 (106,619)
AUD 16,852,500 USD 11,082,624 Morgan Stanley & Co. International plc 04/24/24 (93,783)
CLP 7,421,237,349 USD 7,849,000 HSBC Bank plc 04/24/24 (279,798)
CLP 10,726,992,000 USD 11,036,000 Morgan Stanley & Co. International plc 04/24/24 (95,133)
CLP 14,283,861,000 USD 14,684,000 Standard Chartered Bank 04/24/24 (115,347)
CNY 57,000,174 USD 7,923,668 BNP Paribas SA 04/24/24 (69,358)
CNY 61,733,244 USD 8,581,332 Standard Chartered Bank 04/24/24 (74,831)
COP 70,935,420,000 USD 18,420,000 Societe Generale SA 04/24/24 (138,665)
EUR 26,423,000 GBP 22,617,164 Morgan Stanley & Co. International plc 04/24/24 (18,179)
EUR 13,284,000 MXN 244,153,278 Morgan Stanley & Co. International plc 04/24/24 (292,346)
EUR 26,364,000 PLN 113,976,054 Morgan Stanley & Co. International plc 04/24/24 (61,520)
EUR 13,624,000 USD 14,764,601 Barclays Bank plc 04/24/24 (53,431)
GBP 11,667,000 USD 14,745,688 Morgan Stanley & Co. International plc 04/24/24 (18,414)
HUF 9,669,186,900 USD 26,571,000 Deutsche Bank AG 04/24/24 (122,341)
IDR 643,083,932,250 USD 40,869,000 Citibank NA 04/24/24 (379,793)
INR 1,767,312,448 USD 21,296,000 JPMorgan Chase Bank NA 04/24/24 (113,868)
JPY 1,658,997,736 USD 11,036,000 Barclays Bank plc 04/24/24 (39,982)
JPY 3,277,960,086 USD 22,098,000 Morgan Stanley & Co. International plc 04/24/24 (371,323)
KRW 13,973,252,900 USD 10,495,000 HSBC Bank plc 04/24/24 (130,172)
MYR 135,039,780 USD 28,680,000 Barclays Bank plc 04/24/24 (355,057)
NOK 110,778,544 EUR 9,574,000 Morgan Stanley & Co. International plc 04/24/24 (128,335)
PLN 285,284,474 USD 71,901,000 HSBC Bank plc 04/24/24 (491,515)
THB 591,879,200 USD 16,480,000 Barclays Bank plc 04/24/24 (229,664)
USD 11,036,000 CLP 10,899,153,600 BNP Paribas SA 04/24/24 (80,461)
USD 36,334,000 COP 141,999,448,780 Barclays Bank plc 04/24/24 (261,814)
USD 22,096,000 MXN 372,503,958 Morgan Stanley & Co. International plc 04/24/24 (234,690)
USD 22,117,000 PEN 82,507,468 Deutsche Bank AG 04/24/24 (53,048)
BRL 323,531,067 USD 64,770,000 Goldman Sachs International 05/03/24 (463,054)
AUD 11,212,000 USD 7,387,026 Goldman Sachs International 05/16/24 (71,396)
BRL 112,110,000 USD 22,301,095 BNP Paribas SA 05/16/24 (43,009)
CLP 3,536,922,000 USD 3,633,948 Standard Chartered Bank 05/16/24 (28,693)
CZK 153,315,000 USD 6,598,624 Barclays Bank plc 05/16/24 (62,757)
EUR 6,562,000 GBP 5,626,051 Morgan Stanley & Co. International plc 05/16/24 (10,706)
EUR 6,781,000 USD 7,355,303 Barclays Bank plc 05/16/24 (26,665)
GBP 5,820,000 USD 7,356,672 Morgan Stanley & Co. International plc 05/16/24 (9,162)
HUF 4,120,356,000 USD 11,300,241 Bank of America NA 05/16/24 (44,125)
HUF 841,488,747 USD 2,317,665 Deutsche Bank AG 05/16/24 (18,860)
HUF 6,170,917,475 USD 16,982,424 Goldman Sachs International 05/16/24 (124,520)
IDR 281,797,017,000 USD 17,881,951 BNP Paribas SA 05/16/24 (150,437)
INR 1,024,820,720 USD 12,348,874 BNP Paribas SA 05/16/24 (74,441)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 139,748,280 USD 1,683,225 Citibank NA 05/16/24 $ (9,439)
INR 425,449,000 USD 5,105,286 HSBC Bank plc 05/16/24 (9,619)
JPY 554,835,000 USD 3,703,233 Barclays Bank plc 05/16/24 (12,591)
JPY 538,701,252 USD 3,602,000 Commonwealth Bank of Australia 05/16/24 (18,676)
KRW 13,702,574,069 USD 10,284,063 Barclays Bank plc 05/16/24 (105,530)
KRW 24,967,375,170 USD 18,831,932 Citibank NA 05/16/24 (285,691)
MYR 156,566,251 USD 33,202,460 Barclays Bank plc 05/16/24 (336,150)
NOK 8,947,205 EUR 781,560 JPMorgan Chase Bank NA 05/16/24 (19,633)
NOK 65,635,736 EUR 5,731,440 State Street Bank and Trust Co. 05/16/24 (141,863)
PLN 85,875,000 USD 21,600,519 Barclays Bank plc 05/16/24 (110,045)
PLN 73,224,792 USD 18,517,905 BNP Paribas SA 05/16/24 (193,183)
PLN 9,985,199 USD 2,528,995 Deutsche Bank AG 05/16/24 (30,169)
RON 3,896,400 USD 853,156 Barclays Bank plc 05/16/24 (7,964)
RON 28,573,600 USD 6,254,826 Goldman Sachs International 05/16/24 (56,749)
THB 106,020,698 USD 2,989,589 Barclays Bank plc 05/16/24 (73,235)
THB 1,094,415,117 USD 30,715,223 HSBC Bank plc 05/16/24 (610,706)
USD 25,634,661 BRL 129,530,434 JPMorgan Chase Bank NA 05/16/24 (82,042)
USD 7,878,378 COP 31,252,264,137 BNP Paribas SA 05/16/24 (145,985)
USD 56,464,282 COP 221,534,960,994 JPMorgan Chase Bank NA 05/16/24 (417,256)
USD 260,386,952 COP 1,027,001,594,345 Morgan Stanley & Co. International plc 05/16/24 (3,307,005)
USD 12,498,034 MXN 212,537,250 Deutsche Bank AG 05/16/24 (196,697)
USD 13,230,281 MXN 225,878,601 State Street Bank and Trust Co. 05/16/24 (261,321)
USD 1,818,140 PEN 6,794,000 Goldman Sachs International 05/16/24 (6,655)
ZAR 269,994,000 USD 14,291,446 Bank of America NA 05/16/24 (87,101)
ZAR 346,622,832 USD 18,266,726 Morgan Stanley & Co. International plc 05/16/24 (30,949)
AUD 3,170,000 USD 2,069,481 Natwest Markets plc 05/20/24 (868)
USD 2,066,176 AUD 3,170,000 Standard Chartered Bank 05/20/24 (2,437)
AUD 20,769,000 USD 13,652,982 Citibank NA 06/20/24 (88,470)
AUD 5,727,749 USD 3,802,879 Goldman Sachs International 06/20/24 (62,009)
AUD 28,989,416 USD 19,073,032 JPMorgan Chase Bank NA 06/20/24 (139,657)
AUD 75,961 USD 50,000 UBS AG 06/20/24 (389)
BRL 45,353,355 EUR 8,313,327 Citibank NA 06/20/24 (23,292)
BRL 106,424,551 USD 21,169,502 Citibank NA 06/20/24 (109,941)
BRL 273,753,461 USD 54,532,562 Goldman Sachs International 06/20/24 (361,531)
BRL 365,346,722 USD 72,698,871 HSBC Bank plc 06/20/24 (403,132)
CAD 3,706,772 USD 2,750,000 BNP Paribas SA 06/20/24 (10,311)
CAD 8,619,503 USD 6,400,000 JPMorgan Chase Bank NA 06/20/24 (29,292)
CHF 2,684,993 USD 3,050,000 BNP Paribas SA 06/20/24 (46,268)
CHF 1,957,404 USD 2,200,000 Deutsche Bank AG 06/20/24 (10,230)
CHF 2,886,272 USD 3,300,000 HSBC Bank plc 06/20/24 (71,095)
CHF 5,561,912 USD 6,400,000 JPMorgan Chase Bank NA 06/20/24 (177,826)
CHF 2,671,932 USD 3,000,000 Toronto Dominion Bank 06/20/24 (10,879)
EUR 16,626,654 BRL 91,310,258 Citibank NA 06/20/24 (72,848)
EUR 54,179,844 JPY 8,863,985,000 Bank of America NA 06/20/24 (636,243)
EUR 19,963,378 JPY 3,262,515,000 Barclays Bank plc 06/20/24 (210,669)
EUR 2,485,000 JPY 402,342,001 Nomura International plc 06/20/24 (1,017)
EUR 25,140,000 USD 27,594,921 Barclays Bank plc 06/20/24 (384,644)
EUR 1,967,422 USD 2,150,000 BNP Paribas SA 06/20/24 (20,561)
EUR 1,274,799 USD 1,400,000 Credit Agricole Corporate & Investment Bank SA 06/20/24 (20,221)
EUR 87,880,000 USD 95,934,188 HSBC Bank plc 06/20/24 (817,276)
EUR 71,369,440 USD 77,877,422 JPMorgan Chase Bank NA 06/20/24 (630,713)
EUR 46,430,000 USD 50,435,702 Morgan Stanley & Co. International plc 06/20/24 (182,195)
EUR 33,227,463 USD 35,970,789 Standard Chartered Bank 06/20/24 (7,047)
GBP 71,530,000 USD 90,797,299 Barclays Bank plc 06/20/24 (477,608)
GBP 20,769,000 USD 26,534,267 BNP Paribas SA 06/20/24 (309,611)
GBP 3,824,709 USD 4,900,000 JPMorgan Chase Bank NA 06/20/24 (70,606)
GBP 1,092,465 USD 1,400,000 Morgan Stanley & Co. International plc 06/20/24 (20,564)
GBP 16,627,776 USD 21,194,741 Toronto Dominion Bank 06/20/24 (199,136)
IDR 567,211,349,682 USD 36,355,041 Bank of America NA 06/20/24 (698,434)
INR 3,283,813,711 USD 39,540,752 JPMorgan Chase Bank NA 06/20/24 (256,915)
JPY 3,142,040,728 CAD 29,036,000 Citibank NA 06/20/24 (448,259)
JPY 1,057,750,000 EUR 6,635,193 Deutsche Bank AG 06/20/24 (107,910)
JPY 3,980,000,000 EUR 24,655,871 HSBC Bank plc 06/20/24 (70,078)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 3,173,250,000 EUR 19,823,534 JPMorgan Chase Bank NA 06/20/24 $ (234,931)
JPY 8,146,500,000 EUR 51,037,925 Toronto Dominion Bank 06/20/24 (761,273)
JPY 994,043,330 USD 6,650,000 BNP Paribas SA 06/20/24 (2,347)
JPY 10,817,314,233 USD 72,867,420 Goldman Sachs International 06/20/24 (526,761)
JPY 1,437,429,379 USD 9,850,000 JPMorgan Chase Bank NA 06/20/24 (237,208)
JPY 1,448,943,545 USD 9,958,969 Nomura International plc 06/20/24 (269,176)
JPY 31,736,000 USD 217,711 Standard Chartered Bank 06/20/24 (5,477)
KRW 46,501,197,334 USD 35,488,203 Citibank NA 06/20/24 (884,384)
KRW 1,024,760,000 USD 781,663 HSBC Bank plc 06/20/24 (19,089)
MYR 120,066,000 USD 25,703,753 Goldman Sachs International 06/20/24 (454,592)
NOK 93,557,886 USD 8,850,000 BNP Paribas SA 06/20/24 (215,898)
NOK 53,088,128 USD 4,950,000 Deutsche Bank AG 06/20/24 (50,698)
NOK 247,549,039 USD 23,213,731 JPMorgan Chase Bank NA 06/20/24 (368,372)
NOK 6,861,955 USD 650,000 Royal Bank of Canada 06/20/24 (16,736)
NOK 48,124,191 USD 4,500,000 Toronto Dominion Bank 06/20/24 (58,802)
NZD 19,292,645 AUD 17,820,000 Barclays Bank plc 06/20/24 (111,492)
NZD 15,175,166 AUD 13,920,000 Deutsche Bank AG 06/20/24 (24,465)
NZD 6,393,700 AUD 5,880,000 Morgan Stanley & Co. International plc 06/20/24 (20,192)
NZD 7,604,785 AUD 6,960,000 Standard Chartered Bank 06/20/24 (1,955)
NZD 14,051,667 USD 8,600,000 BNP Paribas SA 06/20/24 (204,397)
NZD 5,249,241 USD 3,200,000 Credit Agricole Corporate & Investment Bank SA 06/20/24 (63,679)
NZD 19,823,594 USD 11,950,000 Deutsche Bank AG 06/20/24 (105,780)
NZD 14,885,000 USD 9,101,745 HSBC Bank plc 06/20/24 (208,241)
NZD 325,000 USD 200,262 Royal Bank of Canada 06/20/24 (6,081)
NZD 15,109,311 USD 9,100,000 Toronto Dominion Bank 06/20/24 (72,474)
SEK 56,622,155 USD 5,550,000 Barclays Bank plc 06/20/24 (242,645)
SEK 44,535,337 USD 4,250,000 BNP Paribas SA 06/20/24 (75,577)
SEK 139,978,661 USD 13,300,000 Deutsche Bank AG 06/20/24 (179,403)
SEK 102,245,715 USD 9,956,000 JPMorgan Chase Bank NA 06/20/24 (372,219)
SEK 516,306 USD 50,000 Royal Bank of Canada 06/20/24 (1,605)
SEK 95,485,544 USD 9,050,000 Toronto Dominion Bank 06/20/24 (99,869)
SGD 122,030,000 USD 91,627,872 Citibank NA 06/20/24 (922,584)
SGD 61,015,000 USD 45,475,889 HSBC Bank plc 06/20/24 (123,245)
THB 1,289,820,540 EUR 33,110,526 Deutsche Bank AG 06/20/24 (252,559)
THB 22,630,000 USD 637,656 JPMorgan Chase Bank NA 06/20/24 (13,321)
TWD 449,700,000 USD 14,872,999 BNP Paribas SA 06/20/24 (767,363)
USD 5,000,000 CAD 6,782,410 BNP Paribas SA 06/20/24 (12,905)
USD 10,200,000 CAD 13,834,232 Deutsche Bank AG 06/20/24 (24,934)
USD 7,550,000 CAD 10,247,041 Toronto Dominion Bank 06/20/24 (23,627)
USD 2,718,593 GBP 2,155,000 BNP Paribas SA 06/20/24 (2,488)
USD 4,450,000 GBP 3,529,429 Deutsche Bank AG 06/20/24 (6,549)
USD 4,487,913 GBP 3,555,000 State Street Bank and Trust Co. 06/20/24 (924)
USD 909,461 INR 76,125,000 BNP Paribas SA 06/20/24 (1,212)
USD 45,871,161 JPY 6,864,000,000 Barclays Bank plc 06/20/24 (31,757)
USD 7,166,276 JPY 1,072,373,558 Deutsche Bank AG 06/20/24 (5,209)
USD 8,928,039 MXN 151,620,673 Goldman Sachs International 06/20/24 (77,886)
USD 12,154,742 MYR 58,000,000 Barclays Bank plc 06/20/24 (42,310)
USD 1,812,736 PHP 102,325,000 BNP Paribas SA 06/20/24 (6,950)
USD 538,337 PHP 30,303,000 Citibank NA 06/20/24 (553)
ZAR 680,877,930 USD 36,355,041 Goldman Sachs International 06/20/24 (642,454)
ZAR 753,980,505 USD 40,187,431 JPMorgan Chase Bank NA 06/20/24 (640,556)
TRY 344,685,936 USD 8,608,882 Barclays Bank plc 12/04/24 (554,984)
TRY 800,450,064 USD 20,585,696 Goldman Sachs International 12/04/24 (1,882,458)
TRY 648,692,000 USD 15,166,064 BNP Paribas SA 12/06/24 (41,337)
CNY 248,466,540 USD 35,546,000 Morgan Stanley & Co. International plc 01/27/25 (691,039)
(50,333,323)
$ 119,768,426

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch Barclays Bank plc 04/24/24 USD 1.11 USD 1.11 EUR 3,402 $ 153,665
USD Currency ............... Up and Out Bank of America NA 05/01/24 JPY 152.50 JPY 156.50 USD 80,418 150,632
USD Currency ............... Up and Out
Morgan Stanley & Co.
International plc 05/09/24 JPY 151.00 JPY 155.00 USD 62,296 121,584
GBP Currency ............... Double-no-Touch Citibank NA 05/23/24 USD 1.26 USD (0.05) GBP 50 18,841
USD Currency ............... One-Touch HSBC Bank plc 06/13/24 MXN 17.85 MXN 17.85 USD 2,489 196,776
USD Currency ............... One-Touch Barclays Bank plc 10/23/24 CNH 7.50 CNH 7.50 USD 5,454 602,130
USD Currency ............... One-Touch HSBC Bank plc 11/18/24 CNH 7.35 CNH 7.35 USD 2,494 559,334
USD Currency ............... Up and Out HSBC Bank plc 11/27/24 CNH 7.20 CNH 7.40 USD 5,000 11,719
USD Currency ............... One-Touch HSBC Bank plc 03/31/25 CNH 7.35 CNH 7.35 USD 4,150 961,435
2,776,116
Put
EUR Currency ............... Down and Out HSBC Bank plc 04/04/24 USD 1.09 USD 1.07 EUR 83,086 393,928
EUR Currency ............... One-Touch Bank of America NA 04/12/24 USD 1.06 USD 1.06 EUR 7,978 452,327
USD Currency ............... One-Touch HSBC Bank plc 04/17/24 MXN 16.50 MXN 16.50 USD 2,860 794,240
USD Currency ............... Up and In Bank of America NA 04/26/24 JPY 151.00 JPY 153.00 USD 167,583 289,242
USD Currency ............... Down and Out
Credit Agricole Corporate
& Investment Bank SA 05/09/24 JPY 145.00 JPY 140.00 USD 82,996 32,420
USD Currency ............... Down and Out HSBC Bank plc 05/16/24 BRL 4.90 BRL 4.75 USD 62,278 77,248
USD Currency ............... Down and Out HSBC Bank plc 05/16/24 BRL 4.90 BRL 4.75 USD 82,970 102,915
USD Currency ............... Down and Out HSBC Bank plc 05/20/24 JPY 147.00 JPY 142.00 USD 83,076 83,247
USD Currency ............... Down and Out Bank of America NA 06/03/24 BRL 4.85 BRL 4.71 USD 36,679 38,891
USD Currency ............... Down and Out
Goldman Sachs
International 06/12/24 ZAR 19.00 ZAR 18.00 USD 62,288 262,721
EUR Currency ............... One-Touch Bank of America NA 08/01/24 USD 1.04 USD 1.04 EUR 2,470 249,993
EUR Currency ............... One-Touch Bank of America NA 08/05/24 USD 1.04 USD 1.04 EUR 9,630 1,001,357
EUR Currency ............... One-Touch Bank of America NA 08/12/24 JPY 150.00 JPY 150.00 EUR 5,820 489,807
EUR Currency ............... Down and Out Bank of America NA 08/13/24 PLN 4.31 PLN 4.20 EUR 20,685 64,986
EUR Currency ............... One-Touch Bank of America NA 08/16/24 PLN 4.20 PLN 4.20 EUR 1,440 179,132
EUR Currency ............... One-Touch Citibank NA 09/04/24 JPY 145.00 JPY 145.00 EUR 10,410 495,323
USD Currency ............... One-Touch UBS AG 11/21/24 TRY 35.00 TRY 35.00 USD 1,839 101,511
USD Currency ............... One-Touch Bank of America NA 12/17/24 TRY 29.25 TRY 29.25 USD 5,744 21,067
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 11.50 INR 11.50 CNH 26,461 880,944
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/05/25 TRY 30.60 TRY 30.60 USD 4,210 28,845
6,040,144
$ 8,816,260
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 50 04/05/24 USD 525.00 USD 2,615 $ 10,975
SPDR S&P 500 ETF Trust ...................... 10,001 04/05/24 USD 527.00 USD 523,122 1,390,139
SPDR S&P 500 ETF Trust ...................... 12,000 04/05/24 USD 530.00 USD 627,684 714,000
SPDR S&P 500 ETF Trust ...................... 12,001 04/05/24 USD 529.00 USD 627,736 972,081
SPDR S&P 500 ETF Trust ...................... 10,001 04/12/24 USD 528.00 USD 523,122 2,545,255
CBOE Volatility Index ......................... 1,818 04/17/24 USD 18.00 USD 2,365 54,540
CBOE Volatility Index ......................... 3,882 04/17/24 USD 20.00 USD 5,050 87,345
Amazon.com, Inc. ........................... 1,340 04/19/24 USD 185.00 USD 24,171 291,450
Bayerische Motoren Werke AG .................. 1,500 04/19/24 EUR 110.00 EUR 16,044 181,247
Deckers Outdoor Corp. ........................ 50 04/19/24 USD 900.00 USD 4,706 263,000
Deckers Outdoor Corp. ........................ 126 04/19/24 USD 960.00 USD 11,860 202,860
Delta Air Lines, Inc. .......................... 3,500 04/19/24 USD 45.00 USD 16,755 1,225,000
Exxon Mobil Corp. ........................... 2,250 04/19/24 USD 105.00 USD 26,154 2,559,375
Invesco QQQ Trust Series 1 .................... 4,000 04/19/24 USD 455.00 USD 177,604 998,000
iShares China Large-Cap ETF ................... 20,000 04/19/24 USD 26.00 USD 48,140 170,000
Las Vegas Sands Corp. ....................... 1,500 04/19/24 USD 57.50 USD 7,755 22,500
Mercedes-Benz Group AG ..................... 2,400 04/19/24 EUR 75.00 EUR 17,714 189,015

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Merck & Co., Inc. ............................ 1,400 04/19/24 USD 125.00 USD 18,473 $ 1,050,000
Merck & Co., Inc. ............................ 2,000 04/19/24 USD 130.00 USD 26,390 675,000
Norfolk Southern Corp. ........................ 450 04/19/24 USD 270.00 USD 11,469 40,500
Paramount Global ........................... 2,270 04/19/24 USD 15.00 USD 2,672 20,430
PNC Financial Services Group, Inc. (The) ........... 1,200 04/19/24 USD 160.00 USD 19,392 588,000
Sabre Corp. ............................... 2,066 04/19/24 USD 4.00 USD 500 6,198
Salesforce, Inc. ............................. 390 04/19/24 USD 330.00 USD 11,746 22,230
SPDR S&P 500 ETF Trust ...................... 50 04/19/24 USD 530.00 USD 2,615 14,675
Uber Technologies, Inc. ....................... 3,350 04/19/24 USD 80.00 USD 25,792 437,175
Wells Fargo & Co. ........................... 10,000 04/19/24 USD 60.00 USD 57,960 745,000
Wynn Resorts Ltd. ........................... 600 04/19/24 USD 110.00 USD 6,134 28,200
U.S. Treasury 10-Year Note ..................... 849 04/26/24 USD 114.00 USD 84,900 39,797
Adobe, Inc. ................................ 160 05/17/24 USD 600.00 USD 8,074 18,960
Advanced Micro Devices, Inc. ................... 500 05/17/24 USD 200.00 USD 9,025 343,750
Bank of America Corp. ........................ 3,500 05/17/24 USD 39.00 USD 13,272 318,500
Caterpillar, Inc. ............................. 700 05/17/24 USD 380.00 USD 25,650 649,250
Costco Wholesale Corp. ....................... 150 05/17/24 USD 825.00 USD 10,989 17,025
DR Horton, Inc. ............................. 400 05/17/24 USD 155.00 USD 6,582 554,000
DR Horton, Inc. ............................. 700 05/17/24 USD 165.00 USD 11,519 553,000
Eli Lilly & Co. .............................. 75 05/17/24 USD 820.00 USD 5,835 169,313
Paramount Global ........................... 1,248 05/17/24 USD 16.00 USD 1,469 18,096
Shell plc .................................. 300 05/17/24 GBP 26.25 GBP 7,875 295,343
Walt Disney Co. (The) ........................ 5,906 05/17/24 USD 130.00 USD 72,266 1,653,680
U.S. Treasury 2-Year Note ..................... 2,500 05/24/24 USD 103.00 USD 500,000 429,690
3-mo. SOFR Interest Futures .................... 5,001 06/14/24 USD 95.50 USD 1,250,250 156,281
Crowdstrike Holdings, Inc. ...................... 250 06/21/24 USD 360.00 USD 8,015 375,625
JPMorgan Chase & Co. ....................... 6,000 06/21/24 USD 210.00 USD 120,180 2,340,000
Lam Research Corp. ......................... 100 06/21/24 USD 1,060.00 USD 9,716 385,250
SPDR S&P 500 ETF Trust ...................... 50 06/21/24 USD 550.00 USD 2,615 19,500
Walmart, Inc. .............................. 1,600 06/21/24 USD 65.00 USD 9,627 82,400
Sabre Corp. ............................... 2,479 07/19/24 USD 3.50 USD 600 33,467
Sabre Corp. ............................... 3,250 07/19/24 USD 4.50 USD 787 19,500
23,976,617
Put
EURO STOXX 50 Index ....................... 1,725 04/19/24 EUR 4,900.00 EUR 87,689 214,947
EURO STOXX 50 Index ....................... 14,401 04/19/24 EUR 3,850.00 EUR 732,063 124,292
Invesco QQQ Trust Series 1 .................... 800 04/19/24 USD 415.00 USD 35,521 52,400
Invesco QQQ Trust Series 1 .................... 3,500 04/19/24 USD 400.00 USD 155,404 106,750
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,250 04/19/24 USD 87.00 USD 11,209 9,375
iShares Russell 2000 ETF ...................... 450 04/19/24 USD 198.00 USD 9,464 23,850
iShares Russell 2000 ETF ...................... 750 04/19/24 USD 202.00 USD 15,773 69,375
SPDR S&P 500 ETF Trust ...................... 900 04/19/24 USD 490.00 USD 47,076 40,050
SPDR S&P 500 ETF Trust ...................... 17,944 04/19/24 USD 485.00 USD 938,597 672,900
Tesla, Inc. ................................. 1,200 04/19/24 USD 170.00 USD 21,095 795,000
U.S. Treasury 10-Year Note ..................... 482 04/26/24 USD 109.00 USD 48,200 67,781
U.S. Treasury 2-Year Note ..................... 955 04/26/24 USD 102.00 USD 191,000 208,906
3-mo. SOFR Interest Futures .................... 37,351 05/10/24 USD 94.75 USD 9,337,750 1,400,663
iShares Russell 2000 ETF ...................... 1,150 05/17/24 USD 165.00 USD 24,185 20,125
S&P 500 Index ............................. 59 05/17/24 USD 4,800.00 USD 31,001 59,000
Tesla, Inc. ................................. 450 05/17/24 USD 190.00 USD 7,911 960,750
U.S. Treasury 2-Year Note ..................... 5,000 05/24/24 USD 102.00 USD 1,000,000 1,953,130
3-mo. SOFR Interest Futures .................... 1,933 06/14/24 USD 95.19 USD 483,250 1,630,969
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4,999 06/21/24 USD 76.00 USD 38,857 1,342,232
9,752,495
$ 33,729,112

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Morgan Stanley & Co. International plc — 04/02/24 USD 1.09 EUR 33,731 $ 485
USD Currency ........... Standard Chartered Bank — 04/05/24 CNH 7.20 USD 36,679 322,554
USD Currency ........... Bank of America NA — 04/18/24 CLP 945.00 USD 25,643 969,498
EUR Currency ........... Standard Chartered Bank — 04/29/24 CNH 8.20 EUR 166,128 9,308
FTSE China A50 Index ..... Citibank NA 20,563 04/29/24 USD 11,499.14 USD 248,650 1,928,730
AUD Currency ...........
Credit Agricole Corporate & Investment
Bank SA — 04/30/24 USD 0.66 AUD 83,098 172,576
USD Currency ........... Bank of America NA — 04/30/24 ZAR 19.30 USD 22,110 205,999
NOK Currency .......... JPMorgan Chase Bank NA — 05/02/24 SEK 1.02 NOK 2,905,960 76,072
USD Currency ........... JPMorgan Chase Bank NA — 05/06/24 CHF 0.92 USD 103,513 124,517
USD Currency ........... Nomura International plc — 05/09/24 JPY 152.00 USD 82,992 486,494
TOPIX Bank Index ........ BNP Paribas SA 52,000,000 05/10/24 JPY 291.99 JPY 16,142,360 8,065,249
AUD Currency ........... Morgan Stanley & Co. International plc — 05/13/24 USD 0.70 AUD 83,060 3,582
AUD Currency ........... Morgan Stanley & Co. International plc — 05/13/24 USD 0.68 AUD 83,060 40,583
USD Currency ........... JPMorgan Chase Bank NA — 05/16/24 CNH 7.22 USD 10,000 75,090
USD Currency ........... JPMorgan Chase Bank NA — 05/24/24 THB 36.75 USD 20,798 139,901
EUR Currency ........... BNP Paribas SA — 05/29/24 USD 1.11 EUR 50,974 59,774
USD Currency ........... Goldman Sachs International — 08/15/24 ZAR 20.80 USD 36,819 437,099
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 989,382 81,592
USD Currency ........... Bank of America NA — 03/06/26 CNH 7.75 USD 153,169 1,368,038
14,567,141
Put
USD Currency ........... Bank of America NA — 04/03/24 KRW 1,330.00 USD 25,697 8,052
USD Currency ........... Bank of America NA — 04/09/24 BRL 4.88 USD 62,348 8,072
USD Currency ........... Goldman Sachs International — 04/18/24 BRL 4.95 USD 36,676 83,787
USD Currency ........... Nomura International plc — 04/29/24 NOK 10.20 USD 83,037 10,596
EUR Currency ........... BNP Paribas SA — 05/02/24 USD 1.08 EUR 196,205 1,047,365
EUR Currency ........... Deutsche Bank AG — 05/09/24 MXN 18.30 EUR 80,719 1,534,278
EUR Currency ........... Citibank NA — 05/10/24 BRL 5.40 EUR 74,693 636,741
EUR Currency ........... BNP Paribas SA — 05/13/24 USD 1.06 EUR 684,020 1,182,082
USD Currency ........... Citibank NA — 05/13/24 BRL 4.50 USD 82,335 658
USD Currency ........... Goldman Sachs International — 05/17/24 MXN 16.95 USD 15,000 285,680
EUR Currency ........... Bank of America NA — 05/30/24 USD 1.08 EUR 500,362 3,123,373
USD Currency ........... Bank of America NA — 06/05/24 MXN 16.00 USD 124,698 116,028
USD Currency ........... BNP Paribas SA — 06/11/24 BRL 4.90 USD 15,000 77,018
USD Currency ........... Morgan Stanley & Co. International plc — 06/12/24 ZAR 18.30 USD 62,230 573,500
EUR Currency ........... Bank of America NA — 06/21/24 JPY 158.00 EUR 336,710 2,488,473
USD Currency ........... Goldman Sachs International — 12/06/24 TRY 42.50 USD 22,110 1,176,539
12,352,242
$ 26,919,383
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction. Call
on Koei Tecmo Holdings Co. Ltd. convertible
corporate bond. Exercise price or rate is 6-mo.
TIBOR plus 60.00 Nomura International plc 1,500,000,000 12/04/24 JPY 1,500,000 $ 36,810
Asset Swapped Convertible Option Transaction.
Call on LINK Ltd. convertible corporate bond.
Exercise price or rate is 3-mo. HIBOR plus
110.00 HSBC Bank plc 140,000,000 12/12/25 HKD 140,000 359,343
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONA plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 411,454
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONA
plus 110.00 Nomura International plc 500,000,000 11/27/28 JPY 500,000 655,664

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Structured Options (continued)
Description Counterparty Units Expiration Date
Notional
Amount  (000) Value
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONA
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 $ 575,148
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONA
plus 125.00 Nomura International plc 500,000,000 11/26/30 JPY 500,000 882,587
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONA
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 462,066
$ 3,383,072
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.25 ................... Bank of America NA 5,703,000 04/08/24 USD 879,688 $ 127
Payout at expiry if S&P 500 < 4,654.29 and US
10-Year swap > 3.86 .................. BNP Paribas SA 12,250,000 04/19/24 USD 171,045,158 166,445
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.27 ................... Bank of America NA 5,703,000 05/08/24 USD 879,688 30,650
Payout at expiry if S&P 500 < 4,645.27 and US
10-Year swap > 3.81 .................. BNP Paribas SA 2,900,000 06/21/24 USD 13,471,283 67,280
Payout at expiry if S&P 500 < 4,782.77 and
EURUSD < 1.05 ..................... Citibank NA 19,750,000 06/21/24 USD 188,919,415 403,892
$ 668,394
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
iTraxx Europe Main
Index Series 40.V1 Quarterly Deutsche Bank AG 06/19/24 EUR 67.50 EUR 116,536 $ 78,022
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 05/15/24 USD 104.50 USD 24,790 33,414
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly BNP Paribas SA 04/17/24 USD 105.00 USD 30,000 11,147
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 04/17/24 USD 105.00 USD 25,000 9,289
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 04/17/24 EUR 337.50 EUR 28,920 30,277
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Goldman Sachs
International 05/15/24 EUR 350.00 EUR 24,800 72,666
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 EUR 350.00 EUR 37,180 108,941

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly Deutsche Bank AG 06/19/24 EUR 400.00 EUR 38,845 $ 133,038
$ 476,794
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.33% Annual Bank of America NA 04/05/24 3.33 % USD 16,333 $ 3
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Bank of America NA 04/12/24 3.28 USD 16,341 100
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.51% Annual Deutsche Bank AG 04/19/24 3.51 USD 16,021 7,871
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.43% Annual
JPMorgan Chase
Bank NA 04/26/24 3.43 USD 16,011 8,049
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Semi-Annual Citibank NA 05/28/24 3.67 USD 251,898 1,631,934
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 05/28/24 3.65 USD 590,948 1,449,244
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
JPMorgan Chase
Bank NA 05/28/24 2.85 EUR 474,839 514,522
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
Goldman Sachs
International 05/29/24 3.60 USD 590,948 1,277,425
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
Goldman Sachs
International 06/03/24 2.85 EUR 472,940 609,593
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.30% Annual
Morgan Stanley & Co.
International plc 08/12/24 2.30 EUR 544,140 2,701,348
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.00% Annual Barclays Bank plc 08/23/24 4.00 GBP 268,610 1,560,632
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4.00 USD 800,722 4,394,999
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3.00 USD 499,290 4,287,529
3-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 3.30% Semi-Annual Barclays Bank plc 02/10/25 3.30 AUD 190,900 649,786
3-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 3.30% Semi-Annual
JPMorgan Chase
Bank NA 02/10/25 3.30 AUD 150,800 513,294
19,606,329
Put
10-Year Interest Rate Swap
(a)
4.13% Annual 1-day SOFR Annual Bank of America NA 04/05/24 4.13 USD 16,333 741
10-Year Interest Rate Swap
(a)
4.08% Annual 1-day SOFR Annual Bank of America NA 04/12/24 4.08 USD 16,341 8,252
10-Year Interest Rate Swap
(a)
4.31% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 4.31 USD 16,021 2,071
10-Year Interest Rate Swap
(a)
4.23% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 4.23 USD 16,011 8,100
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1.00 JPY 99,859,946 279,750
2-Year Interest Rate Swap
(a)
. 3.96% Annual 1-day SOFR Annual Bank of America NA 01/16/25 3.96 USD 2,633,750 19,162,733
10-Year Interest Rate Swap
(a)
4.27% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 02/12/25 4.27 USD 320,220 4,350,674
30-Year Interest Rate Swap
(a)
3.75% Annual 1-day SOFR Annual Deutsche Bank AG 03/05/25 3.75 USD 140,200 5,913,659
29,725,980
$ 49,332,309
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 11/18/24 CNH 7.58 CNH 7.58 USD 2,494 $ (221,752)
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 12.50 INR 12.50 CNH 13,231 (241,983)
(463,735)
Put
USD Currency ............... One-Touch Bank of America NA 04/17/24 MXN 16.50 MXN 16.50 USD 2,860 (794,240)
USD Currency ............... Down and In
Goldman Sachs
International 05/17/24 MXN 16.50 MXN 16.50 USD 30,000 (139,358)
(933,598)
$ (1,397,333)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 50 04/05/24 USD 533.00 USD 2,615 $ (1,075)
SPDR S&P 500 ETF Trust ....................... 10,001 04/05/24 USD 535.00 USD 523,122 (95,010)
SPDR S&P 500 ETF Trust ....................... 12,001 04/05/24 USD 536.00 USD 627,736 (78,007)
SPDR S&P 500 ETF Trust ....................... 10,001 04/12/24 USD 538.00 USD 523,122 (370,037)
CBOE Volatility Index .......................... 5,700 04/17/24 USD 35.00 USD 7,416 (51,300)
Eli Lilly & Co. ............................... 65 04/19/24 USD 700.00 USD 5,057 (536,250)
Exxon Mobil Corp. ............................ 2,250 04/19/24 USD 115.00 USD 26,154 (624,375)
Invesco QQQ Trust Series 1 ..................... 4,000 04/19/24 USD 465.00 USD 177,604 (288,000)
iShares China Large-Cap ETF .................... 20,000 04/19/24 USD 28.00 USD 48,140 (40,000)
Merck & Co., Inc. ............................. 2,000 04/19/24 USD 135.00 USD 26,390 (174,000)
SPDR S&P 500 ETF Trust ....................... 50 04/19/24 USD 540.00 USD 2,615 (3,275)
Uber Technologies, Inc. ........................ 3,350 04/19/24 USD 95.00 USD 25,792 (15,075)
Caterpillar, Inc. .............................. 700 05/17/24 USD 410.00 USD 25,650 (173,950)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 49,632 05/17/24 USD 79.00 USD 385,790 (496,320)
U.S. Treasury 2-Year Note ...................... 5,000 05/24/24 USD 102.50 USD 1,000,000 (2,031,250)
JPMorgan Chase & Co. ........................ 6,000 06/21/24 USD 230.00 USD 120,180 (405,000)
SPDR S&P 500 ETF Trust ....................... 50 06/21/24 USD 570.00 USD 2,615 (4,750)
(5,387,674)
Put
3-mo. SOFR Interest Futures ..................... 770 04/12/24 USD 94.88 USD 192,500 (77,000)
3-mo. SOFR Interest Futures ..................... 1,560 04/12/24 USD 95.00 USD 390,000 (555,750)
Bayerische Motoren Werke AG ................... 1,500 04/19/24 EUR 100.00 EUR 16,044 (38,839)
Deckers Outdoor Corp. ......................... 50 04/19/24 USD 800.00 USD 4,706 (5,875)
Deckers Outdoor Corp. ......................... 126 04/19/24 USD 850.00 USD 11,860 (32,130)
EURO STOXX 50 Index ........................ 1,725 04/19/24 EUR 4,700.00 EUR 87,689 (85,607)
EURO STOXX 50 Index ........................ 14,401 04/19/24 EUR 3,650.00 EUR 732,063 (93,219)
Exxon Mobil Corp. ............................ 2,250 04/19/24 USD 95.00 USD 26,154 (3,375)
Invesco QQQ Trust Series 1 ..................... 800 04/19/24 USD 405.00 USD 35,521 (30,000)
iShares Russell 2000 ETF ....................... 450 04/19/24 USD 180.00 USD 9,464 (4,725)
iShares Russell 2000 ETF ....................... 750 04/19/24 USD 187.00 USD 15,773 (13,125)
Las Vegas Sands Corp. ........................ 1,500 04/19/24 USD 50.00 USD 7,755 (121,500)
Mercedes-Benz Group AG ...................... 600 04/19/24 EUR 65.00 EUR 4,429 (3,560)
Norfolk Southern Corp. ......................... 450 04/19/24 USD 240.00 USD 11,469 (55,125)
PNC Financial Services Group, Inc. (The) ............ 1,200 04/19/24 USD 130.00 USD 19,392 (12,000)
Salesforce, Inc. .............................. 390 04/19/24 USD 290.00 USD 11,746 (96,330)
SPDR S&P 500 ETF Trust ....................... 900 04/19/24 USD 480.00 USD 47,076 (29,250)
SPDR S&P 500 ETF Trust ....................... 17,944 04/19/24 USD 475.00 USD 938,597 (511,404)
Tesla, Inc. .................................. 1,200 04/19/24 USD 145.00 USD 21,095 (127,800)
Wells Fargo & Co. ............................ 2,000 04/19/24 USD 55.00 USD 11,592 (93,000)
Wynn Resorts Ltd. ............................ 600 04/19/24 USD 95.00 USD 6,134 (28,500)
U.S. Treasury 10-Year Note ...................... 482 04/26/24 USD 106.50 USD 48,200 (7,531)
U.S. Treasury 2-Year Note ...................... 1,440 04/26/24 USD 101.75 USD 288,000 (135,000)
Adobe, Inc. ................................. 160 05/17/24 USD 520.00 USD 8,074 (426,000)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Advanced Micro Devices, Inc. .................... 500 05/17/24 USD 170.00 USD 9,025 $ (386,250)
Bank of America Corp. ......................... 3,500 05/17/24 USD 34.00 USD 13,272 (66,500)
Caterpillar, Inc. .............................. 700 05/17/24 USD 310.00 USD 25,650 (90,650)
Costco Wholesale Corp. ........................ 150 05/17/24 USD 725.00 USD 10,989 (198,750)
DR Horton, Inc. .............................. 400 05/17/24 USD 125.00 USD 6,582 (14,000)
DR Horton, Inc. .............................. 700 05/17/24 USD 135.00 USD 11,519 (31,500)
Eli Lilly & Co. ............................... 75 05/17/24 USD 720.00 USD 5,835 (107,063)
Walt Disney Co. (The) ......................... 2,953 05/17/24 USD 110.00 USD 36,133 (351,407)
U.S. Treasury 2-Year Note ...................... 6,500 05/24/24 USD 102.50 USD 1,300,000 (5,992,194)
3-mo. SOFR Interest Futures ..................... 1,933 06/14/24 USD 94.81 USD 483,250 (229,544)
3-mo. SOFR Interest Futures ..................... 1,933 06/14/24 USD 94.75 USD 483,250 (120,813)
Crowdstrike Holdings, Inc. ....................... 250 06/21/24 USD 290.00 USD 8,015 (321,250)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 9,998 06/21/24 USD 74.00 USD 77,714 (174,965)
Lam Research Corp. .......................... 100 06/21/24 USD 820.00 USD 9,716 (142,250)
Walmart, Inc. ............................... 1,600 06/21/24 USD 55.00 USD 9,627 (64,800)
(10,878,581)
$ (16,266,255)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Bank of America NA — 04/18/24 KRW 1,360.00 USD 25,697 $ (99,249)
USD Currency .............. Bank of America NA — 04/18/24 CLP 965.00 USD 36,633 (799,275)
EUR Currency .............. Barclays Bank plc — 04/24/24 AUD 1.66 EUR 17,012 (108,759)
FTSE China A50 Index ........ Citibank NA 20,563 04/29/24 USD 12,594.29 USD 248,650 (219,094)
USD Currency .............. Morgan Stanley & Co. International plc — 04/29/24 MXN 16.80 USD 14,745 (96,523)
USD Currency .............. Bank of America NA — 04/30/24 ZAR 19.75 USD 33,164 (126,319)
USD Currency .............. Morgan Stanley & Co. International plc — 05/09/24 JPY 152.00 USD 82,992 (486,494)
EUR Currency .............. Citibank NA — 05/10/24 BRL 5.55 EUR 20,748 (120,487)
TOPIX Bank Index ........... BNP Paribas SA 52,000,000 05/10/24 JPY 319.80 JPY 16,142,360 (2,714,375)
AUD Currency .............. Morgan Stanley & Co. International plc — 05/13/24 USD 0.68 AUD 83,060 (40,583)
USD Currency .............. JPMorgan Chase Bank NA — 05/16/24 CNH 7.35 USD 20,000 (30,763)
USD Currency .............. JPMorgan Chase Bank NA — 05/24/24 THB 37.75 USD 20,798 (36,484)
EUR Currency .............. Bank of America NA — 05/30/24 USD 1.11 EUR 500,362 (1,051,561)
USD Currency .............. HSBC Bank plc — 03/31/25 CNH 7.35 USD 83,000 (943,576)
(6,873,542)
Put
USD Currency .............. Bank of America NA — 04/09/24 BRL 4.83 USD 124,696 (3,447)
USD Currency .............. Bank of America NA — 04/18/24 CLP 900.00 USD 25,643 (1,936)
EUR Currency .............. Barclays Bank plc — 04/24/24 AUD 1.66 EUR 17,012 (100,394)
USD Currency .............. Morgan Stanley & Co. International plc — 04/29/24 MXN 16.70 USD 14,745 (127,958)
AUD Currency ..............
Credit Agricole Corporate &
Investment Bank SA — 04/30/24 USD 0.65 AUD 24,929 (119,887)
EUR Currency .............. BNP Paribas SA — 05/02/24 USD 1.06 EUR 196,205 (140,275)
EUR Currency .............. HSBC Bank plc — 05/09/24 MXN 18.30 EUR 80,719 (1,728,608)
EUR Currency .............. Citibank NA — 05/10/24 BRL 5.30 EUR 124,488 (318,125)
EUR Currency .............. BNP Paribas SA — 05/13/24 USD 1.05 EUR 684,020 (526,848)
EUR Currency .............. Bank of America NA — 05/30/24 USD 1.05 EUR 500,362 (644,000)
USD Currency .............. BNP Paribas SA — 06/11/24 BRL 4.80 USD 30,000 (53,066)
USD Currency .............. Morgan Stanley & Co. International plc — 06/12/24 ZAR 17.70 USD 145,204 (443,871)
USD Currency .............. Goldman Sachs International — 08/15/24 ZAR 18.20 USD 36,819 (489,266)
USD Currency .............. Goldman Sachs International — 12/06/24 TRY 40.50 USD 33,164 (990,486)
(5,688,167)
$ (12,561,709)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5.00 % Quarterly
Morgan Stanley & Co.
International plc 04/17/24 BB- EUR 400.00 EUR 28,920 $ (12,026)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5.00 Quarterly
Goldman Sachs
International 05/15/24 BB- EUR 450.00 EUR 24,800 (23,047)
$ (35,073)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.53% Annual 1-day SOFR Annual Bank of America NA 04/05/24 3.53 % USD 16,333 $ (418)
10-Year Interest Rate Swap
(a)
3.48% Annual 1-day SOFR Annual Bank of America NA 04/12/24 3.48 USD 16,341 (2,025)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 3.71 USD 16,021 (47,475)
10-Year Interest Rate Swap
(a)
3.63% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 3.63 USD 16,011 (38,784)
2-Year Interest Rate Swap
(a)
. 2.30% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 05/28/24 2.30 EUR 474,839 (37,822)
1Yx2Y Interest Rate Swap
(a)
. 3.40% Annual 1-day SOFR Annual
Goldman Sachs
International 05/28/24 3.40 USD 590,948 (703,263)
1Yx2Y Interest Rate Swap
(a)
. 3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 05/29/24 3.25 USD 590,948 (454,967)
2-Year Interest Rate Swap
(a)
. 2.30% Annual 6-mo. EURIBOR Semi-Annual
Goldman Sachs
International 06/03/24 2.30 EUR 472,940 (53,034)
5-Year Interest Rate Swap
(a)
. 2.00% Annual 6-mo. EURIBOR Semi-Annual
Morgan Stanley & Co.
International plc 08/12/24 2.00 EUR 544,140 (1,114,347)
2-Year Interest Rate Swap
(a)
. 3.50% Annual 1-day SONIA Annual Barclays Bank plc 08/23/24 3.50 GBP 268,610 (626,441)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3.30 USD 800,722 (1,570,185)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2.25 USD 499,290 (987,862)
3-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 3-mo. BBR Quarterly Barclays Bank plc 02/10/25 2.50 AUD 381,800 (283,610)
3-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 3-mo. BBR Quarterly
JPMorgan Chase
Bank NA 02/10/25 2.50 AUD 301,600 (224,036)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4.48 USD 59,931 (4,736,642)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3.96 USD 23,694 (1,207,995)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4.00 USD 70,483 (3,746,514)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3.97 USD 97,001 (4,997,267)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3.84 USD 94,616 (4,331,680)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3.96 USD 59,166 (3,033,923)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/06/26 3.55 USD 108,185 (4,005,265)
10-Year Interest Rate Swap
(a)
3.59% Annual 1-day SOFR Annual Deutsche Bank AG 03/06/26 3.59 USD 77,480 (2,981,221)
10-Year Interest Rate Swap
(a)
3.54% Annual 1-day SOFR Annual Citibank NA 03/09/26 3.54 USD 120,983 (4,413,199)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual Citibank NA 03/09/26 3.55 USD 96,759 (3,578,103)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Goldman Sachs
International 03/11/26 3.55 USD 60,474 (2,241,293)
10-Year Interest Rate Swap
(a)
3.64% Annual 1-day SOFR Annual Bank of America NA 03/13/26 3.64 USD 101,042 (4,107,486)
(49,524,857)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Morgan Stanley & Co.
International plc 04/02/24 4.00 % USD 49,970 $ (77,196)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Citibank NA 04/04/24 4.00 USD 414,291 (752,424)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual Citibank NA 04/04/24 4.40 USD 856,095 (2,217,742)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual Bank of America NA 04/05/24 3.93 USD 16,333 (21,772)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 04/05/24 4.05 USD 313,413 (361,580)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual
Goldman Sachs
International 04/05/24 4.45 USD 313,413 (588,179)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Bank of America NA 04/12/24 3.88 USD 16,341 (59,986)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 04/16/24 4.00 USD 496,227 (1,545,032)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual Deutsche Bank AG 04/16/24 4.05 USD 496,227 (4,244,818)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 04/19/24 4.11 USD 16,021 (13,092)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 04/22/24 4.00 USD 249,166 (885,517)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 04/22/24 4.30 USD 597,999 (2,505,192)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.90% Annual
JPMorgan Chase
Bank NA 04/26/24 2.90 EUR 349,347 (169,419)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
JPMorgan Chase
Bank NA 04/26/24 4.03 USD 16,011 (33,965)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
Goldman Sachs
International 04/29/24 2.85 EUR 78,010 (67,652)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
JPMorgan Chase
Bank NA 04/29/24 2.85 EUR 78,010 (67,652)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 05/02/24 4.00 USD 501,757 (2,072,990)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 05/06/24 4.50 USD 496,014 (935,941)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Annual Deutsche Bank AG 05/17/24 4.10 USD 123,922 (410,854)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Annual Deutsche Bank AG 05/22/24 4.75 USD 1,013,257 (639,372)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.50% Annual
JPMorgan Chase
Bank NA 05/28/24 3.50 EUR 474,839 (56,470)
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 05/28/24 4.15 USD 590,948 (521,150)
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Annual
Goldman Sachs
International 05/29/24 4.10 USD 590,948 (647,477)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.50% Annual
Goldman Sachs
International 06/03/24 3.50 EUR 472,940 (67,819)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.87% Annual
Goldman Sachs
International 06/07/24 2.87 EUR 248,990 (465,109)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.84% Annual Citibank NA 06/12/24 2.84 EUR 259,090 (612,352)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.17% Annual Citibank NA 07/18/24 4.17 USD 349,539 (1,674,004)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.37% Annual Deutsche Bank AG 07/18/24 4.37 USD 980,525 (3,468,807)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.75% Annual Bank of America NA 09/12/24 2.75 EUR 41,620 (259,328)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.30% Annual
Morgan Stanley & Co.
International plc 09/13/24 4.30 GBP 41,468 (181,114)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 09/13/24 4.50 USD 164,850 (453,577)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1.50 JPY 99,859,946 (92,013)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5.00 USD 994,510 (1,227,655)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.87% Annual Barclays Bank plc 01/29/25 2.87 EUR 46,350 (336,828)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4.48 USD 59,931 (1,019,062)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3.96 USD 23,694 (697,947)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4.00 USD 70,483 (1,990,282)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3.97 USD 97,001 (2,841,037)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3.84 USD 94,616 (3,140,064)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3.96 USD 59,166 (1,759,382)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Morgan Stanley & Co.
International plc 03/06/26 3.55 USD 108,185 (4,862,596)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Annual Deutsche Bank AG 03/06/26 3.59 USD 77,480 (3,375,581)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.54% Annual Citibank NA 03/09/26 3.54 USD 120,983 (5,520,251)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Citibank NA 03/09/26 3.55 % USD 96,759 $ (4,367,124)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 03/11/26 3.55 USD 60,474 (2,729,793)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.64% Annual Bank of America NA 03/13/26 3.64 USD 101,042 (4,235,124)
(64,272,321)
$ (113,797,178)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V2 . 5.00 % Quarterly 12/20/27 EUR 12,595 $ (1,299,923) $ (423,390) $ (876,533)
Markit CDX North American High Yield Index
Series 39.V3 ..................... 5.00 Quarterly 12/20/27 USD 44,315 (3,327,083) (432,791) (2,894,292)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 58,347 (1,282,751) (633,126) (649,625)
iTraxx Europe Crossover Index Series 40.V1 . 5.00 Quarterly 12/20/28 EUR 199,849 (16,747,421) (16,187,920) (559,501)
iTraxx Europe Main Index Series 40.V1 ..... 1.00 Quarterly 12/20/28 EUR 3,575 (84,463) (82,145) (2,318)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5.00 Quarterly 12/20/28 USD 557,463 (41,618,010) (39,388,132) (2,229,878)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 Quarterly 12/20/28 USD 165,525 (3,819,872) (3,459,345) (360,527)
iTraxx Europe Crossover Index Series 41.V1 . 5.00 Quarterly 06/20/29 EUR 171,680 (16,563,933) (17,097,115) 533,182
iTraxx Europe Main Index Series 41.V1 ..... 1.00 Quarterly 06/20/29 EUR 873,176 (21,012,378) (20,845,377) (167,001)
iTraxx Europe Senior Financials Index Series
41.V1 ......................... 1.00 Quarterly 06/20/29 EUR 123,968 (2,404,018) (2,338,407) (65,611)
iTraxx Europe Subordinated Financials Index
Series 41.V1 ..................... 1.00 Quarterly 06/20/29 EUR 38,088 266,155 328,633 (62,478)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1.00 Quarterly 06/20/29 USD 688,708 (15,729,277) (15,045,609) (683,668)
$ (123,622,974) $ (115,604,724) $ (8,018,250)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5.00 % Quarterly 06/20/29 B+ USD 449,228 $ 32,821,947 $ 31,258,256 $ 1,563,691
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 1,975,043 $ (46,717,171) $ — $ (46,717,171)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 987,522 32,724,231 — 32,724,231
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 2,904,724 (9,327,396) — (9,327,396)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 1,452,362 16,430,863 — 16,430,863
3.56% Annual 1-day SOFR Annual N/A 06/28/24 USD 267,946 5,017,542 10,547 5,006,995
3-mo. CD_KSDA Quarterly 3.87% Quarterly N/A 07/03/24 KRW 161,056,480 77,331 — 77,331
1-day SOFR At Termination 4.46% At Termination N/A 07/12/24 USD 1,936,779 (18,886,102) — (18,886,102)
1-day SOFR At Termination 5.37% At Termination N/A 07/12/24 USD 910,419 (557,194) — (557,194)
1-day SOFR At Termination 5.37% At Termination N/A 07/12/24 USD 910,419 (584,519) — (584,519)
3.55% Annual 1-day SOFR Annual N/A 07/13/24 USD 246,525 4,667,819 12,616 4,655,203
3.57% Annual 1-day SOFR Annual N/A 07/16/24 USD 363,491 6,757,000 (1,826) 6,758,826
3.56% Annual 1-day SOFR Annual N/A 07/20/24 USD 360,069 6,781,563 5,017 6,776,546
3.56% Annual 1-day SOFR Annual N/A 07/23/24 USD 479,100 8,953,809 6,547 8,947,262
3.56% Annual 1-day SOFR Annual N/A 08/12/24 USD 356,321 6,588,176 (7,316) 6,595,492
3.56% Annual 1-day SOFR Annual N/A 08/13/24 USD 604,646 11,207,432 (13,630) 11,221,062
3.53% Annual 1-day SOFR Annual N/A 08/27/24 USD 678,054 12,679,338 42,972 12,636,366
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 551,110 (6,872,304) — (6,872,304)
3.51% Annual 1-day SOFR Annual N/A 10/20/24 USD 262,263 4,809,861 3,575 4,806,286
3.50% Annual 1-day SOFR Annual N/A 10/25/24 USD 521,289 9,548,426 28,253 9,520,173
11.25% Monthly 28-day MXIBTIIE Monthly N/A 11/07/24 MXN 3,587,247 (292,710) — (292,710)
3-mo. CD_KSDA Quarterly 3.93% Quarterly N/A 11/09/24 KRW 79,498,490 137,816 — 137,816
3-mo. CD_KSDA Quarterly 3.87% Quarterly N/A 11/16/24 KRW 106,612,400 151,064 — 151,064
3.48% Annual 1-day SOFR Annual N/A 11/26/24 USD 426,986 7,658,925 27,794 7,631,131
10.95% Monthly 28-day MXIBTIIE Monthly N/A 12/03/24 MXN 4,937,193 (33,478) — (33,478)
3.46% Annual 1-day SOFR Annual N/A 12/06/24 USD 560,589 10,090,085 89,553 10,000,532
1-day SOFR At Termination 4.59% At Termination N/A 12/14/24 USD 1,865,764 (12,723,015) (543) (12,722,472)
0.23% Annual 1-day TONAR Annual N/A 01/11/25 JPY 4,977,810 (37,938) — (37,938)
0.24% Annual 1-day TONAR Annual N/A 01/19/25 JPY 25,150,650 (189,414) — (189,414)
10.76% Monthly 28-day MXIBTIIE Monthly N/A 01/23/25 MXN 2,896,590 122,937 — 122,937
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 996,835 (551,220) — (551,220)
28-day MXIBTIIE Monthly 9.90% Monthly N/A 02/05/25 MXN 3,745,186 (1,863,626) — (1,863,626)
28-day MXIBTIIE Monthly 9.92% Monthly N/A 02/05/25 MXN 1,804,542 (878,624) — (878,624)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 988,820 (24,292,604) — (24,292,604)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 988,820 (23,337,254) — (23,337,254)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 278,159 8,446,080 — 8,446,080
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 1,999,163 (20,498,957) — (20,498,957)
10.71% Monthly 28-day MXIBTIIE Monthly N/A 03/19/25 MXN 370,731 (693) — (693)
3-mo. WIBOR Quarterly 5.68% Annual N/A 03/20/25 PLN 305,000 (141,579) — (141,579)
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 3,402,652 (116,621) — (116,621)
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 21,471,013 — 21,471,013
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 6,768,067 — 6,768,067
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 7,557,457 — 7,557,457
3-mo. WIBOR Quarterly 5.70% Annual 06/19/24
(a)
06/19/25 PLN 82,808 2,376 — 2,376
3.35% Quarterly 3-mo. CD_KSDA Quarterly 06/19/24
(a)
06/19/25 KRW 764,294,500 505,029 — 505,029
3.87% Annual 6-mo. PRIBOR Semi-Annual 06/19/24
(a)
06/19/25 CZK 227,427 20,358 — 20,358
1-day SOFR Annual 4.10% Annual N/A 08/11/25 USD 1,000,596 (18,375,243) — (18,375,243)
1-week
CNREPOFIX_
CFXS Quarterly 1.94% Quarterly 09/18/24
(a)
09/18/25 CNY 815,000 22,831 — 22,831
2.00% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/25 THB 5,236,012 (62,218) — (62,218)
2.00% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/25 THB 7,854,018 (92,275) — (92,275)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 680,000 361,833 — 361,833
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 4,298,838 — 4,298,838
1-day SOFR Annual 4.25% Annual N/A 10/17/25 USD 1,489,926 (19,103,294) — (19,103,294)
1-day SOFR Annual 4.05% Annual N/A 10/18/25 USD 765,005 (12,728,643) — (12,728,643)
1-day SOFR Annual 4.25% Annual N/A 10/19/25 USD 685,759 (8,736,349) — (8,736,349)
0.33% Annual 1-day TONAR Annual N/A 11/06/25 JPY 25,122,000 (387,626) — (387,626)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 5,597,496 — 5,597,496
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 3,215,180 — 3,215,180
0.30% Annual 1-day TONAR Annual N/A 11/10/25 JPY 53,633,000 (629,696) — (629,696)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.30% Annual 1-day TONAR Annual N/A 11/16/25 JPY 22,648,080 $ (264,719) $ — $ (264,719)
0.31% Annual 1-day TONAR Annual N/A 11/16/25 JPY 31,275,920 (398,626) — (398,626)
0.25% Annual 1-day TONAR Annual N/A 11/22/25 JPY 53,774,500 (203,714) — (203,714)
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (4,641,134) — (4,641,134)
2.97% Annual 6-mo. EURIBOR Semi-Annual N/A 12/12/25 EUR 81,325 455,674 (22,064) 477,738
0.23% Annual 1-day TONAR Annual N/A 12/14/25 JPY 20,252,000 (3,666) — (3,666)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (4,979,105) — (4,979,105)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (4,420,852) — (4,420,852)
0.23% Annual 1-day TONAR Annual N/A 12/15/25 JPY 53,005,000 3,202 — 3,202
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (11,299,366) — (11,299,366)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (11,384,184) — (11,384,184)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 200,829 409,612 — 409,612
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (9,043,149) — (9,043,149)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 2,952,374 — 2,952,374
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 717,375 — 717,375
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 789,855 — 789,855
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 55,971,540 42,790 — 42,790
0.29% Annual 1-day TONAR Annual N/A 03/11/26 JPY 56,730,000 32,547 — 32,547
1-day ESTR At Termination 2.32% At Termination 03/13/25
(a)
03/13/26 EUR 263,320 (439,579) (67,548) (372,031)
1-day ESTR At Termination 2.41% At Termination 03/17/25
(a)
03/17/26 EUR 173,100 (121,669) (82,665) (39,004)
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 4,387,421 — 4,387,421
4.10% Annual 6-mo. PRIBOR Semi-Annual N/A 03/20/26 CZK 1,541,200 (62,942) — (62,942)
1-day SONIA At Termination 3.92% At Termination 03/24/25
(a)
03/24/26 GBP 772,840 3,243 527,260 (524,017)
1-day ESTR At Termination 2.50% At Termination 03/25/25
(a)
03/25/26 EUR 353,450 144,705 93,666 51,039
1-day ESTR At Termination 2.55% At Termination 03/25/25
(a)
03/25/26 EUR 449,120 427,556 436,154 (8,598)
1-day SONIA At Termination 3.86% At Termination 03/25/25
(a)
03/25/26 GBP 392,230 (297,513) 74,484 (371,997)
1-day SOFR At Termination 3.97% At Termination 03/25/25
(a)
03/25/26 USD 785,850 (477,124) 26,444 (503,568)
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 3,586,649 (19,018) — (19,018)
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 24,673,226 388,803 24,284,423
3-mo. CD_KSDA Quarterly 3.38% Quarterly 06/19/24
(a)
06/19/26 KRW 16,346,345 15,106 — 15,106
6-mo. WIBOR Semi-Annual 5.31% Annual 06/19/24
(a)
06/19/26 PLN 200,000 43,194 — 43,194
3.52% Annual 6-mo. PRIBOR Semi-Annual 06/19/24
(a)
06/19/26 CZK 115,325 18,557 — 18,557
0.29% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,900 68,666 — 68,666
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,402,940 56,900 — 56,900
0.36% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,413,272 56,801 — 56,801
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,797,488 80,320 — 80,320
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 19,207,870 158,726 — 158,726
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,910 55,439 — 55,439
0.27% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 28,384,620 353,677 — 353,677
4.05% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/26 USD 9,360 18,055 — 18,055
3.99% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/26 USD 9,180 27,841 — 27,841
2.96% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/26 SGD 11,830 4,823 — 4,823
2.90% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/26 SGD 12,370 14,755 — 14,755
4.60% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 NZD 1,510 (3,207) — (3,207)
4.50% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 NZD 11,737 (11,569) — (11,569)
4.74% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 NZD 1,540 (5,679) — (5,679)
3.96% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/26 HKD 7,320 1,012 — 1,012
4.00% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/26 HKD 56,462 1,802 — 1,802
3.98% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/26 HKD 7,250 665 — 665
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 41,222,003 (101,140) — (101,140)
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 39,807,024 3,822 — 3,822
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 36,354,228 33,411 — 33,411
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 39,812,996 41,220 — 41,220
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 39,812,996 39,439 — 39,439
0.64% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 (126,052) — (126,052)
0.65% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 (140,438) — (140,438)
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 397,482 1,574,618 — 1,574,618
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 794,377 3,480,597 — 3,480,597
1-day SOFR Annual 3.83% Annual 01/14/25
(a)
01/14/27 USD 297,070 (564,404) — (564,404)
1-day SOFR Annual 3.44% Annual 01/21/25
(a)
01/21/27 USD 924,446 (8,258,872) — (8,258,872)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.98% Annual 01/21/25
(a)
01/21/27 USD 147,460 $ 141,316 $ 26,105 $ 115,211
3.80% Annual 1-day SOFR Annual 01/21/25
(a)
01/21/27 USD 81,540 190,727 (37,857) 228,584
1-day SOFR At Termination 3.40% At Termination 02/06/26
(a)
02/06/27 USD 40,070 (90,881) — (90,881)
1-day SOFR At Termination 3.43% At Termination 02/06/26
(a)
02/06/27 USD 80,275 (162,141) — (162,141)
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 (3,398,894) — (3,398,894)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 200,466 (1,420,943) — (1,420,943)
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 41,120 (34,714) 13,605 (48,319)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 22,824,195 (441,850) — (441,850)
1-day SONIA Annual 3.69% Annual 03/25/25
(a)
03/25/27 GBP 39,530 (32,184) (52,753) 20,569
28-day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (4,034,671) — (4,034,671)
3-mo. CD_KSDA Quarterly 3.16% Quarterly 06/19/24
(a)
06/19/27 KRW 262,516,280 (516,916) — (516,916)
0.67% Annual 1-day TONAR Annual 09/22/25
(a)
09/22/27 JPY 6,007,000 (106,056) — (106,056)
0.71% Annual 1-day TONAR Annual 09/29/25
(a)
09/29/27 JPY 21,524,000 (466,993) — (466,993)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 (6,145,568) — (6,145,568)
1-day SONIA At Termination 4.11% At Termination 10/13/26
(a)
10/13/27 GBP 606,980 4,672,263 (69,518) 4,741,781
1-day SONIA At Termination 4.39% At Termination 10/20/26
(a)
10/20/27 GBP 398,020 4,298,472 (917) 4,299,389
1-day SONIA At Termination 4.40% At Termination 10/20/26
(a)
10/20/27 GBP 398,030 4,333,549 528 4,333,021
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 143,045 (891,850) — (891,850)
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 206,848 2,036,068 — 2,036,068
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 98,149 490,255 — 490,255
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 98,149 542,698 — 542,698
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 196,299 1,207,765 — 1,207,765
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 400,330 3,070,599 — 3,070,599
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 405,709 1,632,605 — 1,632,605
1-day SOFR Annual 3.91% Annual 11/10/25
(a)
11/10/27 USD 410,897 1,965,705 — 1,965,705
1-day SONIA Annual 3.72% Annual 11/17/25
(a)
11/17/27 GBP 180,650 880,932 — 880,932
1-day SONIA At Termination 3.75% At Termination 11/23/26
(a)
11/23/27 GBP 347,180 1,366,919 (300,776) 1,667,695
1-day SONIA At Termination 3.86% At Termination 11/27/26
(a)
11/27/27 GBP 472,100 2,423,751 55,130 2,368,621
1-day SONIA At Termination 3.70% At Termination 12/01/26
(a)
12/01/27 GBP 120,710 412,472 14,642 397,830
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 540,713 (1,194,217) — (1,194,217)
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 101,220 (215,040) 2,991 (218,031)
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 494,279 3,415,304 — 3,415,304
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 494,279 1,387,225 — 1,387,225
1-day SONIA At Termination 3.33% At Termination 02/02/27
(a)
02/02/28 GBP 323,570 (133,432) (37,360) (96,072)
1-day SONIA At Termination 3.32% At Termination 02/05/27
(a)
02/05/28 GBP 166,200 (84,562) (248,749) 164,187
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 500,675 2,378,927 — 2,378,927
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 500,675 2,936,070 — 2,936,070
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 694,015 (1,398,503) — (1,398,503)
1-day ESTR Annual 2.26% Annual 03/24/26
(a)
03/24/28 EUR 191,510 453,955 55,518 398,437
1-day SONIA Annual 3.49% Annual 03/27/26
(a)
03/27/28 GBP 246,070 293,442 211,415 82,027
2.19% Annual 1-day ESTR Annual 03/31/26
(a)
03/31/28 EUR 481,870 (529,894) (434,293) (95,601)
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 48,910 (1,394,779) — (1,394,779)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 5,215,280 — 5,215,280
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 47,475 1,606,185 — 1,606,185
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 1,983,412 767,401 — 767,401
28-day MXIBTIIE Monthly 9.69% Monthly N/A 10/25/28 MXN 818,884 1,451,599 — 1,451,599
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 2,846,010 — 2,846,010
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 1,069,777 — 1,069,777
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 1,101,152 — 1,101,152
1-day SONIA At Termination 3.47% At Termination 12/06/27
(a)
12/06/28 GBP 67,940 125,141 (17,400) 142,541
1-day ESTR Annual 2.23% Annual 12/10/26
(a)
12/10/28 EUR 266,440 605,444 — 605,444
1-day SONIA Annual 3.68% Annual N/A 12/14/28 GBP 122,882 (1,786,342) (5,803) (1,780,539)
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 (2,141,263) — (2,141,263)
28-day MXIBTIIE Monthly 8.67% Monthly N/A 01/18/29 MXN 1,260,826 (634,762) — (634,762)
1-day SOFR Annual 3.21% Annual 02/04/27
(a)
02/04/29 USD 185,030 (1,054,348) — (1,054,348)
1-day SOFR Annual 3.35% Annual 02/04/27
(a)
02/04/29 USD 157,850 (530,097) — (530,097)
1-day SOFR Annual 3.37% Annual 02/04/27
(a)
02/04/29 USD 397,310 (1,208,714) — (1,208,714)
1-day SOFR Annual 3.42% Annual 02/04/27
(a)
02/04/29 USD 21,030 (46,557) — (46,557)
1-day SONIA At Termination 3.31% At Termination 02/07/28
(a)
02/07/29 GBP 84,960 19,720 (108,859) 128,579
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 9,052,770 433,246 8,619,524

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 $ 4,506,602 $ — $ 4,506,602
0.50% Annual 1-day TONAR Annual N/A 03/05/29 JPY 27,688,578 (8,570) — (8,570)
0.50% Annual 1-day TONAR Annual N/A 03/11/29 JPY 27,688,578 (4,068) — (4,068)
28-day MXIBTIIE Monthly 8.88% Monthly N/A 03/14/29 MXN 161,239 4,620 — 4,620
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 6,525,000 (282,131) — (282,131)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 7,975,000 (192,371) — (192,371)
2.13% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly N/A 03/20/29 CNY 750,000 (93,767) — (93,767)
2.10% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly N/A 03/20/29 CNY 752,350 33,010 — 33,010
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 (6,419,095) — (6,419,095)
6-mo. PRIBOR Semi-Annual 3.38% Annual 06/19/24
(a)
06/19/29 CZK 234,580 (83,283) — (83,283)
6-mo. PRIBOR Semi-Annual 3.59% Annual 06/19/24
(a)
06/19/29 CZK 239,400 — — —
4.29% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/29 NZD 4,540 (16,999) — (16,999)
4.49% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/29 NZD 4,600 (40,730) — (40,730)
4.21% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/29 NZD 5,824 (8,629) — (8,629)
4.03% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 15,150 (33,998) — (33,998)
3-mo. CD_KSDA Quarterly 3.29% Quarterly 09/19/24
(a)
09/19/29 KRW 81,733,030 252,752 — 252,752
2.10% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/19/24
(a)
09/19/29 CNY 261,389 51,063 — 51,063
3.75% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 52,627 12,978 — 12,978
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 29,654,490 — 29,654,490
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 (2,536,156) — (2,536,156)
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 (2,881,821) — (2,881,821)
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 (3,918,940) — (3,918,940)
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 5,730,010 — 5,730,010
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 5,929,853 — 5,929,853
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (8,285,898) — (8,285,898)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (4,234,618) — (4,234,618)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (16,958,664) — (16,958,664)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (20,191,082) — (20,191,082)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (19,311,215) — (19,311,215)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (31,464,432) — (31,464,432)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (13,160,656) — (13,160,656)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 367,342 — 367,342
6-mo. EURIBOR Semi-Annual 2.57% Annual 06/10/24
(a)
02/15/33 EUR 21,790 — — —
6-mo. EURIBOR Semi-Annual 2.63% Annual 06/10/24
(a)
02/15/33 EUR 21,820 147,689 — 147,689
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (5,243,607) — (5,243,607)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 (4,532,857) — (4,532,857)
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 7,495,962 — 7,495,962
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 550,000 383,995 — 383,995
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 275,000 192,918 — 192,918
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 275,000 212,707 — 212,707
1-day TONAR Annual 1.33% Annual 09/21/28
(a)
09/21/33 JPY 2,349,000 151,149 — 151,149
1-day TONAR Annual 1.34% Annual 09/28/28
(a)
09/28/33 JPY 9,070,000 604,622 — 604,622
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 (80,160) — (80,160)
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (12,269,890) — (12,269,890)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (9,880,932) — (9,880,932)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 1,947,293 — 1,947,293
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 571,718 — 571,718
6-mo. EURIBOR Semi-Annual 2.73% Annual N/A 01/26/34 EUR 11,220 118,198 66,047 52,151
3.66% Annual 1-day SOFR Annual 02/06/29
(a)
02/06/34 USD 19,465 (3,233) — (3,233)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 4,198,022 (237,024) — (237,024)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 4,198,022 (200,534) — (200,534)
3.55% Annual 1-day SONIA Annual 03/22/29
(a)
03/22/34 GBP 190,100 (678,856) (526,479) (152,377)
3.71% Annual 1-day SOFR Annual 03/26/29
(a)
03/26/34 USD 196,020 (351,290) 8,237 (359,527)
3.51% Annual 1-day SONIA Annual 03/26/29
(a)
03/26/34 GBP 95,150 (129,890) (21,056) (108,834)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.72% Annual 1-day SOFR Annual 03/27/29
(a)
03/27/34 USD 97,110 $ (230,754) $ 48,872 $ (279,626)
3.76% Annual 1-day SOFR Annual 03/28/29
(a)
03/28/34 USD 99,720 (381,889) (70,165) (311,724)
1.00% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/34 JPY 1,350,000 (83,854) — (83,854)
0.90% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/34 JPY 1,352,000 2,443 — 2,443
4.64% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/34 NZD 7,300 (112,420) — (112,420)
4.47% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/34 NZD 7,650 (58,850) — (58,850)
4.48% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/34 AUD 2,889 (38,726) — (38,726)
4.37% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/34 AUD 14,200 (113,102) — (113,102)
3.78% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/34 HKD 18,481 387 — 387
1-day SOFR Annual 3.77% Annual 02/14/25
(a)
02/14/35 USD 98,948 572,156 — 572,156
1-day SOFR Annual 3.81% Annual 02/14/25
(a)
02/14/35 USD 17,265 154,800 (2,402) 157,202
3.62% Annual 1-day SOFR Annual 02/14/25
(a)
02/14/35 USD 4,200 24,994 (948) 25,942
3.67% Annual 1-day SOFR Annual 03/04/25
(a)
03/04/35 USD 11,090 19,989 (6,146) 26,135
3.54% Annual 1-day SONIA Annual 03/25/25
(a)
03/25/35 GBP 9,030 (8,819) 58,127 (66,946)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 1,478,953 — 1,478,953
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 3,924,024 (40,653) 3,964,677
6-mo. EURIBOR Semi-Annual 2.68% Annual N/A 02/12/44 EUR 27,185 593,664 (100,817) 694,481
2.58% Annual 1-day ESTR Annual 03/14/34
(a)
03/14/44 EUR 36,320 24,557 (40,333) 64,890
2.68% Annual 1-day ESTR Annual 03/23/34
(a)
03/23/44 EUR 88,100 (608,908) 2,114 (611,022)
2.68% Annual 1-day ESTR Annual 03/24/34
(a)
03/24/44 EUR 49,360 (340,097) (42,163) (297,934)
2.51% Annual 1-day ESTR Annual 04/02/24
(a)
04/02/46 EUR 10,040 (76,195) (77,540) 1,345
2.59% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/48 EUR 22,780 (644,726) — (644,726)
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 9,366,049 (848,225) 10,214,274
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 16,675,956 (1,519,781) 18,195,737
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 9,850,629 (770,818) 10,621,447
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 5,610,667 (442,056) 6,052,723
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 5,791,239 (456,260) 6,247,499
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 2,330,663 (780,801) 3,111,464
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 10,581,901 (3,212,261) 13,794,162
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 3,287,527 (1,002,982) 4,290,509
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 23,620,937 (8,061,272) 31,682,209
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 6,078,007 — 6,078,007
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 243,251 — 243,251
2.40% Annual 1-day ESTR Annual 12/12/33
(a)
12/12/53 EUR 37,600 (522,043) — (522,043)
3.55% Annual 1-day SOFR Annual 01/19/34
(a)
01/19/54 USD 490 (5,524) — (5,524)
1-day ESTR Annual 2.45% Annual N/A 01/24/54 EUR 29,250 610,252 (64,809) 675,061
2.47% Annual 6-mo. EURIBOR Semi-Annual N/A 01/24/54 EUR 28,945 (803,603) 96,854 (900,457)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 01/26/54 EUR 4,626 (167,420) (61,861) (105,559)
3.38% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 13,240 65,848 — 65,848
3.36% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 65,260 471,297 — 471,297
3.28% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 29,960 460,040 — 460,040
3.35% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 25,950 203,896 — 203,896
2.98% Annual 1-day SOFR Annual 02/08/44
(a)
02/08/54 USD 9,030 1,684 — 1,684
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 11,797 (401,459) — (401,459)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 11,797 (445,493) — (445,493)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 5,948 (234,076) — (234,076)
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 5,655,040 (90,465) — (90,465)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 5,655,040 (80,088) — (80,088)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 2,498 (71,579) — (71,579)
1-day ESTR Annual 2.39% Annual N/A 03/28/54 EUR 29,670 249,609 (19,981) 269,590
2.38% Annual 6-mo. EURIBOR Semi-Annual N/A 03/28/54 EUR 29,735 (342,264) 13,815 (356,079)
1-day SOFR Annual 3.40% Annual 03/07/25
(a)
03/07/55 USD 42,901 (886,836) — (886,836)
1-day SOFR Annual 3.57% Annual 03/07/25
(a)
03/07/55 USD 10,545 93,412 28,287 65,125
2.32% Annual 6-mo. EURIBOR Semi-Annual N/A 02/12/64 EUR 15,980 (663,093) 87,353 (750,446)
$ (17,520,232) $ (16,683,115) $ (837,117)
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 $ 400,707 $ — $ 400,707
U.S. Consumer Price Index
All Items Monthly At Termination 2.46% At Termination 02/08/34 USD 84,110 (611,117) — (611,117)
2.14% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/34 EUR 22,200 172,711 41,695 131,016
2.21% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/34 EUR 56,810 36,902 — 36,902
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/08/44 USD 84,110 540,509 — 540,509
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.37% At Termination 02/15/44 EUR 56,810 (187,153) — (187,153)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/03/54 USD 1,463 35 35 —
$ 352,594 $ 41,730 $ 310,864
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Beazer Homes USA, Inc. .... 5.00 % Quarterly Barclays Bank plc 06/20/24 USD 2,265 $ (28,272) $ (6,640) $ (21,632)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (31,204) (6,472) (24,732)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (31,205) (6,984) (24,221)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 750 977 11,035 (10,058)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 2,370 3,087 33,904 (30,817)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 (7,672) 12,890 (20,562)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 1,160 (8,899) 12,638 (21,537)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (30,265) (1,283) (28,982)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (33,519) (4,357) (29,162)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (28,608) (1,467) (27,141)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (33,519) (4,357) (29,162)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (33,946) (4,421) (29,525)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (12,188) (605) (11,583)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,925 (2,567) 8,062 (10,629)
American Airlines Group, Inc. .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,000 (32,228) (8,410) (23,818)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (49,328) 18,159 (67,487)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (99,068) 35,833 (134,901)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (23,921) (13,699) (10,222)
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (59,676) (20,253) (39,423)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 (70,546) 46,700 (117,246)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (70,551) 46,704 (117,255)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 (42,694) 27,725 (70,419)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 (98,750) 64,126 (162,876)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 (70,535) 45,804 (116,339)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (70,551) 46,704 (117,255)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (48,053) (23,143) (24,910)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (72,080) (34,709) (37,371)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (233,022) 132,567 (365,589)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (4,423) 59,255 (63,678)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 1,625 17,841 173,738 (155,897)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,000 21,958 255,389 (233,431)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (11,862) 31,301 (43,163)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Simon Property Group LP .... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 1,010 $ (10,068) $ 20,221 $ (30,289)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (25,057) 22,426 (47,483)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (25,057) 20,858 (45,915)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (33,262) 54,500 (87,762)
Boparan Finance plc ....... 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,471 9,422 156,213 (146,791)
Grifols SA ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,800 54,924 (30,603) 85,527
Grifols SA ............... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 2,768 84,460 (11,888) 96,348
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 830 68,429 66,400 2,029
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (157,461) (114,601) (42,860)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (37,650) 21,729 (59,379)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,139 (50,300) 27,186 (77,486)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (37,650) 21,729 (59,379)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (49,074) 30,984 (80,058)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (163,208) (95,911) (67,297)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 15,961 334,537 (318,576)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 1,620 193,896 322,248 (128,352)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 123,280 199,373 (76,093)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 980 117,295 205,492 (88,197)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,215 145,422 336,430 (191,008)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 650 77,798 132,430 (54,632)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 123,280 199,485 (76,205)
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 330,341 724,135 (393,794)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (137,077) 86,821 (223,898)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (86,073) 54,620 (140,693)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 5,600 15,153 330,006 (314,853)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 14,474 287,433 (272,959)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 1,050 41,842 91,227 (49,385)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 69,736 152,587 (82,851)
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 5,430 1,748,363 1,037,213 711,150
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 4,980 1,603,471 714,156 889,315
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,797 900,584 401,105 499,479
Caterpillar, Inc. ........... 1.00 Quarterly Citibank NA 06/20/28 USD 11,800 (357,593) (252,245) (105,348)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (70,990) 1,264,392 (1,335,382)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (41,595) 480,163 (521,758)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (13,865) 160,054 (173,919)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (15,531) 189,275 (204,806)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 206,738 216,663 (9,925)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,500 196,553 205,989 (9,436)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/28 USD 1,420 206,788 432,921 (226,133)
UBS Group AG ........... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (88,849) 157,538 (246,387)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (74,998) 156,998 (231,996)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (33,036) 72,014 (105,050)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (77,923) 183,410 (261,333)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (640,935) 899,753 (1,540,688)
Australia & New Zealand
Banking Group Ltd. ...... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 4,000 (130,341) (114,892) (15,449)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 (9,222) (80,926) 71,704
Deutsche Bank AG ......... 1.00 Quarterly Bank of America NA 12/20/28 EUR 2,800 93,243 161,044 (67,801)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 127,522 153,307 (25,785)
Gap, Inc. (The) ........... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 41,578 291,762 (250,184)
National Australia Bank Ltd. ... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 4,000 (132,599) (114,892) (17,707)
Paramount Global ......... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 2,060 107,417 94,454 12,963
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 500 26,072 34,941 (8,869)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 500 26,072 34,045 (7,973)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 410 29,948 46,978 (17,030)
Xerox Corp. ............. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 810 59,165 92,807 (33,642)
Aegon Ltd. .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 6,050 (138,740) (134,666) (4,074)
ArcelorMittal SA ........... 5.00 Quarterly Goldman Sachs International 06/20/29 EUR 18,360 (3,333,067) (3,279,730) (53,337)
AT&T, Inc. ............... 1.00 Quarterly BNP Paribas SA 06/20/29 USD 38,880 (566,305) (447,709) (118,596)
AutoZone, Inc. ............ 1.00 Quarterly Citibank NA 06/20/29 USD 37,732 (1,311,225) (1,197,731) (113,494)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 06/20/29 USD 3,000 9,086 10,881 (1,795)
Comcast Corp. ........... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 49,710 (1,378,023) (1,240,579) (137,444)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Commerzbank AG ......... 1.00 % Quarterly Citibank NA 06/20/29 EUR 9,820 $ 327,838 $ 428,700 $ (100,862)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 USD 18,866 (421,366) (363,024) (58,342)
CVS Health Corp. ......... 1.00 Quarterly Barclays Bank plc 06/20/29 USD 79,566 (2,234,390) (2,086,813) (147,577)
CVS Health Corp. ......... 1.00 Quarterly Citibank NA 06/20/29 USD 49,780 (1,397,938) (1,308,340) (89,598)
CVS Health Corp. ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 37,732 (1,059,602) (1,009,710) (49,892)
CVS Health Corp. ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 51,834 (1,455,628) (1,387,089) (68,539)
Deutsche Bank AG ......... 1.00 Quarterly BNP Paribas SA 06/20/29 EUR 31,340 128,922 335,174 (206,252)
Dow Chemical Co. (The) ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 37,732 (649,716) (579,238) (70,478)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 06/20/29 USD 115,966 (3,044,733) (2,560,599) (484,134)
Eni SpA ................ 1.00 Quarterly Barclays Bank plc 06/20/29 EUR 18,260 (437,566) (422,030) (15,536)
Exelon Corp. ............. 1.00 Quarterly Bank of America NA 06/20/29 USD 51,908 (1,619,103) (1,489,629) (129,474)
Exelon Corp. ............. 1.00 Quarterly Bank of America NA 06/20/29 USD 11,129 (347,134) (319,375) (27,759)
Exelon Corp. ............. 1.00 Quarterly Bank of America NA 06/20/29 USD 21,013 (655,412) (603,001) (52,411)
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/29 USD 63,390 1,058,895 1,060,120 (1,225)
Grifols SA ............... 5.00 Quarterly Barclays Bank plc 06/20/29 EUR 8,142 837,263 881,111 (43,848)
HSBC Holdings plc ........ 1.00 Quarterly BNP Paribas SA 06/20/29 EUR 40,080 (993,748) (818,149) (175,599)
Lennar Corp. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 102,522 (20,748,114) (20,222,961) (525,153)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 06/20/29 USD 7,530 91,323 189,504 (98,181)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 06/20/29 USD 49,226 596,997 1,238,826 (641,829)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 06/20/29 USD 27,145 329,203 683,129 (353,926)
Lincoln National Corp. ...... 1.00 Quarterly Citibank NA 06/20/29 USD 27,145 329,203 683,129 (353,926)
Lincoln National Corp. ...... 1.00 Quarterly Citibank NA 06/20/29 USD 49,226 596,997 1,238,826 (641,829)
Lincoln National Corp. ...... 1.00 Quarterly Citibank NA 06/20/29 USD 7,530 91,323 189,504 (98,181)
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 06/20/29 EUR 8,240 (164,722) (147,436) (17,286)
Lowe's Cos., Inc. .......... 1.00 Quarterly Bank of America NA 06/20/29 USD 37,732 (1,238,075) (1,093,433) (144,642)
MetLife, Inc. ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 63,360 (1,098,841) (704,475) (394,366)
MetLife, Inc. ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 11,640 (201,866) (129,418) (72,448)
MetLife, Inc. ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 14,550 (252,333) (161,772) (90,561)
Monitchem HoldCo 3 SA ..... 5.00 Quarterly Deutsche Bank AG 06/20/29 EUR 2,250 (76,212) (112,229) 36,017
Novafives SAS ........... 5.00 Quarterly Goldman Sachs International 06/20/29 EUR 7,087 (706,852) (686,818) (20,034)
Picard Bondco SA ......... 5.00 Quarterly Deutsche Bank AG 06/20/29 EUR 2,715 (263,986) (250,994) (12,992)
Prudential Financial, Inc. ..... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 91,200 (1,562,461) (1,091,509) (470,952)
PulteGroup, Inc. .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 102,251 (20,608,984) (20,169,416) (439,568)
Republic of Colombia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 38,841 1,265,755 1,360,519 (94,764)
Republic of Panama ........ 1.00 Quarterly Bank of America NA 06/20/29 USD 11,805 448,763 465,579 (16,816)
Republic of South Africa ..... 1.00 Quarterly Citibank NA 06/20/29 USD 41,650 2,908,803 2,566,954 341,849
Republic of South Africa ..... 1.00 Quarterly Citibank NA 06/20/29 USD 39,675 2,770,878 2,445,238 325,640
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 26,317 1,837,977 1,751,139 86,838
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 16,353 1,142,092 1,067,856 74,236
Republic of Turkey ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 7,544 663,407 677,117 (13,710)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 18,861 1,658,518 1,938,742 (280,224)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 18,861 1,658,518 1,938,742 (280,224)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 16,597 1,459,496 1,706,093 (246,597)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 29,171 2,621,732 2,621,732 –
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 06/20/29 USD 12,900 (84,594) (97,576) 12,982
Stena AB ............... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/29 EUR 6,618 (918,739) (864,760) (53,979)
Syensqo SA ............. 1.00 Quarterly Goldman Sachs International 06/20/29 EUR 22,730 (499,701) (459,099) (40,602)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/29 USD 109,831 (1,071,383) (143,918) (927,465)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/29 USD 11,274 (109,974) (14,773) (95,201)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 37,732 (727,209) (651,016) (76,193)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 9,250 239,371 286,038 (46,667)
United Mexican States ...... 1.00 Quarterly Bank of America NA 06/20/29 USD 125,185 (471,744) (401,999) (69,745)
Volkswagen International
Finance NV ........... 1.00 Quarterly Goldman Sachs International 06/20/29 EUR 11,100 (83,014) (70,118) (12,896)
Volvo Car AB ............ 5.00 Quarterly Barclays Bank plc 06/20/29 EUR 5,581 (958,430) (934,752) (23,678)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 7 155 (148)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,086 3,809 83,632 (79,823)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,945 3,271 86,055 (82,784)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 714,368 148,190 566,178
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 213,577 103,410 110,167
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 245,555 83,274 162,281
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 208,443 70,689 137,754

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.AAA .......... 0.50 % Monthly Deutsche Bank AG 05/11/63 USD 19 $ (1) $ (9,127) $ 9,126
$ – $ – $ –
$ (45,365,017) $ (29,835,125) $ (15,529,892)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/24 NR EUR 1,117 $ (24,310) $ (66,547) $ 42,237
Bank of America Corp. .. 1.00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 462,982 210,018 252,964
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 74,356 433,828 262,789 171,039
Morgan Stanley ....... 1.00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 435,331 278,642 156,689
Verizon Communications,
Inc. ............. 1.00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 103,066 567,132 204,470 362,662
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 CCC+ EUR 5,430 (981,941) (276,694) (705,247)
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 128,025 100,550 27,475
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,850 165,852 126,661 39,191
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,033 60,134 47,439 12,695
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,400 139,664 96,148 43,516
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,790 200,626 174,908 25,718
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ EUR 5,593 (1,246,149) (81,997) (1,164,152)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ EUR 4,004 (892,058) 6,911 (898,969)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 202,502 199,444 3,058
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 121,501 119,724 1,777
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 121,501 120,738 763
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 195,111 183,737 11,374
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 980 65,596 54,181 11,415
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 4,408 316,578 134,232 182,346
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 310 28,306 14,174 14,132
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 410 37,436 47,052 (9,616)
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B EUR 2,520 (945,528) 352,163 (1,297,691)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 3,940 462,401 56,108 406,293
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 110 12,965 2,251 10,714
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 NR EUR 1,474 173,023 (34,417) 207,440
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 163 19,104 3,839 15,265
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 575 67,532 13,844 53,688
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 612 71,842 14,728 57,114
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,104 246,927 149,718 97,209
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 4,295 504,051 705,523 (201,472)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 631 (32,825) (107,356) 74,531

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly Barclays Bank plc 12/20/27 NR EUR 379 $ (19,730) $ (62,872) $ 43,142
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 3,750 (195,208) (622,042) 426,834
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,065 (55,458) (176,721) 121,263
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,309 (68,141) (217,135) 148,994
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 NR EUR 309 (16,092) (52,787) 36,695
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 NR EUR 1,088 (56,643) (185,806) 129,163
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 647 (33,677) (109,191) 75,514
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 469 (24,418) (79,070) 54,652
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 225 (11,715) (37,936) 26,221
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 285 35,151 (7,527) 42,678
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 958 118,155 180,683 (62,528)
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 3,100 382,340 (61,935) 444,275
Boparan Finance plc ... 5.00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 5,589 (238,240) (422,709) 184,469
Ford Motor Co. ....... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/29 BBB- USD 73,385 11,853,616 11,227,803 625,813
Teck Resources Ltd. .... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 28,419 5,131,644 5,017,094 114,550
Ziggo Bond Co. BV .... 5.00 Quarterly Bank of America NA 06/20/29 B- EUR 2,220 144,353 185,374 (41,021)
Ziggo Bond Co. BV .... 5.00 Quarterly Bank of America NA 06/20/29 B- EUR 1,279 83,153 106,782 (23,629)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (188,711) (55,584) (133,127)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,503 (178,332) (60,693) (117,639)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 507 (25,795) (8,811) (16,984)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (231,532) (3,453) (228,079)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 774 (113,477) (76,657) (36,820)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (199,495) (278,559) 79,064
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (245,555) — (245,555)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (239,834) (392,485) 152,651
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (352,050) 2,275 (354,325)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (50,912) — (50,912)
$ 16,320,536 $ 16,921,019 $ (600,483)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Currency Swaps
Paid by the Fund Received by the Fund Notional Amount (000)
Rate Frequency Rate Frequency D elivered Received Counterparty
Termination
Date
(a)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.31% CNH Quarterly 1-day SOFR Quarterly CNH 815,000 USD 113,483
BNP Paribas
SA 09/19/25
$ – $ –
$ –
(a)
At termination date, the notional amount delivered will be exchanged for the notional amount received.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.21% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 294,168 $ 1,854,362 $ — $ 1,854,362
1-day
BZDIOVER At Termination 12.81% At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 1,126,055 5,349,144 — 5,349,144
1-day
BZDIOVER At Termination 13.15% At Termination Bank of America NA N/A 01/02/25 BRL 27,073 164,796 — 164,796
1-day
BZDIOVER At Termination 13.18% At Termination Bank of America NA N/A 01/02/25 BRL 563,780 3,487,488 — 3,487,488
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA N/A 01/02/25 BRL 154,749 1,000,025 — 1,000,025
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA N/A 01/02/25 BRL 562,555 3,857,977 — 3,857,977
10.30% At Termination 1-day IBR At Termination Citibank NA N/A 01/29/25 COP 94,035,294 65,535 — 65,535
10.30% At Termination 1-day IBR At Termination Citibank NA N/A 01/29/25 COP 230,386,471 160,561 — 160,561
10.02% At Termination 1-day IBR At Termination Barclays Bank plc N/A 03/21/25 COP 63,211,299 (9,765) — (9,765)
10.18% At Termination 1-day IBR At Termination Citibank NA N/A 06/20/25 COP 206,711,111 31,728 — 31,728
10.18% At Termination 1-day IBR At Termination Citibank NA N/A 06/20/25 COP 66,736,881 10,243 — 10,243
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 368,616,006 (799,131) — (799,131)
1-day
BZDIOVER At Termination 11.81% At Termination
JPMorgan Chase Bank
NA N/A 01/02/26 BRL 15,719 86,505 — 86,505
1-day
BZDIOVER At Termination 10.02% At Termination HSBC Bank plc N/A 01/02/26 BRL 316,178 (554,686) — (554,686)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 99,060 (120,373) — (120,373)
1-day
BZDIOVER At Termination 10.62% At Termination Citibank NA N/A 01/02/26 BRL 432,104 776,172 — 776,172
1-day
BZDIOVER At Termination 11.31% At Termination BNP Paribas SA N/A 01/02/26 BRL 43,704 131,534 — 131,534
1-day
BZDIOVER At Termination 11.60% At Termination Barclays Bank plc N/A 01/02/26 BRL 36,162 157,953 — 157,953
1-day
BZDIOVER At Termination 11.78% At Termination Citibank NA N/A 01/02/26 BRL 265,757 1,413,623 — 1,413,623
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA N/A 01/02/26 BRL 15,056 81,567 — 81,567
1-day
BZDIOVER At Termination 11.84% At Termination Citibank NA N/A 01/02/26 BRL 281,977 1,591,943 — 1,591,943
1-day
BZDIOVER At Termination 11.86% At Termination Barclays Bank plc N/A 01/02/26 BRL 43,187 248,742 — 248,742
1-day
BZDIOVER At Termination 11.87% At Termination
Morgan Stanley & Co.
International plc N/A 01/02/26 BRL 27,644 160,797 — 160,797
1-day
BZDIOVER At Termination 9.65% At Termination Citibank NA N/A 01/02/26 BRL 500,288 (604,732) — (604,732)
1-day
BZDIOVER At Termination 9.84% At Termination Barclays Bank plc N/A 01/02/26 BRL 75,898 (12,568) — (12,568)
28-day
MXIBTIIE Monthly 6.02% Monthly Citibank NA N/A 03/24/26 MXN 969,089 (4,015,346) — (4,015,346)
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/25
(a)
04/01/26 CLP 94,840,895 — — —
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/25
(a)
04/01/26 CLP 39,609,615 — — —
1-day CLICP At Termination 4.88% At Termination
JPMorgan Chase Bank
NA 04/01/25
(a)
04/01/26 CLP 39,770,602 — — —
1-day CLICP At Termination 4.88% At Termination
JPMorgan Chase Bank
NA 04/01/25
(a)
04/01/26 CLP 95,226,360 — — —
7.64% Monthly
28-day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 1,338,666 — 1,338,666
7.71% Monthly
28-day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 2,486,219 — 2,486,219
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (699,356) — (699,356)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 $ (830,630) $ — $ (830,630)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (762,807) — (762,807)
1-day
BZDIOVER At Termination 10.05% At Termination Barclays Bank plc N/A 01/04/27 BRL 34,266 (9,973) — (9,973)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (715,412) — (715,412)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA N/A 01/04/27 BRL 256,421 (650,237) — (650,237)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 341,681 (819,655) — (819,655)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 327,826 (780,805) — (780,805)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (4,389) — (4,389)
1-day
BZDIOVER At Termination 10.35% At Termination Barclays Bank plc N/A 01/04/27 BRL 550,947 (299,747) — (299,747)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 424,253 (884,423) — (884,423)
1-day
BZDIOVER At Termination 9.94% At Termination Barclays Bank plc N/A 01/04/27 BRL 82,900 (85,104) — (85,104)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (835,432) — (835,432)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 20,834,726 5,336 — 5,336
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 51,117,530 13,092 — 13,092
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 21,705,788 — — —
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 53,254,662 — — —
$ 10,979,437 $ — $ 10,979,437
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.15% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 04/19/24 USD 100 $ 15,227 $ — $ 15,227
1-day SOFR minus
0.15% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 04/19/24 USD 874 621,102 — 621,102
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 06/17/24 USD 862 485,648 — 485,648

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/17/24 USD 2,904 $ 1,635,947 $ — $ 1,635,947
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/17/24 USD 2,009 1,131,839 — 1,131,839
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
1.40%
At
Termination Bank of America NA 06/21/24 USD 645 — — —
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/16/24 USD 17,791 40,662 — 40,662
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/06/24 USD 19,315 (19,345) — (19,345)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,920 11,704 — 11,704
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,973 11,832 — 11,832
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,920 11,704 — 11,704
0.00% ........... Quarterly
Goldman
GSVLTYI2 Index Quarterly
Goldman Sachs
International 12/20/24 USD 3,020 (5,772) — (5,772)
0.00% ........... Quarterly
J.P. Morgan UST
10Y Short Variance Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 3,015 1,948 — 1,948
$ 3,942,496 $ — $ 3,942,496
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
03/31/25 $ (41,988,011) $ (228,330)
(c)
$ (41,943,435) 0.3%
Monthly Citibank NA
(d)
02/24/28 (41,828,806) 255,388
(e)
(41,563,653) 0.3
Monthly
JPMorgan Chase
Bank NA
(f)
07/10/24 (185,318,026) 1,260,574
(g)
(184,196,091) 1.1
Monthly
Merrill Lynch
International &
Co.
(h)
03/15/28 (263,642,823) 183,345
(i)
(264,199,138) 1.6
$ 1,470,977 $ (531,902,317)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 15-118 basis points 0-26 basis points 15-108 basis points
Benchmarks: CHF - Swiss Average Rate O/N (SSARON) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
EUR - 1D Euro Short Term Rate (ESTR) CHF - Swiss Average Rate O/N (SSARON) Bank of Canada Overnight Rate Target (CABROVER)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) CHF - Swiss Average Rate O/N (SSARON)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
GBP - 1D Sterling Overnight Index Average (SONIA) DKK - Annualized Overnight Deposit MID Rate
NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
EUR - 1D Euro Short Term Rate (ESTR)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
NOK - Norwegian Overnight Weighted Average (NOWA) GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01) SEK - TN Stockholm Interbank Offer Rate (STIBOR) HKD - Overnight Index Average (HONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE)
NOK - Norwegian Overnight Weighted Average (NOWA)
SEK - TN Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1D Rand Overnight Interest Rate Fixing
(RAONON)
(h)
Range: 0-125 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE)
NOK - Norwegian Overnight Weighted Average (NOWA)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1M Johannesburg Interbank Agreed Rate (JIBAR)
(b) Barclays Bank
(c)
Amount includes $(272,906) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $(9,765) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $138,639 of net dividends and financing fees.
(h) Merill Lynch
(i)
Amount includes $739,660 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date March 31, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
France
Carrefour SA ............ 130,500 $ 2,238,640 (5.3) %
Japan
Daikin Industries Ltd. ....... 4,400 600,779 (1.4)
Inpex Corp. ............. 93,600 1,422,831 (3.4)
Mazda Motor Corp. ........ 95,300 1,104,489 (2.6)
TDK Corp. .............. 17,000 834,836 (2.0)
Shares Value
% of Basket
Value
Japan (continued)
Toei Animation Co. Ltd. ..... 22,500 $ 451,843 (1.1) %
4,414,778
Jordan
Hikma Pharmaceuticals plc ... 55,200 1,335,343 (3.2)
United Kingdom
Hargreaves Lansdown plc ... 169,400 1,572,210 (3.7)
Phoenix Group Holdings plc .. 98,400 687,074 (1.6)
Rightmove plc ........... 130,900 907,303 (2.2)
3,166,587

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
United States
Amgen, Inc. ............. 3,300 $ 938,256 (2.2) %
Applied Materials, Inc. ...... 4,600 948,658 (2.3)
Cadence Design Systems, Inc. 3,400 1,058,352 (2.5)
Centene Corp. ........... 15,200 1,192,896 (2.8)
DENTSPLY SIRONA, Inc. ... 43,000 1,427,170 (3.4)
Electronic Arts, Inc. ........ 11,100 1,472,637 (3.5)
Johnson & Johnson ........ 8,700 1,376,253 (3.3)
Meta Platforms, Inc., Class A . 2,400 1,165,392 (2.8)
Nestle SA (Registered) ..... 16,000 1,699,999 (4.1)
Netflix, Inc. .............. 1,200 728,796 (1.7)
Roper Technologies, Inc. .... 4,800 2,692,032 (6.4)
Seagate Technology Holdings
plc ................. 6,600 614,130 (1.5)
Vertex Pharmaceuticals, Inc. .. 2,900 1,212,229 (2.9)
16,526,800
Total Reference Entity — Long ............ 27,682,148
Reference Entity — Short
Common Stocks
China
NIO, Inc., ADR ........... (273,800) (1,232,100) 2.9
France
Adevinta ASA ............ (55,600) (582,810) 1.4
Kering SA .............. (2,400) (950,600) 2.3
Orange SA .............. (176,100) (2,070,939) 4.9
(3,604,349)
Germany
Siemens Energy AG ....... (55,500) (1,018,633) 2.4
Japan
Bandai Namco Holdings, Inc. . (77,800) (1,443,591) 3.4
Benesse Holdings, Inc. ..... (36,000) (615,520) 1.5
Capcom Co. Ltd. .......... (49,600) (929,212) 2.2
Dai-ichi Life Holdings, Inc. ... (51,200) (1,305,832) 3.1
DeNA Co. Ltd. ........... (23,100) (228,401) 0.5
DMG Mori Co. Ltd. ........ (57,100) (1,509,510) 3.6
Japan Post Bank Co. Ltd. .... (164,800) (1,770,828) 4.2
Lasertec Corp. ........... (2,500) (690,316) 1.7
Mercari, Inc. ............. (133,700) (1,709,024) 4.1
Mitsubishi Heavy Industries Ltd. (62,000) (593,255) 1.4
Mitsubishi Motors Corp. ..... (214,400) (705,021) 1.7
Mitsui Fudosan Co. Ltd. ..... (81,000) (881,540) 2.1
Olympus Corp. ........... (116,400) (1,675,964) 4.0
Orient Corp. ............. (95,500) (675,524) 1.6
Recruit Holdings Co. Ltd. .... (18,000) (797,503) 1.9
Shinko Electric Industries Co.
Ltd. ................ (25,200) (940,642) 2.2
Shionogi & Co. Ltd. ........ (41,200) (2,105,393) 5.0
SoftBank Corp. ........... (148,600) (1,913,217) 4.6
Sumitomo Chemical Co. Ltd. .. (1,121,500) (2,429,955) 5.8
Sumitomo Pharma Co. Ltd. ... (213,100) (558,510) 1.3
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (7,000) (396,762) 1.0
Terumo Corp. ............ (107,400) (1,965,275) 4.7
Tosoh Corp. ............. (53,600) (728,354) 1.7
Welcia Holdings Co. Ltd. .... (42,300) (719,277) 1.7
(27,288,426)
Netherlands
Universal Music Group NV ... (26,300) (790,324) 1.9
Poland
InPost SA .............. (40,500) (623,766) 1.5
Shares Value
% of Basket
Value
South Korea
Delivery Hero SE ......... (26,000) $ (743,455) 1.8%
Sweden
Beijer Ref AB ............ (45,600) (677,065) 1.6
Switzerland
Bachem Holding AG ....... (8,100) (775,681) 1.8
Cie Financiere Richemont SA . (3,800) (578,514) 1.4
(1,354,195)
Taiwan
First Financial Holding Co. Ltd. (1,005,000) (866,546) 2.1
Formosa Plastics Corp. ..... (174,000) (370,146) 0.9
Powerchip Semiconductor
Manufacturing Corp. ..... (436,000) (352,862) 0.8
(1,589,554)
United Kingdom
Ashtead Group plc ........ (16,000) (1,139,668) 2.7
DS Smith plc ............ (135,600) (678,292) 1.6
Howden Joinery Group plc ... (42,800) (489,939) 1.2
Legal & General Group plc ... (709,600) (2,279,716) 5.4
St James's Place plc ....... (115,000) (674,668) 1.6
(5,262,283)
United States
Alexandria Real Estate Equities,
Inc. ................. (4,800) (618,768) 1.5
American International Group,
Inc. ................. (23,900) (1,868,263) 4.5
Bath & Body Works, Inc. .... (11,400) (570,228) 1.4
Boston Properties, Inc. ...... (17,600) (1,149,456) 2.7
Broadcom, Inc. ........... (1,000) (1,325,410) 3.2
Charter Communications, Inc.,
Class A .............. (4,400) (1,278,772) 3.0
Constellation Energy Corp. ... (4,300) (794,855) 1.9
Crown Castle, Inc. ......... (10,700) (1,132,381) 2.7
Elevance Health, Inc. ....... (1,700) (881,518) 2.1
EQT Corp. .............. (36,200) (1,341,934) 3.2
Everest Group Ltd. ........ (1,500) (596,250) 1.4
FMC Corp. .............. (7,700) (490,490) 1.2
Genuine Parts Co. ........ (5,000) (774,650) 1.8
Haleon plc .............. (516,800) (2,165,795) 5.2
Hewlett Packard Enterprise Co. (34,000) (602,820) 1.4
MetLife, Inc. ............. (18,100) (1,341,391) 3.2
Mohawk Industries, Inc. ..... (5,600) (732,984) 1.7
Monster Beverage Corp. .... (15,200) (901,056) 2.1
Occidental Petroleum Corp. .. (25,800) (1,676,742) 4.0
ON Semiconductor Corp. .... (11,500) (845,825) 2.0
Procter & Gamble Co. (The) .. (6,400) (1,038,400) 2.5
Simon Property Group, Inc. .. (6,300) (985,887) 2.4
Westrock Co. ............ (18,400) (909,880) 2.2
Zebra Technologies Corp., Class
A .................. (2,200) (663,168) 1.6
(24,686,923)
Preferred Securities
Germany
Sartorius AG (Preference) ... (1,900) (754,510) 1.8
Total Reference Entity — Short ............ (69,625,583)
Net Value of Reference Entity — Barclays Bank
plc ................................
$ (41,943,435)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Syensqo SA ............. 13,300 $ 1,260,248 (3.0) %
France
Valeo SE ............... 98,300 1,228,975 (3.0)
Germany
Fresenius Medical Care AG .. 13,400 514,891 (1.2)
Japan
Eisai Co. Ltd. ............ 14,100 580,762 (1.4)
Kurita Water Industries Ltd. ... 14,800 613,608 (1.5)
Mitsui OSK Lines Ltd. ...... 33,500 1,021,971 (2.5)
SCREEN Holdings Co. Ltd. .. 8,300 1,076,136 (2.6)
3,292,477
Netherlands
Koninklijke KPN NV ........ 677,400 2,533,752 (6.1)
Norway
Equinor ASA ............ 31,800 852,698 (2.1)
Sweden
Volvo AB, Class B ......... 27,600 748,000 (1.8)
United Kingdom
Barclays plc ............. 471,100 1,091,844 (2.6)
Rolls-Royce Holdings plc .... 181,500 976,537 (2.4)
2,068,381
United States
Dell Technologies, Inc., Class C 5,200 593,372 (1.4)
General Motors Co. ........ 32,700 1,482,945 (3.6)
Lennar Corp., Class A ...... 7,300 1,255,454 (3.0)
LKQ Corp. .............. 23,800 1,271,158 (3.1)
Masco Corp. ............ 30,500 2,405,840 (5.8)
Principal Financial Group, Inc. . 20,600 1,777,986 (4.3)
ResMed, Inc. ............ 7,600 1,505,028 (3.6)
ServiceNow, Inc. .......... 1,000 762,400 (1.8)
Tapestry, Inc. ............ 14,600 693,208 (1.7)
Tenaris SA .............. 61,100 1,208,023 (2.9)
Travelers Cos., Inc. (The) .... 7,400 1,703,036 (4.1)
14,658,450
Total Reference Entity — Long ............ 27,157,872
Reference Entity — Short
Common Stocks
Belgium
UCB SA ............... (11,300) (1,394,950) 3.3
Canada
Canadian Pacific Kansas City
Ltd. ................ (31,900) (2,812,607) 6.8
Finland
Nokia OYJ .............. (347,500) (1,232,964) 3.0
Stora Enso OYJ, Class R .... (99,300) (1,380,870) 3.3
(2,613,834)
Germany
Allianz SE (Registered) ..... (8,900) (2,667,484) 6.4
Merck KGaA ............ (4,100) (722,976) 1.8
Shares Value
% of Basket
Value
Germany (continued)
MTU Aero Engines AG ...... (2,100) $ (532,615) 1.3%
Rheinmetall AG .......... (1,200) (674,906) 1.6
Vonovia SE ............. (18,600) (549,663) 1.3
(5,147,644)
Italy
Nexi SpA ............... (196,100) (1,242,456) 3.0
Japan
Calbee, Inc. ............. (48,100) (1,084,141) 2.6
Disco Corp. ............. (2,100) (767,620) 1.8
Fujitsu Ltd. .............. (81,000) (1,296,324) 3.1
Hino Motors Ltd. .......... (260,300) (872,281) 2.1
Kansai Electric Power Co., Inc.
(The) ............... (75,500) (1,077,295) 2.6
Lion Corp. .............. (111,300) (994,993) 2.4
Marui Group Co. Ltd. ....... (56,200) (900,792) 2.2
Penta-Ocean Construction Co.
Ltd. ................ (171,400) (860,413) 2.1
Rohm Co. Ltd. ........... (76,500) (1,226,967) 3.0
Sega Sammy Holdings, Inc. .. (49,200) (607,715) 1.5
Shin-Etsu Chemical Co. Ltd. .. (12,100) (530,730) 1.3
(10,219,271)
Netherlands
IMCD NV ............... (3,200) (563,232) 1.4
OCI NV ................ (26,500) (726,333) 1.7
(1,289,565)
Norway
Aker BP ASA ............ (79,100) (1,983,947) 4.8
Singapore
Sea Ltd., ADR ........... (10,100) (542,471) 1.3
Sweden
EQT AB ................ (53,000) (1,677,954) 4.0
Switzerland
Partners Group Holding AG .. (900) (1,285,637) 3.1
United Kingdom
Coca-Cola Europacific Partners
plc ................. (33,000) (2,308,350) 5.6
Flutter Entertainment plc .... (6,300) (1,255,802) 3.0
Ocado Group plc ......... (127,100) (728,901) 1.8
Rentokil Initial plc ......... (121,000) (719,407) 1.7
(5,012,460)
United States
Airbnb, Inc., Class A ....... (6,600) (1,088,736) 2.6
Akamai Technologies, Inc. ... (6,000) (652,560) 1.6
Albemarle Corp. .......... (5,800) (764,092) 1.8
Analog Devices, Inc. ....... (9,700) (1,918,563) 4.6
Blackstone, Inc. .......... (3,800) (499,206) 1.2
Cisco Systems, Inc. ........ (38,700) (1,931,517) 4.7
Constellation Brands, Inc., Class
A .................. (4,100) (1,114,216) 2.7
CoStar Group, Inc. ........ (10,200) (985,320) 2.4
CVS Health Corp. ......... (14,000) (1,116,640) 2.7
Digital Realty Trust, Inc. ..... (4,800) (691,392) 1.7
Dollar Tree, Inc. .......... (7,200) (958,680) 2.3
Enphase Energy, Inc. ....... (5,600) (677,488) 1.6
Essex Property Trust, Inc. .... (4,500) (1,101,645) 2.7
Evergy, Inc. ............. (24,400) (1,302,472) 3.1
Extra Space Storage, Inc. .... (5,500) (808,500) 1.9
FedEx Corp. ............ (3,000) (869,220) 2.1

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
United States (continued)
GE HealthCare Technologies,
Inc. ................. (7,800) $ (709,098) 1.7%
Gen Digital, Inc. .......... (48,700) (1,090,880) 2.6
JB Hunt Transport Services, Inc. (5,400) (1,075,950) 2.6
NRG Energy, Inc. ......... (28,400) (1,922,396) 4.6
Pinnacle West Capital Corp. .. (15,200) (1,135,896) 2.7
PPL Corp. .............. (42,800) (1,178,284) 2.8
STERIS plc ............. (6,300) (1,416,366) 3.4
Super Micro Computer, Inc. .. (500) (505,015) 1.2
Tesla, Inc. .............. (3,500) (615,265) 1.5
Tractor Supply Co. ........ (2,500) (654,300) 1.6
Trimble, Inc. ............. (8,700) (559,932) 1.4
Veeva Systems, Inc., Class A . (3,800) (880,422) 2.1
Ventas, Inc. ............. (24,300) (1,058,022) 2.5
Viatris, Inc. .............. (156,400) (1,867,416) 4.5
Western Digital Corp. ....... (22,500) (1,535,400) 3.7
WW Grainger, Inc. ......... (800) (813,840) 2.0
(33,498,729)
Total Reference Entity — Short ............ (68,721,525)
Net Value of Reference Entity — Citibank NA ..
$ (41,563,653)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date July 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Rio Tinto Ltd. ............ 7,200 571,430 (0.3)
Transurban Group ......... 345,200 2,994,653 (1.6)
Wesfarmers Ltd. .......... 33,900 1,511,088 (0.8)
5,077,171
Belgium
Ageas SA .............. 45,400 2,103,183 (1.1)
Brazil
Telefonica Brasil SA ........ 251,400 2,531,845 (1.4)
Yara International ASA ...... 16,800 532,713 (0.3)
3,064,558
China
JD.com, Inc., Class A ....... 76,100 1,043,855 (0.6)
Tencent Holdings Ltd. ...... 57,900 2,255,202 (1.2)
3,299,057
Hong Kong
AIA Group Ltd. ........... 187,000 1,257,870 (0.7)
Japan
Daiichi Sankyo Co. Ltd. ..... 53,600 1,705,493 (0.9)
Food & Life Cos. Ltd. ....... 33,300 639,082 (0.4)
Heiwa Corp. ............. 5,000 65,389 (0.0)
Kamigumi Co. Ltd. ........ 94,200 2,075,935 (1.1)
Makita Corp. ............ 50,400 1,432,395 (0.8)
Mani, Inc. .............. 93,400 1,221,899 (0.7)
MEIJI Holdings Co. Ltd. ..... 72,200 1,576,319 (0.9)
Mitsubishi Electric Corp. ..... 108,500 1,816,176 (1.0)
Mitsui Mining & Smelting Co.
Ltd. ................ 26,100 799,919 (0.4)
Morinaga Milk Industry Co. Ltd. 69,300 1,417,737 (0.8)
NIDEC Corp. ............ 42,400 1,758,296 (1.0)
Shares Value
% of Basket
Value
Japan (continued)
Nippon Shinyaku Co. Ltd. .... 26,500 $ 786,838 (0.4) %
NSK Ltd. ............... 242,800 1,385,456 (0.8)
Ono Pharmaceutical Co. Ltd. . 104,300 1,708,950 (0.9)
Otsuka Corp. ............ 71,800 1,523,485 (0.8)
Panasonic Holdings Corp. ... 156,000 1,488,828 (0.8)
Rakus Co. Ltd. ........... 96,200 1,305,143 (0.7)
Renesas Electronics Corp. ... 25,500 454,427 (0.2)
Santen Pharmaceutical Co. Ltd. 174,200 1,713,138 (0.9)
Sekisui House Ltd. ........ 109,100 2,485,044 (1.4)
Shiseido Co. Ltd. ......... 54,600 1,498,248 (0.8)
Sojitz Corp. ............. 71,100 1,875,542 (1.0)
Takeda Pharmaceutical Co. Ltd. 49,900 1,387,913 (0.8)
Yamato Holdings Co. Ltd. .... 40,000 575,701 (0.3)
32,697,353
Netherlands
Koninklijke Vopak NV ...... 37,500 1,446,252 (0.8)
Norway
Norsk Hydro ASA ......... 110,800 608,889 (0.3)
Singapore
City Developments Ltd. ..... 370,200 1,603,650 (0.9)
South Africa
Discovery Ltd. ........... 245,000 1,560,420 (0.9)
South Korea
Hanmi Science Co. Ltd. ..... 16,000 527,843 (0.3)
Lotte Corp. ............. 24,900 514,957 (0.3)
Samsung Biologics Co. Ltd. .. 800 495,140 (0.2)
1,537,940
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 64,800 771,671 (0.4)
Sweden
Assa Abloy AB, Class B ..... 51,200 1,469,353 (0.8)
Telia Co. AB ............. 891,700 2,285,387 (1.2)
3,754,740
Switzerland
Novartis AG (Registered) .... 30,400 2,944,497 (1.6)
SGS SA (Registered) ....... 15,400 1,495,071 (0.8)
4,439,568
Taiwan
Acer, Inc. ............... 575,000 838,137 (0.5)
Advantech Co. Ltd. ........ 145,000 1,844,737 (1.0)
Asustek Computer, Inc. ..... 74,000 979,647 (0.5)
Cheng Shin Rubber Industry Co.
Ltd. ................ 540,000 838,257 (0.5)
Quanta Computer, Inc. ...... 173,000 1,514,956 (0.8)
6,015,734
United Kingdom
J Sainsbury plc ........... 715,000 2,441,324 (1.3)
Land Securities Group plc ... 150,100 1,246,723 (0.7)
3,688,047
United States
American Water Works Co., Inc. 26,800 3,275,228 (1.8)
BankUnited, Inc. .......... 61,953 1,734,684 (0.9)
Boeing Co. (The) ......... 3,200 617,568 (0.3)
Cincinnati Financial Corp. .... 7,900 980,943 (0.5)
ConocoPhillips ........... 16,800 2,138,304 (1.2)
Customers Bancorp, Inc. .... 10,456 554,795 (0.3)
Eagle Bancorp, Inc. ........ 65,550 1,539,770 (0.8)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
United States (continued)
Healthpeak Properties, Inc. ... 136,700 $ 2,563,125 (1.4) %
Insulet Corp. ............ 6,900 1,182,660 (0.6)
Invesco Ltd. ............. 105,300 1,746,927 (1.0)
James Hardie Industries plc,
CDI ................ 41,200 1,655,969 (0.9)
Kellanova .............. 28,600 1,638,494 (0.9)
Kimberly-Clark Corp. ....... 18,500 2,392,975 (1.3)
KLA Corp. .............. 2,500 1,746,425 (1.0)
Lam Research Corp. ....... 1,800 1,748,826 (1.0)
NetApp, Inc. ............. 6,400 671,808 (0.4)
New York Community Bancorp,
Inc. ................. 973,543 3,134,808 (1.7)
Nucor Corp. ............. 5,900 1,167,610 (0.6)
Omnicom Group, Inc. ....... 9,200 890,192 (0.5)
PPG Industries, Inc. ....... 10,100 1,463,490 (0.8)
Royal Caribbean Cruises Ltd. . 11,000 1,529,110 (0.8)
Sempra ................ 17,800 1,278,574 (0.7)
Skyworks Solutions, Inc. .... 15,700 1,700,624 (0.9)
T. Rowe Price Group, Inc. .... 15,600 1,901,952 (1.0)
39,254,861
Total Reference Entity — Long ............ 112,180,964
Reference Entity — Short
Investment Companies
United States
Invesco Preferred ETF ...... (1,000,000) (11,880,000) 6.4
iShares iBoxx $ Investment
Grade Corporate Bond ETF (432,931) (47,154,845) 25.6
iShares Preferred & Income
Securities ETF ......... (500,000) (16,115,000) 8.7
Vanguard Intermediate-Term
Corporate Bond ETF ..... (786,291) (63,304,288) 34.4
(138,454,133)
Common Stocks
Australia
Altium Ltd. .............. (51,300) (2,179,082) 1.2
Bendigo & Adelaide Bank Ltd. . (327,000) (2,184,094) 1.2
CAR Group Ltd. .......... (84,100) (1,976,844) 1.1
Computershare Ltd. ........ (105,000) (1,788,454) 1.0
Endeavour Group Ltd. ...... (367,500) (1,319,483) 0.7
Lynas Rare Earths Ltd. ..... (437,400) (1,614,432) 0.9
Mineral Resources Ltd. ..... (49,800) (2,297,686) 1.2
NEXTDC Ltd. ............ (88,100) (1,020,534) 0.6
Perpetual Ltd. ............ (52,500) (858,115) 0.5
Pilbara Minerals Ltd. ....... (180,000) (449,181) 0.2
Pro Medicus Ltd. .......... (13,900) (939,938) 0.5
SEEK Ltd. .............. (106,800) (1,741,544) 0.9
Suncorp Group Ltd. ........ (102,600) (1,095,144) 0.6
Treasury Wine Estates Ltd. ... (96,500) (782,770) 0.4
WiseTech Global Ltd. ....... (16,200) (990,839) 0.5
Woodside Energy Group Ltd. . (69,000) (1,375,334) 0.7
(22,613,474)
Belgium
D'ieteren Group .......... (3,700) (820,297) 0.4
Groupe Bruxelles Lambert NV . (28,900) (2,184,786) 1.2
Lotus Bakeries NV ........ (100) (965,571) 0.5
(3,970,654)
Brazil
Alupar Investimento SA ..... (85,400) (520,703) 0.3
BRF SA ................ (45,100) (146,934) 0.1
Shares Value
% of Basket
Value
Brazil (continued)
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (127,400) $ (2,155,848) 1.2%
Hapvida Participacoes e
Investimentos SA ....... (1,616,200) (1,195,538) 0.6
Natura & Co. Holding SA .... (200,600) (711,543) 0.4
(4,730,566)
Canada
Manulife Financial Corp. ..... (56,200) (1,403,600) 0.7
Rogers Communications, Inc.,
Class B .............. (66,400) (2,720,608) 1.5
(4,124,208)
China
Anhui Conch Cement Co. Ltd.,
Class H .............. (969,500) (2,010,415) 1.1
China Resources Power
Holdings Co. Ltd. ....... (470,000) (1,097,665) 0.6
Sinopharm Group Co. Ltd., Class
H .................. (746,000) (1,912,962) 1.0
(5,021,042)
Denmark
Coloplast A/S, Class B ...... (7,700) (1,039,631) 0.6
Finland
Metso OYJ .............. (93,900) (1,115,426) 0.6
Germany
Beiersdorf AG ............ (10,200) (1,485,091) 0.8
Hong Kong
Henderson Land Development
Co. Ltd. .............. (380,000) (1,085,150) 0.6
Sino Land Co. Ltd. ........ (808,000) (840,015) 0.5
WH Group Ltd. ........... (2,361,000) (1,558,451) 0.8
(3,483,616)
Italy
Davide Campari-Milano NV .. (189,431) (1,903,777) 1.0
Telecom Italia SpA ........ (4,166,900) (1,011,928) 0.6
(2,915,705)
Japan
Aeon Mall Co. Ltd. ........ (179,000) (2,110,539) 1.1
Canon, Inc. ............. (47,100) (1,403,347) 0.8
DIC Corp. .............. (8,700) (166,118) 0.1
KDDI Corp. ............. (64,800) (1,915,923) 1.0
Keihan Holdings Co. Ltd. .... (47,200) (1,047,186) 0.6
Kirin Holdings Co. Ltd. ...... (100,400) (1,396,194) 0.8
K's Holdings Corp. ........ (264,800) (2,277,161) 1.2
McDonald's Holdings Co. Japan
Ltd. ................ (22,800) (1,025,250) 0.6
OKUMA Corp. ........... (48,000) (2,282,960) 1.2
ORIX Corp. ............. (36,500) (798,319) 0.4
Rakuten Group, Inc. ....... (255,700) (1,451,381) 0.8
Seven & i Holdings Co. Ltd. .. (150,000) (2,186,383) 1.2
Suzuki Motor Corp. ........ (154,800) (1,767,393) 1.0
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (25,700) (1,456,682) 0.8
Toda Corp. .............. (221,600) (1,482,563) 0.8
Tokyo Ohka Kogyo Co. Ltd. .. (47,400) (1,437,672) 0.8
(24,205,071)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Luxembourg
L'Occitane International SA ... (136,750) $ (552,983) 0.3%
Reinet Investments SCA .... (41,700) (1,008,880) 0.6
(1,561,863)
Mexico
Grupo Bimbo SAB de CV .... (179,300) (848,802) 0.5
Industrias Penoles SAB de CV (89,000) (1,263,222) 0.7
(2,112,024)
Netherlands
ASR Nederland NV ........ (27,200) (1,333,066) 0.7
Norway
Salmar ASA ............. (18,500) (1,220,968) 0.6
Poland
ORLEN SA ............. (149,200) (2,430,156) 1.3
Singapore
SATS Ltd. .............. (388,531) (748,213) 0.4
South Africa
Growthpoint Properties Ltd. .. (3,689,600) (2,193,501) 1.2
South Korea
Coway Co. Ltd. ........... (13,674) (571,561) 0.3
Sweden
Securitas AB, Class B ...... (128,400) (1,323,681) 0.7
Skanska AB, Class B ....... (103,100) (1,836,062) 1.0
(3,159,743)
Switzerland
Baloise Holding AG (Registered) (11,700) (1,834,627) 1.0
DSM-Firmenich AG ........ (12,000) (1,364,785) 0.7
Helvetia Holding AG
(Registered) ........... (18,600) (2,564,398) 1.4
Swiss Life Holding AG
(Registered) ........... (7,100) (4,979,887) 2.7
(10,743,697)
Taiwan
Chailease Holding Co. Ltd. ... (30,681) (164,403) 0.1
E.Sun Financial Holding Co. Ltd. (2,497,000) (2,117,496) 1.2
First Financial Holding Co. Ltd. (2,941,127) (2,535,944) 1.4
Formosa Plastics Corp. ..... (714,000) (1,518,873) 0.8
Powerchip Semiconductor
Manufacturing Corp. ..... (790,000) (639,360) 0.4
Teco Electric and Machinery Co.
Ltd. ................ (17,000) (30,330) 0.0
Yuanta Financial Holding Co.
Ltd. ................ (2,205,120) (2,074,790) 1.1
(9,081,196)
United Kingdom
Diageo plc .............. (53,100) (1,964,818) 1.1
RS GROUP plc ........... (205,700) (1,886,082) 1.0
United Utilities Group plc .... (94,800) (1,231,797) 0.7
(5,082,697)
United States
Apollo Global Management, Inc. (13,400) (1,506,830) 0.8
Atlantic Union Bankshares Corp. (30,170) (1,065,303) 0.6
Best Buy Co., Inc. ......... (12,500) (1,025,375) 0.6
Brookline Bancorp, Inc. ..... (108,316) (1,078,827) 0.6
Brown-Forman Corp., Class B . (27,400) (1,414,388) 0.8
Charles River Laboratories
International, Inc. ....... (4,900) (1,327,655) 0.7
Shares Value
% of Basket
Value
United States (continued)
Cognizant Technology Solutions
Corp., Class A ......... (19,400) $ (1,421,826) 0.8%
Community Bank System, Inc. . (28,734) (1,380,094) 0.7
CVB Financial Corp. ....... (72,435) (1,292,240) 0.7
Darden Restaurants, Inc. .... (7,100) (1,186,765) 0.6
Dime Community Bancshares,
Inc. ................. (4,130) (79,544) 0.0
Dollar General Corp. ....... (9,200) (1,435,752) 0.8
First BanCorp ............ (32,496) (1,173,755) 0.6
GE HealthCare Technologies,
Inc. ................. (17,400) (1,581,834) 0.9
Glacier Bancorp, Inc. ....... (33,606) (1,353,650) 0.7
Independent Bank Group, Inc. . (34,553) (1,577,344) 0.9
Iron Mountain, Inc. ........ (15,600) (1,251,276) 0.7
Lowe's Cos., Inc. ......... (8,100) (2,063,313) 1.1
OceanFirst Financial Corp. ... (92,629) (1,520,042) 0.8
ONEOK, Inc. ............ (19,800) (1,587,366) 0.9
Provident Financial Services,
Inc. ................. (100,014) (1,457,204) 0.8
Public Storage ........... (5,000) (1,450,300) 0.8
Sandy Spring Bancorp, Inc. .. (70,405) (1,631,988) 0.9
SouthState Corp. ......... (13,035) (1,108,366) 0.6
Southwest Airlines Co. ...... (23,800) (694,722) 0.4
Take-Two Interactive Software,
Inc. ................. (12,500) (1,856,125) 1.0
Union Pacific Corp. ........ (8,900) (2,188,777) 1.2
Valley National Bancorp ..... (224,356) (1,785,874) 1.0
Waste Management, Inc. .... (5,300) (1,129,695) 0.6
Waters Corp. ............ (5,000) (1,721,150) 0.9
Xylem, Inc. .............. (6,800) (878,832) 0.5
(42,226,212)
Preferred Securities
Brazil
Alpargatas SA ........... (394,500) (753,541) 0.4
Total Reference Entity — Short ............ (296,377,055)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (184,196,091)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
AMP Ltd. ............... 778,200 593,641 (0.2)
Ansell Ltd. .............. 59,100 946,473 (0.4)
BHP Group Ltd. .......... 55,700 1,610,507 (0.6)
Brambles Ltd. ............ 170,000 1,789,098 (0.7)
Coles Group Ltd. ......... 187,800 2,073,167 (0.8)
Macquarie Group Ltd. ...... 7,900 1,027,613 (0.4)
Steadfast Group Ltd. ....... 486,800 1,865,197 (0.7)
Woolworths Group Ltd. ..... 101,100 2,185,382 (0.8)
12,091,078
Belgium
Elia Group SA ........... 12,000 1,295,340 (0.5)
Liberty Global Ltd., Class A ... 121,654 2,058,385 (0.8)
3,353,725

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Brazil
B3 SA - Brasil Bolsa Balcao .. 589,100 $ 1,409,499 (0.6) %
Lojas Renner SA .......... 182,200 615,035 (0.2)
M Dias Branco SA ......... 52,900 401,227 (0.2)
Multiplan Empreendimentos
Imobiliarios SA ......... 153,300 784,625 (0.3)
WEG SA ............... 179,000 1,367,287 (0.5)
Wheaton Precious Metals Corp. 17,400 819,549 (0.3)
5,397,222
Canada
Enbridge, Inc. ............ 40,300 1,456,340 (0.6)
Fairfax Financial Holdings Ltd. 600 646,753 (0.2)
Franco-Nevada Corp. ...... 9,600 1,143,878 (0.4)
Pembina Pipeline Corp. ..... 32,800 1,157,704 (0.4)
Power Corp. of Canada ..... 130,500 3,659,068 (1.4)
8,063,743
China
China Life Insurance Co. Ltd.,
Class H .............. 581,000 698,699 (0.3)
China Tower Corp. Ltd., Class H 11,962,000 1,376,703 (0.5)
Kuaishou Technology ....... 85,200 536,300 (0.2)
Li Auto, Inc., Class A ....... 78,800 1,196,541 (0.5)
Nongfu Spring Co. Ltd., Class H 334,800 1,809,539 (0.7)
PDD Holdings, Inc., ADR .... 7,600 883,500 (0.3)
Ping An Insurance Group Co. of
China Ltd., Class H ...... 188,500 800,311 (0.3)
Prosus NV .............. 103,900 3,252,111 (1.2)
Sunny Optical Technology Group
Co. Ltd. .............. 114,900 588,439 (0.2)
Wilmar International Ltd. .... 983,000 2,496,943 (0.9)
WuXi AppTec Co. Ltd., Class H 83,700 397,672 (0.2)
14,036,758
Denmark
Novo Nordisk A/S, Class B ... 9,900 1,269,907 (0.5)
Orsted A/S .............. 13,100 732,013 (0.2)
Vestas Wind Systems A/S ... 46,200 1,288,685 (0.5)
3,290,605
Finland
Elisa OYJ .............. 41,400 1,845,753 (0.7)
France
Gecina SA .............. 24,600 2,512,746 (0.9)
La Francaise des Jeux SAEM . 44,100 1,797,414 (0.7)
Neoen SA .............. 19,500 552,033 (0.2)
4,862,193
Germany
ADLER Group SA ......... 25,673 4,972 (0.0)
Bechtle AG ............. 10,400 549,684 (0.2)
Heidelberg Materials AG .... 6,100 671,496 (0.3)
RWE AG ............... 63,700 2,164,985 (0.8)
3,391,137
Hong Kong
Hongkong Land Holdings Ltd. . 391,100 1,200,868 (0.5)
Jardine Matheson Holdings Ltd. 17,300 645,318 (0.2)
1,846,186
Ireland
Smurfit Kappa Group plc .... 27,100 1,238,585 (0.5)
Italy
Mediobanca Banca di Credito
Finanziario SpA ........ 219,000 3,263,423 (1.2)
Shares Value
% of Basket
Value
Japan
Alfresa Holdings Corp. ...... 201,700 $ 2,931,061 (1.1) %
Azbil Corp. .............. 34,800 962,771 (0.4)
Brother Industries Ltd. ...... 24,200 448,819 (0.2)
Ito En Ltd. .............. 112,200 2,744,358 (1.0)
Mitsubishi Chemical Group
Corp. ............... 125,400 764,222 (0.3)
Mitsui High-Tec, Inc. ....... 9,100 516,911 (0.2)
Money Forward, Inc. ....... 13,000 579,896 (0.2)
Morinaga & Co. Ltd. ....... 51,300 880,560 (0.3)
Nippon Paint Holdings Co. Ltd. 254,600 1,832,402 (0.7)
Nippon Steel Corp. ........ 22,900 551,077 (0.2)
Nomura Research Institute Ltd. 90,300 2,550,862 (1.0)
Persol Holdings Co. Ltd. ..... 726,800 1,016,599 (0.4)
Resorttrust, Inc. .......... 116,900 2,000,152 (0.8)
Sekisui Chemical Co. Ltd. .... 112,800 1,650,333 (0.6)
Sumitomo Rubber Industries
Ltd. ................ 229,100 2,824,329 (1.1)
Suzuken Co. Ltd. ......... 71,200 2,170,585 (0.8)
TechnoPro Holdings, Inc. .... 54,900 1,099,550 (0.4)
Toyo Tire Corp. ........... 41,400 782,317 (0.3)
Toyota Tsusho Corp. ....... 11,300 775,981 (0.3)
27,082,785
Mexico
Arca Continental SAB de CV .. 143,900 1,574,419 (0.6)
Cemex SAB de CV ........ 999,600 883,282 (0.3)
2,457,701
New Zealand
Xero Ltd. ............... 5,600 486,245 (0.2)
Norway
Orkla ASA .............. 148,800 1,050,932 (0.4)
Poland
LPP SA ................ 100 382,749 (0.2)
Powszechny Zaklad Ubezpieczen
SA ................. 221,100 2,700,459 (1.0)
3,083,208
Singapore
UOL Group Ltd. .......... 236,700 1,007,706 (0.4)
South Africa
FirstRand Ltd. ........... 366,500 1,194,165 (0.4)
South Korea
Hanwha Aerospace Co. Ltd. .. 5,900 910,071 (0.4)
KakaoBank Corp. ......... 54,200 1,132,006 (0.4)
Orion Corp. ............. 12,600 859,781 (0.3)
2,901,858
Spain
Acciona SA ............. 8,800 1,070,966 (0.4)
Amadeus IT Group SA ...... 10,200 654,806 (0.3)
1,725,772
Sweden
Trelleborg AB, Class B ...... 33,000 1,180,013 (0.4)
Switzerland
Kuehne + Nagel International AG
(Registered) ........... 2,600 723,369 (0.3)
PSP Swiss Property AG
(Registered) ........... 15,500 2,031,873 (0.8)
Swiss Prime Site AG
(Registered) ........... 28,900 2,726,054 (1.0)
5,481,296

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Taiwan
ASE Technology Holding Co.
Ltd. ................ 132,000 $ 640,741 (0.2) %
Chicony Electronics Co. Ltd. .. 103,000 712,335 (0.3)
Compal Electronics, Inc. ..... 1,505,000 1,802,515 (0.7)
Genius Electronic Optical Co.
Ltd. ................ 63,000 1,001,116 (0.4)
Inventec Corp. ........... 347,000 635,048 (0.2)
MediaTek, Inc. ........... 51,000 1,904,323 (0.7)
Wiwynn Corp. ............ 7,000 479,334 (0.2)
7,175,412
United Kingdom
abrdn plc ............... 395,400 704,356 (0.3)
British Land Co. plc (The) .... 182,500 910,490 (0.3)
Bunzl plc ............... 18,700 719,531 (0.3)
Burberry Group plc ........ 78,600 1,202,294 (0.5)
EnQuest plc ............. 4,891,224 870,325 (0.3)
M&G plc ............... 502,100 1,397,517 (0.5)
Standard Chartered plc ..... 83,300 706,194 (0.3)
Synthomer plc ........... 874,159 2,875,751 (1.1)
Weir Group plc (The) ....... 43,200 1,103,511 (0.4)
Whitbread plc ............ 18,600 777,628 (0.3)
11,267,597
United States
Adobe, Inc. ............. 3,200 1,614,720 (0.6)
AES Corp. (The) .......... 145,600 2,610,608 (1.0)
Altice USA, Inc., Class A .... 98,847 257,991 (0.1)
Atlassian Corp., Class A ..... 2,900 565,819 (0.2)
Booking Holdings, Inc. ...... 200 725,576 (0.3)
Builders FirstSource, Inc. .... 7,100 1,480,705 (0.6)
Carnival Corp. ........... 28,700 468,958 (0.2)
Citigroup, Inc. ............ 24,700 1,562,028 (0.6)
Cummins, Inc. ........... 5,100 1,502,715 (0.6)
Deckers Outdoor Corp. ..... 1,100 1,035,386 (0.4)
Dexcom, Inc. ............ 5,500 762,850 (0.3)
Franklin Resources, Inc. ..... 133,000 3,738,630 (1.4)
Hartford Financial Services
Group, Inc. (The) ....... 13,000 1,339,650 (0.5)
Holcim AG .............. 17,600 1,594,503 (0.6)
Intuit, Inc. .............. 1,200 780,000 (0.3)
Las Vegas Sands Corp. ..... 17,300 894,410 (0.3)
Lockheed Martin Corp. ...... 4,200 1,910,454 (0.7)
MarketAxess Holdings, Inc. .. 3,400 745,450 (0.3)
MGM Resorts International ... 44,700 2,110,287 (0.8)
MSCI, Inc. .............. 3,700 2,073,665 (0.8)
Nasdaq, Inc. ............ 16,200 1,022,220 (0.4)
Prologis, Inc. ............ 10,500 1,367,310 (0.5)
Snap-on, Inc. ............ 2,700 799,794 (0.3)
Southwest Airlines Co. ...... 10,000 291,900 (0.1)
State Street Corp. ......... 9,900 765,468 (0.3)
Synchrony Financial ....... 26,000 1,121,120 (0.4)
TJX Cos., Inc. (The) ....... 21,500 2,180,530 (0.8)
Universal Health Services, Inc.,
Class B .............. 5,600 1,021,776 (0.4)
Wynn Resorts Ltd. ........ 6,300 644,049 (0.2)
36,988,572
Shares Value
% of Basket
Value
Preferred Securities
Brazil
Bradespar SA (Preference) ... 143,200 $ 589,600 (0.2) %
Petroleo Brasileiro SA
(Preference) .......... 114,700 857,609 (0.3)
1,447,209
Total Reference Entity — Long ............ 167,210,879
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (700,683) (76,318,392) 28.9
iShares Preferred & Income
Securities ETF ......... (815,000) (26,267,450) 9.9
SPDR Bloomberg High Yield
Bond ETF ............ (635,565) (60,505,788) 22.9
Vanguard Long-Term Corporate
Bond ETF ............ (275,000) (21,513,250) 8.1
Vanguard Short-Term Corporate
Bond ETF ............ (1,800,000) (139,158,000) 52.7
(323,762,880)
Common Stocks
Brazil
BRF SA ................ (257,200) (837,949) 0.3
Hapvida Participacoes e
Investimentos SA ....... (21,300) (15,756) 0.0
Localiza Rent a Car SA ..... (236,595) (2,593,610) 1.0
(3,447,315)
China
CITIC Ltd. .............. (1,523,000) (1,465,865) 0.6
Guangzhou Automobile Group
Co. Ltd., Class H ....... (4,550,000) (1,867,561) 0.7
iQIYI, Inc., ADR .......... (731,500) (3,094,245) 1.2
Luye Pharma Group Ltd. .... (8,509,500) (2,969,667) 1.1
Tencent Holdings Ltd. ...... (166,200) (6,473,481) 2.4
Weibo Corp., ADR ......... (487,900) (4,435,011) 1.7
Wharf Holdings Ltd. (The) .... (288,000) (946,770) 0.4
XPeng, Inc., Class A ....... (223,400) (885,042) 0.3
(22,137,642)
France
Engie SA ............... (69,000) (1,156,257) 0.4
Sartorius Stedim Biotech .... (4,400) (1,254,996) 0.5
(2,411,253)
Hong Kong
Hong Kong & China Gas Co.
Ltd. ................ (1,541,000) (1,168,026) 0.4
Italy
Davide Campari-Milano NV .. (225,073) (2,261,978) 0.8
Japan
Ajinomoto Co., Inc. ........ (35,700) (1,333,167) 0.5
Daiwa House Industry Co. Ltd. (135,000) (4,018,331) 1.5
Ibiden Co. Ltd. ........... (56,100) (2,512,538) 1.0
Iida Group Holdings Co. Ltd. .. (101,100) (1,308,391) 0.5
INFRONEER Holdings, Inc. .. (36,200) (347,435) 0.1
JAFCO Group Co. Ltd. ...... (52,000) (643,051) 0.3
JFE Holdings, Inc. ......... (379,100) (6,283,059) 2.4
Kansai Paint Co. Ltd. ....... (238,900) (3,421,791) 1.3
Kobe Steel Ltd. ........... (238,000) (3,229,671) 1.2

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
Shares Value
% of Basket
Value
Japan (continued)
Nippon Telegraph & Telephone
Corp. ............... (1,632,900) $ (1,944,953) 0.7%
OSG Corp. .............. (93,800) (1,351,195) 0.5
Sanrio Co. Ltd. ........... (271,200) (5,219,016) 2.0
SBI Holdings, Inc. ......... (70,700) (1,854,472) 0.7
Taiyo Yuden Co. Ltd. ....... (107,800) (2,552,124) 1.0
(36,019,194)
Macau
Wynn Macau Ltd. ......... (5,444,800) (4,866,305) 1.8
Mexico
Industrias Penoles SAB de CV (1,800) (25,692) 0.0
Netherlands
Heineken Holding NV ...... (15,900) (1,283,193) 0.5
Singapore
Jardine Cycle & Carriage Ltd. . (50,800) (909,555) 0.4
Switzerland
Banque Cantonale Vaudoise
(Registered) ........... (6,100) (709,650) 0.3
Tecan Group AG (Registered) . (4,900) (2,030,215) 0.8
(2,739,865)
Shares Value
% of Basket
Value
United States
Air Transport Services Group,
Inc. ................. (34,000) $ (467,840) 0.2%
Arthur J Gallagher & Co. .... (6,100) (1,525,244) 0.6
Avery Dennison Corp. ...... (8,000) (1,786,000) 0.7
Brandywine Realty Trust .... (12,500) (60,000) 0.0
CDW Corp. ............. (6,400) (1,636,992) 0.6
Celanese Corp. .......... (11,000) (1,890,460) 0.7
Coinbase Global, Inc., Class A (48,600) (12,884,832) 4.9
Corning, Inc. ............ (97,500) (3,213,600) 1.2
Frontier Communications Parent,
Inc. ................. (60,500) (1,482,250) 0.6
MicroStrategy, Inc., Class A .. (2,340) (3,988,671) 1.5
Revvity, Inc. ............. (12,520) (1,314,600) 0.5
Viasat, Inc. .............. (7,000) (126,630) 0.0
(30,377,119)
Total Reference Entity — Short ............ (431,410,017)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (264,199,138)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.02
1-day ESTR ......................................... Euro Short-Term Rate 3.90
1-day IBR ........................................... Colombian Reference Banking Indicator 11.39
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7.90
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
1-day SORA ......................................... Singapore Overnight Rate Average 3.69
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2.49
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.07
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.30
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.25
3-mo. BBR .......................................... Australian Bank Bill Rate 4.34
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.64
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4.72
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.35
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5.61
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.78
6-mo. BBR .......................................... Australian Bank Bill Rate 4.50
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.85
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5.23
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.76

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Bermuda ............................................. $ — $ 36,063,597 $ — $ 36,063,597
Canada ............................................. — 20,853,776 — 20,853,776
Cayman Islands ........................................ — 2,245,037,614 1 2,245,037,615
France .............................................. — 6,450,725 — 6,450,725
Germany ............................................ — 5,101,411 — 5,101,411
Ireland .............................................. — 357,920,114 — 357,920,114
Italy ................................................ — 38,942,352 — 38,942,352
Jersey, Channel Islands ................................... — 30,327,307 — 30,327,307
Luxembourg .......................................... — 5,391,207 — 5,391,207
Netherlands ........................................... — 12,593,155 — 12,593,155
Portugal ............................................. — 591,687 — 591,687
Spain ............................................... — 15,721,948 — 15,721,948
United Kingdom ........................................ — 111,525,805 — 111,525,805
United States .......................................... — 2,295,583,871 70,455,423 2,366,039,294
Common Stocks
Canada ............................................. 2,092,352 — — 2,092,352
China ............................................... — 5,423,681 — 5,423,681
France .............................................. — 2,214,631 — 2,214,631
Germany ............................................ 68,964 25,296,109 — 25,365,073
Greece .............................................. 916,957 277,164 — 1,194,121
Hungary ............................................. 1,573,426 — — 1,573,426
India ............................................... 2,760,000 15,730,508 — 18,490,508
Indonesia ............................................ 453,725 3,941,986 — 4,395,711
Italy ................................................ — 5,317,102 — 5,317,102
Malaysia ............................................. — 1,425,963 — 1,425,963
Netherlands ........................................... 724,032 6,416,509 — 7,140,541
Peru ................................................ 435,435 — — 435,435
Philippines ........................................... 868,844 2,128,790 — 2,997,634
Poland .............................................. — 1,777,425 — 1,777,425
South Africa ........................................... 429,453 — — 429,453
Spain ............................................... — 1,343,642 — 1,343,642
Sweden ............................................. — 581,261 — 581,261
Thailand ............................................. — 2,432,139 — 2,432,139
United Kingdom ........................................ 9,916,772 644,739 52 10,561,563
United States .......................................... 437,246,914 7,028,734 79,992,157 524,267,805
Zambia .............................................. 2,636,924 — — 2,636,924
Corporate Bonds
Argentina ............................................ — 5,470,161 — 5,470,161
Australia ............................................. — 111,874,637 36,129,203 148,003,840
Austria .............................................. — 41,142,445 — 41,142,445
Belgium ............................................. — 124,843,332 — 124,843,332
Brazil ............................................... — 122,929,612 — 122,929,612
Canada ............................................. — 245,408,847 — 245,408,847
Cayman Islands ........................................ — — 898,401 898,401
Chile ............................................... — 26,891,701 — 26,891,701
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
China ............................................... $ — $ 100,232,340 $ — $ 100,232,340
Colombia ............................................ — 40,766,735 — 40,766,735
Costa Rica ........................................... — 1,801,862 — 1,801,862
Cyprus .............................................. — 14,419,927 — 14,419,927
Czech Republic ........................................ — 14,274,318 — 14,274,318
Denmark ............................................. — 75,717,406 — 75,717,406
Dominican Republic ..................................... — 6,288,355 — 6,288,355
Finland .............................................. — 50,635,334 — 50,635,334
France .............................................. — 1,018,010,139 23,363,219 1,041,373,358
Germany ............................................ — 993,406,300 20,316,332 1,013,722,632
Ghana .............................................. — 3,913,074 — 3,913,074
Greece .............................................. — 12,542,254 — 12,542,254
Guatemala ........................................... — 9,887,354 — 9,887,354
Hong Kong ........................................... — 155,003,296 — 155,003,296
India ............................................... — 286,057,484 — 286,057,484
Indonesia ............................................ — 82,137,476 — 82,137,476
Ireland .............................................. — 46,912,083 842,582 47,754,665
Israel ............................................... — 31,365,927 — 31,365,927
Italy ................................................ — 583,101,619 21,626,932 604,728,551
Jamaica ............................................. — 8,412,246 — 8,412,246
Japan ............................................... — 187,959,535 218,655 188,178,190
Jersey, Channel Islands ................................... — 13,271,387 47,103,455 60,374,842
Kuwait .............................................. — 13,752,763 — 13,752,763
Luxembourg .......................................... — 165,841,417 — 165,841,417
Macau .............................................. — 81,188,743 — 81,188,743
Malaysia ............................................. — 21,186,322 — 21,186,322
Mexico .............................................. — 39,499,394 — 39,499,394
Netherlands ........................................... — 347,264,706 — 347,264,706
New Zealand .......................................... — 8,535,768 — 8,535,768
Nigeria .............................................. — 2,961,213 — 2,961,213
Norway .............................................. — 8,072,226 — 8,072,226
Peru ................................................ — 3,294,263 — 3,294,263
Philippines ........................................... — 44,142,260 — 44,142,260
Portugal ............................................. — 50,130,090 — 50,130,090
Romania ............................................. — 16,936,502 — 16,936,502
Saudi Arabia .......................................... — 16,115,767 — 16,115,767
Singapore ............................................ — 82,365,686 — 82,365,686
Slovenia ............................................. — 23,823,115 — 23,823,115
South Africa ........................................... — 77,801,212 — 77,801,212
South Korea .......................................... — 182,508,669 — 182,508,669
Spain ............................................... — 536,471,860 22,964,497 559,436,357
Sweden ............................................. — 118,845,708 — 118,845,708
Switzerland ........................................... — 399,676,854 — 399,676,854
Thailand ............................................. — 54,481,042 — 54,481,042
Turkey .............................................. — 3,524,248 — 3,524,248
Ukraine ............................................. — 55,348,816 — 55,348,816
United Arab Emirates .................................... — 80,610,274 — 80,610,274
United Kingdom ........................................ — 1,430,579,001 6,166,794 1,436,745,795
United States .......................................... — 5,126,633,511 479,104,563 5,605,738,074
Vietnam ............................................. — 1,680,752 — 1,680,752
Zambia .............................................. — 6,533,419 — 6,533,419
Fixed Rate Loan Interests
India ............................................... — — 38,773,000 38,773,000
Jersey, Channel Islands ................................... — — 2,032 2,032
Spain ............................................... — 21,577,000 — 21,577,000
United States .......................................... — 2,845,353 91,770,233 94,615,586
Floating Rate Loan Interests
Australia ............................................. — 993,607 — 993,607
Austria .............................................. — 3,241,502 — 3,241,502
Belgium ............................................. — 3,228,005 — 3,228,005
Canada ............................................. — 2,417,749 — 2,417,749
Colombia ............................................ — — 28,016,000 28,016,000
European Union ........................................ — — 1,428,041 1,428,041
Finland .............................................. — 10,212,796 — 10,212,796
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
France .............................................. $ — $ 41,257,846 $ — $ 41,257,846
Germany ............................................ — 32,829,093 3,204,184 36,033,277
Ireland .............................................. — — 33,491,138 33,491,138
Jersey, Channel Islands ................................... — — 21,857,468 21,857,468
Luxembourg .......................................... — 33,890,321 12,826,518 46,716,839
Netherlands ........................................... — 37,259,249 — 37,259,249
Spain ............................................... — 22,826,220 62,514,907 85,341,127
Sweden ............................................. — 6,420,603 — 6,420,603
United Kingdom ........................................ — 82,448,296 91,028,086 173,476,382
United States .......................................... — 497,110,015 424,785,829 921,895,844
Foreign Agency Obligations ................................. — 529,664,936 — 529,664,936
Foreign Government Obligations .............................. — 4,352,630,444 — 4,352,630,444
Investment Companies .................................... 476,328,602 — 18,179,801 494,508,403
Municipal Bonds ......................................... — 414,986,206 — 414,986,206
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 34,476,434 — 34,476,434
Cayman Islands ........................................ — 18,504,235 — 18,504,235
Ireland .............................................. — 67,944,129 — 67,944,129
Italy ................................................ — 19,963,714 — 19,963,714
Netherlands ........................................... — 10,229,343 — 10,229,343
Switzerland ........................................... — 10,398 — 10,398
United Kingdom ........................................ — 300,973,353 — 300,973,353
United States .......................................... — 2,891,676,576 137,664,579 3,029,341,155
Preferred Securities
Brazil ............................................... — — 17,103,392 17,103,392
China ............................................... — — 47,423,360 47,423,360
Germany ............................................ — — 6,105,796 6,105,796
Israel ............................................... — — 14,911,692 14,911,692
Spain ............................................... — 10,764,334 — 10,764,334
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 8,220,204 8,220,204
United States .......................................... — 194,341,624 250,465,439 444,807,063
U.S. Government Sponsored Agency Securities .................... — 15,473,019,503 — 15,473,019,503
U.S. Treasury Obligations ................................... — 1,060,051,865 — 1,060,051,865
Warrants .............................................. 443,025 6,922 19,519,177 19,969,124
Short-Term Securities
Borrowed Bond Agreements ................................. — 256,130,106 — 256,130,106
Commercial Paper ....................................... — 986,826,496 — 986,826,496
Foreign Agency Obligations ................................. — 56,014,585 — 56,014,585
Foreign Government Obligations .............................. — 248,161,286 — 248,161,286
Money Market Funds ...................................... 1,481,347,159 — — 1,481,347,159
U.S. Treasury Obligations ................................... — 103,181,623 — 103,181,623
Options Purchased
Credit contracts .......................................... — 476,794 — 476,794
Equity contracts .......................................... 27,546,552 10,289,322 — 37,835,874
Foreign currency exchange contracts ........................... — 25,741,664 — 25,741,664
Interest rate contracts ...................................... 5,887,217 52,715,381 — 58,602,598
Other contracts .......................................... — 668,394 — 668,394
Unfunded commitments
(a)
........................................ — — 9,117,874 9,117,874
Liabilities
Investments
Borrowed Bonds ......................................... — (263,531,491) — (263,531,491)
TBA Sale Commitments .................................... — (10,718,611,431) — (10,718,611,431)
Unfunded Floating Rate Loan Interests
( b )
.............................. — — (199,524) (199,524)
$ 2,451,676,353 $ 35,614,432,139 $ 2,147,391,493 $ 40,213,499,985
Investments Valued at NAV
( c )
...................................... 36,259,371
$ 40,249,759,356
Derivative Financial Instruments
(d)
Assets
Commodity contracts ....................................... $ 7,106,782 $ — $ — $ 7,106,782
Credit contracts ........................................... — 11,315,739 — 11,315,739
Equity contracts ........................................... — 6,001,378 — 6,001,378
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ 170,101,749 $ — $ 170,101,749
Interest rate contracts ....................................... 11,022,041 509,588,859 — 520,610,900
Other contracts ........................................... — 1,109,134 — 1,109,134
Liabilities
Commodity contracts ....................................... (553,478) — — (553,478)
Credit contracts ........................................... — (33,935,746) — (33,935,746)
Equity contracts ........................................... (9,623,419) (4,272,904) — (13,896,323)
Foreign currency exchange contracts ............................ — (61,358,896) — (61,358,896)
Interest rate contracts ....................................... (44,588,118) (613,243,717) — (657,831,835)
Other contracts ........................................... — (798,270) — (798,270)
$ (36,636,192) $ (15,492,674) $ — $ (52,128,866)
(a)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investment
Companies
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ............................... $ 130,976,062 $ 77,139,022 $ 540,614,614 $ 88,154,978 $ 727,543,256 $ 16,854,730
Transfers into Level 3 ............................................. — — — 34,120,240 36,835,435 —
Transfers out of Level 3 ............................................ (42,876,170) — (2,861,553) — (15,059,135) —
Other
(a)
....................................................... 5,614,989 — (5,614,989) — — —
Accrued discounts/premiums ......................................... (2,323,299) — 897,202 69,061 269,586 —
Net realized gain (loss) ............................................ 13,152 — (1,493,982) — 816,030 —
Net change in unrealized appreciation (depreciation)
(b)
........................ (1,033,396) 2,853,187 6,919,997 278,122 (1,812,524) (55,212)
Purchases ..................................................... — — 167,399,155 17,634,441 70,016,390 1,380,283
Sales ........................................................ (19,915,914) — (47,125,811) (9,711,577) (139,456,867) —
Closing balance, as of March 31, 2024 ..................................
$ 70,455,424 $ 79,992,209 $ 658,734,633 $ 130,545,265 $ 679,152,171 $ 18,179,801
Net change in unrealized appreciation (depreciation) on investments still held at March 31,
2024
(b)
.....................................................
$ 823,008 $ 2,853,187 $ 7,981,683 $ 433,406 $ (5,685,245) $ (55,212)
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ............................... $ 140,558,506 $ 298,734,094 $ 7,197,193 $ 2,087,315 $ 10,297,993 $ 2,040,157,763
Transfers into Level 3 ............................................. — 15,957,567 — — 940,426 87,853,668
Transfers out of Level 3 ............................................ — — — — — (60,796,858)
Accrued discounts/premiums ......................................... 395,479 — — — — (691,971)
Net realized gain (loss) ............................................ 51,607 (19) — — (147,343) (760,555)
Net change in unrealized appreciation (depreciation)
( b )
........................ 1,563,833 (12,185,300) 1,920,681 (2,286,839) 7,619,868 3,782,417
Purchases ..................................................... 63,889 63,976,408 — — 808,233 321,278,799
Sales ........................................................ (4,968,735) (22,252,866) — — — (243,431,770)
Closing balance, as of March 31, 2024 ..................................
$ 137,664,579 $ 344,229,884 $ 9,117,874 $ (199,524) $ 19,519,177 $ 2,147,391,493
Net change in unrealized appreciation (depreciation) on investments still held at March 31,
2024
( b )
.....................................................
$ 1,563,833 $ (29,087,020) $ 1,920,681 $ (2,286,839) $ 7,735,466 $ (13,803,052)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $346,368,430. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2024, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 43,755,423 Income Discount Rate 8% —
Common Stocks ............................. 79,992,070 Market Revenue Multiple 2.00x - 16.00x 7.48x
Volatility 75% - 80% 80%
Time to Exit 3.0 - 5.3 years 3.0 years
EBIDTA Multiple 12.89x —
Corporate Bonds ............................. 602,081,024 Income Discount Rate 5% - 30% 13%
Market Revenue Multiple 4.25x —
Volatility 50% —
Fixed Rate Loan Interests ........................ 88,900,390 Income Discount Rate 7% - 13% 9%
Floating Rate Loan Interests ...................... 618,708,368 Income Discount Rate 7% - 15% 10%
Estimated Recovery
Value
13% - 50% 47%
Market EBITDA Multiple 14.50x —
Non-Agency Mortgage-Backed Securities .............. 25,335,131 Income Discount Rate 10% - 11% 10%
Preferred Stocks
(b)
............................ 327,706,454 Market Revenue Multiple 1.60x - 17.50x 7.45x
Volatility 34% - 90% 67%
Time to Exit 0.1 - 5.0 years 2.5 years
Direct Profit Multiple 4.50x —
Gross Profit Multiple 16.25x —
EBIDTAR Multiple 9.53x —
EBIDTA Multiple 7.25x - 12.40x 11.84x
Market Adjustment
Multiple
1.00x - 1.30x 1.23x
Income Discount Rate 11% - 14% 11%
Warrants .................................. 14,544,203 Market Revenue Multiple 4.25x - 12.38x 7.86x
Volatility 36% - 88% 72%
Time to Exit 0.1 - 5.3 years 2.8 years
Income Discount Rate 26% —
$ 1,801,023,063

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Strategic Income Opportunities Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
HIBOR Hong Kong Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate